UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant: P.O. BOX 2600, VALLEY FORGE, PA 19482

Name and address of agent for service: R. GREGORY BARTON
                                       P.O. BOX 876
                                       VALLEY FORGE, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2002 - October 31, 2003

ITEM 1: Reports to Shareholders

VANGUARD(R) MUNICIPAL BOND FUNDS

OCTOBER 31, 2003

ANNUAL REPORT

VANGUARD(R) TAX-EXEMPT MONEY MARKET FUND
VANGUARD(R) SHORT-TERM TAX-EXEMPT FUND
VANGUARD(R) LIMITED-TERM TAX-EXEMPT FUND
VANGUARD(R) INTERMEDIATE-TERM TAX-EXEMPT FUND
VANGUARD(R) INSURED LONG-TERM TAX-EXEMPT FUND
VANGUARD(R) LONG-TERM TAX-EXEMPT FUND
VANGUARD(R) HIGH-YIELD TAX-EXEMPT FUND

THE VANGUARD GROUP(R) LOGO

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, John J. Brennan, together with the letter from the managers who select securities for your fund, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that the opinions expressed by Vanguard's investment managers are just that: informed opinions. They should not be considered promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. As things change--and in the financial markets you can be certain only of change--an investment manager's job is to evaluate new information and make adjustments, if necessary. Of course, the risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS

 1 letter from the chairman
 8 report from the advisor
11 fund profiles
18 glossary of investment terms
19 performance summaries
32 about your fund's expenses
33 financial statements
53 advantages of vanguard.com
--------------------------------------------------------------------------------
SUMMARY

* Each of the Vanguard Municipal Bond Funds outperformed its average mutual fund peer during the 12 months ended October 31, 2003.

* Although the yields of taxable bonds rose slightly, those of tax-exempt bonds declined.

* In an environment of low interest rates, the funds' low costs were a key source of outperformance.
--------------------------------------------------------------------------------
WANT LESS CLUTTER IN YOUR MAILBOX? JUST REGISTER WITH VANGUARD.COM AND OPT TO GET FUND REPORTS ONLINE.

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

During the 12 months ended October 31, 2003, a period in which tax-exempt securities were especially attractive, the Vanguard Municipal Bond Funds produced total returns that surpassed those of their peer group averages.

[PICTURES OF JOHN J. BRENNAN]

In general, the yields of municipal securities declined during the period, and each of the Vanguard funds provided total returns made up primarily of an income component and secondarily of a small increase in capital value. (The exception was the Tax-Exempt Money Market Fund, which is expected, but not guaranteed, to generate all of its return from income while maintaining a stable share price of $1.)

As displayed in the table on the next page, the High-Yield Tax-Exempt Fund earned the highest total returns. Among those funds targeting a particular segment of the maturity spectrum, total returns declined in near-stair-step fashion from the longer-term funds to the shorter-term ones. The Tax-Exempt Money Market Fund, whose portfolio has the shortest average maturity, provided the lowest total return.

The table also presents the funds' October 31 yields, all of which were lower than a year ago. Because of tax-exempt bonds' favorable tax treatment, 1 percentage point of yield from a tax-exempt security is equivalent to 1.54 percentage points of yield from a taxable issue (based on the highest federal income tax bracket, but not accounting for state or local taxes). Thus, the 3.00% yield of the Intermediate-Term Tax-Exempt Fund's Investor Shares, for example, is equivalent to a fully taxable yield of 4.62%.

If you wish to view the per-share components of your fund's total returns (starting and ending net asset values and per-share distributions), please refer to the table on page 7.

TAXABLE "JUNK" BONDS RIVALED THE GAINS OF STOCKS

In the taxable bond market, higher risk correlated with higher returns during the fiscal year. The Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, surged 33.8%. Meanwhile, U.S. Treasury securities--considered to be risk-free--posted returns in the low single digits, with interest income offsetting a decline in prices. As bond prices fell, yields rose. At the fiscal year-end, the yield of the 10-year Treasury note stood at 4.29%, 40 basis points (0.40 percentage point) higher than at the start of the period.

--------------------------------------------------------------------------------
COMPONENTS OF TOTAL RETURNS                                    FISCAL YEAR ENDED
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

SEC
VANGUARD                       TOTAL        INCOME     CAPITAL      ANNUALIZED
TAX-EXEMPT FUND               RETURN        RETURN      RETURN          YIELD*
--------------------------------------------------------------------------------
MONEY MARKET**                  1.0%          1.0%        0.0%           0.86%
SHORT-TERM
   Investor Shares              2.3           2.0         0.3            1.20
   Admiral Shares               2.3           2.0         0.3            1.26
LIMITED-TERM
   Investor Shares              4.0           3.3         0.7            1.90
   Admiral Shares               4.1           3.4         0.7            1.96
INTERMEDIATE-TERM
   Investor Shares              4.7           4.2         0.5            3.00
   Admiral Shares               4.8           4.3         0.5            3.06
INSURED LONG-TERM
   Investor Shares              5.6           4.6         1.0            3.61
   Admiral Shares               5.6           4.6         1.0            3.67
LONG-TERM
   Investor Shares              5.4           4.7         0.7            3.67
   Admiral Shares               5.5           4.8         0.7            3.73
HIGH-YIELD
   Investor Shares              6.5           5.1         1.4            4.12
   Admiral Shares               6.6           5.2         1.4            4.18
--------------------------------------------------------------------------------
*7-day yield for Tax-Exempt Money Market Fund; 30-day yield for the other funds. **An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


In the municipal bond market, risk was also rewarded, but the price-yield pattern was reversed. With the exception of some longer-term bonds, yields declined markedly--and prices rose--as investors took advantage of the unusually compelling municipal bond values that existed at the start of the fiscal year. For the full 12 months, the Lehman Municipal Bond Index--a broad measure of the tax-exempt market--outperformed the Lehman Aggregate Bond Index, its taxable counterpart.

Among debt securities with the shortest maturities, which are influenced more strongly by the Federal Reserve Board's interest rate moves than by market forces, tax-exempt and taxable securities behaved similarly. During the fiscal year, the Fed slashed its target federal funds rate by 75 basis points to 1.00%, the lowest level since 1958. The yield of the 3-month Treasury bill, a fair proxy for money market interest rates, fell by 50 basis points to end the period at 0.95%.

STOCKS STAGED A REMARKABLE TURNAROUND

Weak economic data and the prospect of war with Iraq helped depress U.S. stock prices early in the fiscal year, but the outbreak of fighting in mid-March had a cathartic effect. The U.S. military's quick advance, combined with rosier reports on the nation's economy and corporate earnings, helped launch a surprisingly strong and sustained rally. For the full 12 months, the broad U.S. market, as measured by the Wilshire 5000 Total Market Index, returned 24.4%. the

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A LOWER-COST CLASS OF SHARES AVAILABLE TO MANY LONGTIME SHAREHOLDERS AND TO THOSE WITH SIGNIFICANT INVESTMENTS IN THE FUND.
--------------------------------------------------------------------------------

FUNDS THRIVED IN AN UNUSUAL ENVIRONMENT

The Vanguard Municipal Bond Funds delivered returns consistent with their segments of the municipal bond market, providing current income exempt from federal income taxes and outperforming the returns provided by their average peers. The details of the Investor Shares' outperformance are presented in the table on page 4.

As previously noted, one unusual feature of the fixed income markets during the past year was the disparate performances of tax-exempt and taxable securities. On balance, the yields of tax-exempt securities declined as their prices rose. In the taxable market, by contrast, yields rose as prices declined.

-----------------------------------------------------------------------------
MARKET BAROMETER                                 AVERAGE ANNUAL TOTAL RETURNS
                                               PERIODS ENDED OCTOBER 31, 2003
                                        -------------------------------------
                                              ONE       THREE            FIVE
                                             YEAR       YEARS           YEARS
-----------------------------------------------------------------------------
STOCKS
Lehman Aggregate Bond Index                  4.9%        8.4%            6.5%
   (Broad taxable market)
Lehman Municipal Bond Index                  5.1         7.1             5.6
Citigroup 3-Month Treasury Bill Index        1.2         2.6             3.6
-----------------------------------------------------------------------------
BONDS
Russell 1000 Index (Large-caps)             22.3%       -8.2%            1.1%
Russell 2000 Index (Small-caps)             43.4         3.4             8.3
Wilshire 5000 Index (Entire market)         24.4        -7.1             1.7
MSCI All Country World Index Free
   ex USA (International)                   30.4        -4.4             1.4
=============================================================================
CPI
Consumer Price Index                         2.0%        2.1%            2.4%
-----------------------------------------------------------------------------

One explanation for these dissimilar performances is that at the start of the fiscal year, tax-exempt securities offered unusually high yields relative to their taxable counterparts. In October 2002, for example, a 3-year municipal bond paid a yield equal to 96% of the yield offered by a 3-year Treasury note--very high by historical standards. As investors were attracted to these unusual values, the yields of muni bonds fell and those of Treasuries rose. At the end of the fiscal year, a 3-year municipal bond paid 74% of the yield of a 3-year Treasury note, a ratio that is more typical of historical levels.

--------------------------------------------------------------------------------
2003 TOTAL RETURNS                                             FISCAL YEAR ENDED
                                                                      OCTOBER 31
                                   ---------------------------------------------
                                                        AVERAGE
                                         VANGUARD     COMPETING
TAX-EXEMPT FUND INVESTOR SHARES              FUND         FUND*       DIFFERENCE
--------------------------------------------------------------------------------
Money Market                                 1.0%          0.5%             0.5%
Short-Term                                   2.3           2.2              0.1
Limited-Term                                 4.0           3.2              0.8
Intermediate-Term                            4.7           4.3              0.4
Insured Long-Term                            5.6           4.4              1.2
Long-Term                                    5.4           4.6              0.8
High-Yield                                   6.5           6.3              0.2
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

As yields of the shortest-term securities declined, Vanguard Fixed Income Group, the funds' investment advisor, nudged the maturities of the Tax-Exempt Money Market and Short-Term Tax-Exempt Funds slightly higher to limit the decline in income.

The yields of longer-term securities didn't decline nearly as sharply as those of short-term issues, and the advisor shortened the maturities of the other funds, finding that there was insufficient reward for the assumption of these securities' higher interest rate risk. During the year, for example, the average effective maturity of the Long-Term Tax-Exempt Fund declined from 9.7 years to
8.4 years.

In each of the Vanguard funds, our strong performance relative to the average peer was a product of excellent portfolio management and our funds' significantly lower operating costs. (To compare the costs of the Vanguard Municipal Bond Funds with those of their average peers, please see the table on page 32.)

For more information about the market environment and the funds, please see the Report from the Advisor, which begins on page 8.

INVESTMENT SKILL AND ATTENTION TO COSTS HAVE BEEN A POWERFUL COMBINATION

The characteristics that accounted for the strong relative performance of our municipal bond funds in 2003--management excellence and attention to costs--have also led to impressive longer-term results. Skilled portfolio management, to be sure, is necessary for strong fund performance, but it is only when costs are low that the fruits of such investment skill can be fully reaped by the shareholders.

The table below compares the returns of our funds with the average returns of their peer groups for the ten years ended October 31. Each of the Vanguard funds outperformed its average peer, leading to greater wealth accumulation on a hypothetical investment of $10,000. Compared with its average peer, for example, the Long-Term Tax-Exempt Fund Investor Shares earned an additional $1,794.

ALWAYS CRITICAL, LOW COSTS ARE NOW ESSENTIAL

The Vanguard Municipal Bond Funds can play an important role in a sensible investment plan, generating income free from federal income taxes and helping to diversify a portfolio's stock holdings. It's important to emphasize that the Vanguard funds' always-important cost advantage is especially critical in today's environment of low interest rates. If money market securities are yielding 5%, the difference between expense ratios (operating expenses as a percentage of average net assets) of, say, 0.70% and 0.17% might not seem that significant. When the same securities are yielding less than 1%, however, the difference is clearly apparent. There should be no doubt that the low-cost fund is the superior investment option.

--------------------------------------------------------------------------------
TOTAL RETURNS TEN YEARS ENDED OCTOBER 31, 2003

                               AVERAGE                FINAL VALUE OF A $10,000
                           ANNUAL RETURN                   INITIAL INVESTMENT*
                     -------------------------  --------------------------------
                                                 AVERAGE     AVERAGE
TAX-EXEMPT FUND        VANGUARD    COMPETING    VANGUARD   COMPETING
INVESTOR SHARES            FUND         FUND        FUND        FUND  DIFFERENCE
--------------------------------------------------------------------------------
Money Market               2.9%         2.4%     $13,333     $12,733     $   600
Short-Term                 3.8          3.7       14,458      14,378          80
Limited-Term               4.6          3.9       15,644      14,703         941
Intermediate-Term          5.3          4.8       16,834      16,017         817
Insured Long-Term          6.0          4.9       17,844      16,110       1,734
Long-Term                  5.9          4.8       17,818      16,024       1,794
High-Yield                 5.7          4.6       17,376      15,685       1,691
--------------------------------------------------------------------------------
*Assuming reinvestment of all income dividends and capital gains distributions.
Note: Differences between the final values of the same returns are due to rounding of returns.

In light of the shocking allegations about market-timing and late trading at some investment management firms, I feel compelled to close this letter with an assurance that Vanguard has policies and procedures in place to identify and deter such behavior. In addition, I have great confidence in the ethics, integrity, and character of the Vanguard crew--values that receive strong institutional support from our client-owned corporate structure, which channels all our efforts into the creation of wealth for our shareholders.

Thank you for entrusting your hard-earned money to us.

Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

NOVEMBER 13, 2003

--------------------------------------------------------------------------------
FUND STATISTICS                                   PERIODS ENDED OCTOBER 31, 2003

                                    NET ASSET VALUE
                                       PER SHARE                  TWELVE MONTHS
                              ----------------------------  --------------------
                               OCTOBER 31,   OCTOBER 31,      INCOME     CAPITAL
TAX-EXEMPT FUND                       2002          2003   DIVIDENDS       GAINS
--------------------------------------------------------------------------------
Money Market                        $ 1.00        $ 1.00      $0.010      $0.000
Short-Term
   Investor Shares                   15.73         15.77       0.317       0.000
   Admiral Shares                    15.73         15.77       0.327       0.000
Limited-Term
   Investor Shares                   11.00         11.08       0.355       0.000
   Admiral Shares                    11.00         11.08       0.362       0.000
Intermediate-Term
   Investor Shares                   13.55         13.58       0.563       0.040
   Admiral Shares                    13.55         13.58       0.571       0.040
Insured Long-Term
   Investor Shares                   12.85         12.89       0.580       0.083
   Admiral Shares                    12.85         12.89       0.587       0.083
Long-Term
   Investor Shares                   11.36         11.39       0.525       0.052
   Admiral Shares                    11.36         11.39       0.532       0.052
High-Yield
   Investor Shares                   10.54         10.69       0.526       0.000
   Admiral Shares                    10.54         10.69       0.533       0.000
--------------------------------------------------------------------------------

REPORT FROM THE ADVISOR

In the 12 months ended October 31, 2003, all seven of the Vanguard Municipal Bond Funds outperformed their average peers. Although the funds produced positive total returns in an environment of volatile-- and generally declining--interest rates, at the end of the period, the yields of all the funds were below their year-ago levels.

THE INVESTMENT ENVIRONMENT APPEARS ENCOURAGING

Economic growth accelerated dramatically during the past year, with the Department of Commerce's estimate for the three months ended September 30 indicating that inflation-adjusted gross domestic product grew at an annualized rate of 8.2%. Although employment has lagged--as it typically does in the early stages of an economic expansion--the labor market began to improve toward the end of the fiscal year. And inflation remained tame--the Consumer Price Index rose 2.0% over the fiscal year. The "core" CPI, which excludes volatile food and energy prices, was up just 1.3%.

The Federal Reserve Board has responded to the encouraging economic picture with caution. At its meeting in June, the board's Federal Open Market Committee made its second and final move of the fiscal year, lowering its target for the federal funds rate by 0.25 percentage point, to 1.00%. (The target rate was cut by 0.50 percentage point in November 2002.) Although the Fed acknowledged the economy was picking up, its monetary stance reflected some concern about the possibility of a continued decline in inflation.

For our part, we believe that the economy will continue to expand, leading to a rise in interest rates. We have taken steps to reduce the price sensitivity of our portfolios by shortening their durations slightly.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

Each fund holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each fund's maturity and qulity mandates. In manageing the funds, Vanguard Fixed Income group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each fund within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.
--------------------------------------------------------------------------------

MUNI BOND OUTPERFORMED TREASURIES

At the start of the fiscal year, municipal bonds offered unusually good value relative to U.S. Treasury securities. On October 31, 2002, for example, a 10-year AAA general-obligation municipal bond yielded 3.64%, equivalent to 94% of the yield available from a 10-year Treasury note despite the municipal bond's significant tax advantages.

--------------------------------------------------------------------------------
YIELDS ON MUNICIPAL BONDS
(AAA-RATED GENERAL-OBLIGATION ISSUES)
                                                                          CHANGE
MATURITY              OCTOBER 31, 2003       OCTOBER 31, 2002     (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                      1.31%                    1.70%                  -39
5 years                      2.40                     2.66                   -26
10 years                     3.68                     3.64                    +4
30 years                     4.82                     4.92                   -10
--------------------------------------------------------------------------------
Source: The Vanguard Group.


Over the 12 months, municipal bonds outperformed Treasury securities of all maturities, as municipal bond yields declined (or, in some cases, rose slightly), while those of Treasuries rose markedly. (Money market securities were the notable exception to this pattern. In both the taxable and tax-exempt markets, the yields of the shortest-term issues declined.) In both the Treasury and municipal markets, the yield curve steepened as short-term interest rates fell more sharply (or rose more modestly) than those of longer-term securities. The table above presents municipal bond yields at the start and end of the fiscal year.

One reason for the strong relative performance of municipal bonds compared with Treasuries was that demand remained steady while the supply of new municipal issues rose only modestly. The total value of munis that came to market during the first ten months of calendar 2003 was 8% higher than for the same period in 2002. But if the taxable securities in this new debt are excluded, the supply was just a manageable 2% higher. (The Vanguard Municipal Bond Funds do not own any taxable municipal bonds--a type of debt that many municipalities have used to replenish underfunded pension plans.)

All is not rosy in the muni world, however. State and local governments continue to securitize tobacco payments to cover revenue shortfalls in their budgets.
Many of these securities have performed poorly because investors fear large settlements will come out of the class-action suits against tobacco companies. The market is now demanding that issuers floating tobacco bonds include additional security.

Another tricky area of the municipal  market has been airport- related bonds. In
fiscal   2002,   tax-exempt   securities   related  to  airport   infrastructure
improvements suffered after a Chapter 11 filing by United

Airlines' parent, UAL. In early 2003, American Airlines came close to bankruptcy but averted a filing. American has since stabilized, but it remains in a difficult situation. The Vanguard Municipal Bond Funds own debt from both United (related to work at O'Hare International Airport in Chicago) and American (related to its maintenance facility in Tulsa, Oklahoma). We are seeking to maximize repayment from United as the airline works through the Chapter 11 reorganization process.

Finally, events in California continue to weigh on the municipal market. Shortly after being inaugurated after the close of our fiscal year, Governor Arnold Schwarzenegger unveiled his "California Recovery Plan," part of which seeks the issuance of $15 billion of additional debt to fill the state's budget deficit. It is still too early, however, to assess the likelihood of such an issuance and its potential impact on both California's debt market and the market overall. We are monitoring the situation closely. The Vanguard Municipal Bond Funds hold proportionally less Calfornia debt than market benchmarks.

OUR COST ADVANTAGE IS PRONOUNCED IN A LOW-RATE ENVIRONMENT

As long as we continue to manage the funds with prudence and skill, the low expense ratios of the Vanguard Municipal Bond Funds should help us to deliver higher returns than more expensive competing funds. This is true in any interest rate environment, of course, but when interest rates are exceptionally low, the difference between the net returns of a low- and a high-cost fund can be striking.

Robert F. Auwaerter, principal
Christopher M. Ryon, principal
Pamela Wisehaupt Tynan, principal
Reid O. Smith, principal

VANGUARD FIXED INCOME GROUP
NOVEMBER 14, 2003

FUND PROFILES

These Profiles provide a snapshot of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 18.


TAX-EXEMPT MONEY MARKET FUND
------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                 0.9%
Average Effective Maturity         54 days
Average Quality                      MIG-1
Expense Ratio                        0.17%
------------------------------------------

--------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

MIG-1/SP-1                                           67%
A-1/P-1                                              30
A-2/MIG-2                                             0
AAA                                                   3
--------------------------------------------------------
Total                                               100%
--------------------------------------------------------

--------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                                            13%
Illinois                                                         10
California                                                        8
Michigan                                                          5
Georgia                                                           5
Colorado                                                          4
Pennsylvania                                                      4
Florida                                                           4
Massachusetts                                                     3
Wisconsin                                                         3
--------------------------------------------------------------------
Top Ten                                                          59%
--------------------------------------------------------------------
The "Largest State Concentrations" figures exclude any fixed income futures contracts.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                             COMPARATIVE       BROAD
                                    FUND          INDEX*     INDEX**
--------------------------------------------------------------------
Number of Issues                     452           5,762      47,350
Yield                                                 --          --
   Investor Shares                  1.2%
   Admiral Shares                   1.3%
Yield to Maturity                  1.5%+              --          --
Average Coupon                      3.5%            5.1%        5.2%
Average Effective Maturity      444 days       3.0 years  13.8 years
Average Quality                      AA+             AA+         AA+
Average Duration               1.1 years       2.6 years   8.2 years
Expense Ratio                                         --          --
   Investor Shares                 0.17%
   Admiral Shares                  0.11%
Cash Investments                      0%              --          --
--------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         33%
AA                                          60
A                                            5
BBB                                          2
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year 55%
1-3 Years 34
3-5 Years 11
-----------------------------------------
Total 100%
-----------------------------------------

-------------------------------------------------------------
VOLATILITY MEASURES

                              COMPARATIVE               BROAD
                      FUND         INDEX*    FUND     INDEX**
-------------------------------------------------------------
R-Squared             0.89           1.00    0.60        1.00
Beta                  0.40           1.00    0.16        1.00
-------------------------------------------------------------

---------------------------------------
INVESTMENT FOCUS

CREDIT QUALITY                     HIGH
AVERAGE MATURITY                  SHORT
---------------------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                     10%
California                                10
New York                                   7
Pennsylvania                               6
Illinois                                   5
Florida                                    5
Georgia                                    5
Nevada                                     4
Massachusetts                              3
Michigan                                   3
---------------------------------------------
Top Ten                                $  58%
---------------------------------------------
The "Largest State Concentrations" figures exclude any fixed income futures contracts.

*Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

LIMITED-TERM TAX-EXEMPT FUND
----------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                           COMPARATIVE           BROAD
                                  FUND          INDEX*        INDEX**
----------------------------------------------------------------------
Number of Issues                   639           5,762         47,350
Yield                                          --             --
   Investor Shares                1.9%
   Admiral Shares                 2.0%
Yield to Maturity                1.9%+              --             --
Average Coupon                    4.1%            5.1%           5.2%
Average Effective Maturity   2.7 years       3.0 years      13.8 years
Average Quality                    AA+             AA+             AA+
Average Duration             2.4 years       2.6 years       8.2 years
Expense Ratio                                       --              --
   Investor Shares               0.17%
   Admiral Shares                0.11%
Cash Investments                    0%              --              --
----------------------------------------------------------------------

------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                                44%
AA                                                 46
A                                                   6
BBB                                                 4
------------------------------------------------------
Total                                             100%
------------------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          28%
1-3 Years                             23
3-5 Years                             41
Over 5 Years                           8
-----------------------------------------
Total                                100%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.95                 1.00    0.85          1.00
Beta                  0.98                 1.00    0.46          1.00
---------------------------------------------------------------------

-----------------------------
INVESTMENT FOCUS

CREDIT QUALITY           HIGH
AVERAGE MATURITY        SHORT
-----------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                     12%
New York                                  10
Michigan                                   5
Florida                                    5
California                                 5
Massachusetts                              5
Illinois                                   5
Georgia                                    4
Colorado                                   4
Ohio                                       4
---------------------------------------------
Top Ten                                   59%
---------------------------------------------
The "Largest State Concentrations" figures exclude any fixed income futures contracts.

*Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.

INTERMEDIATE-TERM TAX-EXEMPT FUND
---------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                          COMPARATIVE           BROAD
                                  FUND         INDEX*         INDEX**
---------------------------------------------------------------------
Number of Issues                 1,094          5,462          47,350
Yield                                              --              --
   Investor Shares                3.0%
   Admiral Shares                 3.1%
Yield to Maturity                3.2%+             --              --
Average Coupon                    4.7%           5.2%            5.2%
Average Effective Maturity   5.5 years      6.9 years      13.8 years
Average Quality                    AA+            AA+             AA+
Average Duration             4.6 years      5.5 years       8.2 years
Expense Ratio                                      --              --
   Investor Shares               0.17%
   Admiral Shares                0.11%
Cash Investments                    6%             --              --
---------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         70%
AA                                          20
A                                            5
BBB                                          5
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          14%
1-5 Years                             22
5-10 Years                            57
10-20 Years                            6
Over 20 Years                          1
-----------------------------------------
Total                                100%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.97                 1.00    0.97          1.00
Beta                  0.85                 1.00    0.87          1.00
---------------------------------------------------------------------

--------------------------------------
INVESTMENT FOCUS

CREDIT QUALITY                    HIGH
AVERAGE MATURITY                MEDIUM
--------------------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                     11%
New York                                  11
California                                 8
Massachusetts                              7
New Jersey                                 6
Illinois                                   5
Pennsylvania                               4
Florida                                    4
Georgia                                    4
Colorado                                   4
---------------------------------------------
Top Ten                                   64%
---------------------------------------------
The "Largest State Concentrations" figures exclude any fixed income futures contracts.

*Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.


                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

INSURED LONG-TERM TAX-EXEMPT FUND
---------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  COMPARATIVE         BROAD
                                    FUND               INDEX*       INDEX**
---------------------------------------------------------------------------
Number of Issues                     297                9,013        47,350
Yield                                                      --            --
   Investor Shares                  3.6%
   Admiral Shares                   3.7%
Yield to Maturity                  3.7%+                   --            --
Average Coupon                      4.6%                 5.2%          5.2%
Average Effective Maturity     7.4 years            9.9 years    13.8 years
Average Quality                      AAA                  AA+           AA+
Average Duration               5.9 years            7.1 years     8.2 years
Expense Ratio                                              --            --
   Investor Shares                 0.17%
   Admiral Shares                  0.11%
Cash Investments                      7%                   --            --
---------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         93%
AA                                           7
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          12%
1-5 Years                             14
5-10 Years                            53
10-20 Years                           16
20-30 Years                            4
Over 30 Years                          1
-----------------------------------------
Total                                100%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.97                 1.00    0.98          1.00
Beta                  1.00                 1.00    1.15          1.00
---------------------------------------------------------------------

---------------------------
INVESTMENT FOCUS

CREDIT QUALITY         HIGH
AVERAGE MATURITY       LONG
---------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

New York                                  10%
Texas                                      8
New Jersey                                 8
Illinois                                   7
Pennsylvania                               6
California                                 6
Colorado                                   5
Massachusetts                              5
Florida                                    5
Hawaii                                     4
---------------------------------------------
Top Ten                                   64%
---------------------------------------------
The "Largest State Concentrations" figures exclude any fixed income futures contracts.

*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.

LONG-TERM TAX-EXEMPT FUND
---------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                           COMPARATIVE          BROAD
                                   FUND         INDEX*        INDEX**
---------------------------------------------------------------------
Number of Issues                    225          9,013         47,350
Yield                                               --             --
Investor Shares                    3.7%
Admiral Shares                     3.7%
Yield to Maturity                 3.8%+             --             --
Average Coupon                     4.3%           5.2%           5.2%
Average Effective Maturity    8.4 years      9.9 years     13.8 years
Average Quality                     AA+            AA+            AA+
Average Duration              6.6 years      7.1 years      8.2 years
Expense Ratio                                       --             --
Investor Shares                   0.17%
Admiral Shares                    0.11%
Cash Investments                     5%             --             --
---------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         69%
AA                                          21
A                                            4
BBB                                          6
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                           9%
1-5 Years                              8
5-10 Years                            56
10-20 Years                           21
20-30 Years                            5
Over 30 Years                          1
-----------------------------------------
Total                                100%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.96                 1.00    0.98          1.00
Beta                  1.09                 1.00    1.26          1.00
---------------------------------------------------------------------

---------------------------------
INVESTMENT FOCUS

CREDIT QUALITY               HIGH
AVERAGE MATURITY             LONG
---------------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                     16%
New York                                  11
California                                10
Illinois                                   7
Massachusetts                              6
Michigan                                   5
Colorado                                   4
Georgia                                    4
Wisconsin                                  3
Louisiana                                  3
---------------------------------------------
Top Ten                                   69%
---------------------------------------------
The "Largest State Concentrations" figures exclude any fixed income futures contracts.

*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

HIGH-YIELD TAX-EXEMPT FUND
-----------------------------------------------------------------------

FINANCIAL ATTRIBUTES
                                              COMPARATIVE         BROAD
                                  FUND             INDEX*       INDEX**
-----------------------------------------------------------------------
Number of Issues                   365              9,013        47,350
Yield                                                  --            --
Investor Shares                   4.1%
Admiral Shares                    4.2%
Yield to Maturity                4.4%+                 --            --
Average Coupon                    4.5%               5.2%          5.2%
Average Effective Maturity   7.7 years          9.9 years    13.8 years
Average Quality                     A+                AA+           AA+
Average Duration             5.7 years          7.1 years     8.2 years
Expense Ratio                                          --            --
Investor Shares                  0.17%
Admiral Shares                   0.11%
Cash Investments                    6%                 --            --
-----------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         39%
AA                                          16
A                                           13
BBB                                         19
BB                                           4
B                                            2
Not Rated                                    7
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          17%
1-5 Years                             18
5-10 Years                            40
10-20 Years                           14
20-30 Years                            7
Over 30 Years                          4
-----------------------------------------
Total                                100%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.89                 1.00    0.91          1.00
Beta                  0.76                 1.00    0.88          1.00
---------------------------------------------------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

New York                                  11%
California                                10
Texas                                      9
New Jersey                                 7
Illinois                                   5
Pennsylvania                               4
Massachusetts                              4
Virginia                                   4
Colorado                                   3
North Carolina                             3
---------------------------------------------
Top Ten                                   60%
---------------------------------------------
The "Largest State Concentrations" figures exclude any fixed income futures contracts.

---------------------------
INVESTMENT FOCUS

CREDIT QUALITY      MEDIUM
AVERAGE MATURITY      LONG
--------------------------

*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other index-based products.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE
SUMMARIES

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The yield shown for the money market fund reflects the current earnings of the fund more closely than do the total returns.

TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

                            TAX-EXEMPT              AVERAGE TAX-EXEMPT
                        MONEY MARKET FUND            MONEY MARKET FUND

199310                        10000                       10000
199401                        10058                       10047
199404                        10114                       10093
199407                        10177                       10148
199410                        10254                       10212
199501                        10345                       10292
199504                        10441                       10376
199507                        10540                       10464
199510                        10636                       10548
199601                        10733                       10632
199604                        10819                       10707
199607                        10909                       10785
199610                        11001                       10863
199701                        11095                       10943
199704                        11186                       11021
199707                        11287                       11109
199710                        11386                       11194
199801                        11488                       11281
199804                        11581                       11363
199807                        11682                       11449
199810                        11778                       11529
199901                        11868                       11606
199904                        11950                       11675
199907                        12044                       11752
199910                        12140                       11829
200001                        12247                       11918
200004                        12357                       12015
200007                        12486                       12125
200010                        12615                       12233
200101                        12736                       12336
200104                        12846                       12431
200107                        12941                       12505
200110                        13012                       12555
200201                        13063                       12588
200204                        13109                       12620
200207                        13156                       12647
200210                        13203                       12671
200301                        13242                       12691
200304                        13276                       12713
200307                        13307                       12727
200310                        13333                       12733
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                    -------------------------------- FINAL VALUE
                                        ONE       FIVE       TEN    OF A $10,000
                                        YEAR      YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund           0.99%      2.51%     2.92%        $13,333
Average Tax-Exempt Money Market Fund*  0.49       2.01      2.45          12,733
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003

                   TAX-EXEMPT                           AVERAGE
               MONEY MARKET FUND                         FUND*
FISCAL              TOTAL                                TOTAL
YEAR               RETURN                               RETURN
--------------------------------------------------------------------------------
1994                 2.5%                                 2.1%
1995                 3.7                                  3.3
1996                 3.4                                  3.0
1997                 3.5                                  3.0
1998                 3.4                                  3.0
--------------------------------------------------------------------------------
                   TAX-EXEMPT                           AVERAGE
               MONEY MARKET FUND                         FUND*
FISCAL              TOTAL                                TOTAL
YEAR               RETURN                               RETURN
--------------------------------------------------------------------------------
1999                 3.1%                                 2.6%
2000                 3.9                                  3.4
2001                 3.2                                  2.6
2002                 1.5                                  0.9
2003                 1.0                                  0.5
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (10/31/2003): 0.86%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                 TEN YEARS
                                           ONE      FIVE -----------------------
                          INCEPTION DATE   YEAR    YEARS   CAPITAL  INCOME TOTAL
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund   6/10/1980  1.05%    2.55%     0.00%   2.93% 2.93%
--------------------------------------------------------------------------------
*Average Tax-Exempt Money Market Fund; derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 39 for dividend information.

SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

             SHORT-TERM           LEHMAN       LEHMAN 3 YEAR          AVERAGE
        TAX-EXEMPT FUND        MUNICIPAL           MUNICIPAL         1-2 YEAR
        INVESTOR SHARES       BOND INDEX          BOND INDEX  MUNICIPAL FUND*

199310            10000            10000               10000            10000
199401            10109            10237               10173            10124
199404            10085             9647               10016            10062
199407            10172             9848               10149            10150
199410            10220             9564               10135            10184
199501            10306             9872               10245            10255
199504            10473            10288               10481            10428
199507            10646            10623               10780            10614
199510            10759            10984               10947            10737
199601            10909            11358               11149            10891
199604            10942            11106               11137            10901
199607            11056            11324               11276            11002
199610            11177            11610               11441            11137
199701            11282            11795               11603            11269
199704            11353            11843               11649            11323
199707            11522            12485               11954            11488
199710            11629            12596               12069            11601
199801            11765            12987               12266            11758
199804            11840            12944               12295            11818
199807            11981            13234               12496            11937
199810            12151            13605               12759            12124
199901            12271            13850               12937            12263
199904            12334            13843               13002            12318
199907            12393            13614               12969            12340
199910            12477            13364               13036            12455
200001            12557            13348               13096            12485
200004            12672            13716               13206            12583
200007            12855            14201               13495            12734
200010            13006            14502               13678            12971
200101            13270            15121               14098            13243
200104            13396            15139               14231            13312
200107            13575            15633               14542            13459
200110            13746            16025               14862            13680
200201            13844            16013               14990            13764
200204            13910            16199               15096            13769
200207            14077            16681               15434            13929
200210            14135            16966               15569            14067
200301            14277            17208               15847            14123
200304            14340            17574               15974            14099
200307            14365            17283               15927            14193
200310            14458            17833               16170            14378
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                    -------------------------------- FINAL VALUE
                                        ONE       FIVE       TEN    OF A $10,000
                                        YEAR      YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Short-Term Tax-Exempt Fund
  Investor Shares                      2.28%      3.54%     3.76%        $14,458
Lehman Municipal Bond Index            5.11       5.56      5.96          17,833
Lehman 3 Year Municipal Bond Index     3.86       4.85      4.92          16,170
Average 1-2 Year Municipal Fund*       2.21       3.47      3.70          14,378
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                                ONE         SINCE  OF A $250,000
                                               YEAR   INCEPTION**     INVESTMENT
--------------------------------------------------------------------------------
Short-Term Tax-Exempt Fund Admiral Shares     2.35%         3.19%       $272,249
Lehman Municipal Bond Index                   5.11          6.07         293,308
Lehman 3 Year Municipal Bond Index            3.86          5.00         285,348
--------------------------------------------------------------------------------

-----------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003
-----------------------------------------------------------------
                        SHORT-TERM TAX-EXEMPT FUND
                              INVESTOR SHARES             LEHMAN+
FISCAL          CAPITAL         INCOME        TOTAL         TOTAL
YEAR            RETURN          RETURN       RETURN        RETURN
-----------------------------------------------------------------
1994              -1.3%           3.5%         2.2%          1.4%
1995               1.2            4.1          5.3           8.0
1996              -0.1            4.0          3.9           4.5
1997               0.0            4.0          4.0           5.5
1998               0.5            4.0          4.5           5.7
-----------------------------------------------------------------
                        SHORT-TERM TAX-EXEMPT FUND
                              INVESTOR SHARES             LEHMAN+
FISCAL          CAPITAL         INCOME        TOTAL         TOTAL
YEAR             RETURN         RETURN       RETURN        RETURN
-----------------------------------------------------------------
1999              -1.0%           3.7%         2.7%          2.2%
2000               0.1            4.1          4.2           4.9
2001               1.5            4.2          5.7           8.7
2002              -0.1            2.9          2.8           4.8
2003               0.3            2.0          2.3           3.9
-----------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**February 12, 2001.
+Lehman 3 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 40 for dividend and capital gains information.

SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                          ONE    FIVE --------------------------
                       INCEPTION DATE    YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Short-Term Tax-Exempt Fund
  Investor Shares            9/1/1977   2.14%   3.64%     0.13%    3.65%   3.78%
  Admiral Shares            2/12/2001   2.20    3.31*       --       --      --
--------------------------------------------------------------------------------
*Return since inception.

LIMITED-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

                                                                   AVERAGE
                LIMITED-TERM           LEHMAN  LEHMAN 3 YEAR     1-5 YEARS
             TAX-EXEMPT FUND        MUNICIPAL      MUNICIPAL     MUNICIPAL
             INVESTOR SHARES       BOND INDEX     BOND INDEX         FUND*

     199310            10000            10000          10000         10000
     199401            10162            10237          10173         10145
     199404            10017             9647          10016          9968
     199407            10133             9848          10149         10078
     199410            10109             9564          10135         10049
     199501            10203             9872          10245         10138
     199504            10455            10288          10481         10344
     199507            10696            10623          10780         10569
     199510            10839            10984          10947         10687
     199601            11055            11358          11149         10875
     199604            11012            11106          11137         10860
     199607            11149            11324          11276         10984
     199610            11315            11610          11441         11097
     199701            11453            11795          11603         11233
     199704            11472            11843          11649         11295
     199707            11777            12485          11954         11568
     199710            11884            12596          12069         11637
     199801            12080            12987          12266         11817
     199804            12093            12944          12295         11863
     199807            12293            13234          12496         12028
     199810            12528            13605          12759         12211
     199901            12721            13850          12937         12362
     199904            12758            13843          13002         12433
     199907            12729            13614          12969         12382
     199910            12758            13364          13036         12355
     200001            12802            13348          13096         12384
     200004            12919            13716          13206         12532
     200007            13215            14201          13495         12768
     200010            13401            14502          13678         12896
     200101            13807            15121          14098         13225
     200104            13904            15139          14231         13347
     200107            14212            15633          14542         13601
     200110            14458            16025          14862         13786
     200201            14518            16013          14990         13831
     200204            14647            16199          15096         13965
     200207            14962            16681          15434         14221
     200210            15043            16966          15569         14253
     200301            15298            17208          15847         14422
     200304            15447            17574          15974         14578
     200307            15415            17283          15927         14562
     200310            15644            17833          16170         14703
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                    -------------------------------- FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                        YEAR      YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund
  Investor Shares                      4.00%      4.54%     4.58%        $15,644
Lehman Municipal Bond Index            5.11       5.56      5.96          17,833
Lehman 3 Year Municipal Bond Index     3.86       4.85      4.92          16,170
Average 1-5 Year Municipal Fund*       3.16       3.79      3.93          14,703
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                               ONE          SINCE  OF A $250,000
                                              YEAR    INCEPTION**     INVESTMENT
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund
  Admiral Shares                             4.06%          4.61%       $282,525
Lehman Municipal Bond Index                  5.11           6.07         293,308
Lehman 3 Year Municipal Bond Index           3.86           5.00         285,348
--------------------------------------------------------------------------------

--------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003
--------------------------------------------------------------------
                          LIMITED-TERM TAX-EXEMPT FUND
                                  INVESTOR SHARES            LEHMAN+
FISCAL                CAPITAL       INCOME         TOTAL       TOTAL
YEAR                   RETURN       RETURN        RETURN      RETURN
--------------------------------------------------------------------
1994                    -3.1%         4.2%          1.1%        1.4%
1995                     2.5          4.7           7.2         8.0
1996                    -0.2          4.6           4.4         4.5
1997                     0.5          4.5           5.0         5.5
1998                     1.0          4.4           5.4         5.7
--------------------------------------------------------------------
                          LIMITED-TERM TAX-EXEMPT FUND
                                  INVESTOR SHARES            LEHMAN+
FISCAL                CAPITAL       INCOME         TOTAL       TOTAL
YEAR                   RETURN       RETURN        RETURN      RETURN
--------------------------------------------------------------------
1999                    -2.4%         4.2%          1.8%        2.2%
2000                     0.5          4.5           5.0         4.9
2001                     3.3          4.6           7.9         8.7
2002                     0.1          3.9           4.0         4.8
2003                     0.7          3.3           4.0         3.9
--------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**February 12, 2001.
+Lehman 3 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 41 for dividend and capital gains information.

LIMITED-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                             INCEPTION     ONE      FIVE  ----------------------
                                  DATE    YEAR     YEARS  CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund
  Investor Shares            8/31/1987   3.30%     4.66%    0.28%  4.33%   4.61%
  Admiral Shares             2/12/2001   3.37      4.84*      --     --      --
--------------------------------------------------------------------------------
*Return since inception.

INTERMEDIATE-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

                                                                   AVERAGE
           INTERMEDIATE-TERM           LEHMAN  LEHMAN 7 YEAR  INTERMEDIATE
             TAX-EXEMPT FUND        MUNICIPAL      MUNICIPAL     MUNICIPAL
             INVESTOR SHARES       BOND INDEX     BOND INDEX         FUND*

     199310            10000            10000          10000         10000
     199401            10213            10237          10201         10213
     199404             9853             9647           9784          9752
     199407            10037             9848           9953          9919
     199410             9853             9564           9810          9751
     199501            10120             9872           9997          9938
     199504            10455            10288          10356         10262
     199507            10781            10623          10758         10558
     199510            11046            10984          11022         10815
     199601            11371            11358          11311         11091
     199604            11188            11106          11142         10914
     199607            11368            11324          11303         11074
     199610            11583            11610          11534         11284
     199701            11753            11795          11733         11431
     199704            11783            11843          11737         11456
     199707            12271            12485          12276         11953
     199710            12343            12596          12391         12031
     199801            12659            12987          12719         12327
     199804            12602            12944          12657         12273
     199807            12866            13234          12922         12503
     199810            13180            13605          13307         12817
     199901            13446            13850          13566         13028
     199904            13414            13843          13516         12989
     199907            13227            13614          13345         12784
     199910            13127            13364          13308         12628
     200001            13149            13348          13319         12612
     200004            13398            13716          13513         12837
     200007            13835            14201          13957         13188
     200010            14083            14502          14216         13413
     200101            14628            15121          14810         13906
     200104            14645            15139          14805         13914
     200107            15091            15633          15236         14316
     200110            15401            16025          15618         14651
     200201            15399            16013          15606         14588
     200204            15606            16199          15846         14764
     200207            16004            16681          16323         15172
     200210            16072            16966          16596         15358
     200301            16270            17208          16857         15533
     200304            16582            17574          17212         15834
     200307            16420            17283          16955         15582
     200310            16834            17833          17551         16017
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                    -------------------------------- FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                        YEAR      YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
  Investor Shares                      4.74%      5.02%     5.35%        $16,834
Lehman Municipal Bond Index            5.11       5.56      5.96          17,833
Lehman 7 Year Municipal Bond Index     5.75       5.69      5.79          17,551
Average Intermediate Municipal Fund*   4.29       4.56      4.82          16,017
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                             ONE            SINCE  OF A $250,000
                                            YEAR      INCEPTION**     INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
  Admiral Shares                           4.81%            5.16%       $286,623
Lehman Municipal Bond Index                5.11             6.07         293,308
Lehman 7 Year Municipal Bond Index         5.75             6.29         294,988
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003
--------------------------------------------------------------------------------
                       INTERMEDIATE-TERM TAX-EXEMPT FUND
                               INVESTOR SHARES                    LEHMAN+
FISCAL                CAPITAL       INCOME           TOTAL         TOTAL
YEAR                   RETURN       RETURN          RETURN        RETURN
--------------------------------------------------------------------------------
1994                    -6.5%         5.0%           -1.5%          -1.9%
1995                     6.3          5.8            12.1           12.4
1996                    -0.3          5.2             4.9            4.7
1997                     1.3          5.3             6.6            7.4
1998                     1.7          5.1             6.8            7.4
--------------------------------------------------------------------------------
                       INTERMEDIATE-TERM TAX-EXEMPT FUND
                               INVESTOR SHARES                    LEHMAN+
FISCAL                CAPITAL       INCOME           TOTAL          TOTAL
YEAR                   RETURN       RETURN          RETURN         RETURN
--------------------------------------------------------------------------------
1999                    -5.2%         4.8%           -0.4%           0.0%
2000                     2.0          5.3             7.3            6.8
2001                     4.3          5.1             9.4            9.9
2002                    -0.2          4.6             4.4            6.3
2003                     0.5          4.2             4.7            5.8
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**February 12, 2001.
+Lehman 7 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 42 for dividend and capital gains information.

INTERMEDIATE-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                            INCEPTION      ONE     FIVE
                                 DATE     YEAR    YEARS  CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
  Investor Shares            9/1/1977    3.49%    5.17%    0.40%   5.03%   5.43%
  Admiral Shares            2/12/2001    3.56     5.58*      --      --      --
--------------------------------------------------------------------------------
*Return since inception.

INSURED LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

        INSURED LONG-TERM           LEHMAN    LEHMAN 10 YEAR
          TAX-EXEMPT FUND        MUNICIPAL         MUNICIPAL   AVERAGE INSURED
          INVESTOR SHARES       BOND INDEX        BOND INDEX   MUNICIPAL FUND*

199310              10000            10000             10000             10000
199401              10244            10237             10254             10206
199404               9579             9647              9698              9514
199407               9849             9848              9897              9726
199410               9442             9564              9658              9370
199501               9910             9872              9896              9715
199504              10309            10288             10326             10114
199507              10593            10623             10743             10358
199510              10945            10984             11085             10742
199601              11418            11358             11417             11134
199604              11069            11106             11189             10759
199607              11326            11324             11371             10984
199610              11632            11610             11634             11277
199701              11775            11795             11862             11363
199704              11819            11843             11901             11378
199707              12485            12485             12545             12032
199710              12513            12596             12648             12109
199801              12934            12987             13050             12461
199804              12822            12944             12968             12341
199807              13139            13234             13259             12618
199810              13499            13605             13696             12980
199901              13780            13850             13990             13153
199904              13767            13843             13895             13087
199907              13463            13614             13632             12768
199910              13130            13364             13531             12406
200001              13110            13348             13552             12318
200004              13590            13716             13854             12679
200007              14106            14201             14342             13112
200010              14401            14502             14646             13400
200101              15127            15121             15266             13969
200104              15071            15139             15232             13876
200107              15606            15633             15702             14347
200110              15983            16025             16145             14736
200201              15915            16013             16066             14623
200204              16113            16199             16330             14733
200207              16618            16681             16832             15148
200210              16901            16966             17141             15431
200301              17083            17208             17279             15579
200304              17581            17574             17718             15958
200307              17230            17283             17376             15528
200310              17844            17833             17977             16110
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                    -------------------------------- FINAL VALUE
                                         ONE       FIVE       TEN   OF A $10,000
                                        YEAR      YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund
  Investor Shares                      5.58%      5.74%     5.96%        $17,844
Lehman Municipal Bond Index            5.11       5.56      5.96          17,833
Lehman 10 Year Municipal Bond Index    4.88       5.59      6.04          17,977
Average Insured Municipal Fund*        4.40       4.42      4.88          16,110
--------------------------------------------------------------------------------
                                                                     FINAL VALUE
                                          ONE          SINCE       OF A $250,000
                                         YEAR     INCEPTION**         INVESTMENT
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund
  Admiral Shares                        5.64%           6.11%           $293,690
Lehman Municipal Bond Index             5.11            6.07             293,308
Lehman 10 Year Municipal Bond Index     4.88            6.01             292,906
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003
--------------------------------------------------------------------------------
                        INSURED LONG-TERM TAX-EXEMPT FUND
                                   INVESTOR SHARES               LEHMAN+
FISCAL               CAPITAL        INCOME          TOTAL          TOTAL
YEAR                  RETURN        RETURN         RETURN         RETURN
--------------------------------------------------------------------------------
1994                  -10.8%          5.2%          -5.6%          -3.4%
1995                    9.5           6.4           15.9           14.8
1996                    0.7           5.6            6.3            5.0
1997                    1.9           5.7            7.6            8.7
1998                    2.4           5.5            7.9            8.3
--------------------------------------------------------------------------------
                        INSURED LONG-TERM TAX-EXEMPT FUND
                                   INVESTOR SHARES               LEHMAN+
FISCAL               CAPITAL        INCOME          TOTAL          TOTAL
YEAR                  RETURN        RETURN         RETURN         RETURN
--------------------------------------------------------------------------------
1999                   -7.7%          5.0%          -2.7%          -1.2%
2000                    3.8           5.9            9.7            8.2
2001                    5.6           5.4           11.0           10.2
2002                    0.9           4.8            5.7            6.2
2003                    1.0           4.6            5.6            4.9
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**February 12, 2001.
+Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 43 for dividend and capital gains information.

INSURED LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                               TEN YEARS
                               INCEPTION   ONE      FIVE -----------------------
                                    DATE   YEAR    YEARS  CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund
  Investor Shares              9/30/1984  3.98%    5.78%    0.60%  5.41%   6.01%
  Admiral Shares               2/12/2001  4.04     6.53*      --     --      --
--------------------------------------------------------------------------------
*Return since inception.

LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

                LONG-TERM           LEHMAN    LEHMAN 10 YEAR
          TAX-EXEMPT FUND        MUNICIPAL         MUNICIPAL   AVERAGE GENERAL
          INVESTOR SHARES       BOND INDEX        BOND INDEX   MUNICIPAL FUND*

199310              10000            10000             10000             10000
199401              10229            10237             10254             10207
199404               9605             9647              9698              9541
199407               9864             9848              9897              9736
199410               9449             9564              9658              9414
199501               9886             9872              9896              9721
199504              10291            10288             10326             10101
199507              10616            10623             10743             10364
199510              10959            10984             11085             10707
199601              11438            11358             11417             11085
199604              11133            11106             11189             10775
199607              11402            11324             11371             10975
199610              11694            11610             11634             11254
199701              11846            11795             11862             11394
199704              11917            11843             11901             11436
199707              12591            12485             12545             12081
199710              12657            12596             12648             12167
199801              13084            12987             13050             12547
199804              12992            12944             12968             12468
199807              13304            13234             13259             12729
199810              13641            13605             13696             13034
199901              13895            13850             13990             13236
199904              13879            13843             13895             13188
199907              13572            13614             13632             12876
199910              13170            13364             13531             12489
200001              13124            13348             13552             12384
200004              13629            13716             13854             12752
200007              14122            14201             14342             13156
200010              14431            14502             14646             13408
200101              15165            15121             15266             13929
200104              15105            15139             15232             13916
200107              15717            15633             15702             14396
200110              16094            16025             16145             14699
200201              15983            16013             16066             14596
200204              16189            16199             16330             14761
200207              16693            16681             16832             15174
200210              16900            16966             17141             15317
200301              17117            17208             17279             15484
200304              17617            17574             17718             15831
200307              17167            17283             17376             15535
200310              17818            17833             17977             16024
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                    -------------------------------- FINAL VALUE
                                         ONE       FIVE       TEN   OF A $10,000
                                        YEAR      YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund
  Investor Shares                      5.43%      5.49%     5.95%        $17,818
Lehman Municipal Bond Index            5.11       5.56      5.96          17,833
Lehman 10 Year Municipal Bond Index    4.88       5.59      6.04          17,977
Average General Municipal Fund*        4.62       4.22      4.83          16,024
--------------------------------------------------------------------------------
                                                                     FINAL VALUE
                                               ONE          SINCE  OF A $250,000
                                              YEAR    INCEPTION**     INVESTMENT
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund Admiral Shares     5.50%          5.94%       $292,372
Lehman Municipal Bond Index                  5.11           6.07         293,308
Lehman 10 Year Municipal Bond Index          4.88           6.01         292,906
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003
--------------------------------------------------------------------------------
                         LONG-TERM TAX-EXEMPT FUND
                              INVESTOR SHARES                    LEHMAN+
FISCAL             CAPITAL        INCOME          TOTAL            TOTAL
YEAR                RETURN        RETURN         RETURN           RETURN
--------------------------------------------------------------------------------
1994                -10.7%          5.2%          -5.5% -3.4%
1995                   9.5           6.5           16.0          14.8
1996                   1.1           5.6            6.7           5.0
1997                   2.6           5.6            8.2           8.7
1998                   2.4           5.4            7.8           8.3
--------------------------------------------------------------------------------
                         LONG-TERM TAX-EXEMPT FUND
                               INVESTOR SHARES                   LEHMAN+
FISCAL             CAPITAL        INCOME          TOTAL            TOTAL
YEAR                RETURN        RETURN         RETURN           RETURN
--------------------------------------------------------------------------------
1999                 -8.3%          4.8%          -3.5%            -1.2%
2000                  3.8           5.8            9.6              8.2
2001                  6.1           5.4           11.5             10.2
2002                  0.1           4.9            5.0              6.2
2003                  0.7           4.7            5.4              4.9
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**February 12, 2001.
+Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 44 for dividend and capital gains information.

LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                               TEN YEARS
                               INCEPTION       ONE   FIVE ----------------------
                                    DATE      YEAR  YEARS CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund
  Investor Shares               9/1/1977     3.37%  5.57%   0.61%   5.41%  6.02%
  Admiral Shares               2/12/2001     3.43   6.43*     --      --     --
--------------------------------------------------------------------------------
*Return since inception.

HIGH-YIELD TAX-EXEMPT FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

               HIGH-YIELD           LEHMAN   LEHMAN 10 YEAR        AVERAGE
          TAX-EXEMPT FUND        MUNICIPAL        MUNICIPAL      HIGH YIELD
          INVESTOR SHARES       BOND INDEX       BOND INDEX MUNICIPAL FUND*

199310              10000            10000            10000           10000
199401              10220            10237            10254           10220
199404               9668             9647             9698            9646
199407               9899             9848             9897            9833
199410               9497             9564             9658            9607
199501               9909             9872             9896            9864
199504              10329            10288            10326           10231
199507              10657            10623            10743           10493
199510              11001            10984            11085           10829
199601              11379            11358            11417           11196
199604              11108            11106            11189           10938
199607              11375            11324            11371           11125
199610              11665            11610            11634           11451
199701              11832            11795            11862           11636
199704              11882            11843            11901           11732
199707              12530            12485            12545           12294
199710              12640            12596            12648           12513
199801              13064            12987            13050           12910
199804              13015            12944            12968           12915
199807              13335            13234            13259           13137
199810              13674            13605            13696           13390
199901              13931            13850            13990           13564
199904              13942            13843            13895           13596
199907              13667            13614            13632           13392
199910              13296            13364            13531           12994
200001              13145            13348            13552           12744
200004              13578            13716            13854           12988
200007              14037            14201            14342           13199
200010              14332            14502            14646           13397
200101              14857            15121            15266           13346
200104              15014            15139            15232           13694
200107              15539            15633            15702           14155
200110              15731            16025            16145           14383
200201              15709            16013            16066           14047
200204              15929            16199            16330           14488
200207              16327            16681            16832           14782
200210              16308            16966            17141           14758
200301              16553            17208            17279           14631
200304              16945            17574            17718           15132
200307              16862            17283            17376           15200
200310              17376            17833            17977           15685
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                    -------------------------------- FINAL VALUE
                                         ONE       FIVE       TEN   OF A $10,000
                                        YEAR      YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund
  Investor Shares                      6.55%      4.91%     5.68%        $17,376
Lehman Municipal Bond Index            5.11       5.56      5.96          17,833
Lehman 10 Year Municipal Bond Index    4.88       5.59      6.04          17,977
Average High Yield Municipal Fund*     6.28       3.21      4.60          15,685
--------------------------------------------------------------------------------
                                                                     FINAL VALUE
                                                 ONE        SINCE  OF A $250,000
                                                YEAR  INCEPTION**    INVESTMENT
--------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund Admiral Shares      6.61%        4.85%       $274,415
Lehman Municipal Bond Index                    5.11         5.23         276,361
Lehman 10 Year Municipal Bond Index            4.88         5.23         276,392
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003
--------------------------------------------------------------------------------
                         HIGH-YIELD TAX-EXEMPT FUND
                            INVESTOR SHARES                       LEHMAN+
FISCAL             CAPITAL        INCOME          TOTAL             TOTAL
YEAR                RETURN        RETURN         RETURN            RETURN
--------------------------------------------------------------------------------
1994                -10.5%          5.5%          -5.0%             -3.4%
1995                  9.0           6.8           15.8              14.8
1996                  0.3           5.7            6.0               5.0
1997                  2.5           5.9            8.4               8.7
1998                  2.6           5.6            8.2               8.3
--------------------------------------------------------------------------------
                         HIGH-YIELD TAX-EXEMPT FUND
                            INVESTOR SHARES                       LEHMAN+
FISCAL             CAPITAL        INCOME          TOTAL             TOTAL
YEAR                RETURN        RETURN         RETURN            RETURN
--------------------------------------------------------------------------------
1999                 -7.8%          5.0%          -2.8%             -1.2%
2000                  1.8           6.0            7.8               8.2
2001                  4.0           5.8            9.8              10.2
2002                 -1.7           5.4            3.7               6.2
2003                  1.4           5.1            6.5               4.9
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**November 12, 2001.
+Lehman 10 Year Municipal Bond Index.
Note: See Financial Highlights tables on page 45 for dividend and capital gains information.

HIGH-YIELD TAX-EXEMPT FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                               INCEPTION     ONE    FIVE -----------------------
                                    DATE    YEAR   YEARS  CAPITAL   INCOME TOTAL
--------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund
  Investor Shares             12/27/1978   4.22%   4.94%    0.05%    5.68% 5.73%
  Admiral Shares              11/12/2001   4.28    5.21*      --       --     --
--------------------------------------------------------------------------------
*Return since inception.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in any of the funds, using each fund's actual return and operating expenses for the fiscal year ended October 31, 2003. The cost in dollars is calculated by applying the expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratio for each fund's peer group, which is derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                              COST OF $10,000              FUND      PEER GROUP*
                           INVESTMENT IN FUND      EXPENSE RATIO   EXPENSE RATIO
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND              $17              0.17%           0.72%
SHORT-TERM TAX-EXEMPT FUND
  Investor Shares                          17               0.17           0.47
  Admiral Shares                           11               0.11             --
LIMITED-TERM TAX-EXEMPT FUND
  Investor Shares                          17               0.17           0.78
  Admiral Shares                           11               0.11             --
INTERMEDIATE-TERM TAX-EXEMPT FUND
  Investor Shares                          17               0.17           0.93
  Admiral Shares                           11               0.11             --
INSURED LONG-TERM TAX-EXEMPT FUND
  Investor Shares                          17               0.17           1.21
  Admiral Shares                           11               0.11             --
LONG-TERM TAX-EXEMPT FUND
  Investor Shares                          17               0.17           1.13
  Admiral Shares                           11               0.11             --
HIGH-YIELD TAX-EXEMPT FUND
  Investor Shares                          18               0.17           1.24
  Admiral Shares                           11               0.11             --
--------------------------------------------------------------------------------
*Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1-2 Year
Municipal  Fund;  for the  Limited-Term  Tax-Exempt  Fund,  the Average 1-5 Year
Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund.


The funds do not charge transaction fees; these results apply whether or not you redeemed your investment at the end of the given period. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratio captures data through year-end 2002.

You can find more information about the funds' expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the funds' prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS

The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Municipal Bond Funds--is included as an insert to this report.


STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.


-----------------------------------------------------------------------------------------------------------------------
                                       TAX-EXEMPT            SHORT-TERM           LIMITED-TERM            INTERMEDIATE-
                                     MONEY MARKET            TAX-EXEMPT             TAX-EXEMPT                TERM TAX-
                                            FUND                  FUND                   FUND               EXEMPT FUND
                                    -----------------------------------------------------------------------------------
                                                             YEAR ENDED OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------
                                            (000)                 (000)                  (000)                    (000)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                             $  133,121             $  86,997             $  196,534              $  508,697

     Total Income                         133,121                86,997                196,534                 508,697
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services              1,620                   554                    811                   1,686
  Management and Administrative
     Investor Shares                       15,405                 2,790                  4,076                   9,966
     Admiral Shares                            --                 1,518                  2,288                   3,746
  Marketing and Distribution
     Investor Shares                        2,100                   378                    536                   1,070
     Admiral Shares                            --                   313                    378                     561
  Custodian Fees                               77                    46                     62                     138
  Auditing Fees                                11                    15                     16                      16
  Shareholders' Reports and Proxies
     Investor Shares                          109                    33                     43                     134
     Admiral Shares                            --                     4                      6                      16
  Trustees' Fees and Expenses                  12                     4                      6                      13
-----------------------------------------------------------------------------------------------------------------------
     Total Expenses                        19,334                 5,655                  8,222                  17,346
     Expenses Paid Indirectly--Note C          --                  (154)                  (211)                   (384)
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                          19,334                 5,501                  8,011                  16,962
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                     113,787                81,496                188,523                 491,735
----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                   16                (2,849)               (32,356)                (39,175)
  Futures Contracts                            --                    --                  1,745                 (25,291)
----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                       16                (2,849)               (30,611)                (64,466)
----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                        --                10,778                 64,643                  97,993
  Futures Contracts                            --                    --                   (239)                 29,969
----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION)                            --                10,778                 64,404                 127,962
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS         $  113,803             $  89,425             $  222,316              $  555,231
======================================================================================================================

STATEMENT OF OPERATIONS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                             INSURED LONG-TERM                       LONG-TERM              HIGH-YIELD
                                                    TAX-EXEMPT                      TAX-EXEMPT              TAX-EXEMPT
                                                          FUND                            FUND                    FUND
                                       -------------------------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                         (000)                           (000)                   (000)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                       $     136,651                      $   96,050              $ 202,985
----------------------------------------------------------------------------------------------------------------------
     Total Income                                      136,651                          96,050                202,985
----------------------------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note
  Investment Advisory Services                             418                             291                    565
  Management and Administrative
     Investor Shares                                     2,714                           1,664                  3,733
     Admiral Shares                                        824                             677                  1,140
  Marketing and Distribution
     Investor Shares                                       246                             169                    382
     Admiral Shares                                        112                              90                    138
  Custodian Fees                                            34                              23                     47
  Auditing Fees                                             16                              16                     16
  Shareholders' Reports and Proxies
     Investor Shares                                        42                              30                     57
     Admiral Shares                                          5                               3                      6
  Trustees' Fees and Expenses                                3                               2                      5
----------------------------------------------------------------------------------------------------------------------
     Total Expenses                                      4,414                           2,965                  6,089
     Expenses Paid Indirectly--Note C                      (94)                           (137)                  (278)
----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                        4,320                           2,828                  5,811
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  132,331                          93,222                197,174
----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                            26,435                         (15,784)               (62,037)
  Futures Contracts                                      2,685                            (482)                (1,382)
----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                29,120                        (16,266)                (63,419)
----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                (12,908)                         29,134                108,059
  Futures Contracts                                      8,776                           2,746                 12,312
----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)        (4,132)                         31,880                120,371
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                $     157,319                      $  108,836              $ 254,126
======================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                         TAX-EXEMPT                 SHORT-TERM
                                     MONEY MARKET FUND           TAX-EXEMPT FUND
                                  -----------------------   --------------------
                                                YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------
                                      2003         2002        2003         2002
                                     (000)        (000)       (000)        (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income          $ 113,787    $ 139,958    $ 81,496    $ 85,736
  Realized Net Gain (Loss)              16          441      (2,849)       (128)
  Change in Unrealized Appreciation
     (Depreciation)                     --           --      10,778      (1,376)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net
  Assets Resulting from
     Operations                    113,803      140,399      89,425      84,232
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
     Investor Shares              (113,787)    (139,958)    (41,194)    (46,243)
     Admiral Shares                     --           --     (40,302)    (39,493)
  Realized Capital Gain
     Investor Shares                    --           --          --          --
     Admiral Shares                     --           --          --          --
--------------------------------------------------------------------------------
  Total Distributions             (113,787)    (139,958)    (81,496)    (85,736)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                1,570,071    1,735,787     196,164     626,318
  Admiral Shares                        --           --     824,432     546,229
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
  Capital Share Transactions     1,570,071    1,735,787   1,020,596   1,172,547
--------------------------------------------------------------------------------
     Total Increase (Decrease)   1,570,087    1,736,228   1,028,525   1,171,043
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period           10,864,274    9,128,046   3,543,677   2,372,634
--------------------------------------------------------------------------------
  End of Period                $12,434,361  $10,864,274  $4,572,202  $3,543,677
================================================================================

--------------------------------------------------------------------------------
                                         LIMITED-TERM          INTERMEDIATE-TERM
                                       TAX-EXEMPT FUND          TAX-EXEMPT FUND
                                  -----------------------   --------------------
                                                YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------
                                      2003         2002        2003         2002
                                     (000)        (000)       (000)        (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income          $ 188,523    $ 169,117   $ 491,735   $ 494,613
  Realized Net Gain (Loss)         (30,611)        (292)    (64,466)     33,176
  Change in Unrealized Appreciation
     (Depreciation)                 64,404        7,394     127,962     (63,995)
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
     Assets Resulting from
       Operations                  222,316      176,219     555,231     463,794
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
     Investor Shares               (94,819)     (90,161)   (296,340)   (312,311)
     Admiral Shares                (93,704)     (78,956)   (195,395)   (182,302)
Realized Capital Gain*
     Investor Shares                    --           --     (21,117)    (15,424)
     Admiral Shares                     --           --     (13,296)     (8,381)
--------------------------------------------------------------------------------
     Total Distributions          (188,523)    (169,117)   (526,148)   (518,418)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                  486,480      511,521    (311,676)    307,452
  Admiral Shares                   784,841      908,371     245,494   1,021,670
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
     Capital Share Transactions  1,271,321    1,419,892     (66,182)   1,329,122
--------------------------------------------------------------------------------
     Total Increase (Decrease)   1,305,114    1,426,994     (37,099)   1,274,498
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period            5,129,261    3,702,267  11,712,878  10,438,380
--------------------------------------------------------------------------------
  End of Period                 $6,434,375   $5,129,261 $11,675,779 $11,712,878
================================================================================
*Includes fiscal 2003 and 2002 short-term gain distributions by the Intermediate-Term Tax-Exempt Fund totaling $3,398,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                      INSURED LONG-TERM           LONG-TERM
                                        TAX-EXEMPT FUND        TAX-EXEMPT FUND
                                  -----------------------   --------------------
                                                YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------
                                      2003         2002        2003         2002
                                     (000)        (000)       (000)        (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income          $ 132,331    $ 132,710    $ 93,222    $ 96,911
  Realized Net Gain (Loss)          29,120       26,376     (16,266)      9,285
  Change in Unrealized
     Appreciation (Depreciation)    (4,132)      (2,196)     31,880      (6,012)
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
     Assets Resulting from
       Operations                  157,319      156,890     108,836     100,184
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
     Investor Shares               (87,243)     (89,841)    (55,078)    (59,082)
     Admiral Shares                (45,088)     (42,869)    (38,144)    (37,829)
  Realized Capital Gain*
     Investor Shares               (12,454)     (11,850)     (5,568)     (3,228)
     Admiral Shares                 (6,273)      (5,439)     (3,729)     (1,955)
--------------------------------------------------------------------------------
  Total Distributions             (151,058)    (149,999)   (102,519)   (102,094)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
     Investor Shares               (41,816)         940    (120,853)    (12,433)
     Admiral Shares                 46,222      118,007     (29,509)    108,992
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
  Capital Share Transactions         4,406      118,947    (150,362)     96,559
--------------------------------------------------------------------------------
     Total Increase (Decrease)      10,667      125,838    (144,045)     94,649
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period            2,909,897    2,784,059   2,073,959   1,979,310
--------------------------------------------------------------------------------
  End of Period                 $2,920,564   $2,909,897  $1,929,914  $2,073,959
================================================================================
* Includes fiscal 2003 and 2002 short-term gain distributions by the Insured Long-Term Tax-Exempt Fund totaling $2,789,000 and $9,002,000, respectively, and by the Long-Term Tax-Exempt Fund totaling $108,000 and $207,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                                                 HIGH-YIELD
                                                              TAX-EXEMPT FUND
                                                       -------------------------
                                                         YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------
                                                             2003           2002
                                                            (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                $  197,174     $ 203,179
  Realized Net Gain (Loss) (63,419) (4,185)
  Change in Unrealized Appreciation (Depreciation)        120,371       (60,769)
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations                           254,126       138,225
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
     Investor Shares                                     (130,137)     (145,957)
     Admiral Shares                                       (67,037)      (57,222)
Realized Capital Gain
     Investor Shares                                           --            --
     Admiral Shares                                            --            --
--------------------------------------------------------------------------------
  Total Distributions                                    (197,174)     (203,179)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                        (103,075)     (904,504)
  Admiral Shares                                          154,409     1,287,946
--------------------------------------------------------------------------------
     Net Increase (Decrease) from Capital
        Share Transactions                                 51,334       383,442
--------------------------------------------------------------------------------
  Total Increase (Decrease)                               108,286       318,488
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                   3,945,466     3,626,978
--------------------------------------------------------------------------------
  End of Period                                        $4,053,752    $3,945,466
================================================================================

FINANCIAL HIGHLIGHTS


This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2003           2002      2001      2000       1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  1.00        $  1.00   $  1.00   $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .010           .015      .031      .038       .030
  Net Realized and Unrealized Gain (Loss) on Investments           --             --        --        --         --
--------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                            .010           .015      .031      .038       .030
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.010)         (.015)    (.031)    (.038)     (.030)
  Distributions from Realized Capital Gains                        --             --        --        --         --
--------------------------------------------------------------------------------------------------------------------
     Total Distributions                                        (.010)         (.015)    (.031)    (.038)     (.030)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  1.00        $  1.00   $  1.00   $  1.00    $  1.00
====================================================================================================================

TOTAL RETURN                                                    0.99%          1.46%     3.15%     3.91%      3.08%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                          $12,434        $10,864   $ 9,128   $ 8,214    $ 7,144
Ratio of Total Expenses to Average Net Assets                   0.17%          0.17%     0.18%     0.18%      0.18%
Ratio of Net Investment Income to Average Net Assets            0.97%          1.45%     3.08%     3.84%      3.03%
====================================================================================================================

SHORT-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2003           2002      2001      2000       1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 15.73        $ 15.74   $ 15.50   $ 15.48    $ 15.65
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .317           .449      .628      .623       .578
  Net Realized and Unrealized Gain (Loss) on Investments         .040          (.010)     .240      .020      (.164)
--------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                            .357           .439      .868      .643       .414
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.317)         (.449)    (.628)    (.623)     (.578)
  Distributions from Realized Capital Gains                        --             --        --        --      (.006)
--------------------------------------------------------------------------------------------------------------------
     Total Distributions                                        (.317)         (.449)    (.628)    (.623)     (.584)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $ 15.77        $ 15.73   $ 15.74   $ 15.50    $ 15.48
====================================================================================================================

TOTAL RETURN                                                    2.28%          2.83%     5.70%     4.24%      2.69%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $ 2,144        $ 1,943   $ 1,318   $ 2,004    $ 1,893
  Ratio of Total Expenses to Average Net Assets                 0.17%          0.17%     0.19%     0.18%      0.18%
  Ratio of Net Investment Income to Average Net Assets          2.01%          2.80%     4.04%     4.03%      3.71%
  Portfolio Turnover Rate                                         25%            53%       47%       45%        56%
====================================================================================================================




SHORT-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------

                                                 YEAR ENDED OCT. 31, FEB. 12* TO
                                                ---------------------   OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003          2002      2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $15.73        $15.74    $15.66
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .327          .457      .448
  Net Realized and Unrealized Gain (Loss)
     on Investments                                .040         (.010)     .080
--------------------------------------------------------------------------------
     Total from Investment Operations              .367          .447      .528
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.327)        (.457)    (.448)
  Distributions from Realized Capital Gains          --            --        --
--------------------------------------------------------------------------------
     Total Distributions                          (.327)        (.457)    (.448)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $15.77        $15.73    $15.74
================================================================================

TOTAL RETURN                                      2.35%         2.88%     3.42%
================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)           $2,428        $1,601    $1,055
  Ratio of Total Expenses to
     Average Net Assets                           0.11%         0.12%   0.13%**
  Ratio of Net Investment Income to
     Average Net Assets                           2.05%         2.86%   3.96%**
  Portfolio Turnover Rate                           25%           53%       47%
================================================================================
*Inception.
**Annualized.

LIMITED-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2003           2002      2001      2000       1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.00        $ 10.99   $ 10.64   $ 10.59    $ 10.85
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .355           .425      .474      .470       .457
  Net Realized and Unrealized Gain (Loss)
     on Investments                                              .080           .010      .350      .050      (.260)
--------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                            .435           .435      .824      .520       .197
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.355)         (.425)    (.474)    (.470)     (.457)
  Distributions from Realized Capital Gains                        --             --        --        --         --
--------------------------------------------------------------------------------------------------------------------
     Total Distributions                                        (.355)         (.425)    (.474)    (.470)     (.457)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $ 11.08        $ 11.00   $ 10.99   $ 10.64    $ 10.59
====================================================================================================================

TOTAL RETURN                                                    4.00%          4.05%     7.89%     5.04%      1.83%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                        $ 3,148        $ 2,645   $ 2,130   $ 2,775    $ 2,577
  Ratio of Total Expenses to Average Net Assets                 0.17%          0.17%     0.19%     0.18%      0.18%
  Ratio of Net Investment Income to Average Net Assets          3.19%          3.84%     4.40%     4.45%      4.25%
  Portfolio Turnover Rate                                         13%            17%       19%       32%        14%
====================================================================================================================




LIMITED-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------

                                                 YEAR ENDED OCT. 31, FEB. 12* TO
                                                ---------------------   OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003          2002      2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $11.00        $10.99    $10.87
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .362          .431      .342
  Net Realized and Unrealized Gain (Loss)
     on Investments                                .080          .010      .120
--------------------------------------------------------------------------------
     Total from Investment Operations              .442          .441      .462
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.362)        (.431)    (.342)
  Distributions from Realized Capital Gains          --            --        --
--------------------------------------------------------------------------------
     Total Distributions                          (.362)        (.431)    (.342)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $11.08        $11.00    $10.99
================================================================================

TOTAL RETURN                                      4.06%         4.10%     4.31%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)           $3,286        $2,484    $1,572
  Ratio of Total Expenses to
     Average Net Assets                           0.11%         0.12%   0.13%**
  Ratio of Net Investment Income to
     Average Net Assets                           3.25%         3.88%   4.42%**
  Portfolio Turnover Rate                           13%           17%       19%
================================================================================
*Inception.
**Annualized.

INTERMEDIATE-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2003           2002      2001      2000       1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 13.55        $ 13.61   $ 13.05   $ 12.79    $ 13.52
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .563           .605      .637      .646       .648
  Net Realized and Unrealized Gain (Loss) on Investments         .070          (.029)     .560      .260      (.695)
--------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                            .633           .576     1.197      .906      (.047)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.563)         (.605)    (.637)    (.646)     (.648)
  Distributions from Realized Capital Gains                     (.040)         (.031)       --        --      (.035)
--------------------------------------------------------------------------------------------------------------------
     Total Distributions                                        (.603)         (.636)    (.637     (.646)     (.683)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $ 13.58        $ 13.55   $ 13.61   $ 13.05    $ 12.79
====================================================================================================================

TOTAL RETURN                                                    4.74%          4.36%     9.36%     7.28%     -0.40%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $ 6,922        $ 7,215   $ 6,944   $ 8,553    $ 8,228
  Ratio of Total Expenses to Average Net Assets                 0.17%          0.17%     0.19%     0.18%      0.18%
  Ratio of Net Investment Income to Average Net Assets          4.13%          4.48%     4.77%     5.03%      4.83%
  Portfolio Turnover Rate                                         19%            13%       13%       17%        17%
====================================================================================================================




INTERMEDIATE-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------

                                                 YEAR ENDED OCT. 31, FEB. 12* TO
                                                ---------------------   OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003          2002      2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $13.55       $ 13.61    $13.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .571          .612      .458
  Net Realized and Unrealized Gain (Loss)
     on Investments                                .070         (.029)     .170
--------------------------------------------------------------------------------
     Total from Investment Operations              .641          .583      .628
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.571)        (.612)    (.458)
  Distributions from Realized Capital Gains       (.040)        (.031)       --
--------------------------------------------------------------------------------
     Total Distributions                          (.611)        (.643)    (.458)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $13.58       $ 13.55     $13.61
================================================================================

TOTAL RETURN                                      4.81%         4.41%     4.77%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)           $4,754        $4,498    $3,494
  Ratio of Total Expenses to
     Average Net Assets                           0.11%         0.12%   0.14%**
  Ratio of Net Investment Income to
     Average Net Assets                           4.19%         4.53%   4.74%**
  Portfolio Turnover Rate                           19%           13%       13%
================================================================================
*Inception.
**Annualized.

INSURED LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2003           2002      2001      2000       1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.85        $ 12.82   $ 12.14   $ 11.69    $ 12.73
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .580           .597      .628      .649       .644
  Net Realized and Unrealized Gain (Loss) on Investments         .123           .110      .680      .450      (.971)
--------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                            .703           .707     1.308     1.099      (.327)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.580)         (.597)    (.628)    (.649)     (.644)
  Distributions from Realized Capital Gains                     (.083)         (.080)       --        --      (.069)
--------------------------------------------------------------------------------------------------------------------
     Total Distributions                                        (.663)         (.677)    (.628)    (.649)     (.713)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $ 12.89        $ 12.85   $ 12.82    $12.14    $ 11.69
====================================================================================================================

TOTAL RETURN                                                    5.58%          5.74%    10.99%     9.68%     -2.74%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $ 1,912        $ 1,951   $ 1,940   $ 2,300    $ 2,160
  Ratio of Total Expenses to Average Net Assets                 0.17%          0.18%     0.19%     0.19%      0.19%
  Ratio of Net Investment Income to Average Net Assets          4.57%          4.72%     5.00%     5.48%      5.20%
  Portfolio Turnover Rate                                         17%            20%       21%       34%        17%
====================================================================================================================




INSURED LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------

                                                 YEAR ENDED OCT. 31, FEB. 12* TO
                                                ---------------------   OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003          2002      2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $12.85        $12.82    $12.64
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .587          .604      .452
  Net Realized and Unrealized Gain (Loss)
     on Investments                                .123          .110      .180
--------------------------------------------------------------------------------
     Total from Investment Operations              .710          .714      .632
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.587)        (.604)    (.452)
  Distributions from Realized Capital Gains       (.083)        (.080)       --
--------------------------------------------------------------------------------
     Total Distributions                          (.670)        (.684)    (.452)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $12.89        $12.85    $12.82
================================================================================

TOTAL RETURN                                      5.64%         5.80%     5.11%
================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)           $1,008          $959      $844
  Ratio of Total Expenses to
     Average Net Assets                           0.11%         0.12%   0.14%**
  Ratio of Net Investment Income to
     Average Net Assets                           4.63%         4.77%   4.98%**
  Portfolio Turnover Rate                           17%           20%       21%
================================================================================
*Inception.
**Annualized.

LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2003           2002      2001      2000       1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.36        $ 11.38   $ 10.73   $ 10.34    $ 11.39
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .525           .539      .561      .572       .565
  Net Realized and Unrealized Gain (Loss) on Investments         .082           .010      .650      .390      (.935)
--------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                            .607           .549     1.211      .962      (.370)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.525)         (.539)    (.561)    (.572)     (.565)
  Distributions from Realized Capital Gains                     (.052)         (.030)       --        --      (.115)
--------------------------------------------------------------------------------------------------------------------
     Total Distributions                                        (.577)         (.569)    (.561)    (.572)     (.680)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $ 11.39        $ 11.36   $ 11.38   $ 10.73    $ 10.34
====================================================================================================================

TOTAL RETURN                                                    5.43%          5.00%    11.52%     9.58%     -3.45%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $ 1,131        $ 1,249   $ 1,264   $ 1,649    $ 1,527
  Ratio of Total Expenses to Average Net Assets                 0.17%          0.17%     0.19%     0.19%      0.18%
  Ratio of Net Investment Income to Average Net Assets          4.59%          4.80%     5.07%     5.46%      5.13%
  Portfolio Turnover Rate                                         11%            15%       16%       25%        15%
====================================================================================================================




LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------

                                                 YEAR ENDED OCT. 31, FEB. 12* TO
                                                ---------------------   OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003          2002      2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $11.36        $11.38    $11.18
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .532          .545      .403
  Net Realized and Unrealized Gain (Loss)
     on Investments                                .082          .010      .200
--------------------------------------------------------------------------------
     Total from Investment Operations              .614          .555      .603
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.532)        (.545)    (.403)
  Distributions from Realized Capital Gains       (.052)        (.030)       --
--------------------------------------------------------------------------------
     Total Distributions                          (.584)        (.575)    (.403)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $11.39        $11.36    $11.38
================================================================================

TOTAL RETURN                                      5.50%         5.06%     5.51%
================================================================================

RATIOS/SUPPLEMENTAL DATA

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)             $799          $825      $715
  Ratio of Total Expenses to Average Net Assets   0.11%         0.12%   0.13%**
  Ratio of Net Investment Income to
     Average Net Assets                           4.65%         4.85%   5.02%**
  Portfolio Turnover Rate                           11%           15%       16%
================================================================================
*Inception.
**Annualized.

HIGH-YIELD TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   2003           2002      2001      2000       1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.54        $ 10.72   $ 10.31   $ 10.13    $ 11.06
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .526           .563      .576      .582       .571
  Net Realized and Unrealized Gain (Loss) on Investments         .150          (.180)     .410      .180      (.858)
--------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                            .676           .383      .986      .762      (.287)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.526)         (.563)    (.576)    (.582)     (.571)
  Distributions from Realized Capital Gains                        --             --        --        --      (.072)
--------------------------------------------------------------------------------------------------------------------
     Total Distributions                                        (.526)         (.563)    (.576)    (.582)     (.643)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $ 10.69        $ 10.54   $ 10.72   $ 10.31    $ 10.13
====================================================================================================================

TOTAL RETURN                                                    6.55%          3.67%     9.77%     7.79%     -2.77%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                        $ 2,605        $ 2,670   $ 3,627   $ 3,033    $ 2,867
  Ratio of Total Expenses to Average Net Assets                 0.17%          0.17%     0.19%     0.19%      0.18%
  Ratio of Net Investment Income to Average Net Assets          4.94%          5.30%     5.43%     5.74%      5.33%
  Portfolio Turnover Rate 17% 18% 18% 32% 22%
====================================================================================================================




HIGH-YIELD TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------

                                                   YEAR ENDED     Nov. 12, 2001*
                                                --------------          OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003               2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  10.54           $ 10.78
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .533              .549
  Net Realized and Unrealized Gain (Loss)
     on Investments                                      .150             (.240)
--------------------------------------------------------------------------------
     Total from Investment Operations                    .683              .309
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.533)            (.549)
  Distributions from Realized Capital Gains                --                --
--------------------------------------------------------------------------------
     Total Distributions (.533) (.549)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $  10.69           $ 10.54
================================================================================

TOTAL RETURN                                            6.61%             2.96%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $  1,449           $ 1,275
  Ratio of Total Expenses to Average Net Assets         0.11%           0.12%**
  Ratio of Net Investment Income to
     Average Net Assets                                 5.00%           5.35%**
  Portfolio Turnover Rate                                 17%               18%
================================================================================
*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Each fund, except the Tax-Exempt Money Market Fund, offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                    CAPITAL CONTRIBUTION       PERCENTAGE          PERCENTAGE OF
                             TO VANGUARD          OF FUND             VANGUARD'S
TAX-EXEMPT FUND                    (000)       NET ASSETS         CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                      $2,070            0.02%                2.07%
Short-Term                           753            0.02                 0.75
Limited-Term                       1,059            0.02                 1.06
Intermediate-Term                  1,969            0.02                 1.97
Insured Long-Term                    490            0.02                 0.49
Long-Term                            328            0.02                 0.33
High-Yield                           680            0.02                 0.68
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended October 31, 2003, these arrangements reduced expenses by:

--------------------------------------------------------------------------------
                                 EXPENSE REDUCTION
                                        (000)
                         ------------------------------  TOTAL EXPENSE REDUCTION
                          MANAGEMENT AND      CUSTODIAN       AS A PERCENTAGE OF
TAX-EXEMPT FUND           ADMINISTRATIVE           FEES       AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Short-Term                          $141            $13                     --
Limited-Term                         202              9                     --
Intermediate-Term                    375              9                     --
Insured Long-Term                     91              3                     --
Long-Term                            133              4                   0.01%
High-Yield                           272              6                   0.01
--------------------------------------------------------------------------------

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

     The Insured Long-Term Tax-Exempt Fund used a tax accounting practice (tax equalization) to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $2,430,000 from accumulated net realized gains to paid-in capital. During 2003, the Long-Term Tax-Exempt Fund determined that tax equalization previously estimated for fiscal 2002 was not needed to fulfill tax-basis distribution requirements; accordingly, the fund has reclassified $2,267,000 from paid-in capital to accumulated net realized gains.

     At October 31, 2003, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                           CAPITAL GAINS
                   AVAILABLE FOR DISTRIBUTION                CAPITAL LOSS
                -------------------------------   ------------------------------
                                                              EXPIRATION: FISCAL
                    SHORT-TERM        LONG-TERM     AMOUNT        YEAR(S) ENDING
TAX-EXEMPT FUND          (000)            (000)      (000)           OCTOBER 31,
--------------------------------------------------------------------------------
Short-Term                  --               --    $ 2,991             2008-2011
Limited-Term                --               --     35,460             2008-2011
Intermediate-Term           --               --     24,970                  2011
Insured Long-Term       $6,948          $21,073         --                    --
Long-Term                   --               --      7,619                  2011
High-Yield                  --               --     74,301             2007-2011
--------------------------------------------------------------------------------

Short-term gain distributions are treated as ordinary income dividends for tax purposes.

The following funds had realized losses through October 31, 2003, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

--------------------------------------------------------------------------------
                                                                 DEFERRED LOSSES
TAX-EXEMPT FUND                                                           (000)
--------------------------------------------------------------------------------
Limited-Term                                                          $    2,373
Intermediate-Term                                                         76,708
Insured Long-Term                                                         27,478
Long-Term                                                                 18,547
High-Yield                                                                23,924
--------------------------------------------------------------------------------

At October 31, 2003, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                        (000)
                                    --------------------------------------------
                                                                  NET UNREALIZED
                                    APPRECIATED     DEPRECIATED     APPRECIATION
TAX-EXEMPT FUND                      SECURITIES      SECURITIES   (DEPRECIATION)
--------------------------------------------------------------------------------
Short-Term                            $  40,424      $    (749)        $  39,675
Limited-Term                            174,229         (1,891)          172,338
Intermediate-Term                       564,555        (55,590)          508,965
Insured Long-Term                       211,983         (2,828)          209,155
Long-Term                               150,113         (1,955)          148,158
High-Yield                              211,327        (51,800)          159,527
--------------------------------------------------------------------------------

At October 31, 2003, the aggregate settlement value of open futures contracts expiring in December 2003 and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------
                                                            (000)
                                                   -----------------------------
                                       NUMBER OF     AGGREGATE        UNREALIZED
                                    LONG (SHORT)    SETTLEMENT      APPRECIATION
TAX-EXEMPT FUND/FUTURES CONTRACTS      CONTRACTS         VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
Intermediate-Term
  10-Year U.S. Treasury Note             (6,000)      $673,781           $1,551
Insured Long-Term
  10-Year U.S. Treasury Note               (750)        84,223             (993)
  30-Year U.S. Treasury Bond             (1,000)       108,719            1,722
Long-Term
  10-Year U.S. Treasury Note               (550)        61,763               37
  30-Year U.S. Treasury Bond               (350)        38,052              144
High-Yield
  10-Year U.S. Treasury Note               (710)        79,731           (1,028)
  30-Year U.S. Treasury Bond             (1,500)       163,078            3,107
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended October 31, 2003, purchases and sales of investment securities other than temporary cash investments were:

------------------------------------------------------------------------
                                                         (000)
                                       ---------------------------------
TAX-EXEMPT FUND                             PURCHASES              SALES
------------------------------------------------------------------------
Short-Term                               $  1,441,276        $   635,985
Limited-Term                                1,650,065            644,870
Intermediate-Term                           2,079,102          2,101,114
Insured Long-Term                             473,015            537,141
Long-Term                                     208,643            253,643
High-Yield                                    625,147            758,804
------------------------------------------------------------------------

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                                   YEAR ENDED OCTOBER 31,
                              --------------------------------------------------
                                       2003                       2002
                              -----------------------  -------------------------
                                AMOUNT         SHARES      AMOUNT        SHARES
TAX-EXEMPT FUND                  (000)          (000)       (000)         (000)
--------------------------------------------------------------------------------
MONEY MARKET
 Issued                    $12,095,210     12,095,210 $10,570,551    10,570,551
 Issued in Lieu of Cash
   Distributions               107,756        107,756     131,741       131,741
 Redeemed                  (10,632,895)   (10,632,895) (8,966,505)   (8,966,505)
                           -----------------------------------------------------
   Net Increase (Decrease)   1,570,071      1,570,071   1,735,787     1,735,787
--------------------------------------------------------------------------------
SHORT-TERM
INVESTOR SHARES
 Issued                    $ 1,378,670         87,334 $ 1,470,890        93,613
 Issued in Lieu of Cash
   Distributions                34,087          2,160      38,676         2,461
 Redeemed                   (1,216,593)       (77,073)   (883,248)      (56,196)
                           -----------------------------------------------------
   Net Increase (Decrease)
     --Investor Shares         196,164         12,421     626,318        39,878
--------------------------------------------------------------------------------
Admiral Shares
 Issued                      1,669,098        105,739   1,261,348        80,270
 Issued in Lieu of Cash
   Distributions                31,100          1,970      31,080         1,978
 Redeemed                     (875,766)       (55,475)   (746,199)      (47,494)
                           -----------------------------------------------------
   Net Increase (Decrease)
     --Admiral Shares          824,432         52,234     546,229        34,754
--------------------------------------------------------------------------------
LIMITED-TERM
INVESTOR SHARES
 Issued                    $ 1,706,420        153,853 $ 1,440,689       131,521
 Issued in Lieu of Cash
   Distributions                76,902          6,934      73,657         6,722
 Redeemed                   (1,296,842)      (117,004) (1,002,825)      (91,554)
                           -----------------------------------------------------
   Net Increase (Decrease)
    --Investor Shares          486,480         43,783     511,521        46,689
--------------------------------------------------------------------------------
Admiral Shares
 Issued                      1,804,520        162,813   1,486,083       135,684
 Issued in Lieu of Cash
   Distributions                71,261          6,425      59,364         5,416
 Redeemed                   (1,090,940)       (98,398)   (637,076)      (58,219)
                           -----------------------------------------------------
   Net Increase (Decrease)
     --Admiral Shares          784,841         70,840     908,371        82,881
--------------------------------------------------------------------------------
INTERMEDIATE-TERM
INVESTOR SHARES
 Issued                    $ 1,596,695        117,212 $ 2,084,416       154,140
 Issued in Lieu of Cash
   Distributions               246,458         18,098     254,713        18,879
 Redeemed                   (2,154,829)      (158,336) (2,031,677)     (150,447)
                           -----------------------------------------------------
   Net Increase (Decrease)
     --Investor Shares        (311,676)       (23,026)    307,452        22,572
--------------------------------------------------------------------------------
Admiral Shares
Issued                       1,322,521         97,115   1,765,226       130,635
Issued in Lieu of Cash
   Distributions               147,162         10,806     136,523        10,115
Redeemed                    (1,224,189)       (89,910)   (880,079)      (65,383)
                           -----------------------------------------------------
   Net Increase (Decrease)
    --Admiral Shares           245,494         18,011   1,021,670        75,367
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   YEAR ENDED OCTOBER 31,
                              --------------------------------------------------
                                       2003                       2002
                              -----------------------  -------------------------
                                AMOUNT         SHARES      AMOUNT        SHARES
TAX-EXEMPT FUND                  (000)          (000)       (000)         (000)
--------------------------------------------------------------------------------
INSURED LONG-TERM
 Issued                       $368,055         28,319    $363,340        28,663
 Issued in Lieu of Cash
   Distributions                67,284          5,216      67,875         5,365
 Redeemed                     (477,155)       (37,015)   (430,275)      (33,974)
                           -----------------------------------------------------
   Net Increase (Decrease)--Investor Shares (41,816) (3,480) 940  54
--------------------------------------------------------------------------------
Admiral Shares
 Issued                        230,776         17,893     302,979        23,904
 Issued in Lieu of Cash
   Distributions                33,291           2,581     31,451         2,498
 Redeemed                     (217,845)       (16,901)   (216,423)      (17,144)
                           -----------------------------------------------------
   Net Increase (Decrease)
     --Admiral Shares           46,222          3,573     118,007         9,258
--------------------------------------------------------------------------------
LONG-TERM
INVESTOR SHARES
 Issued                       $259,344         22,654    $319,401        28,384
 Issued in Lieu of Cash
   Distributions                42,891          3,752      44,555         3,969
 Redeemed                     (423,088)       (37,068)   (376,389)      (33,517)
                           -----------------------------------------------------
   Net Increase (Decrease)
    --Investor Shares         (120,853)       (10,662)    (12,433)       (1,164)
--------------------------------------------------------------------------------
Admiral Shares
 Issued 205,420  18,012  307,013  27,315
 Issued in Lieu of Cash Distributions 26,185  2,291  26,091  2,324
 Redeemed (261,114) (22,777) (224,112) (19,947)
                           -----------------------------------------------------
   Net Increase (Decrease)--Admiral Shares (29,509) (2,474) 108,992  9,692
--------------------------------------------------------------------------------
HIGH-YIELD
INVESTOR SHARES
 Issued                       $658,411         61,759    $764,108        71,970
 Issued in Lieu of Cash
   Distributions                90,375          8,481      99,159         9,347
 Redeemed                     (851,861)       (80,011) (1,767,771)     (166,237)
                           -----------------------------------------------------
   Net Increase (Decrease)
    --Investor Shares         (103,075)        (9,771)   (904,504)      (84,920)
--------------------------------------------------------------------------------
Admiral Shares
 Issued                        495,791         46,497   1,500,895       141,120
 Issued in Lieu of Cash
   Distributions                40,586          3,808      35,334         3,328
 Redeemed                     (381,968)       (35,849)   (248,283)      (23,421)
                           -----------------------------------------------------
   Net Increase (Decrease)
     --Admiral Shares          154,409         14,456   1,287,946       121,027
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard Municipal Bond Funds:

In our opinion, the statements of net assets appearing in the insert to this Annual Report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the "Funds") at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 8, 2003

--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION
 (UNAUDITED) FOR VANGUARD MUNICIPAL BOND FUNDS

This information for the fiscal year ended October 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

The Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax- Exempt Funds distributed $31,015,000, $17,766,000, and $9,189,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.
--------------------------------------------------------------------------------

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com(R) was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:

*    Determine what asset  allocation  might best suit your needs--by taking our
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     education-- by using our planning tools.
*    Learn how to achieve your  goals--by  reading our  PlainTalk(R)  investment guides.
*    Find your next fund--by using the Compare Funds,  Compare Costs, and Narrow
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*    Look up fund price, performance history, and distribution information--in a
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INVEST AND MANAGE ACCOUNTS WITH EASE

LOG ON TO VANGUARD.COM TO:

*    See what you own (at Vanguard and elsewhere) and how your  investments  are
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Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.

Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR

It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

MAKE IT AUTOMATIC

Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

CONSIDER COST

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS

Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE VANGUARD(R) FAMILY OF FUNDS STOCK FUNDS

500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(R) Fund
Target Retirement Funds:
 Retirement Income
 Retirement 2005
 Retirement 2015
 Retirement 2025
 Retirement 2035
 Retirement 2045
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
 (California, Florida, Massachusetts,
 New Jersey, New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
 Funds (California, New Jersey,
 New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio


For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (112)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (112)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (112)                Chairman (JanuarySeptember 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (112)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (110)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (112)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (112)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (112)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (112)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

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FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current
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To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
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All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q950 122003

                VANGUARD(R)MUNICIPAL BOND FUNDS                 AS OF 10/31/2003

STATEMENT OF NET ASSETS

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Auditors, all of which appear in the accompanying report.

This Statement provides a detailed list of each fund's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will ?nd a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for ?nancial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and re?ects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

-------------------------------------------------
CONTENTS
Tax-Exempt Money Market Fund                    1
Short-Term Tax-Exempt Fund                     22
Limited-Term Tax-Exempt Fund                   36
Intermediate-Term Tax-Exempt Fund              54
Insured Long-Term Tax-Exempt Fund              82
Long-Term Tax-Exempt Fund                      92
High-Yield Tax-Exempt Fund                    100
Key to Abbreviations                          112
-------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.8%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.2%)
Alabama Public School & College Auth. TOB VRDO           1.12%         11/7/2003 (3)++            $       5,000    $         5,000
Birmingham AL GO VRDO                                    1.03%         11/7/2003 (2)LOC                  36,250             36,250
Jefferson County AL Sewer Rev.
  (Capital Improvement) VRDO                             1.05%         11/7/2003 (3)                     20,000             20,000
Jefferson County AL Sewer Rev. VRDO                      1.06%         11/7/2003 (10)                    60,000             60,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO           1.05%         11/7/2003                         33,550             33,550
                                                                                                                        ----------
                                                                                                                   $       154,800
                                                                                                                        ----------
ALASKA (0.6%)
Alaska Housing Finance Corp. (State Capital) VRDO        1.08%         11/7/2003 (1)                     10,000             10,000
Alaska Housing Finance Corp. Home Mortgage VRDO          1.15%         11/7/2003 (4)                     50,000             50,000
Anchorage AK GO TOB VRDO                                 1.12%         11/7/2003 (1)++                    3,110              3,110
Valdex AK Marine Terminal Rev.
  (BP Pipeline Project) VRDO                             1.15%         11/3/2003                          8,000              8,000
Valdex AK Marine Terminal Rev.
  (BP Pipeline Project) VRDO                             1.15%         11/3/2003                          8,000              8,000
                                                                                                                        ----------
                                                                                                                   $        79,110
                                                                                                                        ----------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                     COUPON                     DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA (1.3%)
Arizona School Fac. Board Rev. TOB VRDO                  1.11%         11/7/2003 ++               $       7,755    $         7,755
Phoenix AZ Civic Improvement Corp.
  Water System Rev. TOB VRDO                             1.11%         11/7/2003 (Prere.)++               4,800              4,800
Pima County AZ IDA Single Family Mortgage Rev. FR        1.11%        11/25/2003                         33,535             33,535
Salt River Project Arizona Agricultural Improvement
  & Power Dist. Rev. CP                                  1.00%         11/3/2003                         15,085             15,085
Salt River Project Arizona Agricultural Improvement
  & Power Dist. Rev. CP                                  0.90%         12/8/2003                         11,200             11,200
Salt River Project Arizona Agricultural Improvement
  & Power Dist. Rev. CP                                  0.93%         2/10/2004                         28,000             28,000
Tucson & Pima County AZ IDA Draw Down-Single Family
  Mortgage Rev. FR                                       1.10%        11/25/2003                         50,000             50,000
Tucson & Pima County AZ IDA Draw Down-Single Family
  Mortgage Rev. FR                                       1.12%        11/25/2003                         13,485             13,485
                                                                                                                        ----------
                                                                                                                           163,860
                                                                                                                        ----------
ARKANSAS (0.7%)
Pulaski County AR Health Fac. St. Vincent In?rmary
  (Catholic Health Initiatives) VRDO                     1.10%         11/7/2003                         37,400             37,400
Univ. of Arkansas Board of Trustees Rev. VRDO            1.10%         11/7/2003 (1)                     45,455             45,455
                                                                                                                        ----------
                                                                                                                            82,855
                                                                                                                        ----------
CALIFORNIA (8.0%)
Access To Loans For Learning Student Loan Corp.
  California Rev. Student Loan Program VRDO              1.05%         11/7/2003 LOC                     18,800             18,800
Access To Loans For Learning Student Loan Corp.
  California Rev. Student Loan Program VRDO              1.05%         11/7/2003 LOC                     11,500             11,500
California Community College Financing Auth. TRAN        2.00%         6/30/2004 (4)                     23,475             23,618
California GO RAN                                        2.00%         6/23/2004 LOC                     50,000             50,297
California GO RAN                                        2.00%         6/23/2004 LOC                     75,000             75,446
California GO TOB VRDO                                   1.15%         11/7/2003 ++                     100,000            100,000
California Higher Educ. Loan Auth. Student Loan Rev. PUT 1.05%          7/1/2004 LOC                     37,500             37,500
California Housing Finance Agency Single Family
  Mortgage Rev. TOB VRDO                                 1.19%         11/7/2003 ++                      15,740             15,740
California School Cash Reserve Program Auth. Pool TRAN   2.00%          7/6/2004 (2)                     50,000             50,372
California State Dept. Water Resources
  Power Supply Rev. VRDO                                 1.10%         11/7/2003 LOC                     47,000             47,000
California State Dept. Water Resources
  Power Supply Rev. VRDO                                 1.10%         11/7/2003 (2)                     41,000             41,000
California State Dept. Water Resources
  Power Supply Rev. VRDO                                 1.10%         11/7/2003 LOC                     25,000             25,000
Clovis CA USD TRAN                                       1.50%         6/30/2004                         15,000             15,059
Los Angeles CA TRAN                                      2.00%         6/30/2004                         14,000             14,096
Los Angeles CA USD TRAN                                  2.00%          7/1/2004                        100,000            100,705
Los Angeles CA Wastewater System Rev. TOB VRDO           1.08%         11/7/2003 (4)++                    8,755              8,755
Los Angeles CA Wastewater System Rev. TOB VRDO           1.08%         11/7/2003 (4)++                   11,880             11,880
Los Angeles County CA TRAN                               2.00%         6/30/2004                        111,825            112,616
Sacramento County CA TRAN                                2.00%         7/30/2004                         62,500             62,991
San Diego CA County & School Dist. TRAN                  1.75%         6/30/2004                         75,000             75,386
  San Diego CA USD TRAN                                  2.00%         6/30/2004                         70,000             70,505
Ventura County CA TRAN                                   1.50%          7/1/2004                         25,000             25,099

                                                                                                                        ----------
                                                                                                                           993,365
                                                                                                                        ----------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
COLORADO (4.4%)
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives) VRDO                     1.10%         11/7/2003                  $      81,400    $        81,400
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Leavenworth) VRDO                  1.10%         11/7/2003                         10,000             10,000
Colorado Housing & Finance Auth.
  Multi-Family Mortgage Bonds Class I VRDO               1.10%         11/7/2003 (1)                     12,200             12,200
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Class I Rev.                1.20%          3/1/2004                          5,000              5,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Class I VRDO                1.10%         11/7/2003                         12,215             12,215
Colorado Housing & Finance Auth.
  Single Family Mortgage Bonds Class I VRDO              1.10%         11/7/2003                          5,000              5,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Class I VRDO                1.10%         11/7/2003                         37,000             37,000
Colorado Student Obligation Bond Auth. VRDO              1.09%         11/7/2003 (2)                     26,600             26,600
Denver CO City & County Airport Rev. VRDO                1.15%         11/7/2003 (1)                     20,000             20,000
Denver CO City & County Airport Rev. VRDO                1.20%         11/7/2003 (1)                    135,200            135,200
Denver CO City & County COP (Wellington E Web) VRDO      1.03%         11/7/2003 (2)                     20,000             20,000
Denver CO City & County COP (Wellington E Web) VRDO      1.05%         11/7/2003 (2)                     25,000             25,000
El Paso County CO Colorado Springs
  School Dist. No. 11 TAN                                2.00%         6/30/2004                         42,000             42,257
Jefferson County CO School Dist. TAN                     2.00%         6/30/2004                         98,000             98,567
Regional Transp. Dist. of Colorado COP
  (Transit Vehicles Project) VRDO                        1.08%         11/7/2003 (2)                     15,000             15,000
                                                                                                                        ----------
                                                                                                                           545,439
                                                                                                                        ----------
CONNECTICUT (0.5%)
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure) VRDO                          1.10%         11/7/2003 (2)                     44,245             44,245
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure) VRDO                          1.10%         11/7/2003 (3)                     13,200             13,200
                                                                                                                        ----------
                                                                                                                            57,445
                                                                                                                        ----------
DELAWARE (0.3%)
Delaware GO TOB VRDO                                     1.12%         11/7/2003 ++                       4,830              4,830
New Castle County DE Airport Fac. Rev.
  (FlightSafety) VRDO                                    1.13%         11/7/2003                         16,600             16,600
Univ. of Delaware Rev. VRDO                              1.15%         11/3/2003                          8,455              8,455
Univ. of Delaware Rev. VRDO                              1.05%         11/7/2003                         13,470             13,470
                                                                                                                        ----------
                                                                                                                            43,355
                                                                                                                        ----------
DISTRICT OF COLUMBIA (2.5%)
District of Columbia
  (Henry J. Kaiser Family Foundation) VRDO               1.08%         11/7/2003 LOC                     12,000             12,000
District of Columbia (National Geographic Society) VRDO  1.00%         11/7/2003                         17,670             17,670
District of Columbia (National Public Radio Inc.) VRDO   1.05%         11/7/2003 LOC                     13,400             13,400
District of Columbia (Smithsonian Institute) VRDO        1.00%         11/7/2003                         54,435             54,435
District of Columbia GO                                  5.50%          6/1/2004 (4)                      9,565              9,808
District of Columbia GO                                  6.00%          6/1/2004 (1)(Prere.)              8,890              9,323
District of Columbia GO                                  6.10%          6/1/2004 (1)(Prere.)              7,000              7,341
District of Columbia GO TOB VRDO                         1.12%         11/7/2003 (4)++                    3,770              3,770
District of Columbia GO VRDO                             1.05%         11/7/2003 (3)                     65,400             65,400
District of Columbia Housing Finance Agency
  Single Family Mortgage Rev. FR                         1.11%        11/25/2003                         58,850             58,850

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Univ. Rev.
  (George Washington Univ.) VRDO                         1.00%         11/7/2003 (1)              $      41,765    $        41,765
District of Columbia Water & Sewer Auth.
  Public Util. Rev. TOB VRDO                             1.14%         11/7/2003 (4)++                    4,695              4,695
District of Columbia Water & Sewer Auth.
  Public Util. Rev. TOB VRDO                             1.14%         11/7/2003 (4)++                   18,855             18,855
                                                                                                                        ----------
                                                                                                                           317,312
                                                                                                                        ----------
FLORIDA (3.8%)
Collier County FL School Board COP TOB VRDO              1.12%         11/7/2003 (4)++                    5,215              5,215
Dade County FL School Dist. GO                           6.25%         2/15/2004 (1)                      5,520              5,599
Dade County FL Water & Sewer System Rev. VRDO            1.09%         11/7/2003 (3)                     21,220             21,220
Florida Board of Educ. Capital Outlay TOB VRDO           1.10%         11/7/2003 ++                       7,980              7,980
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO      1.10%         11/7/2003 (1)++                   34,100             34,100
Florida Board of Educ. TOB VRDO                          1.12%         11/7/2003 ++                       4,900              4,900
Florida Dept. of Transp. TOB VRDO                        1.12%         11/7/2003 ++                       6,910              6,910
Florida Dept. of Transp. TOB VRDO                        1.12%         11/7/2003 ++                       7,575              7,575
Florida Dept. of Transp. VRDO                            1.12%         11/7/2003 ++                       6,500              6,500
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)
  TOB VRDO                                               1.10%         11/7/2003 (4)++                   12,670             12,670
Florida Turnpike Auth. Rev. VRDO                         1.12%         11/7/2003 (2)++                    5,500              5,500
Hillsborough County FL Water & Sewer Rev. TOB VRDO       1.11%         11/7/2003 (2)++                   10,095             10,095
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                                 1.12%         11/3/2003                          2,000              2,000
Miami-Dade County FL School Board VRDO                   1.12%         11/7/2003 (3)++                    4,245              4,245
Orange County FL Health Fac. Auth. Rev.
  (Adventist Sunbelt Group) VRDO                         1.05%         11/7/2003 LOC                     52,300             52,300
Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO                     1.17%         11/7/2003 ++                      12,155             12,155
Orlando & Orange County FL Expressway Auth. TOB VRDO     1.12%         11/7/2003 (2)++                    7,900              7,900
Orlando & Orange County FL Expressway Auth. VRDO         1.00%         11/7/2003 (4)                     98,935             98,935
Orlando & Orange County FL Expressway Auth. VRDO         1.00%         11/7/2003 (4)                      9,800              9,800
Orlando FL Util. Comm. Water & Electric Rev. CP          0.90%        11/20/2003                         12,600             12,600
Orlando FL Util. Comm. Water & Electric Rev. VRDO        1.12%         11/7/2003                          2,000              2,000
Palm Beach County FL School Board COP VRDO               1.05%         11/7/2003 (2)                     33,695             33,695
  Palm Beach County FL Special Purpose Fac. Rev.
  (FlightSafety) VRDO                                    1.13%         11/7/2003                         18,000             18,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO   1.10%         11/7/2003 (2)                     10,000             10,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO   1.10%         11/7/2003 (2)                     74,875             74,875
Tampa Bay FL Water Util. System Rev. TOB VRDO            1.10%         11/7/2003 (3)(Prere.)++            2,500              2,500
                                                                                                                        ----------
                                                                                                                           469,269
                                                                                                                        ----------
GEORGIA (4.8%)
Athens-Clarke County GA Uni?ed Govt. Dev. Auth. Rev.
  (Univ. of Georgia Athletic Assn.) VRDO                 1.16%         11/3/2003 LOC                      5,900              5,900
Atlanta GA Airport General Rev. BAN                      1.10%        10/16/2004                        175,000            175,000
Atlanta GA Airport General Rev. VRDO                     1.08%         11/7/2003 (1)                     20,000             20,000
Atlanta GA Airport General Rev. VRDO                     1.08%         11/7/2003 (1)                     62,710             62,710
Atlanta GA Water & Wastewater Rev. TOB VRDO              1.11%         11/7/2003 (1)++                    9,995              9,995
Atlanta GA Water & Wastewater Rev. TOB VRDO              1.11%         11/7/2003 (3)++                   18,495             18,495
Atlanta GA Water & Wastewater Rev. VRDO                  1.15%         11/3/2003 (4)                      3,300              3,300
Atlanta GA Water & Wastewater Rev. VRDO                  1.05%         11/7/2003 (4)                     79,240             79,240

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Burke County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                          1.05%         11/7/2003 (3)(Prere.)      $      3,135     $         3,135
Cobb County GA Rev. (Kennesaw State Univ.) VRDO          1.05%         11/7/2003 LOC                     22,355             22,355
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO     1.05%         11/7/2003 LOC                     15,000             15,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO          1.05%         11/7/2003 LOC                     14,000             14,000
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO         1.12%         11/7/2003 LOC                      7,300              7,300
Fulton County GA Fac. Corp. COP Fulton County GA
  Public Purpose Project TOB VRDO                        1.12%         11/7/2003 (2)++                   16,695             16,695
Fulton County GA School Dist. TOB VRDO                   1.12%         11/7/2003 ++                      21,000             21,000
Georgia GO                                               6.50%         12/1/2003                          5,000              5,022
Georgia GO TOB PUT                                       0.95%        12/29/2003 ++                      11,150             11,150
Georgia GO TOB VRDO                                      1.10%         11/7/2003 ++                      31,410             31,410
Georgia GO TOB VRDO                                      1.12%         11/7/2003 ++                      10,580             10,580
Georgia GO TOB VRDO                                      1.12%         11/7/2003 ++                       6,250              6,250
Georgia Road & Tollway Auth. Rev. TOB VRDO               1.12%         11/7/2003 ++                       4,885              4,885
Gwinnett County GA Hosp. Auth. Rev.
  (Gwinnett Hosp. System Inc.) VRDO                      1.05%         11/7/2003 LOC                     10,000             10,000
Macon-Bibb County GA Hosp. Auth.
  (Medical Center of Central Georgia) VRDO               1.05%         11/7/2003 LOC                     14,650             14,650
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev. TOB VRDO                        1.12%         11/7/2003 (4)++                    3,240              3,240
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.) TOB VRDO                                   1.12%         11/7/2003 ++                       5,000              5,000
Richmond County GA Hosp. Auth.
  (Univ. of Health Services) VRDO                        1.05%         11/7/2003 LOC                     26,000             26,000
                                                                                                                        ----------
                                                                                                                           602,312
                                                                                                                        ----------
HAWAII (0.7%)
Hawaii GO TOB VRDO                                       1.11%         11/7/2003 (4)++                    4,000              4,000
Hawaii GO TOB VRDO                                       1.12%         11/7/2003 (4)++                    8,435              8,435
Honolulu HI City & County PUT                            1.30%         12/4/2003 (3)                     16,700             16,700
Honolulu HI City & County PUT                            1.30%         12/4/2003 (3)                      4,200              4,200
Honolulu HI City & County PUT                            1.30%         12/4/2003 (3)                     16,700             16,700
Honolulu HI City & County TOB VRDO                       1.12%         11/7/2003 (1)++                    4,630              4,630
Honolulu HI Multifamily Housing Rev.
Hillside Apartments VRDO                                 1.10%         11/7/2003 LOC                     27,500             27,500
                                                                                                                        ----------
                                                                                                                            82,165
                                                                                                                        ----------
IDAHO (0.8%)
Idaho Housing & Finance Assn.
  Single Family Mortgage Rev. VRDO                       1.15%         11/7/2003                         12,250             12,250
Idaho Housing & Finance Assn.
  Single Family Mortgage Rev. VRDO                       1.15%         11/7/2003                          8,300              8,300
Idaho Housing & Finance Assn.
  Single Family Mortgage Rev. VRDO                       1.15%         11/7/2003                         12,000             12,000
Idaho Housing & Finance Assn.
  Single Family Mortgage Rev. VRDO                       1.15%         11/7/2003                          9,500              9,500
Idaho Housing & Finance Assn.
  Single Family Mortgage Rev. VRDO                       1.15%         11/7/2003                         12,500             12,500
Idaho Housing & Finance Assn.
  Single Family Mortgage Rev. VRDO                       1.15%         11/7/2003                         12,500             12,500
Idaho Housing & Finance Assn.
  Single Family Mortgage Rev. VRDO                       1.15%         11/7/2003                         10,500             10,500

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Idaho Housing & Finance Assn.
  Single Family Mortgage Rev. VRDO                       1.15%         11/7/2003                  $       6,700    $         6,700
Idaho TAN                                                2.00%         6/30/2004                         15,000             15,101
                                                                                                                        ----------
                                                                                                                            99,351
                                                                                                                        ----------
ILLINOIS (9.8%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
  (St. Clair County Metrolink Extension) VRDO            1.05%         11/7/2003 (4)                     26,000             26,000
Chicago IL Board of Educ. TOB VRDO                       1.11%         11/7/2003 (4)++                    7,085              7,085
Chicago IL Board of Educ. TOB VRDO                       1.12%         11/7/2003 (2)++                    6,045              6,045
Chicago IL Board of Educ. TOB VRDO                       1.12%         11/7/2003 (1)++                    5,350              5,350
Chicago IL Board of Educ. VRDO                           1.05%         11/7/2003 (4)                     69,100             69,100
Chicago IL Board of Educ. VRDO                           1.05%         11/7/2003 (4)                     31,400             31,400
Chicago IL Board of Educ. VRDO                           1.05%         11/7/2003 (4)                     52,200             52,200
Chicago IL GO PUT                                        1.28%         12/4/2003 LOC                     40,000             40,000
Chicago IL GO TOB VRDO                                   1.10%         11/7/2003 (3)++                    3,620              3,620
Chicago IL GO TOB VRDO                                   1.11%         11/7/2003 (2)++                   19,995             19,995
Chicago IL GO TOB VRDO                                   1.11%         11/7/2003 (3)++                    7,905              7,905
Chicago IL GO TOB VRDO                                   1.12%         11/7/2003 (1)++                    2,500              2,500
Chicago IL GO VRDO                                       0.97%         11/7/2003 (4)                     30,000             30,000
Chicago IL GO VRDO                                       1.07%         11/7/2003 (3)                     45,000             45,000
Chicago IL Metro. Water Reclamation Dist. GO             5.85%         12/1/2003                          6,355              6,379
Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO    1.12%         11/7/2003 ++                       5,375              5,375
Chicago IL Park Dist. GO TOB VRDO                        1.11%         11/7/2003 (3)++                    9,990              9,990
Chicago IL Park Dist. TOB VRDO                           1.12%         11/7/2003 (3)++                    5,310              5,310
Chicago IL Park Dist. TOB VRDO                           1.12%         11/7/2003 (3)++                    5,660              5,660
Chicago IL Public Building Comm.
  (Chicago School Reform Board) TOB VRDO                 1.10%         11/7/2003 (3)++                    5,400              5,400
Chicago IL Public Building Comm.
(Chicago Transit Auth.) TOB VRDO                         1.10%         11/7/2003 (2)++                    7,365              7,365
Chicago IL Public Building Comm. GO TOB VRDO             1.10%         11/7/2003 (2)++                    6,910              6,910
Chicago IL Public Building Comm. TOB VRDO                1.12%         11/7/2003 (3)++                    2,800              2,800
Chicago IL Sales Tax Rev. TOB VRDO                       1.11%         11/7/2003 (3)++                    5,393              5,393
Chicago IL Sales Tax Rev. VRDO                           1.05%         11/7/2003 (3)                     70,000             70,000
Chicago IL Water Rev. TOB VRDO                           1.11%         11/7/2003 (2)++                   12,775             12,775
Chicago IL Water Rev. VRDO                               1.00%         11/7/2003 LOC                     24,125             24,125
Cook County IL GO                                        5.75%        11/15/2003 (3)                      5,000              5,009
Cook County IL GO TOB VRDO                               1.10%         11/7/2003 (2)++                   13,515             13,515
Cook County IL GO TOB VRDO                               1.11%         11/7/2003 (3)++                   11,500             11,500
Du Page County IL GO
  (Altenate Rev. Source - Stormwater Project) TOB VRDO   1.10%         11/7/2003 ++                       4,995              4,995
Illinois Dev. Finance Auth. Hosp. Rev.
  (Evanston Northwestern Healthcare Corp.) VRDO          1.05%         11/7/2003                         58,100             58,100
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO    1.05%         11/7/2003 (3)                     19,610             19,610
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO  1.05%         11/7/2003 LOC                     23,600             23,600
Illinois Educ. Fac. Auth. Rev. (DePaul Univ.) VRDO       1.05%         11/7/2003 LOC                     36,500             36,500
Illinois Educ. Fac. Auth. Rev.
  (Field Museum of Natural History) VRDO                 1.10%         11/7/2003 LOC                     15,000             15,000
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO 1.12%         11/7/2003 ++                       6,020              6,020
Illinois Educ. Fac. Auth. Rev. (Univ of Chicago)         0.98%          7/1/2004                         20,000             20,000
Illinois GO                                              1.50%         5/15/2004                         44,000             44,124
Illinois GO TOB PUT                                      0.95%        12/29/2003 (1)++                   15,320             15,320
Illinois GO TOB PUT                                      0.95%        12/29/2003 (3)++                    9,670              9,670

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Illinois GO TOB VRDO                                     1.10%         11/7/2003 (1)++            $       5,360    $         5,360
Illinois GO TOB VRDO                                     1.10%         11/7/2003 (1)++                    5,130              5,130
Illinois GO TOB VRDO                                     1.10%         11/7/2003 (4)++                    3,995              3,995
Illinois GO TOB VRDO                                     1.10%         11/7/2003 (4)++                    5,000              5,000
Illinois GO TOB VRDO                                     1.10%         11/7/2003 (4)++                    5,630              5,630
Illinois GO TOB VRDO                                     1.11%         11/7/2003 (1)++                    4,270              4,270
Illinois GO TOB VRDO                                     1.11%         11/7/2003 ++                       7,630              7,630
Illinois GO TOB VRDO                                     1.12%         11/7/2003 (3)++                   22,000             22,000
Illinois GO TOB VRDO                                     1.12%         11/7/2003 (1)++                    3,775              3,775
Illinois GO TOB VRDO                                     1.14%         11/7/2003 (1)++                    5,750              5,750
Illinois GO TOB VRDO                                     1.15%         11/7/2003 (2)++                    2,940              2,940
Illinois GO VRDO                                         1.10%         11/7/2003                         25,000             25,000
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO  1.08%         11/7/2003 (2)                     38,000             38,000
Illinois Health Fac. Auth. Rev.
  (Gottlieb Health Resources Inc. Obligated Group) VRDO  1.04%         11/7/2003 LOC                     26,900             26,900
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO                     1.12%         11/3/2003                          4,100              4,100
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO                     1.15%         11/3/2003                          3,500              3,500
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO                     1.16%         11/3/2003                         19,800             19,800
Illinois Health Fac. Auth. Rev.
  (OSF Healthcare System) VRDO                           1.17%         11/3/2003 LOC                     34,300             34,300
Illinois Regional Transp. Auth. Rev. TOB VRDO            1.10%         11/7/2003 (3)++                   12,895             12,895
Illinois Regional Transp. Auth. Rev. TOB VRDO            1.10%         11/7/2003 (1)++                    6,440              6,440
Illinois Regional Transp. Auth. Rev. TOB VRDO            1.11%         11/7/2003 (3)++                   65,000             65,000
Illinois Sales Tax Rev. TOB VRDO                         1.10%         11/7/2003 ++                       5,750              5,750
Illinois Sales Tax Rev. TOB VRDO                         1.10%         11/7/2003 ++                      10,615             10,615
Illinois Sales Tax Rev. TOB VRDO                         1.10%         11/7/2003 (4)++                    3,795              3,795
Illinois Sales Tax Rev. TOB VRDO                         1.10%         11/7/2003 (3)++                    3,500              3,500
Illinois Sales Tax Rev. TOB VRDO                         1.11%         11/7/2003 ++                       8,390              8,390
Illinois Student Assistance Comm. Student Loan Rev. VRDO 1.08%         11/7/2003 LOC                      8,700              8,700
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev. TOB VRDO             1.10%         11/7/2003 (2)++                    5,495              5,495
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev. TOB VRDO             1.10%         11/7/2003 (1)++                    6,145              6,145
Metro. Pier & Exposition Auth.
  Illinois Dedicated Tax Rev. TOB VRDO                   1.12%         11/7/2003 (1)++                   10,000             10,000
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO TOB VRDO              1.10%         11/7/2003 (1)++                   10,320             10,320
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO TOB VRDO              1.10%         11/7/2003 (3)++                   15,235             15,235
Schaumburg IL GO VRDO                                    1.08%         11/7/2003                         14,200             14,200
Will County IL Community School Dist. TOB VRDO           1.12%         11/7/2003 (3)++                    7,130              7,130
                                                                                                                        ----------
                                                                                                                         1,213,335
                                                                                                                        ----------
INDIANA (1.7%)
Delaware County IN Hosp. Auth. Rev.
  (Cardinal Health Systems) VRDO                         1.10%         11/7/2003 (2)                     35,900             35,900
Indiana Dev. Finance Auth. Rev.
  (Indianapolis Museum of Art) VRDO                      1.10%         11/7/2003 LOC                     13,000             13,000
Indiana Educ. Fac. Auth. (Wabash College) VRDO           1.10%         11/7/2003 LOC                     32,705             32,705

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Indiana Housing Finance Auth.
Single Family Mortgage Rev. PUT                          1.35%        12/10/2003                  $       2,685    $         2,685
Indiana Muni. Power Agency Rev. VRDO                     1.12%         11/7/2003 LOC                     10,000             10,000
Indiana Of?ce Building Comm. Fac. Rev.
  (Indiana Govt. Center South) VRDO                      1.03%         11/7/2003                         29,200             29,200
Indiana Of?ce Building Comm. Fac. Rev.
  (Miami Correctional Fac.) VRDO                         1.05%         11/7/2003                         22,400             22,400
Indiana Of?ce Building Comm. Fac. Rev.
  (Pendleton Juvenile Corrections Fac.) VRDO             1.03%         11/7/2003                         34,900             34,900
Indianapolis IN Local Public Improvement Bond Bank
  TOB VRDO                                               1.10%         11/7/2003 (1)++                    9,745              9,745
Purdue Univ. Indiana Univ Rev. TOB VRDO                  1.12%         11/7/2003 ++                       6,400              6,400
Whiting IN Environmental Fac. Rev. (BP Products) VRDO    1.20%         11/3/2003                          9,580              9,580
                                                                                                                        ----------
                                                                                                                           206,515
                                                                                                                        ----------
IOWA (0.4%)
Iowa Finance Auth. Rev. TOB VRDO                         1.12%         11/7/2003 ++                       6,045              6,045
Iowa Higher Educ. Loan Auth. Rev. Private College Fac.
  (Grinnell College Project) VRDO                        1.03%         11/7/2003                         25,000             25,000
Iowa State School Cash Anticipation Program              2.00%         6/18/2004 (4)                     13,000             13,083
                                                                                                                        ----------
                                                                                                                            44,128
                                                                                                                        ----------
KANSAS (1.7%)
Kansas Dev. Finance Auth. TOB VRDO                       1.12%         11/7/2003 ++                       5,365              5,365
Koch Industries TOB VRDO                                 1.30%         11/7/2003 (2)++                   97,635             97,635
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO 1.13%         11/7/2003                         34,000             34,000
Wichita KS Temporary Notes                               1.50%        11/20/2003                         45,000             45,014
Wichita KS Temporary Notes                               2.00%         2/19/2004                         28,310             28,401
                                                                                                                        ----------
                                                                                                                           210,415
                                                                                                                        ----------
KENTUCKY (1.8%)
Berea KY Educ. Fac. Rev. (Berea College) VRDO            1.15%         11/3/2003                         12,000             12,000
Jeffersontown KY Lease Program
  (Kentucky League of Cities Funding) VRDO               1.04%         11/7/2003 LOC                      5,000              5,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
  (Baptist Healthcare) VRDO                              1.05%         11/7/2003 (1)                     20,535             20,535
Kentucky Housing Corp.
Single Family Mortgage Rev. Draw Down TOB VRDO           1.11%         11/7/2003 ++                      11,160             11,160
Kentucky Housing Corp.
  Single Family Mortgage Rev. Draw Down TOB VRDO         1.17%         11/7/2003 ++                         465                465
Kentucky Housing Corp.
Single Family Mortgage Rev. Draw Down TOB VRDO           1.17%         11/7/2003 ++                      16,665             16,665
Kentucky Housing Corp.
  Single Family Mortgage Rev. Draw Down TOB VRDO         1.17%         11/7/2003 ++                      33,325             33,325
Kentucky Housing Corp.
Single Family Mortgage Rev. Draw Down TOB VRDO           1.17%         11/7/2003 ++                       6,240              6,240
Kentucky Property & Building Comm. Rev. TOB VRDO         1.11%         11/7/2003 (4)++                    5,900              5,900
Louisville & Jefferson County KY Metro. Sewer Dist. VRDO 1.05%         11/7/2003 (4)                     15,000             15,000
Louisville & Jefferson County KY Regional Airport Auth.
  Special Fac. (UPS Worldwide Forwarding) VRDO           1.15%         11/3/2003                         13,800             13,800
Louisville & Jefferson County KY TOB VRDO                1.12%         11/7/2003 (1)++                   15,000             15,000
Warren County KY Rev.
  (Western Kentucky Univ. Student Life) VRDO             1.05%         11/7/2003 LOC                     65,455             65,455
                                                                                                                        ----------

                                                                                                                           220,545
                                                                                                                        ----------

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Louisiana (0.1%)
Louisiana GO TOB VRDO                                    1.10%         11/7/2003 (2)++            $       5,305    $         5,305
Louisiana GO TOB VRDO                                    1.12%         11/7/2003 (3)++                    7,000              7,000
                                                                                                                        ----------
                                                                                                                            12,305
                                                                                                                        ----------
MAINE (0.1%)
Maine Health & Higher Educ. Fac. Auth. Rev.
  (Bowdoin College) VRDO                                 1.01%         11/7/2003 LOC                     12,170             12,170
                                                                                                                        ----------
MARYLAND (1.8%)
Baltimore County MD Metro. Dist. CP                      0.94%        12/12/2003                         30,900             30,900
Baltimore Mayor & City Council Maryland Consolidated
  Public Improvement Project Refunding VRDO              1.03%         11/7/2003 (3)                     17,000             17,000
Frederick County MD Consolidated Public Improvement VRDO 1.05%         11/7/2003                          2,795              2,795
Howard County MD Consolidated Public Improvement CP      0.90%        12/11/2003                         10,300             10,300
Howard County MD Consolidated Public Improvement CP      0.96%          2/6/2004                         18,000             18,000
Maryland Dept. of Housing & Community
  Dev. Mortgage Rev. Draw Down TOB VRDO                  1.11%         11/7/2003 ++                       9,105              9,105
Maryland Dept. of Housing & Community
Dev. Mortgage Rev. Draw Down TOB VRDO                    1.11%         11/7/2003 ++                      12,965             12,965
Maryland Dept. of Housing & Community
  Dev. Mortgage TOB VRDO                                 1.17%         11/7/2003 ++                      19,630             19,630
Maryland Dept. of Housing & Community Dev. TOB VRDO      1.15%         11/7/2003 ++                       3,775              3,775
Maryland GO TOB VRDO                                     1.08%         11/7/2003 ++                      40,531             40,531
Univ. of Maryland System
  Auxiliary Fac. & Tuition Rev. TOB VRDO                 1.11%         11/7/2003 ++                       7,073              7,073
Washington Suburban Sanitation Dist. Maryland VRDO       1.10%         11/7/2003                         48,700             48,700
Washington Suburban Sanitation Dist. Maryland VRDO       1.10%         11/7/2003                          5,000              5,000
                                                                                                                        ----------
                                                                                                                           225,774
                                                                                                                        ----------
MASSACHUSETTS (3.3%)
Massachusetts Dev. Finance Agency Rev.
  (Boston Univ.) VRDO                                    1.10%         11/7/2003 (10)                    11,200             11,200
Massachusetts GO BAN                                     1.75%         1/15/2004                         57,000             57,096
Massachusetts GO CP                                      0.95%        11/14/2003                         40,000             40,000
Massachusetts GO TOB VRDO                                1.10%         11/7/2003 (3)(4)++                 9,995              9,995
Massachusetts GO VRDO                                    1.15%         11/3/2003                          8,000              8,000
Massachusetts GO VRDO                                    1.15%         11/3/2003                            800                800
Massachusetts GO VRDO                                    1.05%         11/7/2003                         16,950             16,950
Massachusetts GO VRDO                                    1.15%         11/7/2003                        125,900            125,900
Massachusetts GO VRDO                                    1.15%         11/7/2003                         33,100             33,100
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Amherst College) PUT                                  0.88%          6/9/2004                         20,000             20,000
Massachusetts Housing Finance Agency
  Housing Rev. VRDO                                      1.00%         11/7/2003                         49,780             49,780
Massachusetts Water Resources Auth. CP                   0.90%         11/7/2003 LOC                     13,800             13,800
Massachusetts Water Resources Auth. Rev. VRDO            1.05%         11/7/2003 (2)                      9,780              9,780
Pembroke MA BAN                                          2.00%          8/5/2004                          8,000              8,059
                                                                                                                        ----------
                                                                                                                           404,460
                                                                                                                        ----------
MICHIGAN (5.0%)
Clarkston MI Community School TOB VRDO                   1.12%         11/7/2003 ++                       6,200              6,200
Detroit MI City School Dist. TOB VRDO                    1.12%         11/7/2003 (3)++                    3,715              3,715
Detroit MI Sewage Disposal System TOB VRDO               1.10%         11/7/2003 (4)++                   14,025             14,025

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Detroit MI Sewage Disposal System TOB VRDO               1.12%         11/7/2003 (4)++            $       4,580    $         4,580
Detroit MI Sewage Disposal System VRDO                   1.05%         11/7/2003 (3)                     21,300             21,300
Detroit MI Water Supply System TOB VRDO                  1.10%         11/7/2003 (1)++                   15,135             15,135
Detroit MI Water Supply System VRDO                      1.05%         11/7/2003 (1)                     54,000             54,000
Detroit MI Water Supply System VRDO                      1.05%         11/7/2003 (3)                     28,880             28,880
Huron Valley MI School Dist. TOB VRDO                    1.12%         11/7/2003 ++                      11,000             11,000
Michigan Building Auth. CP                               0.98%        12/11/2003 LOC                     30,300             30,300
Michigan Building Auth. Rev. TOB VRDO                    1.10%         11/7/2003 ++                       8,910              8,910
Michigan Building Auth. Rev. TOB VRDO                    1.11%         11/7/2003 (4)++                    9,635              9,635
Michigan Building Auth. Rev. VRDO                        1.03%         11/7/2003                         40,960             40,960
Michigan GAN TOB VRDO                                    1.10%         11/7/2003 ++                       4,445              4,445
Michigan GAN VRDO                                        1.05%         11/7/2003 (4)                     16,300             16,300
Michigan GAN VRDO                                        1.05%         11/7/2003 (4)                     33,100             33,100
Michigan GAN VRDO                                        1.05%         11/7/2003 (4)                     31,000             31,000
Michigan Higher Educ. Student Loan Auth. VRDO            1.12%         11/7/2003 (2)                     34,100             34,100
Michigan Housing Dev. Auth. Rev. VRDO                    1.07%         11/7/2003 (1)                     25,500             25,500
Michigan Housing Dev. Auth. Rev. VRDO                    1.10%         11/7/2003 (1)                     41,890             41,890
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund) TOB VRDO                  1.10%         11/7/2003 ++                       7,580              7,580
Michigan Muni. Bond Auth. TRAN                           2.00%         8/20/2004                         87,000             87,676
Michigan State Univ. Board of Trustees VRDO              1.15%         11/3/2003                          7,200              7,200
Oakland County MI Econ. Dev. Corp.
  (Cranbrook Educ. Comm.) VRDO                           1.15%         11/7/2003                          6,500              6,500
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO 1.03%         11/7/2003                          8,845              8,845
Univ. of Michigan Hosp. Rev. VRDO                        1.20%         11/3/2003                         10,000             10,000
Univ. of Michigan Hosp. Rev. VRDO                        1.20%         11/3/2003                          5,500              5,500
Univ. of Michigan Hosp. Rev. VRDO                        1.03%         11/7/2003                         37,400             37,400
Univ. of Michigan Univ. Rev. VRDO                        1.03%         11/7/2003                         22,100             22,100
                                                                                                                        ----------
                                                                                                                           627,776
                                                                                                                        ----------
MINNESOTA (1.6%)
Dakota County MN Community Dev. Auth.
  Single Family Mortgage Rev. TOB VRDO                   1.17%         11/7/2003 ++                       7,245              7,245
Minneapolis MN Rev. (Guthrie Theatre Project) VRDO       1.05%         11/7/2003 LOC                     20,000             20,000
Minneapolis St. Paul MN Housing Finance Board Rev. PUT   1.05%         10/1/2004                         22,000             22,000
Minneapolis St. Paul MN Housing Finance Board Rev. PUT   1.10%         10/1/2004                         14,000             14,000
Minneapolis St. Paul MN
 Housing Finance Board Rev. TOB VRDO                     1.15%         11/7/2003 ++                       3,610              3,610
Minneapolis St. Paul MN
  Housing Finance Board Rev. TOB VRDO                    1.20%         11/7/2003 ++                       4,895              4,895
Minnesota GO TOB VRDO                                    1.11%         11/7/2003 ++                       7,995              7,995
Minnesota GO TOB VRDO                                    1.12%         11/7/2003 ++                       3,680              3,680
Minnesota GO TOB VRDO                                    1.12%         11/7/2003 ++                       4,980              4,980
Minnesota Housing Finance Agency
  Residential Housing Finance VRDO                       1.10%         11/7/2003                          4,300              4,300
Minnesota Housing Finance Agency
  Residential Housing Finance VRDO                       1.10%         11/7/2003                         11,200             11,200
Regents of the Univ. of Minnesota GO VRDO                1.15%         11/7/2003                         86,700             86,700
Southern Minnesota Muni. Power Agency
  Power Supply System Rev. TOB VRDO                      1.10%         11/7/2003 (2)++                    7,715              7,715
                                                                                                                        ----------
                                                                                                                           198,320
                                                                                                                        ----------

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI (0.2%)
Mississippi GO TOB VRDO                                  1.11%         11/7/2003 ++               $      12,515    $        12,515
Mississippi GO TOB VRDO                                  1.11%         11/7/2003 (4)++                    9,200              9,200
Mississippi GO TOB VRDO                                  1.12%         11/7/2003 (3)++                    4,000              4,000
Mississippi GO TOB VRDO                                  1.12%         11/7/2003 (3)++                    4,385              4,385
                                                                                                                        ----------
                                                                                                                            30,100
                                                                                                                        ----------
MISSOURI (1.8%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO  1.12%         11/3/2003                          6,400              6,400
Curators of the Univ. of Missouri System Fac. Rev. VRDO  1.12%         11/3/2003                         30,900             30,900
Missouri Board Public Building
  Special Obligation Rev. TOB VRDO                       1.14%         11/7/2003 ++                       9,290              9,290
Missouri Building GO TOB VRDO                            1.11%         11/7/2003 ++                      10,653             10,653
Missouri Environmental Improvement & Energy Resource
Auth. Water PCR (Clean Water SRF Program) TOB VRDO       1.10%         11/7/2003 ++                       7,600              7,600
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO             1.10%         11/7/2003                         11,100             11,100
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO             1.10%         11/7/2003                         12,000             12,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO             1.10%         11/7/2003                         13,350             13,350
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO             1.10%         11/7/2003                         13,350             13,350
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Sisters of Mercy Health Care System) VRDO             1.10%         11/7/2003                         19,900             19,900
Missouri Health & Educ. Fac. Auth. Rev.
  (Washington Univ.) VRDO                                1.12%         11/7/2003                          9,900              9,900
Missouri Health & Educ. Fac. Auth. Rev.
  (Medical Research Fac.-Stowers Institute) VRDO         1.05%         11/7/2003 (1)                     74,000             74,000
Missouri Housing Dev. Corp.
  Single Family Mortgage Rev. TOB VRDO                   1.15%         11/7/2003 ++                       5,775              5,775
Missouri Housing Dev. Corp.
  Single Family Mortgage Rev. TOB VRDO                   1.17%         11/7/2003 ++                       5,290              5,290
                                                                                                                        ----------
                                                                                                                           229,508
                                                                                                                        ----------
NEBRASKA (0.8%)
Nebraska Higher Educ. Loan Program VRDO                  1.15%         11/7/2003 (1)++                   24,700             24,700
Nebraska Higher Educ. Loan Program VRDO                  1.15%         11/7/2003 (1)++                   27,675             27,675
Nebraska Higher Educ. Loan Program VRDO                  1.15%         11/7/2003 (1)++                   24,280             24,280
Nebraska Higher Educ. Loan Program VRDO                  1.15%         11/7/2003 (1)++                   20,575             20,575
                                                                                                                        ----------
                                                                                                                            97,230
                                                                                                                        ----------
NEVADA (0.3%)
Clark County NV Airport System Rev. TOB VRDO             1.11%         11/7/2003 (3)++                   10,095             10,095
Clark County NV Flood Control CP                         0.95%         1/22/2004                          6,500              6,500
Clark County NV Flood Control CP                         0.95%          2/2/2004                          6,500              6,500
Clark County NV GO TOB VRDO                              1.11%         11/7/2003 (3)++                    4,000              4,000
Nevada TOB VRDO                                          1.10%         11/7/2003 ++                       5,125              5,125
                                                                                                                        ----------
                                                                                                                            32,220
                                                                                                                        ----------
NEW HAMPSHIRE (0.3%)
Manchester NH School Fac. Rev. TOB VRDO                  1.12%         11/7/2003 (1)++                    6,055              6,055
New Hampshire Health & Educ. Fac. Auth. Rev.
  (St. Paul's School) VRDO                               1.10%         11/7/2003                         34,080             34,080
                                                                                                                        ----------
                                                                                                                            40,135
                                                                                                                        ----------

                                       11
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY (2.6%)
Middlesex County NJ BAN                                  1.40%         6/24/2004                  $      43,534    $        43,622
Morris County NJ BAN                                     1.50%         6/23/2004                         11,452             11,484
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.  5.80%          7/1/2004 (1)(Prere.)             17,800             18,713
New Jersey Housing & Mortgage Finance Agency
  Single Family Rev.                                     1.05%         10/1/2004                          6,900              6,900
New Jersey Housing & Mortgage Finance Agency
  Single Family Rev.                                     1.10%         10/1/2004                          5,000              5,000
New Jersey TRAN                                          2.00%         6/25/2004                        217,000            218,338
Ridgewood NJ BAN                                         1.20%          7/2/2004                         16,227             16,238
                                                                                                                        ----------
                                                                                                                           320,295
                                                                                                                        ----------
NEW MEXICO (0.7%)
Hurley NM PCR (Kennecott Santa Fe Corp. Project
  British Petroleum) VRDO                                1.15%         11/3/2003                          5,050              5,050
New Mexico Mortgage Finance Auth.
  Single Family Mortgage Draw Down TOB VRDO              1.17%         11/7/2003 ++                       5,225              5,225
New Mexico Mortgage Finance Auth.
  Single Family Mortgage TOB VRDO                        1.15%         11/7/2003 ++                       3,745              3,745
New Mexico Mortgage Finance Auth.
  Single Family Mortgage TOB VRDO                        1.17%         11/7/2003 ++                       2,140              2,140
New Mexico Mortgage Finance Auth.
  Single Family Mortgage TOB VRDO                        1.17%         11/7/2003 ++                       1,620              1,620
New Mexico TRAN                                          2.00%         6/30/2004                         10,000             10,067
Univ. of New Mexico Univ. Rev. VRDO                      1.05%         11/7/2003                         12,000             12,000
Univ. of New Mexico Univ. Rev. VRDO                      1.05%         11/7/2003                         19,500             19,500
Univ. of New Mexico Univ. Rev. VRDO                      1.08%         11/7/2003                         22,700             22,700
                                                                                                                        ----------
                                                                                                                            82,047
                                                                                                                        ----------
NEW YORK (3.0%)
Metro. New York Transp. Auth. Rev. TOB VRDO              1.10%         11/7/2003 (3)++                   22,320             22,320
New York City NY Muni. Water Finance Auth.
  Water & Sewer System CP                                0.90%        12/11/2003                         33,700             33,700
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.15%         11/3/2003                          8,000              8,000
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.17%         11/3/2003 (3)                     11,200             11,200
New York City NY RAN                                     2.00%         4/15/2004                         98,000             98,468
New York City NY Transitional Finance Auth. Rev.
  TOB VRDO                                               1.08%         11/7/2003 ++                      12,175             12,175
New York City NY Transitional Finance Auth. Rev. VRDO    1.12%         11/3/2003                          5,350              5,350
New York City NY Transitional Finance Auth. Rev. VRDO    1.15%         11/3/2003                         20,750             20,750
New York City NY Transitional Finance Auth. Rev. VRDO    1.02%         11/7/2003                          2,600              2,600
New York City NY Transitional Finance Auth. Rev. VRDO    1.03%         11/7/2003                         27,550             27,550
New York State Dormitory Auth. Rev. (City Univ.)         6.25%          7/1/2004 (2)                      6,570              6,794
New York State Dormitory Auth. Rev.
  (Mental Health Services) VRDO                          1.10%         11/7/2003                         35,200             35,200
New York State Dormitory Auth. Rev. (State Univ.)        6.00%          7/1/2004 (2)                      4,000              4,131
New York State Thruway Auth. Rev. CP                     0.90%         11/7/2003                         68,750             68,750
Triborough Bridge & Tunnel Auth. New York Rev.
  TOB VRDO                                               1.08%         11/7/2003 ++                      16,350             16,350
                                                                                                                        ----------

                                                                                                                           373,338
                                                                                                                        ----------

                                       12
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA (2.0%)
Charlotte NC Water & Sewer System Rev. VRDO              1.03%         11/7/2003                  $      33,410    $        33,410
Charlotte NC Water & Sewer System Rev. VRDO              1.05%         11/7/2003                         41,000             41,000
Mecklenburg County NC GO VRDO                            1.05%         11/7/2003                          8,200              8,200
Mecklenburg County NC GO VRDO                            1.05%         11/7/2003                          8,200              8,200
Mecklenburg County NC GO VRDO                            1.05%         11/7/2003                          9,000              9,000
Mecklenburg County NC GO VRDO                            1.05%         11/7/2003                          7,000              7,000
Mecklenburg County NC GO VRDO                            1.05%         11/7/2003                          7,000              7,000
Mecklenburg County NC GO VRDO                            1.05%         11/7/2003                         10,000             10,000
Mecklenburg County NC GO VRDO                            1.05%         11/7/2003                          5,000              5,000
Mecklenburg County NC GO VRDO                            1.05%         11/7/2003                          7,000              7,000
Mecklenburg County NC GO VRDO                            1.05%         11/7/2003                          8,200              8,200
North Carolina Capital Fac. Finance Agency
  (YMCA of Greater Winston-Salem) VRDO                   1.05%         11/7/2003 LOC                     14,735             14,735
North Carolina Medical Care Comm. Hosp.
  (Moses H. Cone Memorial Hosp.) VRDO                    1.05%         11/7/2003                         47,700             47,700
North Carolina State Univ. NC Raleigh
  (Board of Governors of the Univ. of NC) VRDO           1.00%         11/7/2003                         20,000             20,000
Winston-Salem NC Water & Sewer System Rev. VRDO          1.05%         11/7/2003                         20,000             20,000
Winston-Salem NC Water & Sewer System Rev. VRDO          1.13%         11/7/2003                          5,000              5,000
                                                                                                                        ----------
                                                                                                                           251,445
                                                                                                                        ----------
OHIO (1.1%)
Cleveland OH Airport System Rev. VRDO                    1.05%         11/7/2003 (4)                     27,200             27,200
Cleveland OH Water Works Rev.                            6.00%          1/1/2004 (1)                      6,855              6,909
Cuyahoga County OH Econ. Dev.
  (Cleveland Orchestra) VRDO                             1.20%         11/3/2003 LOC                      8,095              8,095
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO   1.10%         11/7/2003 LOC                     13,240             13,240
Hamilton OH Electric System Rev. VRDO                    1.05%         11/7/2003 (4)                     13,290             13,290
Montgomery County OH Rev.
  (Catholic Health Initiatives) VRDO                     1.05%         11/7/2003                         19,950             19,950
Ohio GO VRDO                                             1.05%         11/7/2003                          1,500              1,500
Ohio Higher Educ. Fac. Comm. Rev.
  (Case Western Reserve Univ.) CP                        0.88%         11/3/2003                          6,000              6,000
Ohio Housing Finance Agency Mortgage Rev. VRDO           1.08%         11/7/2003                          3,860              3,860
Ohio Housing Finance Agency Mortgage Rev. VRDO           1.15%         11/7/2003                          3,975              3,975
Ohio Housing Finance Agency Mortgage Rev. VRDO           1.15%         11/7/2003                          9,750              9,750
Ohio PCR (Sohio Air British Petroleum Co.) VRDO          1.12%         11/3/2003                          4,400              4,400
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO   1.20%         11/3/2003                          7,400              7,400
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO   1.20%         11/3/2003                          6,200              6,200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO   1.20%         11/3/2003                          5,800              5,800
Ohio State Univ. General Receipts Rev. VRDO              1.05%         11/7/2003                          5,200              5,200
                                                                                                                        ----------
                                                                                                                           142,769
                                                                                                                        ----------
OKLAHOMA (0.4%)
Oklahoma State Water Resource Board State Loan PUT       0.95%          3/1/2004                         20,000             20,000
Oklahoma State Water Resource Board State Loan PUT       1.00%          4/1/2004                         15,000             15,000
Oklahoma Student Loan Auth. VRDO                         1.10%         11/7/2003 (1)                     10,000             10,000
                                                                                                                        ----------
                                                                                                                            45,000
                                                                                                                        ----------
OREGON (1.6%)
Oregon GO VRDO                                           0.98%         11/7/2003                         16,150             16,150
Oregon GO VRDO                                           0.98%         11/7/2003                         24,350             24,350

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
  (Peacehealth) VRDO                                     1.10%         11/7/2003 LOC              $      11,625     $       11,625
Oregon Housing & Community Service Dept.
  Single Family Mortgage Rev.                            1.30%        12/23/2003                          9,000              9,000
Oregon Housing & Community Service Dept.
  Single Family Mortgage Rev.                            1.03%          1/1/2004                         36,640             36,635
Oregon Housing & Community Service Dept.
  Single Family Mortgage Rev.                            1.10%          8/1/2004                         27,795             27,796
Oregon TAN                                               2.25%        11/15/2004                         71,000             71,861
Portland OR Econ. Dev. (Broadway Project) VRDO           1.09%         11/7/2003 (2)                      6,275              6,275
                                                                                                                        ----------
                                                                                                                           203,692
                                                                                                                        ----------
PENNSYLVANIA (4.2%)
Berks County PA IDA (Lutheran Health Care) VRDO          1.05%         11/7/2003 (2)                      8,700              8,700
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO              1.12%         11/3/2003                          6,800              6,800
Montgomery County PA IDA PCR
  (Exelon Generation Co.) CP                             0.90%         12/3/2003 LOC                     12,000             12,000
Northampton County PA General Purpose Auth. Univ. Rev.
  (Lehigh Univ.) VRDO                                    1.08%         11/7/2003                          4,000              4,000
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.05%         11/7/2003 (2)                     39,300             39,300
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.05%         11/7/2003 (2)                     27,900             27,900
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.05%         11/7/2003 (2)                     51,100             51,100
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.05%         11/7/2003 (2)                      5,500              5,500
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.07%         11/7/2003 (2)                     13,500             13,500
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.07%         11/7/2003 (2)                     28,800             28,800
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.07%         11/7/2003 (4)                     41,000             41,000
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.10%         11/7/2003 (4)                     30,000             30,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pennsylvania Health System
  Obligated Group) VRDO                                  1.10%         11/7/2003 LOC                      8,600              8,600
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pennsylvania Health System
  Obligated Group) VRDO                                  1.10%         11/7/2003 LOC                     15,000             15,000
Pennsylvania State Univ. Rev. VRDO                       1.04%         11/7/2003                         25,000             25,000
Pennsylvania Turnpike Comm. Rev. VRDO                    1.00%         11/7/2003                         35,000             35,000
Pennsylvania Turnpike Comm. Rev. VRDO                    1.05%         11/7/2003                          9,290              9,290
Pennsylvania Turnpike Comm. Rev. VRDO                    1.05%         11/7/2003                         24,500             24,500
Philadelphia PA Auth. IDR
  (Regional Performing Arts Center Project) VRDO         1.00%         11/7/2003 LOC                     14,650             14,650
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO                1.12%         11/3/2003 (1)                     16,700             16,700
Philadelphia PA Water & Waste Water Rev. VRDO            1.11%         11/7/2003 (4)                     24,300             24,300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      6,800              6,800


                                       14
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)              $         400    $           400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      8,700              8,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      6,200              6,200
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      2,700              2,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      2,000              2,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      2,100              2,100
Southcentral Pennsylvania General Auth. Rev. VRDO        1.13%         11/7/2003 (2)                      5,335              5,335
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project) VRDO 1.10%         11/7/2003                          5,000              5,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project) VRDO 1.10%         11/7/2003                          5,000              5,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO   1.10%         11/7/2003                          4,000              4,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO   1.10%         11/7/2003                          5,000              5,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project) VRDO 1.10%         11/7/2003                          8,960              8,960
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO   1.10%         11/7/2003                          5,000              5,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project) VRDO 1.10%         11/7/2003                          5,000              5,000
Washington County PA Higher Educ.
  (Pooled Equipment Lease Program) VRDO                  1.15%         11/7/2003 LOC                      6,150              6,150
                                                                                                                        ----------
                                                                                                                           519,985
                                                                                                                        ----------
RHODE ISLAND
  Rhode Island Housing & Mortgage Finance Corp.
  Rev. TOB VRDO                                          1.15%         11/7/2003 (4)++                    5,995              5,995
                                                                                                                        ----------
SOUTH CAROLINA (0.4%)
Berkeley County SC Exempt Fac. Ind.
  (Amoco Chemical Co.) VRDO                              1.20%         11/3/2003                         21,400             21,400
South Carolina Public Service Auth. Rev. CP              0.90%         11/7/2003                         17,279             17,279
South Carolina Public Service Auth. Rev. TOB VRDO        1.12%         11/7/2003 (4)++                   10,000             10,000
                                                                                                                        ----------
                                                                                                                            48,679
                                                                                                                        ----------
SOUTH DAKOTA (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev.
  (Sioux Valley Hosp. & Health System) VRDO              1.15%         11/7/2003 LOC                     17,090             17,090
South Dakota Housing Dev. Auth.
  Homeownership Mortgage Rev. TOB VRDO                   1.15%         11/7/2003 ++                       2,110              2,110
South Dakota Housing Dev. Auth.
  Single Family Mortgage Draw Down TOB VRDO              1.11%         11/7/2003 ++                       8,530              8,530
South Dakota Housing Dev. Auth.
Single Family Mortgage TOB VRDO                          1.17%         11/7/2003 ++                       2,120              2,120
South Dakota Housing Dev. Auth. TOB VRDO                 1.10%         11/7/2003 ++                       7,795              7,795
                                                                                                                        ----------
                                                                                                                            37,645
                                                                                                                        ----------

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE (2.4%)
Chattanooga TN Health, Educ., & Housing Fac.
  Board Rev. VRDO                                        1.05%         11/7/2003 LOC              $      60,140    $        60,140
Knox County TN Public Improvement TOB VRDO               1.10%         11/7/2003 ++                       8,485              8,485
Knox County TN Public Improvement TOB VRDO               1.11%         11/7/2003 ++                      29,625             29,625
Memphis TN CP                                            1.00%         1/13/2004                         10,000             10,000
Metro. Govt. of Nashville & Davidson County TN CP        0.95%         12/3/2003                          7,500              7,500
Metro. Govt. of Nashville & Davidson County TN CP        0.95%         3/18/2004                          5,000              5,000
Metro. Govt. of Nashville & Davidson County TN
  Health & Educ. Fac. (Vanderbilt Univ.) VRDO            1.15%         11/3/2003                          5,220              5,220
Metro. Govt. of Nashville & Davidson County TN Ind.
  Dev. Board (Country Music Hall of Fame) VRDO           1.05%         11/7/2003 LOC                     13,700             13,700
Metro. Govt. of Nashville TN Airport Auth.
  Improvement Refunding VRDO                             1.05%         11/7/2003 (3)LOC                  36,100             36,100
Montgomery County TN Public Building Auth. Pooled
  Financial Rev. (Tennessee County Loan Pool) VRDO       1.15%         11/3/2003 LOC                     10,900             10,900
Shelby County TN GO CP                                   0.95%         12/9/2003                         22,000             22,000
Shelby County TN GO TOB VRDO                             1.11%         11/7/2003                          5,000              5,000
Shelby County TN GO VRDO                                 1.05%         11/7/2003                         16,900             16,900
Shelby County TN GO VRDO                                 1.10%         11/7/2003 (1)++                    7,015              7,015
Shelby County TN TAN                                     2.00%         6/30/2004                         33,000             33,227
Sumner County TN Capital Outlay VRDO                     1.05%         11/7/2003 LOC                     13,000             13,000
Sumner County TN Capital Outlay VRDO                     1.05%         11/7/2003 LOC                     20,000             20,000
                                                                                                                        ----------
                                                                                                                           303,812
                                                                                                                        ----------
TEXAS (12.8%)
Austin TX Combined Util. System Rev.                     5.75%        11/15/2003 (4)                      6,850              6,862
Austin TX Electric Util. System Rev. TOB VRDO            1.12%         11/7/2003 (1)++                    4,830              4,830
Austin TX Public Improvement GO TOB VRDO                 1.10%         11/7/2003 ++                       8,880              8,880
Austin TX Public Improvement GO TOB VRDO                 1.11%         11/7/2003 (Prere.)++               6,195              6,195
Board of Regents of the Univ. of Texas System
  Permanent Univ. Fund CP                                0.90%         11/7/2003                          8,000              8,000
Board of Regents of the Univ. of Texas System
  Permanent Univ. Fund CP                                0.90%        11/10/2003                         25,000             25,000
Board of Regents of the Univ. of Texas System
  Rev. Financing System TOB VRDO                         1.11%         11/7/2003 ++                      10,215             10,215
Board of Regents of the Univ. of Texas System
  Rev. Financing System VRDO                             1.05%         11/7/2003                         13,365             13,365
Cypress-Fairbanks TX Independent School
  Dist. TOB VRDO                                         1.12%         11/7/2003 ++                      11,880             11,880
Cypress-Fairbanks TX Independent School
  Dist. Unlimited Tax Schoolhouse TOB VRDO               1.10%         11/7/2003 ++                       7,915              7,915
Cypress-Fairbanks TX Independent School
Dist. Unlimited Tax Schoolhouse TOB VRDO                 1.12%         11/7/2003 ++                       2,000              2,000
Dallas TX Area Rapid Transit TOB VRDO                    1.10%         11/7/2003 (3)++                    5,260              5,260
Dallas TX Area Rapid Transit TOB VRDO                    1.12%         11/7/2003 (2)++                    6,000              6,000
Dallas TX GO TOB VRDO                                    1.10%         11/7/2003 ++                      15,445             15,445
Dallas TX Independent School Dist. GO                    1.75%         2/15/2004                         10,000             10,025
Dallas TX Independent School Dist. GO                    2.00%         8/15/2004                         21,580             21,747
Dallas TX Rapid Transit Tax TOB VRDO                     1.11%         11/7/2003 (2)++                    9,920              9,920
Dallas TX Waterworks & Sewer System Rev. TOB VRDO        1.12%         11/7/2003 ++                      19,085             19,085

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (Learjet Inc.) VRDO             1.15%         11/7/2003 LOC              $      16,110    $        16,110
Dallas-Fort Worth TX International Airport Rev. VRDO     1.17%         11/7/2003 (4)++                   10,500             10,500
Fort Worth TX GO                                         4.00%          3/1/2004                          5,500              5,554
Frisco TX TOB VRDO                                       1.10%         11/7/2003 (4)++                    4,170              4,170
Greater East Texas Higher Educ. Auth.
  Student Loan Rev. VRDO                                 1.10%         11/7/2003 LOC++                   11,000             11,000
Greater East Texas Higher Educ. Auth.
  Student Loan Rev. VRDO                                 1.10%         11/7/2003 LOC++                   10,000             10,000
Greater East Texas Higher Educ. Auth.
  Student Loan Rev. VRDO                                 1.10%         11/7/2003 LOC++                   39,500             39,500
Greater East Texas Higher Educ. Auth.
  Student Loan Rev. VRDO                                 1.10%         11/7/2003 LOC++                    9,600              9,600
Gulf Coast TX IDA Marine Terminal
  (Amoco Oil Co.) VRDO                                   1.20%         11/3/2003                         12,200             12,200
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                                   1.20%         11/3/2003                          4,000              4,000
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                                   1.20%         11/3/2003                         29,750             29,750
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                                   1.20%         11/3/2003                         14,400             14,400
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                                   1.20%         11/3/2003                         34,600             34,600
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                                   1.20%         11/3/2003                         18,500             18,500
Gulf Coast TX Waste Disposal Auth. PCR
  (BP Products North America Project) VRDO               1.20%         11/3/2003                          4,000              4,000
Harris County TX GO CP                                   0.95%         11/3/2003                          5,827              5,827
Harris County TX GO TOB VRDO                             1.12%         11/7/2003 (4)++                    7,230              7,230
Harris County TX Health Fac. Dev. Corp. Rev.
  (Methodist Hosp.) VRDO                                 1.12%         11/3/2003                         74,800             74,800
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) TOB VRDO                  1.11%         11/7/2003 ++                       4,245              4,245
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) TOB VRDO                  1.12%         11/7/2003 ++                       5,500              5,500
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) VRDO                      1.12%         11/3/2003                        107,620            107,620
Harris County TX Health Fac. Dev. Corp. Rev.
  (Young Men's Christian Assoc. of Greater Houston) VRDO 1.12%         11/3/2003 LOC                     27,350             27,350
Harris County TX Permanent Improvement & Refunding
  TOB VRDO                                               1.10%         11/7/2003 ++                       6,080              6,080
Houston TX Airport System Rev. TOB VRDO                  1.11%         11/7/2003 (4)++                    3,000              3,000
Houston TX GO CP                                         0.96%          2/6/2004                         10,000             10,000
Houston TX GO CP                                         0.96%          2/6/2004                          5,000              5,000
Houston TX GO Public Improvement TOB VRDO                1.10%         11/7/2003 (4)++                    4,000              4,000
Houston TX GO TOB PUT                                    1.10%         4/22/2004 (1)++                    4,000              4,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP    0.90%        12/12/2003                          7,200              7,200
Houston TX Independent School Dist. GO TOB VRDO          1.12%         11/7/2003 (4)++                   19,205             19,205
Houston TX Water & Sewer CP                              1.03%         1/26/2004                         35,000             35,000
Houston TX Water & Sewer System Rev. TOB VRDO            1.11%         11/7/2003 (1)++                    9,995              9,995
Houston TX Water & Sewer System Rev. TOB VRDO            1.12%         11/7/2003 (4)++                   25,000             25,000

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Humble TX Independent School Dist. School Building VRDO  1.05%         11/7/2003                  $      15,000    $        15,000
Judson TX Independent School Dist. TOB VRDO              1.12%         11/7/2003 ++                       6,305              6,305
Katy TX Independent School Dist. TOB VRDO                1.12%         11/7/2003 ++                       5,420              5,420
Klein TX Independent School Dist.
  Unlimited Tax Schoolhouse VRDO                         1.10%         11/7/2003 ++                       5,590              5,590
Laredo TX Independent School Dist.
  Unlimited Tax School Building & Refunding TOB VRDO     1.11%         11/7/2003 ++                      18,905             18,905
Mansfield TX Independent School Dist. TOB VRDO           1.12%         11/7/2003 ++                      10,085             10,085
Mesquite TX Independent School Dist. School Building VRDO1.05%         11/7/2003                         12,000             12,000
North Texas Higher Educ. Auth. Student Loan VRDO         1.10%         11/7/2003 LOC                     18,080             18,080
North Texas Higher Educ. Auth. Student Loan VRDO         1.10%         11/7/2003 LOC                     18,000             18,000
North Texas Higher Educ. Auth. Student Loan VRDO         1.10%         11/7/2003 LOC                     22,840             22,840
North Texas Higher Educ. Auth. Student Loan VRDO         1.10%         11/7/2003 LOC                     18,000             18,000
North Texas Tollway Auth. (Dallas North Tollway)
  System Rev. TOB VRDO                                   1.12%         11/7/2003 (2)++                    6,825              6,825
Northside TX Independent School Dist. GO                 1.02%         6/15/2004                         30,000             30,000
Northside TX Independent School Dist. GO TOB VRDO        1.12%         11/7/2003 ++                      15,000             15,000
Plano TX Independent School Dist. Unlimited Tax School
  Building Bonds (Collin County TX) TOB VRDO             1.10%         11/7/2003 ++                       7,600              7,600
Plano TX Independent School Dist. Unlimited Tax School
  Building Bonds (Collin County TX) TOB VRDO             1.10%         11/7/2003 ++                       7,335              7,335
Red River TX Auth. PCR
  (Southwestern Public Service) VRDO                     1.05%         11/7/2003 (2)                     20,000             20,000
San Antonio TX Electric & Gas Rev. CP                    0.90%         11/6/2003                         10,500             10,500
San Antonio TX Electric & Gas Rev. CP                    0.98%        12/11/2003                         30,000             30,000
San Antonio TX Electric & Gas Rev. VRDO                  1.15%         11/7/2003                         30,000             30,000
San Antonio TX Independent School Dist. GO TOB VRDO      1.12%         11/7/2003 ++                      17,710             17,710
Southwest Texas Higher Educ. Auth. Inc.
  (Southern Methodist Univ.) VRDO                        1.03%         11/7/2003 LOC                      7,200              7,200
Southwest Texas Higher Educ. Auth. Inc.
  (Southern Methodist Univ.) VRDO                        1.03%         11/7/2003 LOC                     21,200             21,200
Spring Branch TX Independent School Dist. GO TOB VRDO    1.10%         11/7/2003 ++                       6,295              6,295
Texas A & M Univ. System Rev. Financing Bonds TOB VRDO   1.10%         11/7/2003 (Prere.)++               5,635              5,635
Texas A & M Univ. System Rev. Financing Bonds TOB VRDO   1.12%         11/7/2003 ++                       5,000              5,000
Texas GO Veterans Housing Assistance
  Program Fund II VRDO                                   1.10%         11/7/2003                          5,000              5,000
Texas State Univ. System TOB VRDO                        1.12%         11/7/2003 (4)++                   12,170             12,170
Texas TRAN                                               2.00%         8/31/2004                        173,500            174,679
Texas Turnpike Auth. Central Texas Turnpike
  System Rev. TOB VRDO                                   1.12%         11/7/2003 (2)++                   12,000             12,000
Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO                                     1.12%         11/7/2003 (2)++                    5,995              5,995
Texas Water Dev. Board Rev. TOB VRDO                     1.11%         11/7/2003 ++                       7,395              7,395
Texas Water Dev. Board Rev. TOB VRDO                     1.11%         11/7/2003 ++                       7,700              7,700
Texas Water Dev. Board Rev. TOB VRDO                     1.11%         11/7/2003 ++                       5,000              5,000
Texas Water Dev. Board Rev. VRDO                         1.15%         11/3/2003                         15,130             15,130
Trinity River Auth. Texas Regional Wastewater
  Rev. TOB VRDO                                          1.10%         11/7/2003 (1)++                    5,825              5,825
Univ. of Texas Permanent Univ. Fund Rev. CP              0.90%        12/16/2003                         50,000             50,001
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO          1.10%         11/7/2003 (10)                   139,500            139,500
                                                                                                                        ----------
                                                                                                                         1,588,480
                                                                                                                        ----------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
UTAH (1.3%)
Central Utah Water Conservancy Dist. VRDO                1.03%         11/7/2003 (2)              $       6,445    $         6,445
Central Utah Water Conservancy Dist. VRDO                1.03%         11/7/2003 (2)                     18,600             18,600
Intermountain Power Agency Utah Power Supply Rev. PUT    0.92%         3/15/2004 (2)                     16,750             16,750
Intermountain Power Agency Utah TOB VRDO                 1.12%         11/7/2003 (1)++                   13,735             13,735
Intermountain Power Agency Utah TOB VRDO                 1.12%         11/7/2003 (1)++                   14,600             14,600
Utah GO TOB VRDO                                         1.12%         11/7/2003 ++                       3,000              3,000
Utah Housing Corp. Single Family Mortgage Rev. VRDO      1.15%         11/7/2003                         35,500             35,500
Utah Housing Corp. Single Family Mortgage Rev. VRDO      1.15%         11/7/2003                         16,500             16,500
Utah Housing Corp. Single Family Mortgage Rev. VRDO      1.15%         11/7/2003                         14,795             14,795
Utah Housing Finance Auth.
  (Single Family Mortgage) TOB VRDO                      1.10%         11/7/2003 ++                       4,390              4,390
Utah Housing Finance Auth.
  (Single Family Mortgage) VRDO                          1.15%         11/7/2003                          8,990              8,990
Weber County UT Hosp. Rev.
  (IHC Health Services) VRDO                             1.08%         11/7/2003                          7,500              7,500
                                                                                                                        ----------
                                                                                                                           160,805
                                                                                                                        ----------

VIRGINIA (0.9%)
Fairfax County VA Public Improvement GO TOB VRDO         1.12%         11/7/2003 ++                       6,800              6,800
Montgomery County VA IDA
  (Virginia Tech Foundation) VRDO                        1.05%         11/7/2003 LOC                     20,510             20,510
Richmond VA GO TOB VRDO                                  1.10%         11/7/2003 (4)++                   13,445             13,445
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO  1.10%         11/3/2003                          5,100              5,100
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO  1.15%         11/3/2003                          4,400              4,400
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO  1.16%         11/3/2003                         21,900             21,900
Univ. of Virginia TOB VRDO                               1.12%         11/7/2003 ++                       3,300              3,300
Univ. of Virginia TOB VRDO                               1.14%         11/7/2003 ++                       4,765              4,765
Virginia College Building Auth. Educ. Fac. Rev.
  (Public Higher Educ. Financing Program) TOB VRDO       1.10%         11/7/2003 ++                      11,865             11,865
Virginia GO                                              2.50%          6/1/2004                         11,285             11,388
Virginia Public School Auth. Rev. TOB VRDO               1.12%         11/7/2003 (4)++                   10,065             10,065
                                                                                                                        ----------
                                                                                                                           113,538
                                                                                                                        ----------

WASHINGTON (2.0%)
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO   1.15%         11/7/2003                          6,400              6,400
Grant County WA Public Util. Dist. No. 002 TOB VRDO      1.10%         11/7/2003 (4)++                   15,345             15,345
King County WA (Snoqualmie Valley School Dist.)
  TOB VRDO                                               1.10%         11/7/2003 (4)++                   10,235             10,235
King County WA GO TOB VRDO                               1.12%         11/7/2003 (4)++                    5,345              5,345
King County WA GO TOB VRDO                               1.12%         11/7/2003 (1)++                    7,495              7,495
Port Bellingham WA Ind. Dev. Corp. Environmental Fac.
  (BP Amoco West Coast LLC) VRDO                         1.20%         11/3/2003                          3,300              3,300
Port of Seattle WA Rev. TOB VRDO                         1.11%         11/7/2003 (1)++                   10,000             10,000
Port of Seattle WA Rev. TOB VRDO                         1.15%         11/7/2003 LOC++                    2,315              2,315
Port of Seattle WA Rev. TOB VRDO                         1.15%         11/7/2003 (3)++                    4,430              4,430
Port of Seattle WA Rev. TOB VRDO                         1.15%         11/7/2003 (1)++                    5,255              5,255
Port of Tacoma WA TOB VRDO                               1.12%         11/7/2003 (2)++                    9,140              9,140
Seattle WA Muni. Light & Power Rev. RAN                  2.50%        11/21/2003                         17,000             17,009
Seattle WA Water System Rev. TOB VRDO                    1.10%         11/7/2003 (1)++                    5,000              5,000
Seattle WA Water System Rev. TOB VRDO                    1.12%         11/7/2003 (1)++                    4,995              4,995
Snohomish County WA Public Util. Dist. TOB VRDO          1.12%         11/7/2003 (4)                      5,445              5,445
Snohomish County WA TOB VRDO                             1.12%         11/7/2003 (1)++                    4,950              4,950

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
TAX-EXEMPT MONEY MARKET FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Snohomish County WA TOB VRDO                             1.14%         11/7/2003 (1)++            $       4,500    $         4,500
Tacoma WA Sewer TOB VRDO                                 1.11%         11/7/2003 (3)++                   10,625             10,625
Washington GO TOB VRDO                                   1.10%         11/7/2003 (1)++                   15,840             15,840
Washington GO TOB VRDO                                   1.10%         11/7/2003 (1)++                   10,560             10,560
Washington GO TOB VRDO                                   1.10%         11/7/2003 (1)++                    4,430              4,430
Washington GO TOB VRDO                                   1.10%         11/7/2003 (3)++                    9,510              9,510
Washington GO TOB VRDO                                   1.10%         11/7/2003 (3)++                   12,820             12,820
Washington GO TOB VRDO                                   1.13%         11/7/2003 (3)++                    4,775              4,775
Washington Health Care Fac. Auth.
  (Catholic Health Initiatives) VRDO                     1.10%         11/7/2003                         22,000             22,000
Washington Higher Educ. Fac. Auth.
  (Seattle Paci?c Univ.) VRDO                            1.00%         11/7/2003 LOC                     11,600             11,600
Washington Housing Finance Comm.
  Single Family Mortgage Draw Down Rev. TOB VRDO         1.17%         11/7/2003 ++                       5,960              5,960
Washington Housing Finance Comm.
  Single Family Mortgage Rev. TOB VRDO                   1.17%         11/7/2003 ++                       7,615              7,615
Washington Housing Finance Comm.
  Single Family Program TOB VRDO                         1.17%         11/7/2003 ++                      14,295             14,295
                                                                                                                       -----------
                                                                                                                           251,189
                                                                                                                       -----------

WEST VIRGINIA (0.5%)
Putnam County WV Solid Waste Disposal Rev.
  (Toyota Manufacturing Corp.) VRDO                      1.10%         11/7/2003                         16,700             16,700
Putnam County WV Solid Waste Disposal Rev.
  (Toyota Manufacturing Corp.) VRDO                      1.10%         11/7/2003                         40,000             40,000
                                                                                                                       -----------
                                                                                                                            56,700
                                                                                                                       -----------
WISCONSIN (3.2%)
Milwaukee WI School RAN                                  2.00%         6/30/2004                         50,000             50,332
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
  (Univ. of Wisconsin Hosp.) VRDO                        1.08%         11/7/2003 (1)                     16,700             16,700
Wisconsin Clean Water Rev. TOB VRDO                      1.11%         11/7/2003 ++                      12,580             12,580
Wisconsin GO CP                                          0.95%         11/7/2003                          3,199              3,199
Wisconsin GO CP                                          0.95%         11/7/2003                          7,277              7,277
Wisconsin GO TOB VRDO                                    1.10%         11/7/2003 (4)++                   17,840             17,840
Wisconsin GO TOB VRDO                                    1.10%         11/7/2003 (1)++                   26,150             26,150
Wisconsin GO TOB VRDO                                    1.10%         11/7/2003 (Prere.)++               6,825              6,825
Wisconsin GO TOB VRDO                                    1.11%         11/7/2003 (4)++                   20,855             20,855
Wisconsin GO TOB VRDO                                    1.11%         11/7/2003 (1)++                   18,995             18,995
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                               1.05%         11/7/2003                          2,500              2,500
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                               1.07%         11/7/2003                         25,000             25,000
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                               1.10%         11/7/2003                          7,345              7,345
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                               1.10%         11/7/2003                          2,345              2,345
Wisconsin Housing & Econ. Dev. Auth.
  Home Ownership Rev. VRDO                               1.10%         11/7/2003                         17,500             17,500
Wisconsin Housing & Econ. Dev. Auth.
  Single Family Draw Down Rev. TOB VRDO                  1.17%         11/7/2003 ++                      15,015             15,015
Wisconsin Housing & Econ. Dev. Auth.
  Single Family Draw Down Rev. TOB VRDO                  1.17%         11/7/2003 ++                      16,355             16,355

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Housing & Econ. Dev. Auth.
  Single Family Rev. TOB VRDO                            1.17%         11/7/2003 ++               $      27,895    $        27,895
Wisconsin Operating Notes                                2.25%         6/15/2004                         61,200             61,621
Wisconsin School Dist. Cash Flow
Management Program COP                                   2.00%         9/22/2004                         12,500             12,599
Wisconsin Transp. Rev. TOB VRDO                          1.11%         11/7/2003 (2)++                   13,715             13,715
Wisconsin Transp. Rev. TOB VRDO                          1.12%         11/7/2003 ++                      10,050             10,050
                                                                                                                       -----------
                                                                                                                           392,693
                                                                                                                       -----------

WYOMING (0.1%)
Wyoming Community Dev. Auth. Housing Rev.
  Single Family Mortgage Draw Down TOB VRDO              1.17%         11/7/2003 ++                      13,610             13,610
----------------------------------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
  (Cost $12,407,291)                                                                                                    12,407,291
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                       106,670
Liabilities                                                                                                                (79,600)
                                                                                                                        ----------
                                                                                                                            27,070
                                                                                                                        ==========
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
==================================================================================================================================
Applicable to  12,434,890,638  outstanding  $.001 par value shares of beneficial interest (unlimited authorization) $12,434,361
==================================================================================================================================
NET ASSET VALUE PER SHARE                                                                                                    $1.00

* See Note A in Notes to Financial Statements.
++Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to quali?ed institutional buyers. At October 31, 2003, the aggregate value of these securities was $2,612,745,000, representing 21.0% of net assets.

For key to abbreviations and other references, see page 112.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
                                                        AMOUNT               PER
                                                         (000)             SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                    $12,434,924             $1.00
Undistributed Net Investment Income                         --                --
Accumulated Net Realized Losses                           (563)               --
Unrealized Appreciation                                     --                --
--------------------------------------------------------------------------------
NET ASSETS                                         $12,434,361             $1.00
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
SHORT-TERM TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.7%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.2%)
Jefferson County AL Sewer Rev.
  (Capital Improvement) VRDO                             1.05%         11/7/2003 (10)             $      10,400    $        10,400
                                                                                                                         ---------
ALASKA (1.9%)
Alaska GO                                                5.00%          8/1/2005 (4)                     14,880             15,832
Alaska Housing Finance Corp. (State Capital)             5.25%          6/1/2005 (1)                      3,050              3,235
Alaska Housing Finance Corp. (State Capital)             5.00%         12/1/2005 (1)                      8,240              8,841
Alaska Housing Finance Corp. Governmental Purpose VRDO   1.01%         11/7/2003 (1)                     27,410             27,410
Alaska Student Loan Corp. Student Loan Rev.              3.75%          7/1/2004 (2)                      3,285              3,340
Alaska Student Loan Corp. Student Loan Rev.              3.95%          7/1/2005 (2)                      3,525              3,668
Valdez AK Marine Terminal Rev.
  (Phillips Transp. Alaska, Inc. Project) PUT            2.00%          1/1/2004                          6,000              6,009
Valdez AK Marine Terminal Rev.
  (Phillips Transp. Alaska, Inc. Project) PUT            2.00%          1/1/2004                         13,000             13,017
Valdez AK Marine Terminal Rev.
  (Phillips Transp. Alaska, Inc. Project) PUT            2.00%          1/1/2004                          6,000              6,008
                                                                                                                         ---------
                                                                                                                            87,360
                                                                                                                         ---------
ARIZONA (2.6%)
Arizona COP                                              5.00%          9/1/2005 (4)                      6,050              6,450
Arizona School Fac. Board Rev. (State School Improvement)5.25%          7/1/2004                          3,500              3,597
Arizona School Fac. Board Rev. COP                       6.00%          9/1/2005 (3)                     10,125             10,969
Arizona State Univ. Rev.                                 5.00%          7/1/2005 (4)                      3,930              4,169
Arizona Transp. Board Highway Rev.                       5.00%          7/1/2004                          2,775              2,848
Arizona Transp. Board Highway Rev.                       5.00%          7/1/2005                          3,025              3,211
Maricopa County AZ PCR (Arizona Public Service) PUT      1.70%          3/4/2004                         11,000             11,003
Maricopa County AZ Public Finance Corp. Lease Rev.       5.00%          7/1/2005 (2)                      5,520              5,854
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                                 5.75%          7/1/2006 (Prere.)                 5,000              5,542
Phoenix AZ GO                                            5.10%          7/1/2004                          3,335              3,424
  Salt River Project Arizona
Agricultural Improvement & Power Dist. Rev.              5.00%          1/1/2004                         40,000             40,261
  Salt River Project Arizona
Agricultural Improvement & Power Dist. Rev.              5.25%          1/1/2006                         20,000             21,575
                                                                                                                          --------
                                                                                                                           118,903
                                                                                                                          --------
ARKANSAS (0.1%)
Clark County AR Solid Waste Disposal Rev.
  (Alcoa Inc. Project) VRDO                              1.55%         11/7/2003                          3,750              3,750
                                                                                                                          --------
CALIFORNIA (9.9%)
California Community College Financing Auth. TRAN        2.00%         6/30/2004 (4)                     30,000             30,199
California Rev. Anticipation Warrant                     2.00%         6/16/2004                         72,500             72,752
California School Cash Reserve Program Auth. Pool TRAN   2.00%          7/6/2004 (2)                    100,000            100,624
California State Dept. Water Resources Power Supply Rev. 5.25%          5/1/2007 (1)                     18,000             20,022
California State Dept. Water Resources Power Supply Rev. 5.50%          5/1/2007                          9,000              9,891
California State Dept. Water Resources
 Power Supply Rev. VRDO                                  1.10%         11/7/2003 LOC                     20,000             20,000
California Statewide Community Dev. Auth.
 Multifamily Rev. Housing (Santee Court Apartments) PUT  1.70%        11/15/2004                         26,650             26,731

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------

California Statewide Community Dev. Auth. Rev.
  (Kaiser Permanente) PUT                                4.35%          3/1/2007                  $       8,000    $         8,414
California Statewide Community Dev. Auth. Rev.
  (Riverside County) TRAN                                2.00%         6/30/2004 (4)                     55,000             55,365
Chula Vista CA IDR (San Diego Gas & Electric) PUT        7.00%         12/1/2005                         20,000             21,905
Long Beach CA Harbor Rev. PUT                            4.00%         5/14/2004 (1)                     25,000             25,387
Los Angeles CA Community College Dist. GO                5.00%          8/1/2006 (4)                     10,000             10,951
Los Angeles CA USD COP                                   5.00%          8/1/2006 (2)                      4,000              4,379
Natomas CA USD COP PUT                                   2.50%          2/1/2005 (2)                     10,000             10,100
Santa Barbara County CA TRAN                             2.00%         7/23/2004                         11,000             11,080
Santa Clara County CA Financing Auth. Special Obligation
  Bonds (Measure B Transp. Improvement Program) Rev.     5.00%          8/1/2005                          4,000              4,227
Santa Clara Valley CA Water Dist.
  Refunding & Improvement COP                            5.00%          2/1/2007 (3)                      4,165              4,595
Southern California Rapid Transit Dist. Rev.             5.70%          9/1/2004 (2)                     14,040             14,581
                                                                                                                         ---------
                                                                                                                           451,203
                                                                                                                         ---------

COLORADO (1.8%)
Arapahoe County CO
  Capital Improvement Trust Fund Highway Rev.            7.00%         8/31/2005 (Prere.)                10,000             11,334
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives) VRDO                     1.10%         11/7/2003                         18,800             18,800
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Leavenworth) VRDO                  1.10%         11/7/2003                          4,900              4,900
Colorado Housing & Finance Auth.
  Single Family Mortgage Bonds Class I VRDO              1.10%         11/7/2003                         11,305             11,305
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2005 (1)                     17,200             16,722
Lowry Econ. Redev. Auth. Colorado Rev. VRDO              1.06%         11/7/2003 LOC                     21,365             21,365
                                                                                                                         ---------
                                                                                                                            84,426
                                                                                                                         ---------
CONNECTICUT (2.8%)
Connecticut GO                                           6.00%         10/1/2004                          5,485              5,729
Connecticut GO                                           5.00%        11/15/2004                         19,910             20,716
Connecticut GO                                           5.00%        11/15/2004                         12,525             13,032
Connecticut GO                                           5.00%        12/15/2004                          9,630             10,051
Connecticut GO                                           5.00%         4/15/2005                          4,675              4,927
Connecticut GO                                           5.00%         4/15/2005                         11,130             11,730
Connecticut GO                                           4.00%          5/1/2005                          7,130              7,419
Connecticut GO                                           5.00%        12/15/2005                         16,110             17,337
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                               5.00%         10/1/2004                          5,000              5,179
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                               5.25%         10/1/2004                         11,000             11,419
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                               5.00%         10/1/2005 (4)                      5,300              5,669
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                               4.00%          9/1/2006 (4)                     15,000             15,966
                                                                                                                          --------
                                                                                                                           129,174
                                                                                                                          --------

DELAWARE (0.4%)
Delaware GO                                              5.00%          7/1/2006                          6,690              7,283
Univ. of Delaware Rev. VRDO                              1.15%         11/3/2003                         11,745             11,745
                                                                                                                          --------
                                                                                                                            19,028
                                                                                                                          --------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
SHORT-TERM TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (0.3%)
District of Columbia GO                                  5.50%          6/1/2007 (4)              $       4,715    $         5,256
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2004 (1)                      3,005              3,120
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2005 (1)                      4,290              4,600
                                                                                                                        ----------
                                                                                                                            12,976
                                                                                                                        ----------

FLORIDA (5.0%)
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                                5.00%         12/1/2005                         12,975             13,813
Dade County FL School Dist. GO                           6.00%         7/15/2005 (1)                      4,000              4,314
Dade County FL Water & Sewer System Rev. VRDO            1.09%         11/7/2003 (3)                     21,390             21,390
Florida Board of Educ.                                   5.00%          6/1/2004                          4,505              4,608
Florida Board of Educ.                                   5.00%          6/1/2005                          4,610              4,878
Florida Board of Educ.                                   5.00%          6/1/2005                          2,150              2,275
Florida Board of Educ.                                   5.25%          6/1/2006                          4,740              5,171
Florida Board of Educ. Capital Outlay                    5.00%          6/1/2005                          6,000              6,347
Florida Board of Educ. Capital Outlay                   5.875%          6/1/2005 (Prere.)                 5,000              5,415
Florida Board of Educ. Capital Outlay                    5.00%          6/1/2006                          6,765              7,333
Florida Board of Educ. Public Educ.                      5.00%          6/1/2004                          5,000              5,115
Florida Board of Educ. Rev. (Lottery Rev.)               5.25%          7/1/2005 (3)                      3,640              3,877
Florida Dept. of Environmental Protection &
  Preservation Rev.                                      5.00%          7/1/2007 (1)                      5,840              6,456
Florida Dept. of General Services Division
  Fac. Management Rev. (Florida Fac. Pool)               5.25%          9/1/2005 (4)                      5,925              6,345
Florida Dept. of Transp.                                 5.00%          7/1/2006                          4,970              5,401
Florida Turnpike Auth. Rev.                              5.25%          7/1/2007 (4)                      5,000              5,572
Jacksonville FL Electric Auth. Rev.(Electric System)VRDO 1.12%         11/3/2003                          5,000              5,000
Jacksonville FL Electric Auth. Rev.(Electric System)VRDO 1.12%         11/3/2003                         27,650             27,650
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO   1.09%         11/7/2003 (10)                     9,800              9,800
Miami-Dade County FL Aviation-Miami Intl Airport         5.00%         10/1/2006 (1)                     10,000             10,875
Miami-Dade County FL Aviation-Miami Intl Airport         5.25%         10/1/2007 (3)                      2,500              2,773
Miami-Dade County FL Water & Sewer Rev.                  5.00%         10/1/2007 (1)                      4,000              4,439
Orange County FL Sales Tax Rev.                          5.00%          1/1/2006 (3)                      4,220              4,533
Orlando & Orange County FL Expressway Auth. VRDO         1.00%         11/7/2003 (4)                     16,600             16,600
Orlando FL Util. Comm. Water & Electric Rev. VRDO        1.00%         11/7/2003                         15,100             15,100
Orlando FL Util. Comm. Water & Electric Rev. VRDO        1.12%         11/7/2003                          4,700              4,700
Sunshine State Florida Govt. Financing Comm. Rev. VRDO   1.10%         11/7/2003 (2)                     10,700             10,700
Sunshine State Florida Govt. Financing Comm. Rev. VRDO   1.10%         11/7/2003 (2)                     10,000             10,000
                                                                                                                        ----------
                                                                                                                           230,480
                                                                                                                        ----------
GEORGIA (4.6%)
Athens-Clarke County GA United Govt. Dev. Auth.
  Rev. (Univ. Georgia Athletic Assn.) VRDO               1.16%         11/3/2003 LOC                     17,000             17,000
Atlanta GA Airport General Rev. BAN                      1.10%        10/16/2004                         50,000             49,991
Atlanta GA Airport General Rev. VRDO                     1.05%         11/7/2003 (1)                     35,300             35,300
Atlanta GA Water & Wastewater Rev. VRDO                  1.05%         11/7/2003 (4)                     34,500             34,500
Burke County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                          1.16%         11/3/2003 (2)                     16,805             16,805
Cobb County GA School Dist.                              6.25%          2/1/2004                          5,000              5,064
Georgia GO                                               6.25%          4/1/2004                          5,000              5,108
Georgia GO                                               5.75%          7/1/2004                          5,645              5,821
Georgia GO                                               6.25%          4/1/2006                          2,700              2,996
Gwinnett County GA School Dist. GO                       6.40%          2/1/2006                          3,500              3,873

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev.                                 6.25%          7/1/2006 (1)              $      10,000    $        11,184
Monroe County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                          1.16%         11/3/2003 (2)                     10,400             10,400
Richmond County GA Board of Educ. GO                     5.00%         11/1/2004                         11,000             11,426
                                                                                                                       -----------
                                                                                                                           209,468
                                                                                                                       -----------

GUAM (0.2%)
Guam International Airport Auth. Rev.                    3.00%         10/1/2005 (1)                      2,380              2,446
Guam International Airport Auth. Rev.                    5.00%         10/1/2006 (1)                      2,710              2,945
Guam International Airport Auth. Rev.                    5.00%         10/1/2007 (1)                      2,850              3,133
                                                                                                                       -----------
                                                                                                                             8,524
                                                                                                                       -----------
HAWAII (0.7%)
Hawaii Airport System Rev.                               5.50%          7/1/2005 (3)                      7,390              7,859
Hawaii GO                                                6.25%          3/1/2005 (3)                      5,000              5,325
Hawaii GO                                                5.00%          8/1/2005 (3)                      3,715              3,949
Hawaii GO                                                3.00%          9/1/2005                          6,120              6,301
Hawaii GO                                                5.00%          4/1/2007 (1)                      7,330              8,048
Honolulu HI City & County GO                             5.25%         11/1/2003 (3)(ETM)                 2,550              2,550
Honolulu HI City & County GO                             5.25%         11/1/2003 (3)                          5                  5
                                                                                                                        ----------
                                                                                                                            34,037
                                                                                                                        ----------
ILLINOIS (5.5%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
 (St. Clair County Metrolink Extension) TOB VRDO         1.12%         11/7/2003 (4)*                     4,905              4,905
Chicago IL Board of Educ. VRDO                           1.05%         11/7/2003 (4)                      9,650              9,650
Chicago IL Metro. Water Reclamation Dist. GO VRDO        1.10%         11/7/2003                         10,000             10,000
Chicago IL O'Hare International Airport Rev.             5.25%          1/1/2004 (2)                      1,925              1,938
Chicago IL O'Hare International Airport Rev.             5.50%          1/1/2004 (2)                      2,305              2,321
Chicago IL O'Hare International Airport Rev.             5.25%          1/1/2005 (2)                      1,085              1,135
Chicago IL O'Hare International Airport Rev.             5.50%          1/1/2005 (2)                      4,180              4,371
Chicago IL O'Hare International Airport Rev.             5.25%          1/1/2006 (2)                      2,015              2,169
Chicago IL Water Rev. VRDO                               1.00%         11/7/2003 LOC                     31,605             31,605
Illinois Dev. Finance Auth. Hosp. Rev.
  (Evanston Northwestern Healthcare Corp.) VRDO          1.05%         11/7/2003                          7,500              7,500
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)        5.70%         12/1/2003 (Prere.)                13,875             14,207
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO   1.00%         11/7/2003                         23,000             23,000
Illinois GO                                              5.50%         12/1/2003                          4,255              4,271
Illinois GO                                              5.00%          4/1/2004                         10,000             10,161
Illinois GO                                              5.25%          4/1/2004                          5,485              5,579
Illinois GO                                              5.00%          8/1/2004                          5,000              5,144
Illinois GO                                              5.00%          8/1/2005                          1,000              1,063
Illinois GO                                              5.25%          8/1/2005                          8,175              8,721
Illinois GO                                              5.00%         11/1/2005                          6,200              6,639
Illinois GO                                              5.50%          4/1/2006 (4)                      3,000              3,273
Illinois GO                                              5.00%          8/1/2006                          8,160              8,874
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO                     1.15%         11/3/2003                         10,400             10,400
Illinois Health Fac. Auth. Rev.
  (Northwestern Memorial Hosp.) VRDO                     1.16%         11/3/2003                         15,900             15,900
Illinois Health Fac. Auth. Rev.
  (Univ. of Chicago Hosp. & Health Systems) VRDO         1.12%         11/3/2003 (1)                     27,145             27,145
Illinois Regional Transp. Auth. Rev.                     6.25%          6/1/2004 (2)(Prere.)             11,720             12,310

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
SHORT-TERM TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Univ. of Illinois Board of Trustees
  (Un-integrate Project) COP                             5.25%         10/1/2004 (2)              $       8,840    $         9,167
Univ. of Illinois Board of Trustees
  (Un-integrate Project) COP                             5.25%         10/1/2005 (2)                      7,925              8,492
                                                                                                                       -----------
                                                                                                                           249,940
                                                                                                                       -----------
INDIANA (0.7%)
Indiana Dev. Finance Auth. Solid Waste Disposal Rev.
  (Waste Management Inc.) PUT                            2.70%         10/1/2004                          1,500              1,501
Indiana Of?ce Building Comm. Fac. Rev.
  (Miami Correctional Fac.) VRDO                         1.05%         11/7/2003                         13,200             13,200
Indianapolis IN Local Public Improvement Rev.            5.50%         1/10/2005                          1,595              1,675
Indianapolis IN Local Public Improvement Rev.            5.50%         1/10/2007                          3,560              3,945
Vigo County IN Econ.Dev.Rev.(Republic Services Inc.)VRDO 1.80%         11/7/2003                         10,000             10,000
                                                                                                                       -----------
                                                                                                                            30,321
                                                                                                                       -----------
IOWA (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)      5.50%          8/1/2007                          2,500              2,811
                                                                                                                       -----------
KANSAS (0.4%)
Kansas Dept. of Transp. Highway Rev.                     3.00%          9/1/2004                          4,500              4,572
Kansas Dept. of Transp. Highway Rev. VRDO                1.02%         11/7/2003                          5,300              5,300
Kansas Turnpike Rev.                                    5.375%          9/1/2005 (2)                      5,855              6,282
                                                                                                                       -----------
                                                                                                                            16,154
                                                                                                                       -----------
KENTUCKY (2.3%)
Kenton County KY Airport Board Special Fac. Rev.
  (Airis Cincinnati LLC) VRDO                            1.15%         11/7/2003                         40,000             40,000
Kentucky Asset/Liability Comm. General Fund Rev.         5.00%         7/15/2005 (2)                     27,215             28,896
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
  (Baptist Healthcare) VRDO                              1.05%         11/7/2003 (1)                     29,230             29,230
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.25%          7/1/2005 (4)                      2,000              2,121
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.25%          7/1/2007 (4)                      4,355              4,796
                                                                                                                       -----------
                                                                                                                           105,043
                                                                                                                       -----------
LOUISIANA (0.9%)
Lafayette LA Public Improvement Sales Tax Rev.           3.00%          3/1/2004 (2)                      3,465              3,487
Lafayette LA Public Improvement Sales Tax Rev.           4.75%          3/1/2005 (2)                      5,640              5,900
Louisiana GO                                             6.25%         4/15/2005 (3)                      6,455              6,910
Louisiana Offshore Terminal Auth. Deep Water Port Rev.
(LOOP LLC Project) PUT                                   2.15%          4/1/2005                          5,000              5,022
Louisiana Public Fac. Auth. Rev. (Orleans School Board)  2.00%        10/20/2004                          5,000              5,039
New Orleans LA Finance Auth.
Single Family Mortgage Rev. TOB VRDO                     1.18%         11/7/2003                         15,000             15,000
                                                                                                                       -----------
                                                                                                                            41,358
                                                                                                                       -----------
MAINE (0.4%)
Maine GO TAN                                             1.75%         6/30/2004                         20,000             20,096
                                                                                                                       -----------
MARYLAND (0.7%)
Anne Arundel County MD GO                                5.00%          3/1/2007                          6,000              6,589
Maryland GO                                              5.25%          3/1/2007                         10,000             11,079
Montgomery County MD GO                                  4.00%          7/1/2007                          6,940              7,438

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation Dist.
Maryland General Construction GO                         5.25%          6/1/2007                  $       7,330    $         8,151
                                                                                                                       -----------
                                                                                                                            33,257
                                                                                                                       -----------
MASSACHUSETTS (3.2%)
Framingham MA BAN                                        3.00%          3/1/2005                         20,670             21,148
Holliston MA BAN                                         3.00%         4/15/2005                          4,750              4,869
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                 5.00%          1/1/2004 (1)                      4,000              4,024
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                 5.00%          1/1/2005 (1)                      8,635              8,966
Massachusetts GO                                         7.00%         11/1/2004 (3)(Prere.)              6,800              7,270
Massachusetts GO                                         5.75%          2/1/2005                          3,000              3,165
Massachusetts GO                                         5.00%          2/1/2006                         27,500             29,509
Massachusetts GO                                         5.50%          2/1/2007 (1)                      7,150              7,935
Massachusetts GO VRDO                                    1.15%         11/3/2003                          8,800              8,800
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                      5.50%          7/1/2005                          2,585              2,633
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Williams College) PUT                                 1.85%          4/1/2006                         10,000              9,991
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                      5.25%          7/1/2004 (1)                     12,450             12,786
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                      5.25%          7/1/2005 (1)                     23,615             25,099
Massachusetts Water Resources Auth. Rev. VRDO            1.15%         11/3/2003 LOC                      1,600              1,600
                                                                                                                       -----------
                                                                                                                           147,795
                                                                                                                       -----------
MICHIGAN (3.0%)
Detroit MI Sewage Disposal System VRDO                   1.05%         11/7/2003 (3)                      6,400              6,400
Detroit MI Sewer System Rev.                             4.00%          7/1/2005 (4)                      4,340              4,530
Detroit MI Water Supply System VRDO                      1.05%         11/7/2003 (1)                     20,000             20,000
Detroit MI Water Supply System VRDO                      1.05%         11/7/2003 (3)                      2,800              2,800
Michigan Building Auth. Rev.                             5.00%        10/15/2005                          5,000              5,351
Michigan Building Auth. Rev.                             5.00%        10/15/2006                          7,500              8,207
Michigan Building Auth. Rev. VRDO                        1.03%         11/7/2003                          3,870              3,870
Michigan GAN VRDO                                        1.05%         11/7/2003 (4)                     27,300             27,300
Michigan Housing Dev. Auth. Rev. VRDO                    1.07%         11/7/2003 (1)                     16,000             16,000
Michigan Muni. Bond Auth Rev.
  (Clean Water Revolving Fund)                           5.00%         10/1/2005                          8,135              8,700
Michigan (New Center Dev. Inc.) COP                     5.375%          9/1/2004                          2,190              2,267
Michigan Public Power Agency Rev. (Belle River)          5.00%          1/1/2006 (1)                      1,500              1,609
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO 1.03%         11/7/2003                         10,480             10,480
Univ. of Michigan Hosp. Rev. VRDO                        1.20%         11/3/2003                         10,100             10,100
Univ. of Michigan Hosp. Rev. VRDO                        1.03%         11/7/2003                          4,500              4,500
Univ. of Michigan Univ. Rev. VRDO                        1.03%         11/7/2003                          5,085              5,085
                                                                                                                       -----------
                                                                                                                           137,199
                                                                                                                       -----------
MINNESOTA (2.2%)
Minneapolis MN Rev. (Society of Fine Arts) PUT           1.32%         4/14/2004                          7,000              7,000
Minnesota GO                                             5.00%          8/1/2006                          5,000              5,452
Minnesota GO                                             5.00%          8/1/2007                         30,685             33,974
Minnesota Housing Finance Agency
  Residential Housing Finance PUT                        3.00%         4/29/2004                         11,035             11,137

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
SHORT-TERM TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency
  Residential Housing Finance PUT                        3.20%         4/29/2004                  $       5,000    $         5,047
Minnesota Housing Finance Agency
  Residential Housing Finance PUT                        2.15%         7/29/2004                          8,000              8,018
Regents of the Univ. of Minnesota GO VRDO                1.15%         11/7/2003                         31,700             31,700
                                                                                                                       -----------
                                                                                                                           102,328
                                                                                                                       -----------
MISSISSIPPI (0.9%)
Mississippi GO                                           5.50%         11/1/2003                          3,265              3,265
Mississippi GO                                           5.25%         10/1/2004                         18,445             19,145
Mississippi GO                                           5.50%         11/1/2004                          7,265              7,584
Mississippi GO                                           5.00%         8/15/2005                          3,000              3,194
Mississippi GO                                           5.25%         8/15/2006                          5,215              5,721
                                                                                                                       -----------
                                                                                                                            38,909
                                                                                                                       -----------
MISSOURI (1.9%)
Missouri Health & Educ. Fac. Auth. Rev.
(Medical Research Fac.-Stowers Institute) VRDO           1.05%         11/7/2003 (1)                     20,000             20,000
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)5.00%          6/1/2005                          4,805              5,049
Missouri Third State Building GO                         4.00%         10/1/2004                         25,345             26,037
Missouri Third State Building GO                         5.00%         10/1/2006                         27,505             30,151
Missouri Water Pollution Control GO                      4.00%         10/1/2004                          5,630              5,784
                                                                                                                       -----------
                                                                                                                            87,021
                                                                                                                       -----------
NEBRASKA (0.6%)
Lincoln NE Lincoln Electric System CP                    0.90%        11/13/2003                          8,600              8,600
Lincoln NE Lincoln Electric System Rev.                  4.00%          9/1/2004                          8,385              8,587
Omaha NE Public Power Dist. Electric Rev.                5.30%          2/1/2005                          9,725             10,216
                                                                                                                       -----------
                                                                                                                            27,403
                                                                                                                       -----------

NEVADA (3.8%)
Clark County NV Bond Bank GO                             5.50%          6/1/2007 (3)                      4,775              5,337
Clark County NV GO                                       6.20%          6/1/2004 (1)(Prere.)             15,500             16,121
Clark County NV Las Vegas Convention & Visitor Auth. GO  5.00%          7/1/2005                          6,020              6,382
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)             6.25%          7/1/2004 (1)                      8,240              8,511
Clark County NV School Dist. GO                          6.00%         6/15/2004 (3)                      5,000              5,150
Clark County NV School Dist. GO                          5.00%          6/1/2005 (3)                     25,840             27,325
Clark County NV School Dist. GO                          5.00%         6/15/2005 (1)                      5,000              5,294
Clark County NV School Dist. GO                          5.00%          6/1/2007 (3)                     29,020             31,937
Clark County NV School Dist. GO                          5.00%         6/15/2007 (1)                     14,710             16,200
Clark County NV School Dist. GO                          5.50%         6/15/2007 (4)                     10,000             11,187
Las Vegas Valley Water Dist. NV GO
  Water Improvement & Refunding TOB VRDO                 1.10%         11/7/2003 (1)*                    12,050             12,050
Las Vegas Valley Water Dist. NV GO
  Water Improvement & Refunding TOB VRDO                 1.10%         11/7/2003 (3)*                     5,310              5,310
Nevada Dept. Business & Ind. Solid Waste Disposal Rev.
  (Waste Management Inc.) PUT                            4.55%         10/1/2004                          8,500              8,632
Nevada Highway Improvement Rev.
  (Motor Vehicle Fuel Tax)                               5.25%         12/1/2003                          8,820              8,850
Nevada State Colorado River Comm. GO                     6.50%          7/1/2004 (Prere.)                 5,000              5,232
                                                                                                                       -----------
                                                                                                                           173,518
                                                                                                                       -----------
NEW HAMPSHIRE (0.4%)
New Hampshire Business Finance Auth. PCR
  (New England Power Co.) CP                             1.10%         2/12/2004                         10,000              9,999

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Auth. PCR
  (United Illuminating) PUT                              3.25%         12/3/2007 (2)              $       5,000    $         5,111
New Hampshire GO                                         5.00%         11/1/2005                          5,000              5,359
                                                                                                                       -----------
                                                                                                                            20,469
                                                                                                                       -----------
NEW JERSEY (2.5%)
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.  5.70%          7/1/2004 (1)(Prere.)              6,330              6,652
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.  5.80%          7/1/2004 (1)(Prere.)              4,000              4,206
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev. 5.875%          7/1/2004 (1)(Prere.)              6,000              6,313
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)       5.00%          7/1/2006                          2,000              2,176
New Jersey GO                                            6.00%         7/15/2005                          6,455              6,953
New Jersey GO                                            5.00%         7/15/2007                         11,000             12,124
New Jersey Sports & Exposition Auth. Rev.                8.30%          1/1/2005 (ETM)                    5,500              5,951
New Jersey Transit Corp. Capital GAN                     5.50%          2/1/2004 (2)                     17,030             17,216
New Jersey Transit Corp. Capital GAN                     5.50%          2/1/2006 (2)                     10,000             10,845
New Jersey Transp. Corp. COP                             5.25%         9/15/2004 (2)                     12,000             12,419
New Jersey Transp. Trust Fund Auth. Rev.                 5.50%         6/15/2006                          7,500              8,211
Port Auth. of New York & New Jersey Rev.                 5.00%         12/1/2005                          2,910              3,083
Rutgers State Univ. New Jersey                           5.00%          5/1/2006 (3)                      6,840              7,410
Somerset County NJ Ind. Fin. Auth. PCR
  (American Cyanamid Co.) VRDO                           1.65%         11/7/2003                          9,300              9,300
                                                                                                                       -----------
                                                                                                                           112,859
                                                                                                                       -----------

NEW MEXICO (1.7%)
Farmington NM PCR
  (Public Service - San Juan Project) PUT                2.75%          4/1/2004                         35,000             35,034
New Mexico GO                                            5.00%          9/1/2004                          7,485              7,728
New Mexico GO                                            5.00%          9/1/2006                          8,560              9,342
New Mexico Highway Comm. Tax Rev.                        5.00%         6/15/2004 (2)                      1,200              1,229
New Mexico Highway Comm. Tax Rev.                        5.00%         6/15/2004                          2,025              2,074
New Mexico Severance Tax Rev.                            5.00%          7/1/2004                         10,990             11,275
New Mexico Severance Tax Rev.                            5.00%          7/1/2007                         10,000             11,033
                                                                                                                        ----------
                                                                                                                            77,715
                                                                                                                        ----------
NEW YORK (6.7%)
Long Island NY Power Auth. Electric System Rev.          5.00%         12/1/2006                         10,000             10,832
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax)                              5.00%        11/15/2005                         10,290             11,018
New York City NY GO                                      5.00%          8/1/2005                          8,970              9,479
New York City NY GO                                      5.00%          8/1/2005                         14,475             15,296
New York City NY GO                                      5.00%          8/1/2005                         18,185             19,216
New York City NY GO                                      5.00%          8/1/2007                         23,510             25,550
New York City NY GO                                      5.00%          8/1/2008                         17,000             18,520
New York City NY GO VRDO                                 1.17%         11/3/2003 LOC                     10,100             10,100
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.17%         11/3/2003 (3)                      4,000              4,000
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.00%         11/7/2003                         15,500             15,500
New York City NY Transitional Finance Auth. Rev.
  Future Tax                                             2.00%          2/1/2005                          6,990              7,054
New York City NY Transitional Finance Auth. Rev.
  Future Tax                                             4.50%          2/1/2007                          1,000              1,079
New York City NY Transitional Finance Auth. Rev.
  Future Tax                                             4.50%          2/1/2008                          1,000              1,086
New York City NY Transitional Finance Auth. Rev. VRDO    1.02%         11/7/2003                         20,000             20,000
New York City NY Transitional Finance Auth. Rev. VRDO    1.02%         11/7/2003                          8,465              8,465

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
SHORT-TERM TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New York State Environmental Fac. Corp. Rev.
  (Clean Water & Drinking Revolving Funds)               5.00%         6/15/2007                  $       3,515    $         3,884
New York State Mortgage Agency Rev. PUT                  2.95%         10/1/2005                          3,750              3,755
New York State Power Auth. Rev. CP                       0.90%        11/13/2003                         10,182             10,182
New York State Thruway Auth. Rev. (Service Contract)     5.00%         3/15/2008 +                       10,000             11,016
New York State Urban Dev. Corp. Rev.
  (Correctional & Youth Fac.)                            5.00%          1/1/2005                          2,000              2,085
New York State Urban Dev. Corp. Rev.
  (Correctional & Youth Fac.)                            5.00%          1/1/2006                         10,000             10,710
New York State Urban Dev. Corp. Rev.
  (Personal Income Tax)                                  5.00%         3/15/2006                          3,000              3,230
Port Auth. of New York & New Jersey Rev.                3.625%         4/15/2004                         60,000             60,719
Triborough Bridge & Tunnel Auth. New York Rev.           5.00%        11/15/2005                         10,000             10,728
Triborough Bridge & Tunnel Auth. New York Rev. VRDO      1.10%         11/7/2003 (4)                     13,890             13,890
                                                                                                                        ----------
                                                                                                                           307,394
                                                                                                                        ----------
NORTH CAROLINA (2.7%)
Charlotte NC Water & Sewer System Rev. VRDO              1.03%         11/7/2003                         50,000             50,000
Charlotte NC Water & Sewer System Rev. VRDO              1.05%         11/7/2003                         14,000             14,000
Mecklenburg County NC GO                                 5.50%          4/1/2006                         11,625             12,713
North Carolina Eastern Muni. Power Agency Rev.           6.00%          1/1/2006 (1)                      6,000              6,550
North Carolina GO                                        5.00%          3/1/2006                          2,000              2,159
North Carolina GO                                        5.00%          3/1/2007                          5,000              5,496
North Carolina GO                                        5.00%          2/1/2008                         27,585             30,611
                                                                                                                        ----------
                                                                                                                           121,529
                                                                                                                        ----------
OHIO (2.9%)
Cleveland OH Water Works Rev.                            6.00%          1/1/2005 (1)                      4,545              4,795
Hamilton OH Electric System Rev. VRDO                    1.05%         11/7/2003 (4)                      4,000              4,000
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                         5.00%         10/1/2005                          7,220              7,634
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                         6.00%          9/1/2006 (1)                      1,500              1,675
Ohio Air Quality Dev. Auth. (Ohio Edison) PUT            3.25%          2/1/2008 (2)                     10,000             10,117
Ohio Building Auth. Rev. (Admin. Building Fund)          5.00%         10/1/2004 (4)                      4,145              4,292
Ohio GO                                                  5.00%         3/15/2006                          9,000              9,714
Ohio GO                                                  5.00%          8/1/2006                          5,000              5,447
Ohio Higher Educ. Capital Fac. Rev.                      5.25%         12/1/2005                         10,000             10,796
Ohio Higher Educ. Fac. Comm. Rev.
  (Case Western Reserve Univ.) VRDO                      1.00%         11/7/2003                          6,400              6,400
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO  1.10%         11/7/2003                          5,500              5,500
Ohio Highway Capital Improvements Rev.                   5.00%          5/1/2004                          3,705              3,778
Ohio Highway Capital Improvements Rev.                   5.00%          5/1/2005                         10,000             10,559
Ohio Highway Capital Improvements Rev.                   5.00%          5/1/2005                          5,970              6,303
Ohio Highway Capital Improvements Rev.                   5.00%          5/1/2006                          2,500              2,708
Ohio Major New State Infrastructure Project Rev.         5.00%         6/15/2008                          6,750              7,501
Ohio State Univ. General Receipts Rev.                   4.00%          6/1/2005                         17,000             17,717
Ohio State Univ. General Receipts Rev. VRDO              1.05%         11/7/2003                          3,000              3,000
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT       3.40%         10/1/2004                          4,350              4,336
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) PUT          4.40%         12/1/2003                          5,000              5,001
  Ohio Water Dev. Auth. Water PCR                        5.00%          6/1/2007                          3,000              3,310
                                                                                                                        ----------
                                                                                                                           134,583
                                                                                                                        ----------

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA (1.4%)
Grand River Dam Auth. Oklahoma Rev.                      5.70%          6/1/2005 (4)              $      10,150    $        10,850
Grand River Dam Auth. Oklahoma Rev.                      5.70%          6/1/2005 (1)                     10,000             10,690
Oklahoma City OK GO                                      5.00%          7/1/2006                          2,055              2,233
Oklahoma County OK GO                                    5.00%          2/1/2005 (3)                      6,000              6,282
Oklahoma County OK GO                                    5.00%          2/1/2005 (3)                      5,500              5,759
Oklahoma GO                                              5.00%         7/15/2007 (3)                      2,000              2,214
Oklahoma Transp. Auth. Turnpike System Rev. Refunding    4.75%          1/1/2004 (2)                     10,340             10,404
Oklahoma Transp. Auth. Turnpike System Rev. Refunding    4.75%          1/1/2004 (2)                      3,000              3,019
Tulsa County OK Ind. Auth. Rev.                          5.00%          1/1/2005 (2)                      6,100              6,369
Tulsa County OK Ind. Auth. Rev.                          5.00%          7/1/2005 (2)                      6,300              6,684
                                                                                                                        ----------
                                                                                                                            64,504
                                                                                                                        ----------
OREGON (0.5%)
Oregon State Dept. Administrative Services               4.00%          9/1/2005 (4)                      6,000              6,292
Portland OR Sewer System Rev.                            6.00%          6/1/2006 (3)                     14,720             16,315
                                                                                                                        ----------
                                                                                                                            22,607
                                                                                                                        ----------
PENNSYLVANIA (6.0%)
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                         5.00%          7/1/2007                          4,865              5,342
Pennsylvania GO                                          0.00%          7/1/2004 (1)                      7,500              7,446
Pennsylvania GO                                          5.00%         9/15/2004                         10,000             10,342
Pennsylvania GO                                          5.00%          2/1/2005                         12,870             13,475
Pennsylvania GO                                         5.125%         9/15/2005 (2)                      3,200              3,427
Pennsylvania GO                                          5.00%        10/15/2005                          5,700              6,103
Pennsylvania GO                                          5.00%         1/15/2006                          4,250              4,567
Pennsylvania GO                                          5.00%          2/1/2006                         10,865             11,689
Pennsylvania GO                                          5.00%          2/1/2006                         11,810             12,705
Pennsylvania GO                                          5.00%         10/1/2006                         13,685             14,969
Pennsylvania GO                                          5.00%         1/15/2007                          3,150              3,446
Pennsylvania GO                                          5.00%         4/15/2007                          1,890              1,923
Pennsylvania GO                                          5.50%          7/1/2007 (1)                     20,000             22,455
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                           1.12%         11/3/2003                          3,500              3,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                           1.12%         11/3/2003                          4,200              4,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Drexel Univ.) PUT                                     2.25%          2/1/2005 LOC                     21,140             21,388
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Gannon Univ.) PUT                                    3.625%          5/1/2006 LOC                      4,000              4,163
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Kings College) PUT                                   3.625%          5/1/2006 LOC                      5,500              5,724
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (St. Joseph's Univ.) PUT                               2.80%         11/1/2005 LOC                      9,200              9,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Washington & Jefferson Colleges) PUT                  2.80%         11/1/2003 LOC                      6,050              6,085
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Washington & Jefferson Colleges) PUT                  2.80%         11/1/2003 LOC                     10,300             10,359
Pennsylvania State Univ. Rev.                            5.00%         8/15/2004                          3,000              3,092
Pennsylvania State Univ. Rev.                            5.00%         8/15/2005                          6,045              6,434
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) PUT                 5.00%          7/1/2007 (1)                     11,000             12,073

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
SHORT-TERM TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO                1.12%         11/3/2003                  $      25,500    $        25,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO                1.12%         11/3/2003                            500                500
Philadelphia PA IDA Rev. (Philadelphia Airport System)   5.25%          7/1/2004 (3)                      3,580              3,676
  Pittsburgh PA Water & Sewer Auth. Rev.                 1.90%          9/1/2006 (4)                     11,930             11,967
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      4,600              4,600
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      3,600              3,600
South Fork PA Hosp. Auth. Rev.
  (Conemaugh Valley Hosp.) VRDO                          1.13%         11/3/2003 (1)                      5,900              5,900
Univ. of Pittsburgh of the Commonwealth System of Higher
  Educ. Pennsylvania (Univ. Capital Project) VRDO        1.10%         11/7/2003                          5,700              5,700
Washington County PA Higher Educ.
  (Pooled Equipment Lease Program) VRDO                  1.15%         11/7/2003 LOC                      9,100              9,100
                                                                                                                        ----------
                                                                                                                           274,650
                                                                                                                        ----------
PUERTO RICO (0.3%)
Puerto Rico Highway & Transp. Auth. Rev. VRDO            1.00%         11/7/2003 (2)                      4,900              4,900
Puerto Rico Muni. Finance Agency                         4.25%          8/1/2005 (4)                      4,000              4,206
Puerto Rico Muni. Finance Agency                         4.00%          8/1/2006 (4)                      2,000              2,128
                                                                                                                        ----------
                                                                                                                            11,234
                                                                                                                        ----------
RHODE ISLAND (1.3%)
Rhode Island Econ. Dev. Corp. Airport Rev.               5.00%          7/1/2006 (3)                      2,705              2,922
Rhode Island Econ. Dev. Corp. Airport Rev.               5.00%          7/1/2007 (3)                      2,830              3,095
Rhode Island Housing & Mortgage Finance Corp. Rev.       4.50%         3/22/2004                         25,000             25,327
Rhode Island Housing & Mortgage Finance Corp. Rev.       4.00%         3/24/2005                         13,125             13,583
Rhode Island Housing & Mortgage Finance Corp. Rev.      3.375%         11/1/2005                         12,500             12,878
                                                                                                                        ----------
                                                                                                                            57,805
                                                                                                                        ----------
SOUTH CAROLINA (0.7%)
South Carolina GO                                        5.25%          4/1/2004                         12,525             12,745
South Carolina GO                                        5.00%          1/1/2005                         10,000             10,446
South Carolina GO                                        2.50%          4/1/2006                          4,765              4,873
South Carolina Public Service Auth. Rev.                 5.00%          1/1/2005                          2,000              2,086
South Carolina Public Service Auth. Rev.                 5.00%          1/1/2006                          3,000              3,212
                                                                                                                        ----------
                                                                                                                            33,362
                                                                                                                        ----------
TENNESSEE (0.7%)
Memphis-Shelby County TN Airport Auth. Rev.              5.50%          3/1/2005 (4)                      7,835              8,252
Metro. Govt. of Nashville & Davidson County TN CP        0.95%         3/18/2004                          2,000              2,000
Metro. Govt. of Nashville & Davidson County TN GO        5.00%        10/15/2004                          9,940             10,311
Tennessee GO                                             5.25%          2/1/2005 (3)                      5,000              5,251
Tennessee GO                                             4.00%          8/1/2005                          6,045              6,326
                                                                                                                        ----------
                                                                                                                            32,140
                                                                                                                        ----------
TEXAS (10.3%)
Abilene TX Waterworks & Sewer Systems GO                 1.43%         2/15/2004                          2,500              2,500
Abilene TX Waterworks & Sewer Systems GO                 1.87%         2/15/2005                          2,475              2,476
Austin TX Public Improvement GO                          5.25%          9/1/2004                          6,000              6,207
Austin TX Water & Wastewater System Rev.                 5.25%        11/15/2005 (2)                      6,070              6,539
Board of Regents of the Univ. of Texas System Rev.
  Financing System                                       5.00%         8/15/2005                          5,000              5,323
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT           4.40%         5/15/2005                         10,000             10,212

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks TX Independent School Dist.
  Unlimited Tax Schoolhouse PUT                          4.00%         8/15/2005                  $      10,000    $        10,455
Dallas TX Independent School Dist. GO                    5.00%         2/15/2005                          3,000              3,144
Dallas TX Independent School Dist. GO                    5.00%         8/15/2005                          4,000              4,258
Dallas-Fort Worth TX International Airport Rev.          5.50%         11/1/2004 (3)                      2,355              2,452
Dallas-Fort Worth TX International Airport Rev.          5.00%         11/1/2005 (1)                      4,235              4,511
Dallas-Fort Worth TX International Airport Rev.          5.50%         11/1/2005 (3)                      2,450              2,633
Denton TX Independent School Dist. PUT                   3.45%         1/31/2005                          8,100              8,143
Gulf Coast TX Waste Disposal Auth. PCR
  (Waste Management) PUT                                 2.85%          5/1/2004                          5,500              5,503
Harris County TX Flood Control Dist.                     5.00%         10/1/2004                          4,000              4,142
Harris County TX Flood Control Dist.                     5.00%         10/1/2005                          2,495              2,667
Harris County TX Health Fac. Dev. Corp. Rev.
  (Methodist Hosp.) VRDO                                 1.12%         11/3/2003                         87,900             87,900
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) VRDO                      1.12%         11/3/2003                         21,395             21,395
Harris County TX Health Fac. Dev. Corp. Rev.
  (Texas Medical Center) VRDO                            1.12%         11/3/2003 (1)                     22,200             22,200
Harris County TX Health Fac. Dev. Corp. Rev.
  (Young Men's Christian Assoc. of Greater Houston) VRDO 1.12%         11/3/2003 LOC                      8,100              8,100
Houston TX GO                                            5.00%          3/1/2004 (1)                      2,150              2,178
Houston TX GO                                            5.00%          3/1/2006 (1)                      7,060              7,604
Houston TX Water & Sewer System Rev.                     0.00%         12/1/2004 (2)                     10,740             10,608
Lewisville TX Independent School Dist.                   5.25%         8/15/2006                          5,000              5,479
Matagorda County TX Navigation Dist. PCR
  (Central Power & Light) PUT                            4.00%         11/1/2003                         15,000             15,000
Matagorda County TX Navigation Dist. PCR
  (Central Power & Light) PUT                            2.15%         11/1/2004                          9,000              9,010
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT                              2.35%         11/1/2004                         11,000             11,001
Red River TX Educ. Finance Rev.
  (Texas Christian Univ.) VRDO                           1.10%         11/7/2003                         13,000             13,000
Richardson TX Independent School Dist. GO                3.50%         2/15/2005                          6,000              6,171
Richardson TX Independent School Dist. GO                5.00%         2/15/2005                          5,000              5,237
San Antonio TX Electric & Gas Rev.                       5.65%          2/1/2007 (Prere.)                10,740             12,109
San Antonio TX GO                                        4.50%          2/1/2004                          2,610              2,632
San Antonio TX GO                                        5.00%          8/1/2005                          9,900             10,524
Texas A & M Univ. Rev. Financing System                  4.00%         5/15/2005                          1,750              1,822
Texas GO Public Finance Auth.                            5.75%         10/1/2004 (Prere.)                 5,000              5,215
Texas GO Public Finance Auth.                            5.75%         10/1/2004 (Prere.)                 8,625              8,997
Texas Muni. Power Agency Rev.                            0.00%          9/1/2005 (2)                      5,490              5,342
Texas Muni. Power Agency Rev.                            4.00%          9/1/2005 (1)                     19,880             20,823
Texas TRAN                                               2.00%         8/31/2004                         50,000             50,352
Texas Water Dev. Board GO                                5.00%          8/1/2006                          6,425              6,996
Texas Water Dev. Board Rev. VRDO                         1.15%         11/3/2003                          4,070              4,070
Trinity River Auth. Texas PCR (Texas Util. System) PUT   5.00%         11/1/2006                         20,000             20,900
Univ. of Texas Permanent Univ. Fund Rev.                 5.00%          7/1/2005                          5,000              5,301
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO          1.10%         11/7/2003 (10)                    11,475             11,475
                                                                                                                        ----------
                                                                                                                           472,606
                                                                                                                        ----------

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
SHORT-TERM TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
UTAH (0.7%)
Intermountain Power Agency Utah Power Supply Rev.        4.50%          7/1/2007 (2)              $      10,000    $        10,846
Utah GO                                                  5.00%          7/1/2006                         17,875             19,460
                                                                                                                        ----------
                                                                                                                            30,306
                                                                                                                        ----------
VERMONT (0.1%)
Vermont Housing Finance Agency Single Family             4.00%          3/1/2004                          5,500              5,550
                                                                                                                        ----------
VIRGINIA (1.7%)
Loudoun County VA GO                                     5.25%         11/1/2005                          4,410              4,751
Norfolk VA GO                                            5.00%          7/1/2006 (4)                      8,810              9,596
Peninsula Ports Auth. Virginia Rev.
  (Dominion Term Assoc. Project) PUT                     3.30%         10/1/2008                          2,500              2,513
Richmond VA GO                                           4.50%         7/15/2005 (4)                      3,640              3,837
Virginia Beach VA Refunding & Public Improvement         5.00%          5/1/2007                          7,170              7,895
Virginia College Building Auth. Educ. Fac. Rev.          5.00%          2/1/2007                          5,185              5,685
Virginia Housing Dev. Auth. Rev.                        3.375%          1/1/2004                          7,130              7,151
Virginia Public School Auth. Rev.                        4.00%          8/1/2006                          7,500              7,979
Virginia Public School Auth. Rev.                        5.00%          8/1/2007 +                        6,930              7,673
Virginia Public School Educ. Technology Notes            4.50%         4/15/2004                         11,325             11,503
Virginia Public School Educ. Technology Notes            5.00%         4/15/2005                         10,445             11,015
                                                                                                                        ----------
                                                                                                                            79,598
                                                                                                                        ----------
WASHINGTON (1.4%)
King County WA GO                                        5.00%          6/1/2007                          6,130              6,748
King County WA Sewer Rev.                                5.00%          1/1/2005 (4)                      2,250              2,348
King County WA Sewer Rev.                                5.00%          1/1/2006 (4)                      3,000              3,218
Port of Seattle WA Rev.                                  5.00%          9/1/2004 (3)                      3,000              3,093
Port of Seattle WA Rev.                                  5.25%          9/1/2006 (3)                      3,000              3,266
Seattle WA GO                                            5.00%          7/1/2005                         12,025             12,752
Seattle WA GO                                            3.00%         10/1/2005                         13,055             13,461
Seattle WA Muni. Light & Power Rev.                      4.00%         11/1/2005 (4)                      5,525              5,810
Washington GO                                            5.00%          9/1/2005                          5,180              5,519
Washington Public Power Supply System Rev.
  (Nuclear Project)                                      5.00%          7/1/2005                          5,000              5,295
                                                                                                                        ----------
                                                                                                                            61,510
                                                                                                                        ----------
WEST VIRGINIA (0.2%)
West Virginia GO                                         5.50%          6/1/2005 (4)                      5,160              5,499
West Virginia Higher Educ. Policy Comm. Rev.             5.00%          4/1/2005 (1)                      1,500              1,578
West Virginia Higher Educ. Policy Comm. Rev.             5.00%          4/1/2007 (1)                        500                549
West Virginia Higher Educ. Policy Comm. Rev.             5.00%          4/1/2008 (1)                      2,500              2,770
                                                                                                                        ----------
                                                                                                                            10,396
                                                                                                                        ----------
WISCONSIN (0.9%)
Kenosha WI GO                                            4.00%          9/1/2005 (4)                      1,090              1,142
Kenosha WI GO                                            4.00%          9/1/2006 (4)                      2,100              2,233
Kenosha WI GO                                            4.00%          9/1/2007 (4)                      1,695              1,813
Milwaukee WI GO                                          6.00%          2/1/2005                          9,300              9,843
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
  (Univ. of Wisconsin Hosp.) VRDO                        1.08%         11/7/2003 (1)                      6,000              6,000
Wisconsin GO                                             5.00%          5/1/2007 +                       12,405             13,641
Wisconsin GO                                             5.00%          5/1/2008 +                        5,000              5,546
                                                                                                                        ----------
                                                                                                                            40,218
                                                                                                                        ----------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
WYOMING (0.5%)
Wyoming Educ. Fund TRAN                                  1.75%         6/29/2004                  $      22,000    $        22,105
                                                                                                                        ----------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $4,566,347)                                                                                                      4,606,022
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.7%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                        59,434
Liabilities                                                                                                                (93,254)
                                                                                                                        ----------
                                                                                                                           (33,820)
                                                                                                                        ----------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                       $4,572,202
==================================================================================================================================
o See Note A in Notes to Financial Statements.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to quali?ed institutional buyers. At October 31, 2003, the aggregate value of these securities was $37,265,000, representing 0.8% of net assets.
For key to abbreviations and other references, see page 112.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $4,535,518
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                          (2,991)
Unrealized Appreciation                                                  39,675
--------------------------------------------------------------------------------
NET ASSETS                                                           $4,572,202
================================================================================

Investor Shares--Net Assets
Applicable to 135,978,999 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)   $2,143,937
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $15.77
================================================================================

Admiral Shares--Net Assets
Applicable to 154,013,446 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)   $2,428,265
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---ADMIRAL SHARES                               $15.77
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

                                       35
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LIMITED-TERM TAX-EXEMPT FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.1%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.3%)
Birmingham AL GO                                         5.25%          4/1/2005 (4)              $       5,000    $         5,280
Huntsville AL Health Care Fac. Auth. PUT                 4.65%          6/1/2005 (1)                     23,145             24,149
Huntsville AL Health Care Fac. Auth. PUT                 4.65%          6/1/2005 (1)                      1,380              1,440
Jefferson County AL Sewer Rev. (Capital Improvement)    5.125%          2/1/2009 (3)(Prere.)              5,785              6,515
Jefferson County AL Sewer Rev. (Capital Improvement)    5.125%          2/1/2009 (3)(Prere.)             29,405             33,117
Jefferson County AL Sewer Rev.
  (Capital Improvement) VRDO                             1.05%         11/7/2003 (10)                    15,000             15,000
                                                                                                                        ----------
                                                                                                                            85,501
                                                                                                                        ----------
ALASKA (1.2%)
Alaska GO                                                5.25%          8/1/2007 (4)                      6,760              7,540
Alaska GO                                                5.00%         7/15/2008 (4)                      6,605              7,360
Alaska Housing Finance Corp. (State Capital)             5.50%          6/1/2004 (1)                      7,245              7,427
Alaska Housing Finance Corp. Governmental Purpose VRDO   1.10%         11/7/2003 (1)                      4,000              4,000
North Slope Borough AK GO                                0.00%         6/30/2004 (4)                      8,955              8,890
North Slope Borough AK GO                                0.00%         6/30/2006 (1)                     19,250             18,246
North Slope Borough AK GO                                0.00%         6/30/2007 (1)                      8,000              7,309
North Slope Borough AK GO                                0.00%         6/30/2008 (1)                     17,100             14,930
                                                                                                                        ----------
                                                                                                                            75,702
                                                                                                                        ----------
ARIZONA (1.7%)
Arizona COP                                              5.00%          9/1/2006 (4)                      6,780              7,397
Arizona Transp. Board Excise Tax Rev.                    5.00%          7/1/2004                         14,365             14,739
Arizona Transp. Board Excise Tax Rev.                    5.00%          7/1/2004 (ETM)                      800                821
Arizona Transp. Board Highway Rev.                       5.50%          7/1/2004                         15,040             15,486
Arizona Transp. Board Highway Rev.                       8.00%          7/1/2004                          6,300              6,587
Maricopa County AZ PCR (Arizona Public Service) PUT      1.70%          3/4/2004                         11,000             11,003
Mesa AZ Util. System Rev.                                5.00%          7/1/2008 (1)                      6,500              7,236
Salt River Project Arizona Agricultural
  Improvement & Power Dist. Rev.                         5.25%          1/1/2006                          9,375             10,113
Salt River Project Arizona Agricultural
  Improvement & Power Dist. Rev.                         5.15%          1/1/2007                          7,630              8,376
Salt River Project Arizona Agricultural
  Improvement & Power Dist. Rev.                         5.00%          1/1/2008                          8,650              9,565
Salt River Project Arizona Agricultural
  Improvement & Power Dist. Rev.                         5.00%          1/1/2009                         10,000             11,092
Univ. of Arizona Board of Regents                        5.90%          6/1/2008 (4)                      4,095              4,702
                                                                                                                        ----------
                                                                                                                           107,117
                                                                                                                        ----------
CALIFORNIA (4.8%)
California Dept. of Water Resources Water System Rev.
  (Central Valley)                                       8.25%         12/1/2005                          5,685              6,487
California GO                                            7.50%         11/1/2003 (3)                      6,000              6,000
California GO                                            5.25%          3/1/2006                         21,000             22,496
California GO                                            4.75%          6/1/2007                          1,000              1,073
California GO                                            5.25%         11/1/2008                         10,000             10,995
California Higher Educ. Loan Auth. Student Loan Rev. PUT 6.50%          6/1/2005                          7,000              7,375
California PCR Financing Auth. Rev.
  (Southern California Edison Co.) PUT                   7.00%          3/1/2005                         20,000             20,242
California Pollution Control Financing Auth.
  Solid Waste Disposal Rev. (Waste Management) PUT       4.85%        11/30/2007                          6,000              6,308
California Rev. Anticipation Warrant                     2.00%         6/16/2004                         42,000             42,146

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
California State Dept. Water Resources Power Supply Rev. 5.25%          5/1/2007 (1)              $      14,725    $        16,379
California State Dept. Water Resources Power Supply Rev. 5.50%          5/1/2007                         25,335             27,844
California State Dept. Water Resources Power Supply Rev. 5.25%          5/1/2009 (1)                     10,000             11,315
California State Dept. Water Resources
  Power Supply Rev. VRDO                                 1.17%         11/3/2003 LOC                     25,900             25,900
California State Dept. Water Resources
  Power Supply Rev. VRDO                                 1.05%         11/7/2003 LOC                      7,600              7,600
California Statewide Community Dev. Auth. Rev.
  (Kaiser Permanente) PUT                                3.85%          8/1/2006                         15,000             15,549
California Statewide Community Dev. Auth. Rev.
  (Kaiser Permanente) PUT                                4.35%          3/1/2007                         19,325             20,326
Chula Vista CA IDR (San Diego Gas & Electric) PUT        7.00%         12/1/2005                         10,000             10,952
Golden State Tobacco Securitization Corp. California     5.00%          6/1/2009                          3,000              3,252
Golden State Tobacco Securitization Corp. California     5.00%          6/1/2010                          2,500              2,687
Long Beach CA Harbor Rev. PUT                            4.00%         5/14/2004 (1)                     25,000             25,388
Los Angeles CA USD COP                                   5.00%          8/1/2006 (2)                      4,775              5,228
Los Angeles CA USD COP                                   5.00%          8/1/2007 (2)                      4,720              5,262
Santa Clara Valley CA Water Dist.
  Refunding & Improvement COP                            5.00%          2/1/2008 (3)                      4,385              4,894
Southern California Public Power Auth. Rev.
  (Transmission Project) VRDO                            1.00%         11/7/2003 (4)                      1,000              1,000
                                                                                                                        ----------
                                                                                                                           306,698
                                                                                                                        ----------
COLORADO (3.7%)
Arapahoe County CO Capital
  Improvement Trust Fund Highway Rev.                    0.00%         8/31/2005 (Prere.)               114,235             54,113
Arapahoe County CO Capital
  Improvement Trust Fund Highway Rev.                    0.00%         8/31/2005 (Prere.)                11,920              8,298
Arapahoe County CO Capital
  Improvement Trust Fund Highway Rev.                    0.00%         8/31/2005 (Prere.)               280,005             56,917
Arapahoe County CO Capital
Improvement Trust Fund Highway Rev.                      7.00%         8/31/2005 (Prere.)                17,000             19,268
Colorado Dept. of Transp. Rev.                           5.25%         6/15/2006                          2,335              2,550
Colorado Dept. of Transp. Rev.                           5.25%         6/15/2007                          2,035              2,262
Colorado Dept. of Transp. Rev.                           5.50%         6/15/2007 (1)                     18,000             20,170
Colorado Dept. of Transp. Rev.                           5.25%         6/15/2008                          2,530              2,840
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                          5.50%          9/1/2006                          5,490              5,976
Colorado Springs CO Util. System Rev.                    5.25%        11/15/2006                          9,265             10,229
Colorado Springs CO Util. System Rev.                    5.25%        11/15/2007                          5,890              6,600
Denver CO City & County Airport Rev.                     5.50%        11/15/2003 (2)                      3,000              3,005
Denver CO City & County Airport Rev.                     5.50%        11/15/2005 (2)                      9,375             10,095
Denver CO City & County Auditorium Theatre & Zoo GO      5.50%          8/1/2008                         12,835             14,592
Denver CO City & County GO                               5.00%          8/1/2007                          5,000              5,528
Lowry Econ. Redev. Auth. Colorado Rev. VRDO              1.06%         11/7/2003 LOC                     14,135             14,135
                                                                                                                        ----------
                                                                                                                           236,578
                                                                                                                        ----------
CONNECTICUT (2.5%)
Connecticut GO                                           5.00%         3/15/2005 +                        3,000              3,137
Connecticut GO                                           6.25%         5/15/2005                         10,000             10,770
Connecticut GO                                           6.25%         5/15/2005 (ETM)                       80                 86
Connecticut GO                                           5.00%         6/15/2005                         13,810             14,630
Connecticut GO                                           5.00%         3/15/2006 +                       17,045             18,304
Connecticut GO                                           4.00%         3/15/2007 (1)+                     6,200              6,589

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LIMITED-TERM TAX-EXEMPT FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Connecticut GO                                           5.00%         4/15/2007                  $      17,985    $        19,785
Connecticut GO                                           5.25%         6/15/2007                         12,760             14,192
Connecticut GO                                           5.00%        11/15/2007                          7,250              8,063
Connecticut GO                                           5.00%        11/15/2007                         19,340             21,509
Connecticut GO                                           5.00%        12/15/2007                          7,000              7,799
Connecticut GO                                           5.25%        12/15/2007                          7,370              8,283
Connecticut GO                                           5.00%        11/15/2008                         10,000             11,187
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure) VRDO                          1.10%         11/7/2003 (2)                     19,000             19,000
                                                                                                                        ----------
                                                                                                                           163,334
                                                                                                                        ----------
DELAWARE (0.5%)
Delaware GO                                              5.25%          7/1/2007                         20,260             22,591
Delaware Transp. Auth. Transp. System Rev.               5.00%          7/1/2005 (1)                      8,890              9,432
                                                                                                                        ----------
                                                                                                                            32,023
                                                                                                                        ----------
DISTRICT OF COLUMBIA (1.1%)
District of Columbia GO                                  5.80%          6/1/2004 (3)                      5,480              5,628
District of Columbia GO                                  5.80%          6/1/2004 (3)(ETM)                 1,125              1,156
District of Columbia GO                                  5.30%          6/1/2005 (2)                     10,900             11,569
District of Columbia GO                                  5.25%          6/1/2007 (1)                     16,000             17,699
District of Columbia GO                                  5.50%          6/1/2007 (4)                      8,785              9,793
District of Columbia GO                                  5.25%          6/1/2008 (1)                      5,355              5,978
District of Columbia GO                                  5.50%          6/1/2008 (4)                      3,530              3,979
District of Columbia GO                                  5.50%          6/1/2008 (4)(ETM)                 1,220              1,387
District of Columbia GO VRDO                             1.10%         11/7/2003 (1)                      3,895              3,895
District of Columbia Univ. Rev. (George Washington Univ.)5.50%         9/15/2004 (1)                      4,000              4,151
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2006                          4,745              5,178
                                                                                                                        ----------
                                                                                                                            70,413
                                                                                                                        ----------
FLORIDA (4.8%)
Broward County FL GO                                     5.00%          1/1/2007                          8,300              9,100
Broward County FL GO                                     5.00%          1/1/2008                          4,000              4,437
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                               5.375%         12/1/2010                          4,900              5,306
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                                4.50%         12/1/2011                          5,900              6,052
Broward County FL Resource Recovery Rev.
  (Wheelabrator-South)                                   5.50%         12/1/2008                         22,980             25,738
Broward County FL Resource Recovery Rev.
  (Wheelabrator-South)                                  5.375%         12/1/2009                          2,000              2,209
Broward County FL School Dist. GO                        5.00%         2/15/2006                          3,170              3,414
Broward County FL School Dist. GO                        5.00%         2/15/2007                          2,890              3,174
Florida Board of Educ.                                   5.25%          6/1/2007                          4,890              5,440
Florida Board of Educ.                                   5.25%          6/1/2008                          5,055              5,683
Florida Board of Educ. Capital Outlay                    6.50%          6/1/2004                          5,565              5,738
Florida Board of Educ. Capital Outlay                    5.25%          1/1/2006                          3,540              3,821
Florida Board of Educ. Capital Outlay                    5.00%          6/1/2008 +                        4,000              4,454
Florida Board of Educ. Public Educ.                      5.00%          6/1/2008 (4)                     19,600             21,822
Florida Correctional Privatization Comm. COP             5.25%          8/1/2008 (1)                      4,335              4,877
Florida Dept. of Environmental Protection
  & Preservation Rev.                                    5.00%          7/1/2007 (1)                     10,000             11,055
Florida Dept. of Transp.                                 5.00%          7/1/2007                          5,270              5,826
Florida Dept. of Transp.                                 5.25%          7/1/2008                          4,670              5,256

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)       6.00%          7/1/2004 (2)              $      10,815    $        11,166
Florida Turnpike Auth. Rev.                              5.25%          7/1/2007 (4)                      5,855              6,524
Greater Orlando Aviation Auth. Orlando FL
  Airport Fac. Rev.                                      5.00%         10/1/2005 (1)                      6,855              7,325
Greater Orlando Aviation Auth. Orlando FL
  Airport Fac. Rev.                                      5.25%         10/1/2006 (1)                      7,830              8,610
Greater Orlando Aviation Auth. Orlando FL
  Airport Fac. Rev.                                      5.25%         10/1/2007 (1)                      6,995              7,828
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                                 1.12%         11/3/2003                         22,200             22,200
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                                 1.12%         11/3/2003                          9,400              9,400
JEA Florida St. Johns River Power Park Rev.              5.00%         10/1/2008                         21,000             23,353
Orange County FL Educ. Fac. Auth. Rev.
  (Rollins College) VRDO                                 1.16%         11/3/2003 LOC                      7,100              7,100
Orange County FL Health Fac. Auth. Rev.
  (Orlando Regional Healthcare)                          6.00%         10/1/2004 (1)                      1,160              1,210
Orange County FL Health Fac. Auth. Rev.
  (Orlando Regional Healthcare)                          6.00%         10/1/2004 (1)(ETM)                 2,815              2,943
Orange County FL School Board VRDO                       1.15%         11/3/2003 (1)                     14,815             14,815
Orlando FL Util. Comm. Water & Electric Rev.             5.00%         10/1/2008                          4,835              5,400
Orlando FL Util. Comm. Water & Electric Rev. PUT         5.00%         10/1/2008                         20,000             22,208
Palm Beach County FL Airport System Rev.                 5.50%         10/1/2005 (1)                      8,830              9,517
Palm Beach County FL School Dist. GO                     5.00%          8/1/2004 (1)                      8,715              8,971
Sunshine State Florida Govt. Financing Comm. Rev. VRDO   1.10%         11/7/2003 (2)                      5,500              5,500
                                                                                                                        ----------
                                                                                                                           307,472
                                                                                                                        ----------
GEORGIA (3.9%)
Atlanta GA Airport Fac. Rev.                             0.00%          1/1/2010 (1)                     10,000              7,346
Atlanta GA Airport General Rev. BAN                      1.10%        10/16/2004                         25,000             24,995
Atlanta GA Water & Sewer Rev.                            5.25%          1/1/2007 (3)(Prere.)             15,300             17,042
Atlanta GA Water & Wastewater Rev. VRDO                  1.05%         11/7/2003 (4)                     18,200             18,200
Burke County GA Dev. Auth. PCR
  (Georgia Power Co. Plant Vogtle) PUT                   4.45%         12/1/2008                         25,000             26,692
Burke County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                          1.16%         11/3/2003 (2)                     24,785             24,785
Douglas County GA School Dist. GO                        5.25%          4/1/2004                          4,200              4,273
Fulton County GA Dev. Auth.
  (Robert A. Woodruff Arts Center) VRDO                  1.02%         11/7/2003                         33,580             33,580
Georgia GO                                               6.25%          3/1/2006                          5,000              5,531
Georgia GO                                               6.00%          7/1/2007                         10,580             12,061
Georgia Road & Tollway Auth. Rev.
  (Governors Transp. Choices)                            5.25%          3/1/2007                          6,185              6,838
Georgia Road & Tollway Auth. Rev.
  (Governors Transp. Choices)                            5.25%          3/1/2009                         10,355             11,652
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev.                                 6.25%          7/1/2006 (1)                     10,000             11,184
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev.                                 6.25%          7/1/2008 (1)                      4,000              4,659
Newton County GA School Dist. GO                         5.50%          8/1/2004                          6,185              6,388
Private Colleges & Univ. Auth. of Georgia
  Rev. (Emory Univ.)                                     5.50%         11/1/2006                          8,000              8,889
Private Colleges & Univ. Auth. of Georgia
  Rev. (Emory Univ.)                                     5.50%         11/1/2007                          6,270              7,087
Private Colleges & Univ. Auth. of Georgia
  Rev. (Emory Univ.)                                     5.25%          9/1/2008                         10,000             11,273
Richmond County GA Board of Educ. GO                     5.00%         11/1/2005                          5,000              5,358
                                                                                                                        ----------
                                                                                                                           247,833
                                                                                                                        ----------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LIMITED-TERM TAX-EXEMPT FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
HAWAII (2.3%)
Hawaii Airport System Rev.                               5.50%          7/1/2006 (3)              $      10,000    $        10,907
Hawaii Airport System Rev.                               5.50%          7/1/2007 (3)                     10,000             11,078
Hawaii Airport System Rev.                               6.00%          7/1/2007 (3)                      6,000              6,747
Hawaii Airport System Rev.                               5.50%          7/1/2009 (3)                     10,275             11,451
Hawaii GO                                                5.25%          4/1/2004 (1)                     14,600             14,852
Hawaii GO                                                5.50%          4/1/2004 (1)                     11,920             12,138
Hawaii GO                                                5.70%         10/1/2004 (1)(ETM)                10,000             10,419
Hawaii GO                                                6.25%          3/1/2005 (3)                      8,585              9,143
Hawaii GO                                                5.50%          4/1/2005 (1)                     13,630             14,437
Hawaii GO                                                6.00%         11/1/2005 (3)                      5,000              5,451
Hawaii GO                                                5.25%          2/1/2007 (4)                     10,375             11,433
Hawaii GO                                                5.50%          8/1/2007 (3)                      2,330              2,615
Hawaii GO                                                5.75%          4/1/2008 (1)                      4,005              4,560
Hawaii GO                                                5.50%          8/1/2008 (3)                      6,755              7,667
Honolulu HI City & County GO                             5.25%         11/1/2003 (3)                     13,135             13,135
                                                                                                                        ----------
                                                                                                                           146,033
                                                                                                                        ----------
ILLINOIS (4.6%)
Chicago IL O'Hare International Airport Rev.             5.50%          1/1/2006 (2)                     16,120             17,349
Chicago IL O'Hare International Airport Rev.             5.50%          1/1/2006 (2)                      3,970              4,273
Chicago IL O'Hare International Airport Rev.             5.50%          1/1/2007 (2)                      3,140              3,444
Chicago IL School Finance Auth. GO                       5.10%          6/1/2004 (3)                     10,000             10,229
Chicago IL Transit Auth. Capital Grant Receipts Rev.
  (Douglas Branch Project)                               4.00%          6/1/2006 (2)                      6,500              6,587
Illinois Dev. Finance Auth. Hosp. Rev.
  (Evanston Northwestern Healthcare Corp.) VRDO          1.05%         11/7/2003                          9,500              9,500
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)    4.40%         12/1/2006 (2)                     19,000             20,473
Illinois Dev. Finance Auth. Rev. (Provena Health)        5.50%         5/15/2004 (1)                      4,740              4,848
Illinois Dev. Finance Auth. Rev. (Provena Health)        5.50%         5/15/2005 (1)                      2,500              2,650
Illinois Dev. Finance Auth. Rev. (Provena Health)        5.50%         5/15/2006 (1)                      2,000              2,177
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management)                                     5.85%          2/1/2007                          7,185              7,633
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT    4.40%          7/1/2004                          6,225              6,360
Illinois GO                                              5.60%          4/1/2004 (Prere.)                 4,100              4,260
Illinois GO                                              5.50%         12/1/2004                         12,000             12,563
Illinois GO                                              5.00%          2/1/2005 (3)                      4,500              4,708
Illinois GO                                              4.00%         12/1/2006                          5,000              5,333
Illinois GO                                              5.00%         10/1/2007 (4)                      9,000              9,962
Illinois GO                                              5.25%         11/1/2007 (3)                      5,000              5,592
Illinois GO                                              5.00%         12/1/2007                          5,475              6,077
Illinois GO                                              5.25%          8/1/2008                         14,500             16,268
Illinois GO                                              5.00%         10/1/2008                          5,790              6,447
Illinois GO                                              5.00%         10/1/2008 (4)                      7,000              7,801
Illinois GO                                              5.25%         11/1/2008 (3)                      4,000              4,509
Illinois GO                                              5.75%          1/1/2009 (3)                      3,000              3,426
Illinois GO                                              5.50%          8/1/2009                          8,610              9,811
Illinois GO                                              5.00%         10/1/2009                         14,800             16,511
Illinois Health Fac. Auth. Rev.
  (Advocate Health Care Network)                         5.25%         8/15/2005 (ETM)                    2,085              2,231
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)                          5.00%          6/1/2004 (1)                      3,080              3,147
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)                          5.00%          6/1/2006 (1)                      4,400              4,743

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)                          5.25%          6/1/2007 (1)              $       5,270    $         5,805
Illinois Health Fac. Auth. Rev.
  (OSF Healthcare System) VRDO                           1.17%         11/3/2003 LOC                     10,000             10,000
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO           1.12%         11/3/2003 (1)                      9,040              9,040
Illinois Sales Tax Rev.                                  5.60%         6/15/2004                          4,000              4,111
Illinois Student Assistance Comm. Student Loan Rev.      5.70%          3/1/2006                          4,000              4,081
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%         6/15/2008 (3)                        170                149
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                        0.00%         6/15/2008 (3)(ETM)                 1,220              1,076
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                        0.00%         6/15/2008 (3)(ETM)                 6,500              5,733
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                        5.25%         6/15/2008 (1)                      3,250              3,639
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO                         5.00%          6/1/2005 (3)                      5,000              5,287
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO                       5.00%          6/1/2006 (3)                      6,950              7,532
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO                       5.00%          6/1/2007 (3)                      9,710             10,686
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
  McHenry, and Will Counties IL GO                       5.25%          6/1/2008 (3)                      9,855             11,038
                                                                                                                        ----------
                                                                                                                           297,089
                                                                                                                        ----------
INDIANA (0.8%)
Indiana Of?ce Building Comm. Fac. Rev.
  (New Castle Correctional Fac.)                         5.25%          7/1/2008 (3)                      3,040              3,402
Indiana Univ. Rev. (Student Fee)                         5.25%          8/1/2004 (1)                      4,000              4,124
Indiana Univ. Rev. (Student Fee)                         5.25%          8/1/2005 (1)                      1,345              1,435
Indiana Univ. Rev. (Student Fee)                         5.25%          8/1/2007 (1)                      1,000              1,113
Indianapolis IN Airport Auth. Rev.                       5.00%          7/1/2004 (3)                      5,000              5,125
Indianapolis IN Local Public Improvement Rev.            5.50%          2/1/2007                         12,255             13,596
Rockport IN PCR (AEP Generating Co.) PUT                 4.05%         7/13/2006 (2)                     21,000             22,203
                                                                                                                        ----------
                                                                                                                            50,998
                                                                                                                        ----------
KANSAS (0.5%)
Kansas Dept. of Transp. Highway Rev.                     7.25%          3/1/2006                          5,820              6,561
Kansas Dept. of Transp. Highway Rev.                     5.50%          9/1/2006                          6,000              6,633
Kansas Dept. of Transp. Highway Rev. VRDO                1.02%         11/7/2003                         18,800             18,800
Wichita KS Sales Tax Rev.                                5.00%          4/1/2007                          2,610              2,868
                                                                                                                        ----------
                                                                                                                            34,862
                                                                                                                        ----------
KENTUCKY (2.5%)
Jefferson County KY GO                                   0.00%         8/15/2004 (4)                      3,980              3,944
Jefferson County KY GO                                   0.00%         8/15/2005 (4)                      4,780              4,654
Kenton County KY Airport Board Special Fac. Rev.
  (Airis Cincinnati LLC) VRDO                            1.15%         11/7/2003                         10,000             10,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
  (Baptist Healthcare) VRDO                              1.15%         11/3/2003 (1)                      2,200              2,200
Kentucky Property & Building Comm. Rev.                  5.25%          2/1/2005                          4,090              4,293
Kentucky Property & Building Comm. Rev.                  5.50%          8/1/2006 (4)                     10,520             11,599
Kentucky Property & Building Comm. Rev.                  5.25%          2/1/2007 (4)                      1,500              1,654
Kentucky Property & Building Comm. Rev.                  5.25%          8/1/2007 (4)                     13,000             14,485
Kentucky Property & Building Comm. Rev.                  5.50%          8/1/2007                          4,550              5,109

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LIMITED-TERM TAX-EXEMPT FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Building Comm. Rev.                  5.50%          8/1/2008                  $         210    $           238
Kentucky Property & Building Comm. Rev.                  5.50%          8/1/2008 (ETM)                    7,290              8,321
Kentucky Property & Building Comm. Rev.                  6.00%         10/1/2008                         10,000             11,594
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
  (Revitalization Project)                               6.50%          7/1/2007 (2)                     18,000             20,773
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
  (Revitalization Project)                               5.50%          7/1/2008 (2)                      5,060              5,736
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
  (Revitalization Project)                               5.75%          7/1/2008 (4)                     26,760             30,618
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
  (Revitalization Project)                               5.50%          7/1/2009 (2)                     15,000             17,121
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.25%          7/1/2008 (4)                      2,345              2,600
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.25%          7/1/2010 (4)                      2,700              2,965
                                                                                                                        ----------
                                                                                                                           157,904
                                                                                                                        ----------
LOUISIANA (0.9%)
Jefferson Parish LA Sales Tax Dist. Special
  Sales Tax Rev.                                         5.50%         12/1/2004 (4)                      5,145              5,388
Jefferson Parish LA Sales Tax Dist. Special
  Sales Tax Rev.                                         5.50%         12/1/2005 (4)                      3,790              4,110
Jefferson Parish LA School Board Sales & Tax Rev.        5.25%          2/1/2005 (1)                      8,300              8,712
Jefferson Parish LA School Board Sales & Tax Rev.        5.25%          2/1/2006 (1)                      8,740              9,445
Jefferson Parish LA School Board Sales & Tax Rev.        5.25%          2/1/2007 (1)                      9,190             10,127
Louisiana GO                                             5.25%          4/1/2006 (3)                      9,335             10,135
Louisiana Offshore Terminal Auth. Deep Water Port Rev.
  (LOOP LLC Project) PUT                                 4.00%          9/1/2008                          5,000              5,192
Louisiana Public Fac. Auth. Hosp. Rev.
  (Franciscan Missionaries)                              5.50%          7/1/2005 (4)                      5,865              6,252
                                                                                                                        ----------
                                                                                                                            59,361
                                                                                                                        ----------
MARYLAND (1.6%)
Anne Arundel County MD GO                                5.00%          3/1/2008                          7,375              8,184
Maryland Dept. of Transp.                                5.25%          2/1/2007                          9,000              9,929
Maryland GO                                              5.25%          3/1/2007                         21,005             23,272
Maryland GO                                              5.25%          2/1/2008                          5,000              5,603
Maryland GO                                              5.25%          3/1/2008                         24,935             27,981
Washington Suburban Sanitation Dist.
  Maryland General Construction GO                       5.25%          6/1/2007                         10,000             11,121
Washington Suburban Sanitation Dist.
  Maryland Water Supply GO                               5.25%          6/1/2009                         12,785             14,465
                                                                                                                        ----------
                                                                                                                           100,555
                                                                                                                        ----------
MASSACHUSETTS (4.6%)
Boston MA GO                                             5.00%          2/1/2008 (1)                      5,000              5,527
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                 5.25%          1/1/2006 (1)                     15,170             16,203
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                 5.25%          1/1/2007 (1)                     15,070             16,352
Massachusetts Educ. Finance Auth. Educ. Loan Rev.        4.40%         12/1/2005 (1)                      1,775              1,877
Massachusetts Educ. Finance Auth. Educ. Loan Rev.        4.50%         12/1/2006 (1)                      2,145              2,303
Massachusetts Educ. Finance Auth. Educ. Loan Rev.        4.55%         12/1/2007 (1)                      2,880              3,124
Massachusetts GAN                                        5.75%         6/15/2007                          9,650             10,875
Massachusetts GAN                                        5.75%        12/15/2008                         16,210             18,683
Massachusetts GO                                         5.00%          1/1/2005                          4,500              4,693

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts GO                                         5.00%          2/1/2006                  $       7,820    $         8,391
Massachusetts GO                                         5.50%          2/1/2007 (1)                     20,000             22,195
Massachusetts GO                                         5.25%         12/1/2007                         10,000             11,167
Massachusetts GO                                         5.50%          2/1/2008 (1)                     10,000             11,255
Massachusetts GO                                         5.25%          8/1/2008 (Prere.)                 7,945              8,989
Massachusetts GO                                        5.375%          8/1/2008                         10,000             11,237
Massachusetts GO                                         5.75%         10/1/2008                          6,710              7,673
Massachusetts GO VRDO                                    1.15%         11/3/2003                          5,000              5,000
Massachusetts GO VRDO                                    1.15%         11/3/2003                          8,520              8,520
Massachusetts GO VRDO                                    1.15%         11/7/2003                         21,800             21,800
Massachusetts GO VRDO                                    1.15%         11/7/2003                         10,000             10,000
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                      5.25%          7/1/2004                          2,500              2,522
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                      5.25%          7/1/2006                          3,000              3,043
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                      5.75%          7/1/2006                          5,385              5,528
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                      5.75%          7/1/2007                          5,785              5,959
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Harvard Univ.) VRDO                                   1.00%         11/7/2003                          1,000              1,000
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Partners Healthcare System)                           5.00%          7/1/2007                          1,000              1,090
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Univ. of Massachusetts) VRDO                          1.00%         11/7/2003 LOC                      5,100              5,100
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                      5.50%          7/1/2008 (1)                     15,400             17,357
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                      5.00%          7/1/2009 (1)                     14,110             15,632
Massachusetts Special Obligation Rev.                    7.50%          6/1/2007 (3)                     16,425             19,456
Massachusetts Water Resources Auth. Rev. VRDO            1.05%         11/7/2003 (3)                     12,665             12,665
Massachusetts Water Resources Auth. Rev. VRDO            1.05%         11/7/2003 (3)                      3,300              3,300
                                                                                                                        ----------
                                                                                                                           298,516
                                                                                                                        ----------
MICHIGAN (5.4%)
Detroit MI Sewer System Rev.                             5.00%          7/1/2010 (4)                      8,510              9,469
Detroit MI Water Supply System VRDO                      1.05%         11/7/2003 (3)                     21,100             21,100
Greater Detroit MI Resource Recovery Auth.               5.50%        12/13/2003 (2)                      7,000              7,035
Greater Detroit MI Resource Recovery Auth.               5.50%        12/13/2003 (2)                     10,995             11,051
Greater Detroit MI Resource Recovery Auth.               5.50%        12/13/2004 (2)                     12,990             13,601
Michigan Building Auth. Rev.                             6.50%         10/1/2004 (ETM)                   14,500             15,222
Michigan Building Auth. Rev.                             5.25%        10/15/2004 (ETM)                   19,885             20,680
Michigan Building Auth. Rev.                             5.50%        10/15/2007                          3,855              4,348
Michigan Building Auth. Rev.                             5.50%        10/15/2007                          5,945              6,705
Michigan Building Auth. Rev.                             5.50%        10/15/2008                          6,435              7,334
Michigan Building Auth. Rev.                             5.50%        10/15/2008                          6,790              7,739
Michigan Comprehensive Transp. Rev.                      5.00%         5/15/2008 (4)                      1,230              1,365
Michigan GAN VRDO                                        1.05%         11/7/2003 (4)                     14,000             14,000
Michigan GO                                              5.25%         12/1/2005                          5,750              6,214
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)                      5.50%         10/1/2005 (ETM)                    6,655              7,182
Michigan Muni. Bond Auth. Rev.                           5.00%          5/1/2007                          6,420              7,060

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LIMITED-TERM TAX-EXEMPT FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Michigan Muni. Bond Auth. Rev.                           5.00%          5/1/2009                  $       9,445    $        10,506
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                           5.50%         10/1/2006 (ETM)                    7,575              8,411
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                           5.25%         10/1/2007                         10,190             11,399
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                           5.50%         10/1/2007 (ETM)                    9,405             10,624
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                             5.25%         10/1/2008                         11,960             13,496
Michigan Public Power Agency Rev. (Belle River)          5.00%          1/1/2007 (1)                      6,000              6,553
Michigan Strategic Fund Fac. Rev.
  (Waste Management Inc.) PUT                            4.20%          8/1/2004                         10,000             10,101
Michigan Trunk Line Rev.                                 5.00%         10/1/2006 (4)                      1,000              1,093
Michigan Trunk Line Rev.                                 5.00%         10/1/2007 (4)                      1,000              1,108
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO 1.20%         11/3/2003                         17,970             17,970
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO 1.03%         11/7/2003                         10,605             10,605
Univ. of Michigan Hosp. Rev. VRDO                        1.20%         11/3/2003                         17,550             17,550
Univ. of Michigan Hosp. Rev. VRDO                        1.03%         11/7/2003                         19,100             19,100
Univ. of Michigan Univ. Rev.                             5.00%          4/1/2008                          2,705              2,998
Univ. of Michigan Univ. Rev. VRDO                        1.03%         11/7/2003                         25,250             25,250
Wayne Charter County MI Airport Rev.                     5.25%         12/1/2006 (1)                      6,620              7,236
Wayne Charter County MI Airport Rev.
  (Detroit Metro. Wayne County)                          5.25%         12/1/2008 (3)                      7,065              7,835
Western Township MI Sewage Disposal System Rev.          5.25%          1/1/2008 (1)                      3,700              4,122
                                                                                                                        ----------
                                                                                                                           346,062
                                                                                                                        ----------
MINNESOTA (1.3%)
Minnesota GO                                             6.00%          8/1/2004                          5,000              5,183
Minnesota GO                                             5.00%          8/1/2005                         26,000             27,673
Minnesota GO                                             6.00%          8/1/2005                          8,255              8,924
Minnesota GO                                             5.50%          6/1/2006                          8,730              9,589
Minnesota GO                                             5.00%          8/1/2007                         20,000             22,144
Minnesota Public Fac. Water PCR                          5.50%          3/1/2009                          4,500              5,119
Southern Minnesota Muni. Power Agency
Power Supply System Rev.                                 5.00%          1/1/2009 (2)                      5,000              5,541
                                                                                                                        ----------
                                                                                                                            84,173
                                                                                                                        ----------
MISSISSIPPI (0.4%)
Mississippi GO                                           7.00%          5/1/2004                          4,555              4,688
Mississippi GO                                           5.00%         10/1/2006                         10,160             11,110
Mississippi GO                                           5.75%         11/1/2007                          5,000              5,687
Mississippi Home Corp. Single Family Rev.                5.10%         12/1/2022                          4,020              4,226
                                                                                                                        ----------
                                                                                                                            25,711
                                                                                                                        ----------
MISSOURI (0.4%)
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)5.25%          6/1/2006                         10,230             11,045
Missouri Water Pollution Control GO                      5.00%         10/1/2008                         11,350             12,722
                                                                                                                        ----------
                                                                                                                            23,767
                                                                                                                        ----------
NEBRASKA (0.2%)
Nebraska Public Power Dist. Rev.                         5.00%          1/1/2007 (1)                      9,000              9,833
                                                                                                                        ----------
NEVADA (2.6%)
Clark County NV GO                                       5.00%         11/1/2004                          6,570              6,824
Clark County NV Las Vegas Convention & Visitor Auth. GO  5.00%          7/1/2007                          4,410              4,861

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)             6.25%          7/1/2005 (1)              $       4,310    $         4,634
Clark County NV School Dist. GO                          5.00%         6/15/2005 (1)                     13,330             14,113
Clark County NV School Dist. GO                          5.00%         6/15/2007 (1)                     13,475             14,840
Clark County NV School Dist. GO                          5.25%         6/15/2007 (4)                     12,335             13,692
Clark County NV School Dist. GO                          5.00%          6/1/2008 (3)                     30,735             34,093
Clark County NV School Dist. GO                          5.00%         6/15/2008 (1)                      6,000              6,659
Clark County NV School Dist. GO                          5.50%         6/15/2008 (4)                     33,555             37,968
Clark County NV School Dist. GO                          4.00%          6/1/2009 (3)                     16,265             17,251
Nevada GO                                                5.00%          7/1/2004                          5,030              5,160
Nevada GO                                                5.25%         5/15/2009                          7,625              8,411
                                                                                                                        ----------
                                                                                                                           168,506
                                                                                                                        ----------
NEW HAMPSHIRE (0.8%)
New Hampshire Business Finance Auth. PCR
  (United Illuminating) PUT                              4.55%          2/1/2004                         36,000             36,173
New Hampshire Business Finance Auth. PCR
  (United Illuminating) PUT                              3.25%         12/3/2007 (2)                      6,950              7,105
New Hampshire GO                                         5.00%         11/1/2008                          6,000              6,706
                                                                                                                        ----------
                                                                                                                            49,984
                                                                                                                        ----------
NEW JERSEY (3.2%)
New Jersey Econ. Dev. Auth. Rev.
  (Waste Management New Jersey Inc. Project) PUT         4.00%        10/31/2004                          5,000              5,058
New Jersey Environmental Infrastructure Trust            5.50%          9/1/2007                          5,960              6,718
New Jersey Environmental Infrastructure Trust            5.50%          9/1/2008                          6,280              7,162
New Jersey GO                                            5.00%          2/1/2007                          4,500              4,927
New Jersey GO                                            5.00%         7/15/2007                         10,000             11,022
New Jersey Transit Corp. Capital GAN                     5.75%          2/1/2007 (2)                     15,000             16,732
New Jersey Transp. Corp. COP                             5.50%         9/15/2008 (2)                     25,000             28,271
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%         6/15/2005 (2)                     10,000             10,737
New Jersey Transp. Trust Fund Auth. Rev.                 5.00%        12/15/2006                         26,000             28,468
New Jersey Transp. Trust Fund Auth. Rev.                 5.50%         6/15/2007                          5,665              6,321
New Jersey Transp. Trust Fund Auth. Rev.                 5.50%         6/15/2007 (ETM)                   10,000             11,247
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%         6/15/2007 (2)(Prere.)             15,000             17,424
New Jersey Transp. Trust Fund Auth. Rev.                5.375%        12/15/2007                         25,530             28,690
New Jersey Turnpike Auth. Rev. VRDO                      1.00%         11/7/2003 (4)                     21,800             21,800
Passaic Valley NJ Sewer System Rev.                      5.70%         12/1/2003 (2)(ETM)                 2,475              2,485
                                                                                                                        ----------
                                                                                                                           207,062
                                                                                                                        ----------
NEW MEXICO (1.7%)
Albuquerque NM Water & Sewer System Rev.                 5.00%          7/1/2004                          4,500              4,617
Farmington NM PCR
  (Public Service - San Juan Project) PUT                2.75%          4/1/2004                         26,305             26,331
Hurley NM PCR (Kennecott Santa Fe Corp.
  Project British Petroleum) VRDO                        1.15%         11/3/2003                         10,000             10,000
New Mexico Educ. Assistance Funding Student Loan Rev.    6.60%          3/1/2005                          4,885              4,959
New Mexico GO                                            5.00%          3/1/2007                         12,130             13,303
New Mexico GO                                            5.00%          9/1/2007                          9,515             10,532
New Mexico GO                                            5.00%          9/1/2008                          5,000              5,575
New Mexico Highway Comm. Tax Rev.                        5.00%         6/15/2005                          4,740              5,018
New Mexico Highway Comm. Tax Rev.                        5.00%         6/15/2005 (2)                      3,000              3,177
New Mexico Highway Comm. Tax Rev.                        5.00%         6/15/2007 (2)                      2,500              2,755
New Mexico Highway Comm. Tax Rev.                        5.25%         6/15/2007                          7,540              8,369

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LIMITED-TERM TAX-EXEMPT FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Highway Comm. Tax Rev.                        5.00%         6/15/2008                  $       9,335    $        10,377
New Mexico Severance Tax Rev.                            5.00%          7/1/2007                          6,800              7,502
                                                                                                                        ----------
                                                                                                                           112,515
                                                                                                                        ----------
NEW YORK (10.2%)
Long Island NY Power Auth. Electric System Rev.          5.00%          6/1/2006                         10,000             10,722
Long Island NY Power Auth. Electric System Rev. VRDO     1.02%         11/7/2003 LOC                     22,000             22,000
Muni. Assistance Corp. for New York City NY              6.00%          7/1/2004                          9,500              9,817
Muni. Assistance Corp. for New York City NY              6.00%          7/1/2005                         10,370             11,192
Muni. Assistance Corp. for New York City NY              6.00%          7/1/2007                          9,700             11,072
New York City NY GO                                      7.50%          2/1/2004                          5,250              5,311
New York City NY GO                                      5.00%          8/1/2008                         25,535             27,818
New York City NY GO                                      5.25%          8/1/2008                          7,670              8,440
New York City NY GO                                      5.25%          8/1/2008                         16,450             18,102
New York City NY GO                                      5.25%          8/1/2008 (3)                     10,000             11,254
New York City NY GO                                      5.25%          8/1/2009                         35,110             38,708
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                              5.00%         6/15/2005                         25,000             26,474
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                              5.25%         6/15/2006                         30,000             32,735
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.16%         11/3/2003                         21,400             21,400
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.16%         11/3/2003                         12,200             12,200
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.17%         11/3/2003 (3)                     12,150             12,150
New York City NY Transitional Finance Auth. Rev. VRDO    1.15%         11/3/2003                         22,775             22,775
New York City NY Transitional Finance Auth. Rev. VRDO    1.15%         11/3/2003                         11,000             11,000
New York City NY Transitional Finance Auth. Rev. VRDO    1.17%         11/3/2003                         18,000             18,000
New York City NY Transitional Finance Auth. Rev. VRDO    1.10%         11/7/2003                          8,965              8,965
New York State Dormitory Auth. Rev. (Brookdale Hosp.)    5.50%         2/15/2004                          6,040              6,114
New York State Dormitory Auth. Rev. (Presbyterian Hosp.) 5.50%         2/15/2004 (2)                      4,500              4,556
New York State Energy Research & Dev. Auth. PCR
  (Central Hudson Gas & Electric Corp.) PUT              4.20%         12/1/2003 (2)                      7,390              7,408
New York State Environmental Fac. Corp. Rev.
  (Clean Water & Drinking Revolving Funds)               5.00%         6/15/2004                            570                584
New York State Environmental Fac. Corp. Rev.
  (Clean Water & Drinking Revolving Funds)               5.00%         6/15/2004 (ETM)                    3,430              3,515
New York State Environmental Fac. Corp. Rev.
  (Clean Water & Drinking Revolving Funds)               5.00%         6/15/2008                          9,415             10,511
New York State Housing Finance Agency Rev.
  (Chelsea Apartments) VRDO                              1.15%         11/7/2003 LOC                     20,000             20,000
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                           4.40%         11/1/2004 (1)                      8,280              8,544
New York State Power Auth. Rev.                          5.50%        11/15/2007                         13,565             15,318
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          6.00%          4/1/2004 (1)                     11,195             11,424
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          6.25%          4/1/2004 (1)                     10,185             10,404
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          5.25%          4/1/2007 (1)                      4,000              4,433
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          5.25%          4/1/2008 (1)                      3,730              4,183

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          5.25%          4/1/2008 (2)              $      13,220    $        14,825
New York State Thruway Auth. Rev. (Service Contract)     5.00%          4/1/2007                         21,370             23,425
New York State Thruway Auth. Rev. (Service Contract)     5.00%         3/15/2008 +                       13,100             14,431
New York State Thruway Auth. Rev. (Service Contract)     5.00%          4/1/2008                         23,480             25,971
New York State Urban Dev. Corp. Rev.
  (Community Enhancement Fac.)                           5.00%          4/1/2004                          8,570              8,705
New York State Urban Dev. Corp. Rev.
  (Correctional & Youth Fac.)                            5.00%          1/1/2006                          5,000              5,355
New York State Urban Dev. Corp. Rev.
  (Correctional & Youth Fac.)                            5.00%          1/1/2007                         14,865             16,207
New York State Urban Dev. Corp. Rev.
  (Personal Income Tax)                                  5.00%        12/15/2006                         10,000             10,959
Port Auth. of New York & New Jersey Rev.                3.625%         4/15/2004                         40,000             40,480
Suffolk County NY Water Auth. Rev.                       5.25%          6/1/2004 (2)(Prere.)             10,000             10,247
Triborough Bridge & Tunnel Auth. New York Rev.           5.00%        11/15/2005                         10,000             10,728
Triborough Bridge & Tunnel Auth. New York Rev.           5.25%        11/15/2008                         14,000             15,794
Triborough Bridge & Tunnel Auth. New York Rev. VRDO      1.10%         11/7/2003 (4)                      9,600              9,600
                                                                                                                        ----------
                                                                                                                           653,856
                                                                                                                        ----------
NORTH CAROLINA (1.7%)
Durham NC GO                                             5.00%          2/1/2008                          5,340              5,926
Mecklenburg County NC GO                                 4.00%          2/1/2009                         10,500             11,187
North Carolina Eastern Muni. Power Agency Rev.          5.375%          1/1/2010                         25,745             27,632
North Carolina Eastern Muni. Power Agency Rev.           5.50%          1/1/2010                          5,400              5,832
North Carolina Eastern Muni. Power Agency Rev.           5.50%          1/1/2011                          8,000              8,576
North Carolina GO                                        5.00%          3/1/2008                          5,000              5,555
North Carolina Muni. Power Agency Rev.                   5.00%          1/1/2005                          3,000              3,111
North Carolina Muni. Power Agency Rev.                   8.00%          1/1/2006 (2)                     18,000             20,414
Wake County NC Public Improvement GO                     4.50%          3/1/2007                          8,500              9,207
Wake County NC Public Improvement GO                     5.00%          4/1/2007                          8,000              8,808
                                                                                                                        ----------
                                                                                                                           106,248
                                                                                                                        ----------
OHIO (3.6%)
Cleveland OH Airport System Rev.                         5.50%          1/1/2008 (4)                      8,070              8,941
Columbus OH GO                                           5.00%          7/1/2007                          5,410              5,979
Columbus OH GO                                           5.00%          7/1/2007                          7,395              8,173
Cuyahoga County OH Hosp. Rev.
  (Univ. Health Systems, Inc.) VRDO                      1.05%         11/7/2003 (2)                      3,000              3,000
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                         5.00%         10/1/2006                          5,000              5,373
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                         5.25%         10/1/2007                          5,000              5,467
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                         5.25%         10/1/2008                          6,945              7,624
Ohio Air Quality Dev. Auth. (Ohio Edison) PUT            3.25%          2/1/2008 (2)                      5,000              5,058
Ohio GO                                                  5.75%         6/15/2005                          5,810              6,224
Ohio GO                                                  0.00%          9/1/2007                          5,000              4,566
Ohio GO                                                  5.00%         3/15/2008                          3,000              3,328
Ohio GO                                                  5.00%          8/1/2008                         14,800             16,498
Ohio Higher Educ. Capital Fac. Rev.                      5.75%          5/1/2007                          6,930              7,800
Ohio Higher Educ. Capital Fac. Rev.                      5.50%         12/1/2007                         24,500             27,719
Ohio Higher Educ. Capital Fac. Rev.                      5.50%         12/1/2008                         18,440             21,068

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LIMITED-TERM TAX-EXEMPT FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Ohio Highway Capital Improvements Rev.                   5.50%          5/1/2006                  $      22,500    $        24,650
Ohio Highway Capital Improvements Rev.                   5.00%          5/1/2007                          5,000              5,509
Ohio Housing Finance Agency Mortgage Rev.               5.625%          3/1/2032                          4,285              4,610
Ohio Infrastructure Improvement GO                       5.25%          8/1/2006                          3,995              4,379
Ohio State Univ. General Receipts Rev. VRDO              1.05%         11/7/2003                          4,800              4,800
Ohio State Univ. General Receipts Rev. VRDO              1.05%         11/7/2003                         12,600             12,600
Ohio Turnpike Comm. Turnpike Rev.                        5.75%         2/15/2004 (Prere.)                14,250             14,729
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT       5.58%         6/15/2004                         21,700             21,941
Ohio Water Dev. Auth. Water PCR                          5.25%         12/1/2009                          3,625              4,131
                                                                                                                        ----------
                                                                                                                           234,167
                                                                                                                        ----------
OKLAHOMA (0.7%)
Grand River Dam Auth. Oklahoma Rev.                      5.75%          6/1/2006 (4)                     18,250             20,137
Oklahoma County OK GO                                    5.00%          2/1/2007 (3)                      5,700              6,245
Tulsa County OK Ind. Auth. Rev.                          5.00%          1/1/2006 (2)                      6,450              6,924
Tulsa County OK Ind. Auth. Rev.                          5.00%          7/1/2006 (2)                      6,450              7,013
Tulsa County OK Ind. Auth. Rev.                          5.00%          1/1/2007 (2)                      6,450              7,055
                                                                                                                        ----------
                                                                                                                            47,374
                                                                                                                        ----------
OREGON (0.4%)
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.50%          5/1/2005                          7,000              7,409
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.50%          5/1/2007                          6,000              6,647
Oregon GO VRDO                                           0.98%         11/7/2003                          1,418              1,418
Oregon State Dept. Administrative Services               5.00%          9/1/2007 (4)                     10,900             12,078
                                                                                                                        ----------
                                                                                                                            27,552

PENNSYLVANIA (3.1%)
Allegheny County PA Hosp. Dev. Auth. Rev.
  (Univ. of Pittsburgh)                                  5.50%         6/15/2007                          3,000              3,249
Beaver County PA IDA PCR (Ohio Edison) PUT               4.65%          6/1/2004                         10,000             10,051
Beaver County PA IDA PCR (Toledo Edison) PUT             4.85%          6/1/2004                          3,000              3,019
Delaware County PA IDA PCR (PECO Energy Co.) PUT         5.20%         10/1/2004                         11,000             11,311
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                         5.00%          7/1/2008                          4,365              4,824
Pennsylvania GO                                          5.25%        10/15/2004                         13,850             14,401
Pennsylvania GO                                          5.00%          2/1/2007                          7,260              7,950
Pennsylvania GO                                          5.50%          7/1/2007 (1)                     26,395             29,635
Pennsylvania GO                                          5.00%          8/1/2010                          6,210              6,858
Pennsylvania State Univ. Rev.                            5.00%          3/1/2008                          8,025              8,881
Philadelphia PA Gas Works Rev.                           5.25%          7/1/2009 (4)                      8,885             10,006
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) PUT                 5.00%          7/1/2007 (1)                     18,250             20,030
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO                1.12%         11/3/2003                          6,000              6,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO                1.12%         11/3/2003 (1)                      3,200              3,200
Philadelphia PA IDA Rev. (Philadelphia Airport System)   6.00%         6/15/2005 (3)                      4,835              5,171
Philadelphia PA IDA Rev. (Philadelphia Airport System)   5.50%          7/1/2005 (3)                      3,775              4,021
Philadelphia PA IDA Rev. (Philadelphia Airport System)   5.00%          7/1/2006 (3)                      3,700              3,987
Philadelphia PA IDA Rev. (Philadelphia Airport System)   5.25%          7/1/2007 (3)                      3,905              4,305
Philadelphia PA IDA Rev. (Philadelphia Airport System)   5.25%          7/1/2009 (3)                      4,085              4,525
Philadelphia PA School Dist. GO                          5.25%          3/1/2004 (1)                      9,150              9,277

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)              $       5,000    $         5,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                     12,800             12,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                        800                800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      5,400              5,400
York County PA Solid Waste & Refuse Auth. Rev.           5.25%         12/1/2008 (3)                      2,485              2,807
                                                                                                                        ----------
                                                                                                                           197,508
                                                                                                                        ----------
PUERTO RICO (0.3%)
Puerto Rico GO                                           5.00%          7/1/2009                          4,055              4,448
Puerto Rico Highway & Transp. Auth. Rev.                 5.00%          7/1/2007                         15,000             16,399
                                                                                                                        ----------
                                                                                                                            20,847
                                                                                                                        ----------
RHODE ISLAND (0.3%)
Rhode Island GO                                          6.00%          8/1/2004 (1)                     11,345             11,759
Rhode Island Housing & Mortgage Finance Corp. Rev.       3.75%         8/11/2005                         10,250             10,653
                                                                                                                        ----------
                                                                                                                            22,412
                                                                                                                        ----------
SOUTH CAROLINA (0.7%)
South Carolina GO                                        5.10%          2/1/2004                          3,940              3,980
South Carolina GO                                        5.75%          1/1/2006                          5,000              5,450
South Carolina GO                                        5.50%          4/1/2008                         14,515             16,448
South Carolina Jobs Econ. Dev. Auth.
  Hosp. Improvement Rev. (Palmetto Health Alliance)      7.00%        12/15/2004 (ETM)                    3,245              3,451
South Carolina Jobs Econ. Dev. Auth.
  Hosp. Improvement Rev. (Palmetto Health Alliance)      7.00%        12/15/2005 (ETM)                    3,500              3,897
South Carolina Jobs Econ. Dev. Auth.
  Hosp. Improvement Rev. (Palmetto Health Alliance)      6.70%        12/15/2006 (ETM)                    2,640              3,025
South Carolina Jobs Econ. Dev. Auth.
  Hosp. Improvement Rev. (Palmetto Health Alliance)      7.00%        12/15/2007 (ETM)                    5,265              6,240
South Carolina Public Service Auth. Rev.                 5.00%          1/1/2007                          5,000              5,445
                                                                                                                        ----------
                                                                                                                            47,936
                                                                                                                        ----------
SOUTH DAKOTA (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev.
  (Sioux Valley Hosp. & Health System) PUT               4.85%          5/1/2006                         15,000             15,848
                                                                                                                        ----------
TENNESSEE (1.1%)
Johnson City TN Health & Educ. Rev.
  (Johnson City Medical Center)                          5.00%          7/1/2005 (1)(ETM)                 4,265              4,516
Metro. Govt. of Nashville & Davidson County TN GO        5.25%        10/15/2006                         10,000             11,021
Metro. Govt. of Nashville & Davidson County TN GO        5.25%        10/15/2007                         20,470             22,911
Metro. Govt. of Nashville & Davidson County TN GO        5.00%        10/15/2008                          5,000              5,588
Metro. Govt. of Nashville & Davidson County TN
  Health & Educ. Fac. (Vanderbilt Univ.) VRDO            1.15%         11/3/2003                         16,555             16,555
Metro. Govt. of Nashville & Davidson County TN
  IDR (Waste Management Team) PUT                        4.10%          8/1/2004                          3,500              3,533
Shelby County TN GO                                      5.00%          4/1/2008                          4,550              5,047
                                                                                                                        ----------
                                                                                                                            69,171
                                                                                                                        ----------
TEXAS (12.4%)
Abilene TX Waterworks & Sewer Systems GO                 2.37%         2/15/2006                          2,500              2,502
Abilene TX Waterworks & Sewer Systems GO                 2.85%         2/15/2007                          2,500              2,503

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LIMITED-TERM TAX-EXEMPT FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Abilene TX Waterworks & Sewer Systems GO                 3.20%         2/15/2008                  $       2,500    $         2,503
Austin TX Combined Util. System Rev.                     5.60%         5/15/2005 (1)(Prere.)             15,000             16,000
Austin TX Combined Util. System Rev.                    5.375%        11/15/2005                          6,495              6,611
Austin TX Independent School Dist. GO                   5.625%          8/1/2006 (Prere.)                 4,010              4,442
Austin TX Public Improvement GO                          5.25%          9/1/2005                         10,000             10,706
Austin TX Public Improvement GO                          5.25%          9/1/2009                          7,545              8,359
Austin TX Water & Wastewater System Rev.                 5.25%        11/15/2005 (2)                     10,000             10,773
Board of Regents of the Univ. of Texas System Rev.
  Financing System                                       5.00%         8/15/2007                          5,000              5,526
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                         4.95%          4/1/2004                          7,000              7,058
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                         5.40%          5/1/2006                         20,000             21,010
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                         5.75%         11/1/2011                          7,185              7,508
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT           4.75%         5/15/2007                         11,050             11,638
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT           5.20%         5/15/2008                          9,000              9,559
Central Texas Higher Educ. Auth.                         5.50%         12/1/2005                          5,000              5,325
Colorado River TX Muni. Water Dist. Water Rev.           5.00%          1/1/2006 (2)                      1,750              1,877
Colorado River TX Muni. Water Dist. Water Rev.           5.00%          1/1/2007 (2)                      2,500              2,728
Colorado River TX Muni. Water Dist. Water Rev.           5.00%          1/1/2008 (2)                      2,975              3,280
Cypress-Fairbanks TX Independent School Dist.
  Unlimited Tax Schoolhouse PUT                          4.50%         8/15/2006                         10,000             10,710
Cypress-Fairbanks TX Independent School Dist.
  Unlimited Tax Schoolhouse PUT                          5.00%         8/15/2007                         12,750             14,023
Dallas-Fort Worth TX International Airport Rev.          5.50%         11/1/2006 (3)                      2,150              2,360
Dallas-Fort Worth TX International Airport Rev.          5.50%         11/1/2007 (3)                      3,000              3,342
Dallas-Fort Worth TX Regional Airport Rev.               7.80%         11/1/2004 (3)                      4,655              4,899
El Paso TX GO                                            5.50%         8/15/2007 (4)                      6,860              7,699
El Paso TX GO                                            5.50%         8/15/2008 (4)                      2,465              2,795
Fort Worth TX GO                                         5.00%          3/1/2006                          1,250              1,347
Fort Worth TX GO                                         5.00%          3/1/2007                          2,500              2,740
Gulf Coast TX Waste Disposal Auth. PCR
  (Amoco Oil Co.) VRDO                                   1.20%         11/3/2003                          1,500              1,500
Harris County TX GO                                     6.125%         8/15/2004 (Prere.)                 6,375              6,757
Harris County TX GO                                      0.00%         8/15/2007 (3)                      3,000              2,732
Harris County TX Health Fac. Dev. Corp. Rev.
  (Methodist Hosp.) VRDO                                 1.12%         11/3/2003                        105,700            105,700
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.)                           5.25%         2/15/2007                          3,000              3,273
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.)                           5.25%         2/15/2008                          2,500              2,751
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) VRDO                      1.12%         11/3/2003                         22,800             22,800
Harris County TX Health Fac. Dev. Corp. Rev.
  (Texas Medical Center) VRDO                            1.12%         11/3/2003 (1)                     24,400             24,400
Harris County TX Health Fac. Dev. Corp. Rev.
  (Young Men's Christian Assoc. of Greater Houston) VRDO 1.12%         11/3/2003 LOC                      9,300              9,300
Houston TX Airport System Rev.                           6.00%          7/1/2008 (4)                      6,385              7,252
Houston TX GO                                            5.00%          3/1/2004                         16,000             16,206
Houston TX GO                                            5.50%          3/1/2004                          8,620              8,745
Houston TX GO                                            5.00%          3/1/2005 (1)                      4,500              4,721

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Houston TX GO                                            5.30%          4/1/2005 (Prere.)         $      6,055     $         6,403
Houston TX GO                                            5.00%          3/1/2006 (1)                     10,000             10,770
Houston TX GO                                            5.50%          3/1/2007                         11,205             12,442
Houston TX Independent School Dist. GO                   0.00%         2/15/2006                          4,000              3,829
Houston TX Water & Sewer System Rev.                     6.20%         12/1/2005 (1)(Prere.)              9,075              9,984
Houston TX Water & Sewer System Rev.                     0.00%         12/1/2006 (2)                      5,000              4,694
Houston TX Water & Sewer System Rev.                     5.50%         12/1/2007 (4)                     12,500             14,111
Lower Colorado River Auth. Texas Rev.                    0.00%          1/1/2004 (1)(ETM)                 3,000              2,994
Lower Colorado River Auth. Texas Rev.                    6.00%         5/15/2007 (4)                      3,000              3,395
Lubbock TX Health Fac. Dev. Corp. Rev.
  (St. Joseph's Health System)                           5.00%          7/1/2004                          5,940              6,081
Lubbock TX Health Fac. Dev. Corp. Rev.
  (St. Joseph's Health System)                           5.00%          7/1/2005 (4)                      7,610              8,054
Matagorda County TX Navigation Dist. PCR
  (Central Power & Light) PUT                            4.55%         11/1/2006                         38,970             40,343
North East TX Independent School Dist. GO                6.50%         10/1/2005                          4,075              4,464
North East TX Independent School Dist. GO                6.50%         10/1/2006                          4,350              4,928
North Texas Tollway Auth. (Dallas North Tollway)
  System Rev. PUT                                        5.00%          7/1/2008 (2)                      5,000              5,511
North Texas Tollway Auth. (Dallas North Tollway)
  System Rev. PUT                                        5.00%          7/1/2008 (4)                      6,000              6,636
Plano TX GO                                              5.00%          9/1/2005                          5,975              6,368
Plano TX GO                                              5.25%          9/1/2006                          5,030              5,521
San Antonio TX Electric & Gas Rev.                       5.00%          2/1/2008                         14,000             15,452
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2008                          1,045              1,164
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2008 +                       10,000             11,137
San Antonio TX Electric & Gas Rev.                       5.00%          2/1/2009                          7,400              8,187
San Antonio TX GO                                        5.00%          2/1/2007                          4,545              4,972
San Antonio TX GO                                        5.00%          2/1/2008                          1,815              2,005
San Antonio TX Independent School Dist. GO               6.00%         8/15/2004                          4,165              4,323
Spring Branch TX Independent School Dist. GO             0.00%          2/1/2005                          5,725              5,630
Spring Branch TX Independent School Dist. GO             0.00%          2/1/2006                          5,710              5,471
Texas A & M Univ. Rev. Financing System                  6.00%         5/15/2004                          7,665              7,866
Texas A & M Univ. Rev. Financing System                  5.00%         5/15/2007                          4,925              5,420
Texas Dept. of Housing and Community Affairs
  Single Mortgage Rev.                                   5.35%          3/1/2033 (1)                     10,700             11,615
Texas GO Public Finance Auth.                            5.00%         10/1/2005                         22,500             24,048
Texas GO Public Finance Auth.                            5.50%         10/1/2006                          4,000              4,429
Texas GO Public Finance Auth.                            5.25%         10/1/2007                         15,240             17,024
Texas Public Building Auth. Building Rev.
  Capital Appreciation                                   0.00%          8/1/2007 (1)(ETM)                10,000              9,175
Texas TRAN                                               2.00%         8/31/2004                         30,000             30,211
Texas Turnpike Auth. Central Texas Turnpike System Rev.  5.00%          6/1/2007                          7,675              8,433
Texas Turnpike Auth. Central Texas Turnpike System Rev.  5.00%          6/1/2008                         36,300             40,166
Trinity River Auth. Texas Regional Wastewater Rev.       5.00%          8/1/2005 (1)                      7,265              7,721
West Side Calhoun County TX Dev.
  (British Petroleum) VRDO                               1.12%         11/3/2003                         14,000             14,000
                                                                                                                        ----------
                                                                                                                           800,937
                                                                                                                        ----------
UTAH (0.3%)
Intermountain Power Agency Utah Power Supply Rev.        5.00%          7/1/2007 (4)                      5,000              5,511
Salt Lake County UT GO                                   5.50%        12/15/2007                          5,870              6,655

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LIMITED-TERM TAX-EXEMPT FUND                            COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Utah County UT Hosp. Rev.
  (Intermountain Health Care Health Services)            5.00%         5/15/2005                  $       2,000    $         2,100
Utah County UT Hosp. Rev.
  (Intermountain Health Care Health Services)            5.00%         5/15/2006                          2,000              2,146
Utah Muni. Finance Coop. Local Govt. Rev.                0.00%          3/1/2011 (4)                      6,000              4,535
                                                                                                                        ----------
                                                                                                                            20,947
                                                                                                                        ----------
VIRGINIA (2.2%)
Loudoun County VA GO                                     5.25%         11/1/2008                          4,410              4,984
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2010 (1)                      6,145              6,818
Virginia College Building Auth. Educ. Fac. Rev.          4.75%          2/1/2004                         11,660             11,768
Virginia College Building Auth. Educ. Fac. Rev.          5.00%          2/1/2005                          7,345              7,693
Virginia College Building Auth. Educ. Fac. Rev.          5.00%          2/1/2008                         10,885             12,060
Virginia Commonwealth Transp. Board Federal Highway Rev. 5.50%         10/1/2006                         18,500             20,520
Virginia Commonwealth Transp. Board Federal Highway Rev. 5.75%         10/1/2007                          8,150              9,266
Virginia Commonwealth Transp. Board Federal Highway Rev. 5.00%         10/1/2008                         15,160             16,955
Virginia GO                                              5.00%          6/1/2007                          9,720             10,736
Virginia Port Auth. Rev.                                 4.75%          7/1/2004                          8,210              8,405
Virginia Public School Auth. Rev.                        5.25%          8/1/2007                          5,185              5,787
Virginia Public School Auth. Rev.                        5.00%          8/1/2008 +                        4,075              4,546
Virginia Public School Auth. Rev.                        5.25%          8/1/2008                          6,950              7,831
Virginia Public School Educ. Technology Notes            5.00%         4/15/2006                         10,965             11,871
                                                                                                                        ----------
                                                                                                                           139,240
                                                                                                                        ----------
WASHINGTON (2.1%)
Energy Northwest Washington Electric Refunding Rev.
  (Project No. 1)                                        5.50%          7/1/2004 (4)                      5,600              5,763
King & Snohomish Counties WA School Dist.
  No. 417 Northshore GO                                  6.30%          6/1/2004 (1)(Prere.)              4,100              4,226
King County WA GO                                        6.25%          1/1/2004 (Prere.)                10,000             10,287
King County WA GO                                        5.00%          6/1/2007                         10,000             11,009
King County WA School Dist. GO                           6.30%         12/1/2003                          3,030              3,043
King County WA Sewer Rev.                                5.00%          1/1/2007 (4)                      5,000              5,460
King County WA Sewer Rev.                                5.25%          1/1/2008 (4)                      5,000              5,568
Port of Seattle WA Passenger Fac. Charge Rev.            5.00%         12/1/2003 (2)                      7,110              7,132
Port of Seattle WA Passenger Fac. Charge Rev.            5.00%         12/1/2004 (2)                      7,465              7,761
Port of Seattle WA Rev.                                  5.25%          9/1/2007 (3)                      3,000              3,309
Port of Seattle WA Rev.                                  5.50%          9/1/2008 (3)                      3,815              4,265
Seattle WA GO                                            5.00%          7/1/2007                          5,315              5,864
Seattle WA Water System Rev.                             4.50%          9/1/2007 (1)                      6,625              7,204
Spokane WA Regional Solid Waste Management
  System Rev.                                            6.25%          1/1/2004 (2)                      8,440              8,510
Spokane WA Regional Solid Waste Management
  System Rev.                                            6.25%          1/1/2005 (2)                      8,975              9,468
Spokane WA Regional Solid Waste Management
  System Rev.                                            6.50%          1/1/2007 (2)                      8,650              9,764
Washington GO                                           5.625%          5/1/2004 (Prere.)                    85                 87
Washington GO                                           5.625%          5/1/2004 (Prere.)                 4,915              5,028
Washington GO                                            6.00%          7/1/2005                          6,500              6,992
Washington GO                                            6.25%          9/1/2007                          4,285              4,922
Washington GO                                            5.50%          9/1/2008 (4)                      4,650              5,284
Washington GO                                            5.75%          9/1/2008                          4,000              4,584
Washington GO                                            6.25%          9/1/2008                          3,725              4,346
                                                                                                                        ----------
                                                                                                                           139,876
                                                                                                                        ----------

                                       52
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA (0.3%)
West Virginia GO                                         0.00%         11/1/2005 (3)              $       3,850    $         3,734
West Virginia GO                                         0.00%         11/1/2006 (3)                      6,850              6,445
West Virginia GO                                         5.50%          6/1/2007 (4)                      5,000              5,598
West Virginia GO                                         5.50%          6/1/2008 (4)                      3,000              3,399
                                                                                                                        ----------
                                                                                                                            19,176
                                                                                                                        ----------
WISCONSIN (1.2%)
Milwaukee WI GO                                          6.00%          2/1/2006                          6,675              7,317
Milwaukee WI Metro. Sewer Dist. GO                       6.25%         10/1/2004                         10,000             10,466
Wisconsin GO                                             7.00%          5/1/2004                          6,145              6,324
Wisconsin GO                                            6.125%         11/1/2006                          7,210              8,122
Wisconsin GO                                             5.00%          5/1/2007 (3)                      6,200              6,818
Wisconsin GO                                             5.00%          5/1/2008 +                        8,055              8,934
Wisconsin GO                                             5.00%          5/1/2009 +                       13,745             15,289
Wisconsin Petroleum Inspection Fee Rev.                  6.00%          7/1/2004                         10,500             10,836
                                                                                                                        ----------
                                                                                                                            74,106
                                                                                                                        ----------

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $6,268,092)                                                   6,442,803
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     90,609
Liabilities                                                             (99,037)
                                                                      ----------
                                                                         (8,428)
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $6,434,375
================================================================================
oSee Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 112.
--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $6,297,497
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                         (37,833)
Unrealized Appreciation                                                 174,711
--------------------------------------------------------------------------------
NET ASSETS                                                           $6,434,375
================================================================================

Investor Shares---Net Assets
Applicable to 284,233,129 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)   $3,148,046
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $11.08
================================================================================

Admiral Shares--Net Assets
Applicable to 296,719,143 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)   $3,286,329
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---ADMIRAL SHARES                               $11.08
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

                                       53
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.5%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.6%)
Alabama GO                                               5.25%          6/1/2012                  $       5,105    $         5,653
Alabama GO                                               5.25%          6/1/2013                          5,105              5,603
Alabama GO                                               5.25%          6/1/2014                          5,155              5,626
Alabama GO                                               5.25%          6/1/2015                          3,455              3,770
Huntsville AL Health Care Fac. Auth. PUT                 4.65%          6/1/2005 (1)                     20,375             21,259
Jefferson County AL Sewer Rev.
  (Capital Improvement) VRDO                             1.05%         11/7/2003 (10)                    25,000             25,000
                                                                                                                        ----------
                                                                                                                            66,911
                                                                                                                        ----------
ALASKA (0.6%)
Alaska Housing Finance Corp. Governmental Purpose VRDO   1.01%         11/7/2003 (1)                     29,390             29,390
Alaska Housing Finance Corp. Governmental Purpose VRDO   1.10%         11/7/2003 (1)                     20,100             20,100
Anchorage AK Electric Rev.                               8.00%         12/1/2011 (1)                      5,395              7,072
Matanuska-Susitna Borough AK GO                          5.50%          3/1/2012 (3)                      6,000              6,797
North Slope Borough AK GO                                0.00%         6/30/2010 (1)                      8,000              6,312
                                                                                                                        ----------
                                                                                                                            69,671
                                                                                                                        ----------
ARIZONA (1.8%)
Arizona GO                                              7.375%          7/1/2013                          4,500              5,791
Arizona School Fac. Board Rev. (State School Improvement)5.50%          7/1/2014                         11,030             12,290
Arizona School Fac. Board Rev. (State School Improvement)5.50%          7/1/2015                          5,000              5,571
Arizona School Fac. Board Rev. (State School Improvement)5.50%          7/1/2016                          5,500              6,122
Arizona Transp. Board Excise Tax Rev.                    6.00%          7/1/2005 (2)                      7,515              8,087
Arizona Transp. Board Excise Tax Rev.                    6.00%          7/1/2005 (2)                     11,370             12,236
Arizona Transp. Board Highway Rev.                       6.00%          7/1/2010                         25,000             29,294
Arizona Transp. Board Highway Rev.                       5.25%          7/1/2018                          4,000              4,314
Arizona Transp. Board Highway Rev.                       5.25%          7/1/2019                          4,110              4,405
Maricopa County AZ COP                                   6.00%          6/1/2004                          1,410              1,423
Maricopa County AZ Rev. (Samaritan Health Service)       7.15%         12/1/2005 (1)(ETM)                 3,900              4,151
  Maricopa County AZ USD                                 0.00%          1/1/2007 (3)                      6,000              5,598
Phoenix AZ Civic Improvement Corp. Airport Rev.          5.25%          7/1/2009 (4)                      4,795              5,324
Phoenix AZ Civic Improvement Corp. Airport Rev.          5.25%          7/1/2010 (4)                      2,500              2,777
Phoenix AZ Civic Improvement Corp. Airport Rev.          5.25%          7/1/2011 (4)                      3,000              3,282
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                                5.375%          7/1/2012 (3)                      9,645             10,735
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                                5.375%          7/1/2013 (3)                      5,000              5,523
Phoenix AZ Civic Improvement Corp.
  Wastewater System Rev.                                5.375%          7/1/2014 (3)                      6,820              7,519
Phoenix AZ Civic Improvement Corp. Water System Rev.     5.95%          7/1/2006 (Prere.)                 6,600              7,350
Phoenix AZ Civic Improvement Corp. Water System Rev.     5.50%          7/1/2014 (3)                      4,215              4,687
Phoenix AZ GO                                            7.50%          7/1/2008                          5,000              6,095
Phoenix AZ Highway Rev. GO                               9.25%          7/1/2007                          4,000              4,991
Tucson & Pima County AZ IDA Draw Down-
  Single Family Mortgage Rev. FR                         1.12%         11/7/2003                         19,837             19,837
Tucson AZ USD                                            7.50%          7/1/2006 (3)                      8,840             10,166
Tucson AZ USD                                            7.50%          7/1/2007 (3)                      8,000              9,506
Yavapai County AZ IDA, Solid Waste Disposal Project Rev.
  (Waste Management Inc.) PUT                           4.625%          6/1/2005                         13,500             13,843
                                                                                                                        ----------
                                                                                                                           210,917
                                                                                                                        ----------

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA (8.1%)
Access To Loans For Learning Student Loan Corp.
  California Rev. Student Loan Program VRDO              1.05%         11/7/2003 LOC              $       6,500    $         6,500
Anaheim CA Public Finance Auth. Lease Rev.               6.00%          9/1/2009 (4)                      2,000              2,367
California Dept. of Veteran Affairs Rev.                 5.45%         12/1/2019 (2)                      7,095              7,501
California Dept. of Water Resources Water System Rev.
  (Central Valley)                                       8.25%         12/1/2003                          5,000              5,029
California GO                                            7.10%          6/1/2005                         12,495             13,528
California GO                                            7.00%         10/1/2005 (1)                      5,000              5,534
California GO                                           11.00%          3/1/2006                         13,185             15,842
California GO                                            5.70%          8/1/2007                          1,000              1,050
California GO                                            5.75%          8/1/2008 (3)                        855                901
California GO                                            6.30%          9/1/2010                          4,000              4,642
California GO                                            5.25%         11/1/2015 +                       10,225             10,871
California GO                                            6.00%          4/1/2018                         11,980             13,490
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                             6.25%          7/1/2004 (1)                      4,515              4,667
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                             6.25%          7/1/2005 (1)                      5,875              6,352
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                             6.25%          7/1/2006 (1)                      5,000              5,603
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)                             6.25%          7/1/2007 (1)                      5,290              6,014
California Health Fac. Finance Auth. Rev.
  (Sisters of Providence)                                6.00%         10/1/2004                          4,340              4,525
California PCR Financing Auth. Rev.
  (Southern California Edison Co.) PUT                   7.00%          3/1/2005                         31,000             31,375
California PCR Financing Auth. Rev.
  (Southern California Edison Co.) PUT                   7.00%          3/1/2005                         10,000             10,121
California Public Works Board Lease Rev.
  (Dept. of Corrections)                                 6.00%          1/1/2008 (2)                     14,865             16,553
California Public Works Board Lease Rev.
  (Dept. of Corrections)                                5.375%         11/1/2011                          6,500              7,028
California Public Works Board Lease Rev.
  (Dept. of Corrections)                                5.375%         11/1/2012                          7,990              8,558
California Public Works Board Lease Rev.
  (Dept. of Corrections)                                 5.50%          1/1/2015 (2)                      5,000              5,469
California Public Works Board Lease Rev.
  (State Archives)                                      5.375%         12/1/2009                          4,555              4,907
California Public Works Board Lease Rev.
  (State Archives)                                      5.375%         12/1/2010                          6,635              7,086
California Public Works Board Lease Rev.
  (State Archives)                                      5.375%         12/1/2012                          7,895              8,312
California Public Works Board Lease Rev.
  (Univ. of California)                                  6.10%         12/1/2005 (2)                      6,515              6,672
California State Dept. Water Resources Power Supply Rev. 6.00%          5/1/2013                         20,000             22,650
California State Dept. Water Resources Power Supply Rev. 5.50%          5/1/2015 (2)                     37,000             41,145
California State Dept. Water Resources Power Supply Rev. 6.00%          5/1/2015                         15,000             17,032
California State Dept. Water Resources Power Supply Rev. 5.50%          5/1/2016 (2)                     60,000             66,357
California State Dept. Water Resources Power Supply Rev.5.375%          5/1/2018 (2)                     30,000             32,530
California State Dept. Water Resources
  Power Supply Rev. VRDO                                 1.00%         11/7/2003 LOC                     23,400             23,400
California Statewide Community Dev. Auth. Rev.
  (Catholic Healthcare West)                             6.00%          7/1/2009                          3,465              3,866

                                       55
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                                4.90%         5/15/2008                  $      73,000    $        77,733
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                                5.10%         5/17/2010                          8,750              9,232
California Statewide Community Dev. Auth. Rev.
  (Kaiser Permanente) PUT                                4.70%          6/1/2009                         55,000             58,546
Chula Vista CA IDR (San Diego Gas & Electric) PUT        7.00%         12/1/2005                         45,000             49,237
Contra Costa CA (Merrithew Memorial Hosp.) COP           5.50%         11/1/2011 (1)                      5,660              6,296
East Bay CA Muni. Util. Dist. Water System Rev.          5.25%          6/1/2017 (1)                      8,110              8,783
Fresno CA Sewer Rev.                                     6.25%          9/1/2014 (2)                     12,000             14,531
Golden State Tobacco Securitization Corp. California    5.375%          6/1/2028                         32,500             31,319
Long Beach CA Harbor Rev.                                5.75%         5/15/2013                          7,630              8,350
Los Angeles CA Dept. of Water & Power Rev.               5.25%          7/1/2015                         20,000             21,870
Los Angeles CA Harbor Dept. Rev.                         5.50%          8/1/2011 (2)                      5,865              6,526
Los Angeles CA Harbor Dept. Rev.                         5.50%          8/1/2012 (2)                      6,190              6,861
Los Angeles CA Harbor Dept. Rev.                         5.50%          8/1/2013 (2)                      6,535              7,165
Los Angeles CA USD GO                                    5.25%          7/1/2020 (4)                     10,105             10,791
Los Angeles County CA Transp. Comm. Sales Tax Rev.       6.50%          7/1/2010 (4)                     51,070             61,692
Northern California Power Agency (Hydroelectric Project) 6.10%          7/1/2005 (1)                      5,575              6,021
Northern California Power Agency (Hydroelectric Project) 6.20%          7/1/2006 (1)                      5,940              6,660
Northern California Power Agency (Hydroelectric Project) 6.25%          7/1/2007 (1)                      6,685              7,710
Orange County CA Local Transp. Auth. Sales Tax Rev.      5.50%         2/15/2009 (1)                      5,000              5,735
Orange County CA Local Transp. Auth. Sales Tax Rev.      5.50%         2/15/2010 (1)                     10,035             11,494
Port of Oakland CA Rev.                                  5.25%         11/1/2006 (3)                      6,700              7,355
San Bernardino County CA Medical Center COP              5.50%          8/1/2004 (1)                      4,100              4,235
San Bernardino County CA Medical Center COP              5.50%          8/1/2005 (1)                     10,000             10,736
San Bernardino County CA Medical Center COP              7.00%          8/1/2008 (1)                      9,045             10,930
San Bernardino County CA Medical Center COP              7.00%          8/1/2009 (1)                      9,705             11,926
San Bernardino County CA Medical Center COP              7.00%          8/1/2010 (1)                     10,525             13,024
San Diego County CA Regional Transp. Auth.
  Sales Tax Rev.                                         7.00%          4/1/2006 (ETM)                      635                638
San Francisco CA City & County International
  Airport Rev.                                           5.50%          5/1/2011 (1)                      4,215              4,656
San Francisco CA City & County International
  Airport Rev.                                           5.50%          5/1/2012 (1)                      4,930              5,372
San Francisco CA City & County International
  Airport Rev.                                           5.50%          5/1/2013 (1)                      5,115              5,543
San Francisco CA City & County International
  Airport Rev.                                           5.50%          5/1/2014 (1)                      5,565              5,982
San Francisco CA City & County International
  Airport Rev.                                           5.50%          5/1/2015 (1)                      5,880              6,289
San Francisco CA City & County International
  Airport Rev.                                           5.50%          5/1/2016 (1)                      6,215              6,603
South Orange County CA Public Finance Auth. Rev.         7.00%          9/1/2006 (1)                        500                575
Univ. of California Rev. (Multiple Purpose Project)      9.25%          9/1/2005 (1)                      5,000              5,715
                                                                                                                        ----------
                                                                                                                           943,608
                                                                                                                        ----------
COLORADO (3.7%)
Colorado Dept. of Transp. Rev.                           6.00%         6/15/2010 (2)(Prere.)             18,935             22,409
Colorado Dept. of Transp. Rev.                           6.00%         6/15/2010 (2)(Prere.)             10,000             11,835
Colorado Dept. of Transp. Rev.                           6.00%         6/15/2010 (2)(Prere.)             20,000             23,670
Colorado Dept. of Transp. Rev.                           6.00%         6/15/2010 (2)(Prere.)             10,000             11,835
Colorado Dept. of Transp. Rev.                           5.50%         6/15/2011 (1)(Prere.)              6,185              7,146
Colorado Dept. of Transp. Rev.                           5.50%         6/15/2011 (1)(Prere.)             20,795             24,026
Colorado Dept. of Transp. Rev.                           5.50%         6/15/2012 (1)                     11,780             13,409
Colorado Dept. of Transp. Rev.                           5.50%         6/15/2013 (1)                     14,500             16,522
Colorado Dept. of Transp. Rev.                           5.50%         6/15/2014 (1)*                    25,185             28,024
Colorado Dept. of Transp. Rev.                          5.375%         6/15/2016                          8,500              9,366
Colorado Educ. & Cultural Fac. Auth.
  Nature Conservancy Project VRDO                        1.00%         11/7/2003                         25,053             25,053

                                       56
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)   6.00%         12/1/2013 (4)              $       5,185    $         5,918
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)   6.00%         12/1/2014 (4)                      5,500              6,296
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)                8.50%         5/15/2004 (1)                      3,605              3,744
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)                5.25%         12/1/2009 (1)                      2,965              3,278
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)                5.25%         12/1/2010 (1)                      1,740              1,908
Colorado Health Fac. Auth. Rev.
  (Sisters of Charity Health System Inc.)                5.25%         12/1/2011 (1)                      3,415              3,747
Colorado Springs CO Util. System Rev.                   5.375%        11/15/2012                         12,620             14,092
Colorado Springs CO Util. System Rev.                   5.375%        11/15/2014                         12,745             14,096
Denver CO City & County Airport Rev.                     5.50%        11/15/2010 (3)                     10,000             11,113
Denver CO City & County Airport Rev.                     5.50%        11/15/2011 (3)                     15,070             16,652
Denver CO City & County Airport Rev.                     6.00%        11/15/2011 (2)                     14,895             16,714
Denver CO City & County Airport Rev.                    5.625%        11/15/2012 (3)                      6,000              6,593
Denver CO City & County Airport Rev.                     6.00%        11/15/2012 (2)                     10,460             11,600
Denver CO City & County Airport Rev.                     5.50%        11/15/2013 (3)                     15,085             16,350
Denver CO City & County Airport Rev.                     5.50%        11/15/2014 (3)                     35,820             38,513
Denver CO City & County Airport Rev.                     5.50%        11/15/2015 (3)                     23,520             25,173
Denver CO City & County Airport Rev.                     5.50%        11/15/2016 (3)                     10,000             10,633
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2011 (1)                      8,000              5,902
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2011 (1)                      6,600              4,884
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2012 (1)                      8,100              5,539
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2017 (1)                     24,490             12,652
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2019 (1)                      5,000              2,278
Northern Colorado Water Conservation Dist. Rev.          6.35%         12/1/2007 (2)                      4,155              4,748
                                                                                                                        ----------
                                                                                                                           435,718
                                                                                                                        ----------
CONNECTICUT (1.7%)
Connecticut GO                                           5.30%        11/15/2003 (Prere.)                    250               255
Connecticut GO 5.40% 11/15/2003 (Prere.) 135 138
Connecticut GO                                           6.00%         10/1/2004 (ETM)                      175                183
Connecticut GO                                           5.30%        11/15/2006                         16,690             17,080
Connecticut GO                                           5.00%         4/15/2007                         12,110             13,322
Connecticut GO                                           5.40%        11/15/2007                         10,375             10,618
Connecticut GO                                           5.00%         4/15/2008                          4,510              5,007
Connecticut GO                                           5.25%         6/15/2008                          7,000              7,864
Connecticut GO                                           5.00%         4/15/2009                          6,810              7,589
Connecticut GO                                          5.375%         6/15/2013                          5,000              5,541
Connecticut GO                                          5.125%        11/15/2013                         19,000             20,816
Connecticut GO                                          5.125%        11/15/2013                          5,675              6,218
Connecticut GO                                          5.375%        12/15/2013                          6,165              6,832
Connecticut GO                                           5.50%        12/15/2013                          4,705              5,398
Connecticut GO                                          5.125%        11/15/2014                         25,375             27,648
Connecticut GO                                           5.50%        12/15/2014                          8,700              9,980
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                              7.125%          6/1/2010 (Prere.)                12,000             14,825
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                              5.375%         10/1/2013 (4)                     20,000             22,258
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure) VRDO                          1.10%         11/7/2003 (2)                     18,000             18,000
                                                                                                                        ----------
                                                                                                                           199,572
                                                                                                                        ----------
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE
Univ. of Delaware Rev. VRDO                              1.15%         11/3/2003                  $         400    $           400
                                                                                                                        ----------
District of Columbia (1.1%)
District of Columbia GO                                  5.50%          6/1/2004 (4)(ETM)                 3,280              3,365
District of Columbia GO                                  5.80%          6/1/2004 (3)(ETM)                   955                982
District of Columbia GO                                  5.50%          6/1/2006 (4)                      6,205              6,792
District of Columbia GO                                  5.50%          6/1/2007 (4)(ETM)                 1,265              1,421
District of Columbia GO                                  5.50%          6/1/2007 (4)                      2,195              2,447
District of Columbia GO                                  5.75%          6/1/2007 (2)(ETM)                 2,900              3,001
District of Columbia GO                                  5.75%          6/1/2007 (2)                        340                348
District of Columbia GO                                  5.20%          6/1/2008 (2)                      4,390              4,867
District of Columbia GO                                  5.25%          6/1/2008 (1)                      7,855              8,769
District of Columbia GO                                  5.25%          6/1/2008 (1)(ETM)                 2,145              2,416
District of Columbia GO                                  5.50%          6/1/2008 (4)(ETM)                 1,275              1,450
District of Columbia GO                                  5.50%          6/1/2008 (4)                      3,725              4,198
District of Columbia GO                                  5.50%          6/1/2008 (2)                     10,000             11,271
District of Columbia GO                                  5.30%          6/1/2009 (2)                      4,600              5,115
District of Columbia GO                                  5.50%          6/1/2009 (4)(Prere.)              1,890              2,182
District of Columbia GO                                  5.50%          6/1/2010 (2)                     10,490             11,899
District of Columbia GO                                  5.75%          6/1/2010 (1)(ETM)                 5,000              5,819
District of Columbia GO                                  5.75%          6/1/2010 (1)                     15,465             17,770
District of Columbia GO                                 5.375%          6/1/2011 (2)                      5,255              5,788
District of Columbia GO                                  6.00%          6/1/2011 (1)                      6,550              7,618
District of Columbia GO                                  5.50%          6/1/2012 (4)                      4,630              5,127
District of Columbia GO                                  5.50%          6/1/2013 (2)                      5,750              6,328
District of Columbia Hosp. Rev. (Medlantic Health Group) 6.00%         8/15/2007 (1)(ETM)                 2,985              3,412
District of Columbia Hosp. Rev. (Medlantic Health Group) 6.00%         8/15/2008 (1)(ETM)                 3,160              3,663
District of Columbia Hosp. Rev. (Medlantic Health Group) 6.00%         8/15/2010 (1)(ETM)                 2,555              3,007
District of Columbia Hosp. Rev. (Medlantic Health Group) 6.00%         8/15/2012 (1)(ETM)                 2,995              3,523
                                                                                                                        ----------
                                                                                                                           132,578
                                                                                                                        ----------
FLORIDA (4.2%)
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                               5.375%         12/1/2009                         15,885             17,546
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                               5.375%         12/1/2010                          5,000              5,415
Broward County FL Resource Recovery Rev.
  (Wheelabrator Series A)                                4.50%         12/1/2011                          5,000              5,129
Broward County FL Resource Recovery Rev.
  (Wheelabrator-South)                                  5.375%         12/1/2009                          2,000              2,209
Broward County FL Resource Recovery Rev.
  (Wheelabrator-South)                                  5.375%         12/1/2010                         21,330             23,099
Broward County FL School Board COP                       5.75%          7/1/2004 (2)                      4,365              4,500
Broward County FL School Board COP                       5.75%          7/1/2004 (2)                      5,150              5,309
Broward County FL School Board COP                       5.75%          7/1/2005 (2)                      5,445              5,840
Broward County FL School Board COP                       5.25%          7/1/2020 (1)                      4,155              4,424
Dade County FL School Board COP                         5.375%          5/1/2006 (2)(Prere.)              4,775              5,263
Dade County FL Water & Sewer System Rev. VRDO            1.09%         11/7/2003 (3)                     11,900             11,900
Florida Board of Educ.                                  5.375%          6/1/2013                          6,820              7,671
Florida Board of Educ. Capital Outlay                    6.50%          6/1/2005                          5,000              5,402
Florida Board of Educ. Capital Outlay                    6.00%          6/1/2006                          6,605              7,321

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Educ. Capital Outlay                    5.00%          6/1/2008                  $       5,000    $         5,567
Florida Board of Educ. Capital Outlay                    5.25%          1/1/2010                         15,775             17,422
Florida Board of Educ. Capital Outlay                    6.00%          6/1/2011                          4,530              5,254
Florida Board of Educ. Capital Outlay                    5.25%          6/1/2013                          3,845              4,302
Florida Board of Educ. Public Educ.                      5.25%          6/1/2013 (4)                     17,825             19,887
Florida Board of Educ. Rev. (Lottery Rev.)               5.25%          7/1/2010 (3)                      5,800              6,442
Florida Board of Educ. Rev. (Lottery Rev.)               5.25%          7/1/2011 (3)                     10,840             11,971
Florida Board of Educ. Rev. (Lottery Rev.)               5.25%          7/1/2012 (3)                     11,410             12,568
Florida Board of Educ. Rev. (Lottery Rev.)               5.25%          7/1/2013 (3)                      7,150              7,983
Florida Board of Educ. Rev. (Lottery Rev.)               5.50%          7/1/2013 (2)                     10,875             12,199
Florida Board of Educ. Rev. (Lottery Rev.)               5.50%          7/1/2013 (3)                      7,860              8,914
Florida Board of Educ. Rev. (Lottery Rev.)               5.25%          7/1/2014 (3)                      3,700              4,085
Florida Board of Educ. Rev. (Lottery Rev.)              5.375%          7/1/2015 (3)                      5,000              5,516
Florida Board of Educ. Rev. (Lottery Rev.)              5.375%          7/1/2017 (3)                      6,000              6,591
Florida Dept. of Environmental Protection
  & Preservation Rev.                                    5.00%          7/1/2009 (4)                     18,580             20,769
Florida Dept. of Environmental Protection
  & Preservation Rev.                                    5.75%          7/1/2010 (3)                      3,615              4,193
Florida Dept. of Environmental Protection
  & Preservation Rev.                                    5.50%          7/1/2013 (4)                     11,920             13,577
Florida Dept. of Transp.                                 5.25%          7/1/2015                          4,000              4,353
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)       5.00%          7/1/2009 (1)                     14,330             16,019
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)       6.00%          7/1/2012 (2)                     11,500             13,492
Florida Division Board Financial Dept. of General Services
  Systems Rev. (Dept. of Environmental Protection)      5.375%          7/1/2013 (1)                      7,645              8,606
Florida Muni. Power Agency Rev. (Stanton Project)        5.50%         10/1/2013 (4)                      3,905              4,406
Florida Turnpike Auth. Rev.                              5.25%          7/1/2011 (3)                      2,185              2,413
Greater Orlando Aviation Auth. Orlando FL
  Airport Fac. Rev.                                      5.25%         10/1/2011 (3)                     10,415             11,181
Hillsborough County FL Capital Improvement Project Rev.
  Criminal Justice Fac.                                  5.00%          8/1/2011 (3)                      5,735              6,366
Hillsborough County FL School Board COP                  5.50%          7/1/2014 (1)                      4,370              4,967
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                                 1.12%         11/3/2003                          4,600              4,600
Jacksonville FL Sales Taxes Rev.                         5.50%         10/1/2013 (3)                      3,045              3,477
Lakeland FL Electric & Water Rev.                        6.05%         10/1/2012 (4)                     10,000             11,811
Lee County FL School Board COP                           6.00%          8/1/2005 (4)                      4,975              5,372
Miami-Dade County FL School Board COP                    5.25%          8/1/2009 (2)                     11,320             12,661
Miami-Dade County FL School Board COP                    5.25%          8/1/2010 (2)                     12,140             13,497
Orlando & Orange County FL Expressway Auth.              5.00%          7/1/2008 (2)                     11,745             13,080
Orlando & Orange County FL Expressway Auth.              5.25%          7/1/2014 (2)                      4,000              4,418
Orlando & Orange County FL Expressway Auth. VRDO         1.00%         11/7/2003 (4)                     14,500             14,500
Orlando FL Util. Comm. Water & Electric Rev.             5.25%         10/1/2013                         10,000             11,224
Orlando FL Util. Comm. Water & Electric Rev.             5.25%         10/1/2014                          5,000              5,586
Palm Beach County FL School Board                        6.00%          8/1/2005 (2)                      6,115              6,604
Palm Beach County FL School Board                        6.00%          8/1/2006 (2)                      6,480              7,220
Sunshine State Florida Govt. Financing Comm. Rev. VRDO   1.10%         11/7/2003 (2)                     11,350             11,350
Tallahassee FL Health Fac. Rev.
  (Tallahassee Memorial Healthcare, Inc.)                6.25%         12/1/2020                         10,000              9,675
Tampa FL Health System Rev. (Catholic Healthcare East)   5.25%        11/15/2011 (1)                      3,000              3,291
                                                                                                                        ----------
                                                                                                                           488,437
                                                                                                                        ----------

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA (3.9%)
Atlanta GA Airport Fac. Rev.                             0.00%          1/1/2010 (1)              $      63,795    $        46,863
Atlanta GA Airport Fac. Rev.                             6.00%          1/1/2011 (3)                      7,000              7,837
Atlanta GA Airport Fac. Rev.                            6.125%          1/1/2012 (3)                      7,500              8,352
Atlanta GA Airport Fac. Rev.                             6.25%          1/1/2014 (3)                      5,000              5,556
Atlanta GA Airport Fac. Rev.                            5.875%          1/1/2015 (3)                     11,930             13,450
Atlanta GA Airport Fac. Rev.                            5.875%          1/1/2016 (3)                      5,000              5,637
Atlanta GA Water & Wastewater Rev.                       5.50%         11/1/2010 (3)                     10,000             11,481
Atlanta GA Water & Wastewater Rev.                       5.50%         11/1/2011 (3)                     10,000             11,431
Burke County GA Dev. Auth. PCR
  (Georgia Power Co. Plant Vogtle) PUT                   4.45%         12/1/2008                         37,375             39,905
Burke County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                          1.16%         11/3/2003 (2)                      2,500              2,500
Burke County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                          1.05%         11/7/2003 (3)(Prere.)             37,835             37,835
Fulton County GA COP                                     5.75%         11/1/2011 (2)                      6,000              6,900
Fulton County GA COP                                     6.00%         11/1/2012 (2)                      5,985              6,923
Fulton County GA COP                                     6.00%         11/1/2013 (2)                      6,325              7,321
Fulton County GA COP                                     6.00%         11/1/2014 (2)                      4,675              5,418
Fulton County GA School Dist. GO                        6.375%          5/1/2010                         15,000             17,810
Georgia GO                                               7.25%          7/1/2004                          3,500              3,643
Georgia GO                                               7.00%         11/1/2004                          5,000              5,293
Georgia GO                                               6.50%          7/1/2005                          5,000              5,428
Georgia GO                                               7.25%          9/1/2005                          3,630              4,017
Georgia GO                                               7.00%         11/1/2005                         15,670             17,412
Georgia GO                                               6.25%          4/1/2006                         12,200             13,536
Georgia GO                                               7.25%          9/1/2006                          7,860              9,059
Georgia GO                                               7.00%         11/1/2006                         16,780             19,356
Georgia GO                                               6.25%          8/1/2007                          5,500              6,324
Georgia GO                                               6.75%          8/1/2007                          6,100              7,118
Georgia GO                                               7.40%          8/1/2007                         11,200             13,327
Georgia GO                                               7.00%         11/1/2007                         17,960             21,291
Georgia GO                                               7.40%          8/1/2008                          5,900              7,191
Georgia GO                                               7.10%          9/1/2009                          7,900              9,718
Georgia GO                                               7.45%          1/1/2010                          4,000              4,979
Georgia GO                                               6.25%          8/1/2010                          7,800              9,301
Georgia GO                                               6.75%          9/1/2010                          8,000              9,792
Georgia GO                                               5.70%          7/1/2011                          4,470              5,191
Georgia GO                                               5.75%          9/1/2011                          2,500              2,916
Georgia Muni. Electric Power Auth. Rev.                  6.30%          1/1/2005 (1)(ETM)                 1,365              1,446
Georgia Muni. Electric Power Auth. Rev.                  6.30%          1/1/2005 (1)                      6,410              6,764
Georgia Road & Tollway Auth. Rev.
  (Governors Transp. Choices)                           5.375%          3/1/2014                          9,385             10,397
Georgia Road & Tollway Auth. Rev.
  Governors Transp. Choices)                            5.375%          3/1/2015                          8,775              9,694
Georgia Road & Tollway Auth. Rev.
  (Governors Transp. Choices)                           5.375%          3/1/2016                          9,000              9,889
Monroe County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.)                               6.65%          1/1/2008 (1)                      9,220             10,749
                                                                                                                        ----------
                                                                                                                           459,050
                                                                                                                        ----------
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
HAWAII (2.6%)
Hawaii Airport System Rev.                               5.75%          7/1/2010 (3)              $      10,780    $        12,102
Hawaii Airport System Rev.                              6.375%          7/1/2012 (3)                      9,140             10,450
Hawaii Airport System Rev.                               6.90%          7/1/2012 (ETM)                   20,195             24,420
Hawaii Airport System Rev.                               5.75%          7/1/2013 (3)                     23,000             25,236
Hawaii Airport System Rev.                               5.75%          7/1/2014 (3)                     12,510             13,615
Hawaii Airport System Rev.                               5.75%          7/1/2015 (3)                     19,450             21,076
Hawaii GO                                                6.40%          3/1/2007                          5,555              6,325
Hawaii GO                                                6.00%         12/1/2009 (3)                      3,550              4,172
Hawaii GO                                               5.875%         10/1/2010 (1)(Prere.)              2,000              2,356
Hawaii GO                                                6.00%         11/1/2010 (4)                     10,000             11,772
Hawaii GO                                                5.75%         10/1/2011 (1)                      2,210              2,524
Hawaii GO                                               5.375%          8/1/2012 (3)                     14,200             15,837
Hawaii GO                                               5.375%          8/1/2012 (3)                     14,490             16,160
Hawaii GO                                               5.625%          9/1/2012 (4)                      5,000              5,641
Hawaii GO                                                5.75%         10/1/2012 (1)                      2,130              2,423
Hawaii GO                                               5.375%          8/1/2013 (3)                     14,700             16,248
Hawaii GO                                               5.375%          8/1/2013 (3)                     16,595             18,342
Hawaii GO                                               5.375%          8/1/2014 (3)                     17,985             19,832
Hawaii GO                                               5.375%          8/1/2014 (3)                     11,650             12,846
Hawaii GO                                                5.75%          2/1/2015 (4)                      5,000              5,771
Honolulu HI City & County GO                             5.75%          1/1/2006 (ETM)                    8,815              9,611
Honolulu HI City & County GO                             5.75%          1/1/2006                             10                 11
Honolulu HI City & County GO                             6.00%          1/1/2008                              5                  6
Honolulu HI City & County GO                             8.00%         10/1/2009                         26,940             34,205
Honolulu HI City & County GO                             8.00%         10/1/2009 (ETM)                    3,620              4,656
Honolulu HI City & County GO                            5.125%          7/1/2011 (3)                      5,000              5,487
                                                                                                                        ----------
                                                                                                                           301,124
                                                                                                                        ----------
ILLINOIS (5.1%)
Chicago IL (City Colleges Improvement) GO                0.00%          1/1/2012 (3)                     26,000             18,635
Chicago IL (City Colleges Improvement) GO                0.00%          1/1/2013 (3)                     32,670             22,159
Chicago IL Housing Auth. Capital Project Rev.           5.375%          7/1/2013                          5,540              6,025
Chicago IL Housing Auth. Capital Project Rev.           5.375%          7/1/2014                         13,425             14,479
Chicago IL Housing Auth. Capital Project Rev.           5.375%          7/1/2015                          7,150              7,674
Chicago IL Housing Auth. Capital Project Rev.           5.375%          7/1/2017                         15,715             16,680
Chicago IL Metro. Water Reclamation Dist. GO             6.25%         12/1/2005 (Prere.)                15,000             16,528
Chicago IL Metro. Water Reclamation Dist. GO             5.90%         12/1/2006                          4,450              4,999
Chicago IL Metro. Water Reclamation Dist. GO             6.10%         12/1/2006                          5,300              5,765
Chicago IL Metro. Water Reclamation Dist. GO             6.05%         12/1/2009                          3,000              3,530
Chicago IL Metro. Water Reclamation Dist. GO VRDO        1.10%         11/7/2003                         29,700             29,700
Chicago IL O'Hare International Airport Rev.             5.50%          1/1/2008 (2)                     23,020             25,476
Chicago IL O'Hare International Airport Rev.             5.50%          1/1/2009 (2)                     15,890             17,577
Chicago IL O'Hare International Airport Rev.             5.50%          1/1/2014 (2)                     13,540             14,432
Chicago IL O'Hare International Airport Special Fac. Rev.
  (United Airlines) PUT                                  5.80%          5/1/2007 **                      63,000             16,380
Chicago IL School Finance Auth. GO                       5.20%          6/1/2005 (3)                      3,000              3,070
Chicago IL School Finance Auth. GO                      5.375%          6/1/2008 (3)                      9,500              9,722
Chicago IL Water Rev.                                    5.50%         11/1/2003 (2)                      5,000              5,000
Chicago IL Water Rev.                                    5.50%         11/1/2013 (2)                      3,595              4,014
Chicago IL Water Rev.                                    5.50%         11/1/2014 (2)                      3,200              3,570
Chicago IL Water Rev.                                    5.50%         11/1/2015 (2)                      4,035              4,497

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Chicago IL Water Rev.                                    5.50%         11/1/2016 (2)              $       2,000    $         2,220
Illinois Dev. Finance Auth. PCR
  (Commonwealth Edison) PUT                              4.40%         12/1/2006 (2)                     25,000             26,938
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management)                                     5.85%          2/1/2007                         10,000             10,624
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management)                                     5.05%          1/1/2010                          9,750             10,014
Illinois GO                                              5.00%         10/1/2010                          9,000             10,008
Illinois GO                                              5.25%         10/1/2012                         14,000             15,601
Illinois GO                                             5.375%          7/1/2013 (1)                      5,500              6,126
Illinois GO                                              5.50%          8/1/2013 (1)                     14,005             15,914
Illinois GO                                              5.25%         10/1/2013                         46,130             51,350
Illinois GO                                             5.375%          7/1/2014 (1)                      5,000              5,522
Illinois GO                                              5.25%         10/1/2014                         30,000             33,070
Illinois GO                                              5.50%          8/1/2017 (1)                      7,500              8,242
Illinois GO                                              5.50%          8/1/2018 (1)                      6,000              6,552
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)                          5.25%          6/1/2010 (1)                      5,000              5,452
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)                          5.25%          6/1/2011 (1)                      4,000              4,351
Illinois Health Fac. Auth. Rev.
  (Hosp. Sisters Services Inc.)                          5.25%          6/1/2012 (1)                      4,280              4,649
Illinois Regional Transp. Auth. Rev.                     9.00%          6/1/2005 (2)                      4,500              5,027
Illinois Regional Transp. Auth. Rev.                     9.00%          6/1/2005 (2)                        720                804
Illinois Regional Transp. Auth. Rev.                     9.00%          6/1/2008 (2)                      5,895              7,523
Illinois Regional Transp. Auth. Rev.                     9.00%          6/1/2008 (2)                        945              1,206
Illinois Regional Transp. Auth. Rev.                     9.00%          6/1/2009 (2)                      3,225              4,230
Illinois Regional Transp. Auth. Rev.                     9.00%          6/1/2009 (2)                      1,030              1,351
Illinois Sales Tax Rev.                                 6.125%         6/15/2010 (Prere.)                 4,250              5,041
Illinois Sales Tax Rev.                                  6.50%         6/15/2013                          5,000              5,964
Illinois Sales Tax Rev.                                 6.125%         6/15/2014                          6,850              7,900
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      7.25%         6/15/2005 (2)                        275                300
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      7.25%         6/15/2005 (2)(ETM)                 6,395              7,013
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      7.25%         6/15/2005 (2)(ETM)                 6,225              6,829
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      7.25%         6/15/2005 (2)(ETM)                 2,105              2,309
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      6.75%          6/1/2010 (2)                     25,000             29,855
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%         6/15/2019 (3)                     39,340             18,132
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%         6/15/2037 (1)                     50,690              7,728
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%         6/15/2038 (1)                     35,000              5,034
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%        12/15/2039 (1)                     60,945              8,054
Univ. of Illinois Univ. Rev. Auxiliary Fac.              0.00%          4/1/2016 (1)                     15,270              8,587
                                                                                                                        ----------
                                                                                                                           599,432
                                                                                                                        ----------
INDIANA (0.1%)
Indiana Muni. Power Agency Rev.                         5.875%          1/1/2010 (1)                      4,500              5,185

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
KANSAS
Kansas Dept. of Transp. Highway Rev. VRDO                1.13%         11/3/2003                  $       3,070    $         3,070

KENTUCKY (1.0%)
Kentucky Property & Building Comm. Rev.                  5.25%         11/1/2008                          2,500              2,724
Kentucky Property & Building Comm. Rev.                  5.75%         10/1/2010 (Prere.)                 6,135              7,179
Kentucky Property & Building Comm. Rev.                  5.50%          8/1/2012 (4)                     10,000             11,388
Kentucky Property & Building Comm. Rev.                  5.25%          8/1/2013 (4)                     39,355             43,106
Kentucky Property & Building Comm. Rev.                 5.375%         10/1/2013 (1)                      5,000              5,533
Kentucky Property & Building Comm. Rev.                  5.75%         10/1/2013                          3,500              3,961
Kentucky Property & Building Comm. Rev.                  5.25%          8/1/2015 (4)                     25,205             27,584
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
  (Revitalization Project)                               5.50%          7/1/2007 (4)                      4,315              4,837
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.75%          7/1/2012 (4)                      4,495              4,994
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.75%          7/1/2013 (4)                      4,755              5,252
                                                                                                                        ----------
                                                                                                                           116,558
                                                                                                                        ----------
LOUISIANA (0.9%)
Louisiana GO                                             7.75%          8/1/2006 (1)                     10,970             12,726
Louisiana GO                                             5.25%         4/15/2011 (4)                     11,395             12,561
Louisiana GO                                             5.50%         5/15/2012 (3)                     12,660             14,196
Louisiana GO                                             5.75%        11/15/2012 (3)                     17,865             20,330
Louisiana GO                                             5.50%         5/15/2013 (3)                      5,345              5,947
Louisiana GO                                             5.75%        11/15/2013 (3)                     18,825             21,411
Louisiana GO                                             5.75%        11/15/2014 (3)                      8,500              9,627
Louisiana Public Fac. Auth. Hosp. Rev.
  (Franciscan Missionaries)                             5.375%          7/1/2011 (1)                      4,990              5,473
                                                                                                                        ----------
                                                                                                                           102,271
                                                                                                                        ----------
MARYLAND (0.5%)
Maryland GO                                              5.50%         7/15/2009                         16,490             18,955
Maryland GO                                              5.00%          8/1/2013                          5,000              5,553
Maryland GO                                              5.50%         7/15/2014                         18,390             21,170
Maryland GO                                              5.50%          3/1/2016                          8,035              9,224
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                    6.625%          7/1/2020                          4,000              4,424
                                                                                                                        ----------
                                                                                                                            59,326
                                                                                                                        ----------
MASSACHUSETTS (6.9%)
Boston MA Water & Sewer Comm. Rev.                       5.75%         11/1/2013                          5,785              6,653
Chelsea MA GO                                            5.50%         6/15/2009 (2)                      3,000              3,435
Chelsea MA GO                                            5.50%         6/15/2011 (2)                      5,000              5,598
Chelsea MA GO                                            5.50%         6/15/2012 (2)                      5,000              5,595
Massachusetts Bay Transp. Auth. Rev.                     7.00%          3/1/2009                          8,880             10,686
Massachusetts Bay Transp. Auth. Rev.                    5.125%          3/1/2012                          5,820              6,369
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                5.625%          1/1/2013 (1)                     16,670             18,748
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                5.625%          1/1/2014 (1)                      7,340              8,184
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                5.625%          1/1/2015 (1)                      8,310              9,247
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (SEMASS System)                5.625%          1/1/2016 (1)                      3,500              3,882

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Dev. Finance Agency Rev.
  (Brooks School) VRDO                                   1.05%         11/7/2003 (1)              $       1,100    $         1,100
Massachusetts Dev. Finance Agency Rev.
  (Smith College) VRDO                                   1.02%         11/7/2003                          5,100              5,100
Massachusetts GAN                                       5.125%         6/15/2010                         10,755             11,841
Massachusetts GAN                                        5.25%         6/15/2010                         23,675             26,210
Massachusetts GAN                                       5.125%        12/15/2010                          5,000              5,532
Massachusetts GAN                                        5.25%        12/15/2010                         26,275             29,757
Massachusetts GAN                                       5.125%         6/15/2011                          8,555              9,355
Massachusetts GAN                                        5.25%         6/15/2011                         15,000             16,988
Massachusetts GAN                                        5.25%        12/15/2011                         14,820             16,784
Massachusetts GAN                                        5.75%        12/15/2011                         20,000             22,845
Massachusetts GAN                                        5.75%         6/15/2012                         11,280             12,783
Massachusetts GAN                                       5.125%        12/15/2012                          5,000              5,444
Massachusetts GAN                                       5.125%         6/15/2013                          5,000              5,410
Massachusetts GAN                                        5.75%         6/15/2013                         10,000             11,288
Massachusetts GO                                         7.50%          6/1/2004 (ETM)                      105                109
Massachusetts GO                                         7.50%          6/1/2004 (ETM)                    1,315              1,363
Massachusetts GO                                        5.125%         11/1/2006 (Prere.)                10,500             11,628
Massachusetts GO                                         6.00%          2/1/2010 (Prere.)                 5,450              6,385
Massachusetts GO                                         5.75%          6/1/2010 (Prere.)                10,000             11,553
Massachusetts GO                                         6.00%         11/1/2010                          5,000              5,845
Massachusetts GO                                         5.50%         11/1/2014                         10,000             11,296
Massachusetts GO                                         5.50%         11/120/16                         25,000             28,177
Massachusetts GO                                         5.50%         11/1/2016 (1)                     75,000             85,500
Massachusetts GO                                         5.50%         11/1/2016 (2)                     50,000             57,000
Massachusetts GO                                         5.50%         11/1/2017 (1)                     20,000             22,777
Massachusetts GO                                         5.50%         11/1/2017 (4)                      7,000              7,972
Massachusetts GO VRDO                                    1.05%         11/7/2003                         24,000             24,000
Massachusetts GO VRDO                                    1.05%         11/7/2003                          2,600              2,600
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                                5.25%          7/1/2009 (1)                      4,215              4,664
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                                5.25%          7/1/2010 (1)                      4,440              4,857
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                                5.25%          7/1/2011 (1)                      4,670              5,108
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                                5.25%          7/1/2012 (1)                      1,850              2,016
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                     5.875%          7/1/2008                          6,140              6,336
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                      6.50%          7/1/2012                         10,000             10,374
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Harvard Univ.) VRDO                                   1.00%         11/7/2003                          1,200              1,200
Massachusetts Ind. Finance Agency
  Resource Recovery Rev. (Refusetech Inc.)               6.30%          7/1/2005                         23,475             23,982
Massachusetts Ind. Finance Agency Rev.
  (BioMed Research Corp.)                                0.00%          8/1/2004                          9,480              9,393
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                      5.25%          7/1/2012 (1)                     22,865             25,328
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                      5.25%          7/1/2013 (1)                     20,000             21,988

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc.)                                  5.50%          1/1/2012 (2)              $       7,000    $         7,583
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc.)                                  5.50%          1/1/2013 (2)                      6,730              7,221
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc.)                                  5.50%          1/1/2014 (2)                      6,040              6,423
Massachusetts Port Auth. Special Fac. Rev.
  (Delta Airlines Inc.)                                  5.50%          1/1/2015 (2)                      4,000              4,234
Massachusetts Water Pollution Abatement Trust           5.125%          8/1/2009                          3,000              3,334
Massachusetts Water Pollution Abatement Trust            6.00%          8/1/2010                          5,000              5,788
Massachusetts Water Pollution Abatement Trust            5.25%          8/1/2011                            830                917
Massachusetts Water Pollution Abatement Trust            5.25%          8/1/2011 (ETM)                    6,475              7,338
Massachusetts Water Pollution Abatement Trust            6.00%          8/1/2011                          4,150              4,792
Massachusetts Water Pollution Abatement Trust            5.25%          8/1/2012                            295                325
Massachusetts Water Pollution Abatement Trust            6.00%          8/1/2012                          6,455              7,461
Massachusetts Water Pollution Abatement Trust            6.00%          8/1/2013                          5,000              5,772
Massachusetts Water Pollution Abatement Trust           5.125%          8/1/2014                          2,500              2,714
Massachusetts Water Resources Auth. Rev.                 6.50%         7/15/2010                         30,220             36,278
Massachusetts Water Resources Auth. Rev.                 6.50%         7/15/2019                         37,515             45,811
Massachusetts Water Resources Auth. Rev. VRDO            1.05%         11/7/2003 (3)                      2,300              2,300
Massachusetts Water Resources Auth. Rev. VRDO            1.05%         11/7/2003 (2)                      4,165              4,165
                                                                                                                        ----------
                                                                                                                           802,741
                                                                                                                        ----------
MICHIGAN (3.1%)
Detroit MI Sewage Disposal System VRDO                   1.05%         11/7/2003 (3)                     10,900             10,900
Detroit MI Sewer System Rev.                             5.25%          7/1/2005 (1)(Prere.)              4,000              4,304
Detroit MI Sewer System Rev.                             0.00%          7/1/2016 (3)                      7,500              4,195
Detroit MI Water Supply System VRDO                      1.05%         11/7/2003 (3)                     18,500             18,500
Greater Detroit MI Resource Recovery Auth.               6.25%        12/13/2005 (2)                      7,140              7,833
Greater Detroit MI Resource Recovery Auth.               6.25%        12/13/2005 (2)                     10,065             11,041
Greater Detroit MI Resource Recovery Auth.               6.25%        12/13/2006 (2)                     10,175             11,492
Greater Detroit MI Resource Recovery Auth.               6.25%        12/13/2006 (2)                     13,500             15,247
Greater Detroit MI Resource Recovery Auth.               6.25%        12/13/2007 (2)                      6,070              6,998
Greater Detroit MI Resource Recovery Auth.               6.25%        12/13/2007 (2)                      5,000              5,765
Michigan Building Auth. Rev.                            5.375%        10/15/2007 (Prere.)                 5,880              6,671
Michigan Building Auth. Rev.                             6.00%        10/15/2007 (ETM)                    9,000             10,340
Michigan Building Auth. Rev.                             5.50%        10/15/2012                          6,695              7,533
Michigan Building Auth. Rev.                             5.50%        10/15/2012                          8,440              9,496
Michigan Building Auth. Rev.                             5.25%        10/15/2013                          2,500              2,742
Michigan Building Auth. Rev.                             5.25%        10/15/2013 (4)                     12,000             13,414
Michigan Building Auth. Rev.                             5.50%        10/15/2013                          6,000              6,688
Michigan Building Auth. Rev.                             5.50%        10/15/2013                          6,010              6,699
Michigan Building Auth. Rev.                             5.25%        10/15/2014 (4)                     15,000             16,618
Michigan Building Auth. Rev.                             5.50%        10/15/2014                         10,000             11,172
Michigan Building Auth. Rev.                             5.25%        10/15/2015 (4)                     22,445             24,730
Michigan Building Auth. Rev.                             5.50%        10/15/2015                          5,000              5,586
Michigan Building Auth. Rev.                             5.25%        10/15/2016 (4)                      9,000              9,847
Michigan GAN VRDO                                        1.05%         11/7/2003 (4)                      4,000              4,000
Michigan GO                                              5.50%         11/1/2009 (Prere.)                 5,395              6,230
Michigan GO                                              5.50%         11/1/2009 (Prere.)                 5,120              5,912
Michigan GO                                              5.50%         12/1/2013                          6,125              7,030
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)                      5.50%         10/1/2006 (ETM)                    3,340              3,704

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)                      5.50%         10/1/2007 (ETM)            $       3,910    $         4,409
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)                      5.30%         10/1/2011 (ETM)                   10,840             12,083
Michigan Hosp. Finance Auth. Rev.
  (Genesys Regional Medical Center)                     5.375%         10/1/2013 (ETM)                    4,000              4,450
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                           5.75%         10/1/2010 (Prere.)                10,390             12,256
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                          5.875%         10/1/2010 (Prere.)                 7,680              9,119
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                          5.875%         10/1/2010 (Prere.)                10,740             12,752
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO 1.03%         11/7/2003                          2,870              2,870
Univ. of Michigan Hosp. Rev. VRDO                        1.20%         11/3/2003                          5,300              5,300
Wayne Charter County MI Airport Rev.                     5.25%         12/1/2010 (1)                     12,000             12,958
Wayne Charter County MI Airport Rev.                     5.25%         12/1/2011 (1)                     10,845             11,627
Wayne Charter County MI Airport Rev.                     5.25%         12/1/2012 (1)                     15,270             16,212
                                                                                                                        ----------
                                                                                                                           358,723
                                                                                                                        ----------
MINNESOTA (0.4%)
Minnesota GO                                             5.00%          8/1/2008                         12,965             14,471
Northern Minnesota Muni. Power Agency
Electric System Rev.                                     5.25%          1/1/2012 (4)                      6,000              6,619
Western Minnesota Muni. Power Agency                    5.375%          1/1/2008 (2)                      5,645              6,172
Western Minnesota Muni. Power Agency                     5.50%          1/1/2010 (2)                     14,045             15,440
                                                                                                                        ----------
                                                                                                                            42,702
                                                                                                                        ----------
MISSISSIPPI (0.9%)
Mississippi GO                                           5.25%          5/1/2005 (Prere.)                 5,805              6,153
Mississippi GO                                           7.00%          5/1/2005                          4,840              5,244
Mississippi GO                                           6.50%          9/1/2006                          5,125              5,797
Mississippi GO                                           6.00%         12/1/2006                          6,380              7,188
Mississippi GO                                           6.00%         11/1/2009 (Prere.)                 9,225             10,895
Mississippi GO                                           6.00%         11/1/2009 (Prere.)                 9,725             11,486
Mississippi GO                                           5.75%         11/1/2010 (Prere.)                 5,540              6,491
Mississippi GO                                           5.75%         11/1/2010 (Prere.)                 5,205              6,098
Mississippi GO                                           5.75%         11/1/2010 (Prere.)                 7,860              9,209
Mississippi GO                                           5.25%         12/1/2010                          8,800              9,980
Mississippi GO                                           5.75%         11/1/2011                          4,665              5,328
Mississippi GO                                           5.75%         12/1/2011                          6,000              6,964
Mississippi GO                                           5.75%         11/1/2012                          4,825              5,490
Mississippi GO                                           5.50%         12/1/2016                          8,435              9,621
Mississippi GO                                           5.50%         12/1/2017                          4,000              4,558
                                                                                                                        ----------
                                                                                                                           110,502
                                                                                                                        ----------
MISSOURI (0.6%)
Missouri Environmental Improvement & Energy
  Resource Auth. Water PCR                               5.50%          7/1/2012                          4,190              4,771
Missouri Environmental Improvement & Energy
  Resource Auth. Water PCR                               5.50%          7/1/2013                          5,250              5,980
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal - Presbyterian Hosp.)            5.50%         12/1/2012 (4)                      3,365              3,762
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal - Presbyterian Hosp.)            5.50%         12/1/2013 (4)                      3,580              3,968

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal - Presbyterian Hosp.)            5.50%         12/1/2014 (4)              $       3,780    $         4,160
Missouri Highways & Transp. Comm. Road Rev.             5.625%          2/1/2012                          5,000              5,640
Missouri Highways & Transp. Comm. Road Rev.             5.625%          2/1/2013                          3,000              3,352
Missouri Highways & Transp. Comm. Road Rev.             5.625%          2/1/2014                          3,430              3,835
Missouri Highways & Transp. Comm. Road Rev.             5.625%          2/1/2016                          2,000              2,236
Missouri Highways & Transp. Comm. Road Rev.              5.25%          2/1/2017                         11,410             12,287
St. Louis MO Airport Rev. Airport Dev. Program          5.625%          7/1/2013 (1)                     11,560             12,910
St. Louis MO Airport Rev. Airport Dev. Program          5.625%          7/1/2014 (1)                     10,260             11,372
                                                                                                                        ----------
                                                                                                                            74,273
                                                                                                                        ----------
MONTANA (0.1%)
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)                     5.25%         12/1/2009 (1)                      3,330              3,704
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)                     5.25%         12/1/2010 (1)                      2,445              2,684
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)                     5.25%         12/1/2011 (1)                      4,980              5,465
Montana Health Fac. Auth. Rev.
  (Sisters of Charity Health System)                     5.25%         12/1/2012 (1)                      2,725              2,967
                                                                                                                        ----------
                                                                                                                            14,820
                                                                                                                        ----------
NEBRASKA (0.9%)
Nebraska Public Power Dist. Rev.                         5.25%          1/1/2010 (1)                     26,500             29,267
Nebraska Public Power Dist. Rev.                         5.25%          1/1/2011 (1)                     10,000             10,994
Nebraska Public Power Dist. Rev.                         5.25%          1/1/2012 (1)                      5,000              5,508
Nebraska Public Power Dist. Rev.                         5.25%          1/1/2013 (1)                     51,565             56,261
Omaha NE Public Power Dist. Electric Rev.                5.50%          2/1/2007                          5,000              5,552
                                                                                                                        ----------
                                                                                                                           107,582
                                                                                                                        ----------
NEVADA (2.6%)
Clark County NV Airport Improvement Rev.                5.375%          7/1/2010 (1)                      8,470              9,471
Clark County NV Airport Improvement Rev.                 5.25%          7/1/2012 (1)                      4,225              4,605
Clark County NV GO                                       7.50%          6/1/2006 (2)                      3,575              4,093
Clark County NV GO                                       7.50%          6/1/2007 (2)                      4,920              5,824
Clark County NV GO                                       7.50%          6/1/2007 (2)                      4,630              5,481
Clark County NV GO                                       8.00%          6/1/2008 (2)                      4,590              5,667
Clark County NV GO                                       8.00%          6/1/2008 (2)                      5,285              6,525
Clark County NV GO                                       7.50%          6/1/2009 (2)                      1,115              1,379
Clark County NV GO                                       7.50%          6/1/2009 (2)                      5,710              7,062
Clark County NV GO                                       5.50%          6/1/2012 (3)                      6,365              7,093
Clark County NV GO                                       5.60%          6/1/2013 (3)                      7,175              8,015
Clark County NV GO                                      5.625%          6/1/2014 (3)                      7,450              8,231
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)            5.375%          7/1/2010 (1)                      6,435              7,195
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)            5.375%          7/1/2011 (1)                      9,445             10,409
Clark County NV Passenger Fac. Rev.
  (Las Vegas McCarran International Airport)            5.375%          7/1/2012 (1)                      8,295              9,117
Clark County NV School Dist. GO                          5.70%         6/15/2005 (1)(Prere.)             10,825             11,709
Clark County NV School Dist. GO                         5.875%         6/15/2005 (1)(Prere.)              9,275             10,058
Clark County NV School Dist. GO                         5.875%         6/15/2005 (1)(Prere.)             14,485             15,708
Clark County NV School Dist. GO                          5.60%         6/15/2006 (3)(Prere.)              9,640             10,720
Clark County NV School Dist. GO                          5.90%         6/15/2006 (3)(Prere.)             10,000             11,197

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Clark County NV School Dist. GO                          5.50%         6/15/2007 (3)(Prere.)      $      16,325    $        18,514
Clark County NV School Dist. GO                         5.625%         6/15/2007 (3)(Prere.)             10,000             11,384
Clark County NV School Dist. GO                         5.375%         6/15/2016 (1)                     28,385             30,990
Clark County NV School Dist. GO                         5.375%         6/15/2017 (1)                     29,765             32,294
Las Vegas NV Convention & Visitors Auth.                 6.00%          7/1/2011 (2)                     10,000             11,533
Las Vegas NV Convention & Visitors Auth.                 6.00%          7/1/2012 (2)                      5,000              5,778
Las Vegas NV Convention & Visitors Auth.                 6.00%          7/1/2014 (2)                      4,500              5,187
Nevada GO                                                6.00%         5/15/2010                          6,680              7,794
Nevada GO                                                5.25%         5/15/2011                          6,000              6,619
Truckee Meadows NV Water Auth. Rev.                      5.50%          7/1/2012 (4)                      5,335              5,971
Truckee Meadows NV Water Auth. Rev.                      5.50%          7/1/2013 (4)                      4,790              5,335
Washoe County NV Hosp. Medical Center                    6.00%          6/1/2009 (2)                      6,310              6,601
                                                                                                                        ----------
                                                                                                                           307,559
                                                                                                                        ----------
NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Auth. PCR
  (Public Service Co. of New Hampshire)                  6.00%          5/1/2021                         25,800             26,667
New Hampshire Business Finance Auth. PCR
  (Public Service Co. of New Hampshire)                  6.00%          5/1/2021 (2)                     21,600             22,933
New Hampshire Business Finance Auth. PCR
  (United Illuminating) PUT                              4.55%          2/1/2004                         15,000             15,072
New Hampshire IDA                                        5.90%          8/1/2018                          7,000              7,278
                                                                                                                        ----------
                                                                                                                            71,950
                                                                                                                        ----------
NEW JERSEY (6.4%)
Essex County NJ Solid Waste Util. Auth.                  5.50%          4/1/2006 (4)(Prere.)              3,000              3,338
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev. PUT                          6.85%         12/1/2009                          4,000              4,578
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.  5.00%          7/1/2008 (1)                     17,000             18,924
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.  5.00%          7/1/2010 (1)                     26,045             28,971
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)       5.50%          5/1/2008 (4)                     10,520             11,910
New Jersey GO                                            6.00%         7/15/2006                          3,300              3,673
New Jersey GO                                            5.50%          8/1/2011                          3,500              3,998
New Jersey GO                                            5.25%          7/1/2014 (4)                     25,000             27,921
New Jersey GO                                            5.25%          7/1/2015 (4)                     50,000             55,828
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                             5.25%          7/1/2010 (1)                      8,050              8,898
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                             5.25%          7/1/2011 (1)                      8,230              9,008
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                             5.25%          7/1/2012 (1)                      2,000              2,181
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                             5.25%          7/1/2014 (1)                      2,850              3,109
New Jersey Transp. Corp. COP                             5.25%         9/15/2004 (2)                      4,000              4,140
New Jersey Transp. Corp. COP                             5.50%         9/15/2007 (2)                     14,000             15,677
New Jersey Transp. Corp. COP                             5.50%         9/15/2010 (2)                     12,500             14,194
New Jersey Transp. Corp. COP                             5.75%         9/15/2010 (2)                     15,000             16,963
New Jersey Transp. Corp. COP                             5.75%         9/15/2010 (2)(Prere.)             25,000             29,231
New Jersey Transp. Corp. COP                             5.75%         9/15/2010 (2)(Prere.)             28,470             33,289
New Jersey Transp. Corp. COP                             5.50%         9/15/2011 (2)                     45,000             50,992
New Jersey Transp. Trust Fund Auth. Rev.                 5.50%         6/15/2005 (1)(Prere.)                990              1,078
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%         6/15/2005 (2)                     11,310             12,143
New Jersey Transp. Trust Fund Auth. Rev.                 6.50%         6/15/2005 (2)                      5,000              5,407

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%         6/15/2007 (Prere.)         $      37,000    $        42,950
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%         6/15/2008                         34,660             39,402
New Jersey Transp. Trust Fund Auth. Rev.                 6.50%         6/15/2011 (1)                     12,490             15,102
New Jersey Transp. Trust Fund Auth. Rev.                 6.50%         6/15/2011 (1)(ETM)                 7,510              9,132
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%        12/15/2011 (1)(Prere.)             20,000             23,836
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%        12/15/2011 (1)(Prere.)             19,720             23,472
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%        12/15/2011 (1)(Prere.)             30,000             35,707
New Jersey Transp. Trust Fund Auth. Rev.                 7.00%         6/15/2012 (1)(ETM)                 7,510              9,404
New Jersey Transp. Trust Fund Auth. Rev.                 7.00%         6/15/2012 (1)                     12,490             15,584
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%        12/15/2014 (1)                     10,280             11,917
New Jersey Turnpike Auth. Rev.                           4.75%          1/1/2006 (ETM)                    4,380              4,473
New Jersey Turnpike Auth. Rev.                           6.50%          1/1/2009 (2)(ETM)                50,000             59,421
New Jersey Turnpike Auth. Rev.                          5.625%          1/1/2010 (1)(Prere.)             12,775             14,688
New Jersey Turnpike Auth. Rev.                           5.75%          1/1/2010 (1)                     27,745             31,892
New Jersey Turnpike Auth. Rev.                           5.75%          1/1/2010 (1)(ETM)                 7,475              8,647
New Jersey Turnpike Auth. Rev.                          5.625%          1/1/2015 (1)                      3,440              3,816
New Jersey Turnpike Auth. Rev. VRDO                      1.12%         11/7/2003 (3)LOC                  21,200             21,200
Rutgers State Univ. New Jersey                           6.40%          5/1/2013                          4,675              5,573
                                                                                                                        ----------
                                                                                                                           741,667
                                                                                                                        ----------
NEW MEXICO (0.3%)
New Mexico Highway Comm. Tax Rev.                        6.00%         6/15/2011                         12,780             14,709
New Mexico Highway Comm. Tax Rev.                        5.75%         6/15/2012                         16,310             18,547
                                                                                                                        ----------
                                                                                                                            33,256
                                                                                                                        ----------
NEW YORK (11.2%)
Long Island NY Power Auth. Electric System Rev.          5.50%         12/1/2009 (2)                      6,000              6,863
Long Island NY Power Auth. Electric System Rev.         5.125%          4/1/2012 (1)                     25,195             27,353
Long Island NY Power Auth. Electric System Rev.          5.25%          6/1/2012                         40,505             43,760
Long Island NY Power Auth. Electric System Rev. VRDO     1.02%         11/7/2003 (4)                     13,625             13,625
Metro. New York Transp. Auth. Rev.                       5.50%        11/15/2015 (2)                     45,130             50,622
Metro. New York Transp. Auth. Rev. (Commuter Fac.)       5.00%          1/1/2012 (1)(Prere.)              8,100              8,956
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax)                              5.50%         10/1/2010 (1)(Prere.)              4,500              5,211
Metro. New York Transp. Auth. Rev. (Service Contract)    0.00%          7/1/2011 (ETM)                   21,200             16,254
Metro. New York Transp. Auth. Rev. (Transit Rev.)        7.00%          7/1/2009 (2)(ETM)                10,000             11,867
Metro. New York Transp. Auth. Rev. (Transit Rev.)       5.125%          1/1/2012 (4)(Prere.)              3,290              3,667
Metro. New York Transp. Auth. Rev. (Transit Rev.)       5.125%          1/1/2012 (4)(Prere.)              5,030              5,606
Metro. New York Transp. Auth. Rev. (Transit Rev.)        5.50%        11/15/2012 (1)                      5,530              6,309
Metro. New York Transp. Auth. Rev. (Transp. Fac.)        5.25%          7/1/2009 (4)(ETM)                20,000             22,690
Metro. New York Transp. Auth. Rev. (Transp. Fac.)        5.25%          7/1/2010 (4)(ETM)                 2,575              2,880
Muni. Assistance Corp. for New York City NY              6.25%          7/1/2005                          5,000              5,415
Muni. Assistance Corp. for New York City NY              6.00%          7/1/2006                          7,000              7,801
Muni. Assistance Corp. for New York City NY              5.00%          7/1/2008                         10,000             11,188
Muni. Assistance Corp. for New York City NY              6.00%          7/1/2008                         10,000             11,470
Nassau County NY GO                                      7.00%          3/1/2004                          7,500              7,630
New York City NY GO                                      7.00%          8/1/2005                          6,500              7,083
New York City NY GO                                      8.00%          4/1/2006 (2)                      5,955              6,833
New York City NY GO                                      5.70%          8/1/2007                          9,800             10,753
New York City NY GO                                      5.90%          8/1/2009                          6,125              6,625
New York City NY GO                                      5.25%          8/1/2010                         27,000             29,584
New York City NY GO                                      5.90%          8/1/2010                          4,750              5,092
New York City NY GO                                      5.25%          8/1/2011                         30,000             32,582

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New York City NY GO                                      6.00%          8/1/2011                  $       5,600    $         6,152
New York City NY GO                                      6.00%          8/1/2012                          4,000              4,394
New York City NY GO                                     5.875%         8/15/2012 (3)                      7,000              7,770
New York City NY GO                                      5.25%          8/1/2013                         18,015             19,365
New York City NY GO                                      5.75%          8/1/2013 (2)                      8,500              9,723
New York City NY GO                                      5.75%          8/1/2015 (2)                     38,000             43,167
New York City NY IDA (USTA National Tennis Center)      6.375%        11/15/2007 (4)                      6,200              6,647
New York City NY IDA (USTA National Tennis Center)       6.40%        11/15/2008 (4)                      4,105              4,402
New York City NY IDA (USTA National Tennis Center)       6.50%        11/15/2009 (4)                      6,745              7,240
New York City NY IDA (USTA National Tennis Center)       6.50%        11/15/2010 (4)                      3,500              3,755
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                              5.30%         6/15/2004 (Prere.)                19,065             19,762
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                             5.375%         6/15/2019                          7,500              8,070
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.15%         11/3/2003 (3)                      9,900              9,900
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.16%         11/3/2003                          1,385              1,385
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.02%         11/7/2003                         15,000             15,000
New York City NY Transitional Finance Auth. Rev.         5.50%        11/15/2008                          2,000              2,271
New York City NY Transitional Finance Auth. Rev.         5.75%         8/15/2009 (3)(Prere.)             14,740             17,308
New York City NY Transitional Finance Auth. Rev.         5.00%        11/15/2009                          3,550              3,904
New York City NY Transitional Finance Auth. Rev.         5.50%         2/15/2010 (Prere.)                 3,500              4,043
New York City NY Transitional Finance Auth. Rev.         5.75%         2/15/2010 (Prere.)                 4,365              5,105
New York City NY Transitional Finance Auth. Rev.        5.125%         11/1/2010                          7,570              8,361
New York City NY Transitional Finance Auth. Rev.         5.00%        11/15/2010                         10,000             10,988
New York City NY Transitional Finance Auth. Rev.         5.00%        11/15/2010                          6,375              6,910
New York City NY Transitional Finance Auth. Rev.        5.125%         11/1/2011                          7,245              7,891
New York City NY Transitional Finance Auth. Rev.         5.25%        11/15/2011                         12,585             13,815
New York City NY Transitional Finance Auth. Rev.         5.50%         2/15/2012                          5,945              6,590
New York City NY Transitional Finance Auth. Rev.         5.25%          5/1/2012                          3,475              3,796
New York City NY Transitional Finance Auth. Rev.        5.125%         11/1/2012                          4,000              4,350
New York City NY Transitional Finance Auth. Rev.        5.875%         11/1/2012                          6,000              6,877
New York City NY Transitional Finance Auth. Rev.         5.25%        11/15/2012                          5,000              5,486
New York City NY Transitional Finance Auth. Rev.        5.375%          2/1/2013                         14,000             15,454
New York City NY Transitional Finance Auth. Rev.        5.375%          2/1/2014                          5,000              5,476
New York City NY Transitional Finance Auth. Rev.         5.75%         2/15/2014                          5,960              6,730
New York City NY Transitional Finance Auth. Rev.        5.125%        11/15/2014 (3)                      5,195              5,657
New York City NY Transitional Finance Auth. Rev.         5.25%          8/1/2018 (2)                      5,000              5,388
New York City NY Transitional Finance Auth. Rev. VRDO    1.15%         11/3/2003                         24,800             24,800
New York City NY Transitional Finance Auth. Rev. VRDO    1.17%         11/3/2003                         14,500             14,500
New York City NY Transitional Finance Auth. Rev. VRDO    1.20%         11/3/2003                         36,100             36,100
New York City NY Transitional Finance Auth. Rev. VRDO    1.02%         11/7/2003                          1,800              1,800
New York City NY Transitional Finance Auth. Rev. VRDO    1.10%         11/7/2003                         15,000             15,000
New York City NY Transitional Finance Auth. Rev. VRDO    1.10%         11/7/2003                          9,435              9,435
New York City NY Transitional Finance Auth. Rev. VRDO    1.10%         11/7/2003                          8,000              8,000
New York State Dormitory Auth. Rev.
  (City Univ. of New York)                               5.50%          7/1/2013 (1)                      4,090              4,511
New York State Dormitory Auth. Rev. (City Univ.)         6.35%          7/1/2004 (ETM)                    2,500              2,588
New York State Dormitory Auth. Rev. (City Univ.)         6.45%          7/1/2005 (ETM)                    1,500              1,629
New York State Dormitory Auth. Rev. (City Univ.)         5.75%          7/1/2013 (1)                     11,500             13,320

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev. (City Univ.)         5.75%          7/1/2013 (1)              $      14,645    $        16,947
New York State Dormitory Auth. Rev. (Columbia Univ.)     5.25%          7/1/2011                          4,160              4,707
New York State Dormitory Auth. Rev.
  (Jewish Medical Center)                                5.25%          7/1/2010 (1)                      4,000              4,319
New York State Dormitory Auth. Rev.
  (Mental Health Services)                               5.25%         8/15/2008 (1)(Prere.)                  5                  6
New York State Dormitory Auth. Rev.
  (Mental Health Services)                               5.25%         2/15/2011 (1)                      7,365              8,057
New York State Dormitory Auth. Rev. (Second Hosp.)       5.00%         2/15/2010 (4)                      4,500              4,895
New York State Dormitory Auth. Rev. (Second Hosp.)       5.10%         2/15/2011 (4)                      6,285              6,788
New York State Dormitory Auth. Rev. (Second Hosp.)       5.10%         2/15/2011 (2)                      4,040              4,363
New York State Dormitory Auth. Rev. (Second Hosp.)       5.10%         2/15/2011 (2)                      6,000              6,480
New York State Dormitory Auth. Rev. (State Univ.)        5.90%         5/15/2004 (Prere.)                 2,000              2,092
New York State Dormitory Auth. Rev. (State Univ.)        5.80%         5/15/2005                          5,400              5,634
New York State Dormitory Auth. Rev. (Univ. of Rochester) 5.75%          7/1/2014 (1)                      9,725             10,174
New York State Dormitory Auth. Rev. (Univ. System)       5.25%          7/1/2017 (1)                     14,500             15,787
New York State Dormitory Auth. Rev.
  (Upstate Community Colleges)                           5.25%          7/1/2010 (2)                      3,920              4,380
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)                             5.25%          7/1/2011 (2)                      3,610              3,963
New York State GO                                        6.00%         10/1/2004                          4,195              4,381
New York State Medical Care Fac. Finance Agency Rev.
  (Mental Health Services)                              5.375%         2/15/2014 (4)(Prere.)              4,460              4,593
New York State Power Auth. Rev.                          5.25%        11/15/2017                         20,710             22,493
New York State Power Auth. Rev.                          5.25%        11/15/2018                         35,425             38,198
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          6.25%          4/1/2006 (1)                     10,000             10,841
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                            5.25%          4/1/2007 (2)(Prere.)              5,000              5,652
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          6.25%          4/1/2010 (4)                      6,725              7,924
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          5.25%          4/1/2011 (3)                      4,000              4,380
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          5.25%          4/1/2012 (3)                      6,220              6,808
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          5.50%          4/1/2012 (1)                     20,000             22,680
New York State Thruway Auth. Rev.
  (Highway & Bridge Trust Fund)                          5.25%          4/1/2015 (2)                     10,000             10,960
New York State Thruway Auth. Rev. (Personal Income Tax)  5.50%         3/15/2016 (1)                      3,000              3,326
New York State Thruway Auth. Rev. (Service Contract)    5.375%          4/1/2009 (1)                     16,500             18,443
New York State Thruway Auth. Rev. (Service Contract)     5.25%          4/1/2011 (Prere.)                 9,545             10,796
New York State Urban Dev. Corp. Rev. (Correctional Fac.) 6.40%          1/1/2004 (ETM)                    9,685              9,772
Niagara County NY IDA Solid Waste Disposal Rev. PUT      5.45%        11/15/2012                         16,000             16,755
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)      6.625%          8/1/2006                         10,000             11,184
Port Auth. of New York & New Jersey Rev.                 5.00%          8/1/2007                          4,900              5,339
Port Auth. of New York & New Jersey Rev.                 5.50%         9/15/2008 (3)                      5,810              6,375
Port Auth. of New York & New Jersey Rev.                 5.25%         7/15/2010                         11,095             11,918
Port Auth. of New York & New Jersey Rev.                 5.00%          8/1/2015                         10,000             10,264
Suffolk County NY Water Auth. Rev.                       6.80%          6/1/2012 (ETM)                   10,660             12,971
Triborough Bridge & Tunnel Auth. New York Rev.           6.60%          1/1/2010 (ETM)                   55,325             66,452
Triborough Bridge & Tunnel Auth. New York Rev.           5.50%          1/1/2012 (ETM)                   20,295             22,800

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Auth. New York Rev.           6.00%          1/1/2012 (ETM)            $      12,000    $        14,059
Triborough Bridge & Tunnel Auth. New York Rev.           5.25%        11/15/2015                          5,000              5,567
Triborough Bridge & Tunnel Auth. New York Rev.           5.25%        11/15/2017                         20,000             21,644
Triborough Bridge & Tunnel Auth. New York Rev. VRDO      1.05%         11/7/2003                          7,900              7,900
                                                                                                                        ----------
                                                                                                                         1,305,601
                                                                                                                        ----------
NORTH CAROLINA (2.8%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)   5.25%         10/1/2019                         10,000             10,227
North Carolina Eastern Muni. Power Agency Rev.          5.375%          1/1/2011                         25,000             26,609
North Carolina Eastern Muni. Power Agency Rev.          5.375%          1/1/2012                         14,875             15,734
North Carolina Eastern Muni. Power Agency Rev.          5.375%          1/1/2013                         25,000             26,281
North Carolina Eastern Muni. Power Agency Rev.           5.50%          1/1/2014                         15,000             15,948
North Carolina Eastern Muni. Power Agency Rev.           5.30%          1/1/2015                          4,000              4,144
North Carolina Eastern Muni. Power Agency Rev.          5.375%          1/1/2016                          3,000              3,104
North Carolina Eastern Muni. Power Agency Rev.          5.375%          1/1/2017                          4,700              4,828
North Carolina GO                                        5.25%          6/1/2011                         10,375             11,738
North Carolina GO VRDO                                   1.00%         11/7/2003                          4,600              4,600
North Carolina Muni. Power Agency Rev.                   5.25%          1/1/2009 (1)                      8,500              9,499
North Carolina Muni. Power Agency Rev.                   5.25%          1/1/2014 (2)                     26,585             29,155
North Carolina Muni. Power Agency Rev.                   5.25%          1/1/2016 (4)                     10,000             10,855
North Carolina Muni. Power Agency Rev.                   5.25%          1/1/2017 (4)                     15,290             16,500
North Carolina Muni. Power Agency Rev.                   5.25%          1/1/2018 (1)                     69,720             74,690
North Carolina Muni. Power Agency Rev.                   5.25%          1/1/2019 (1)                     38,600             41,081
North Carolina Muni. Power Agency Rev.                   5.25%          1/1/2020 (1)                     10,000             10,589
Winston-Salem NC Water & Sewer System Rev.               5.50%          6/1/2011 (Prere.)                 2,380              2,749
Winston-Salem NC Water & Sewer System Rev.               5.50%          6/1/2011 (Prere.)                 1,970              2,275
Winston-Salem NC Water & Sewer System Rev.               5.50%          6/1/2013                          1,500              1,683
Winston-Salem NC Water & Sewer System Rev.               5.50%          6/1/2014                          1,240              1,380
                                                                                                                        ----------
                                                                                                                           323,669
                                                                                                                        ----------
OHIO (3.1%)
Cincinnati OH GO                                         5.25%         12/1/2015 (4)                     14,710             16,262
Cincinnati OH GO                                         5.25%         12/1/2016 (4)                      9,185             10,082
Cincinnati OH GO                                         5.25%         12/1/2017 (4)                      5,000              5,449
Cincinnati OH GO                                         5.25%         12/1/2018 (4)                      8,150              8,826
Cleveland OH Airport System Rev.                         5.25%          1/1/2009 (4)                      8,535              9,353
Cleveland OH Airport System Rev.                         5.25%          1/1/2010 (4)                      9,010              9,815
Cleveland OH Airport System Rev.                         5.25%          1/1/2012 (4)                      5,000              5,338
Cleveland OH Airport System Rev.                         5.25%          1/1/2013 (4)                      5,000              5,309
Cleveland OH GO                                          5.50%          8/1/2008 (1)                      6,295              7,094
Cleveland OH Water Works Rev.                            6.00%          1/1/2006 (1)                      2,100              2,296
Cleveland OH Water Works Rev.                            5.25%          1/1/2009 (4)                      2,500              2,768
Cleveland OH Water Works Rev.                            5.25%          1/1/2010 (4)                      7,000              7,731
Cleveland OH Water Works Rev.                           5.375%          1/1/2013 (4)                      3,455              3,841
Franklin County OH Hosp. Rev.                            5.75%         5/15/2012 (2)                      5,000              5,103
Hamilton County OH Hosp. Fac. Rev.
  (Health Alliance of Greater Cincinnati) VRDO           1.00%         11/7/2003 (1)                     15,347             15,347
Kent State Univ. Ohio VRDO                               1.10%         11/7/2003 (1)                      7,400              7,400
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                        5.625%         10/1/2012                          6,800              7,470
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                        5.625%          9/1/2013 (1)                      3,000              3,337
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                        5.625%         10/1/2013                          6,810              7,420

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                        5.625%         10/1/2014                  $       6,000    $         6,504
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                        5.625%         10/1/2015                          4,000              4,311
Ohio Building Auth. Rev. (Admin. Building Fund)          5.50%         10/1/2013 (4)                      6,605              7,370
Ohio Building Auth. Rev. (Data Center)                   5.75%         10/1/2005                          3,070              3,325
Ohio Building Auth. Rev. (Highway Safety Building)       6.00%          4/1/2007 (2)                      4,640              5,265
Ohio Building Auth. Rev. (Highway Safety Building)       5.75%         10/1/2008 (2)                      5,055              5,638
Ohio Building Auth. Rev. (Highway Safety Building)      5.375%         10/1/2009 (2)                      4,605              5,130
Ohio Building Auth. Rev. (State Correctional Fac.)       5.70%         10/1/2004                          2,725              2,839
Ohio Building Auth. Rev. (State Correctional Fac.)       5.90%         10/1/2004 (1)(Prere.)              4,435              4,719
Ohio Building Auth. Rev. (State Correctional Fac.)       5.80%         10/1/2006                          4,360              4,864
Ohio Building Auth. Rev. (State Correctional Fac.)       5.90%         10/1/2007                          2,500              2,852
Ohio Building Auth. Rev. (State Correctional Fac.)       6.00%         10/1/2007 (2)                      3,710              4,213
Ohio Building Auth. Rev. (State Correctional Fac.)       5.75%          4/1/2008 (2)                      5,375              6,010
Ohio Building Auth. Rev. (State Correctional Fac.)       5.75%          4/1/2009 (2)                      5,485              6,177
Ohio Building Auth. Rev. (State Correctional Fac.)       5.50%         10/1/2012 (4)                      5,000              5,620
Ohio Building Auth. Rev. (State Correctional Fac.)       5.50%         10/1/2013 (4)                      3,000              3,348
Ohio Building Auth. Rev. (State Correctional Fac.)       5.25%          4/1/2017                          5,565              6,172
Ohio GO                                                 5.625%          5/1/2010 (Prere.)                 5,065              5,856
Ohio GO                                                 7.625%          8/1/2010                          3,510              4,461
Ohio GO                                                 5.375%          2/1/2012                          7,255              8,088
Ohio GO                                                 5.375%          2/1/2013                          7,645              8,446
Ohio GO                                                  5.25%          8/1/2013 (4)                     12,435             13,976
Ohio GO                                                  5.50%          8/1/2013                          2,945              3,375
Ohio GO                                                 5.375%          2/1/2014                          5,000              5,518
Ohio GO                                                 5.375%          2/1/2015                          3,485              3,846
Ohio GO                                                 5.375%          2/1/2017                          5,500              6,069
Ohio Higher Educ. Capital Fac. Rev.                      5.00%         12/1/2007                          5,000              5,562
Ohio Higher Educ. Capital Fac. Rev.                      5.25%         11/1/2014                          3,710              4,087
Ohio Higher Educ. Fac. Comm. Rev.
  (Case Western Reserve Univ.) VRDO                      1.15%         11/3/2003                          3,000              3,000
Ohio Housing Finance Agency Mortgage Rev.               5.025%          3/1/2021                          4,455              4,493
Ohio Housing Finance Agency Mortgage Rev.                5.45%          9/1/2031                         15,005             15,360
Ohio Housing Finance Agency Mortgage Rev.               5.625%          3/1/2032                          8,555              9,203
Ohio Public Fac. Comm. Higher Educ. Capital Fac.         5.25%          5/1/2005 (2)(Prere.)              5,950              6,307
Ohio State Univ. General Receipts Rev. VRDO              1.05%         11/7/2003                         19,450             19,450
Ohio Turnpike Comm. Turnpike Rev.                        5.50%         2/15/2006 (1)(Prere.)              4,435              4,910
Ohio Water Dev. Auth. Rev.                               6.00%         12/1/2004 (2)(Prere.)              2,520              2,581
Univ. of Cincinnati OH General Receipts                  5.50%          6/1/2013 (3)                      2,700              3,026
Univ. of Cincinnati OH General Receipts                  5.50%          6/1/2014 (3)                      1,000              1,112
                                                                                                                        ----------
                                                                                                                           363,324
                                                                                                                        ----------
OKLAHOMA (0.2%)
Grand River Dam Auth. Oklahoma Rev.                      6.25%          6/1/2011 (2)                      7,600              9,015
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)       5.75%         8/15/2014                          5,805              4,573
Oklahoma Turnpike Auth.                                  5.50%          1/1/2009 (3)                      6,000              6,805
                                                                                                                        ----------
                                                                                                                            20,393
                                                                                                                        ----------
OREGON (0.9%)
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.50%         2/15/2009                          7,715              8,625
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.50%         2/15/2010                          9,955             11,116

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.75%          5/1/2012                  $       2,955    $         3,325
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.75%          5/1/2013                          5,580              6,214
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.75%          5/1/2014                          5,825              6,443
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.75%          5/1/2015                          4,395              4,862
Oregon State Dept. Administrative Services               5.00%          9/1/2009 (4)                     23,030             25,795
Oregon State Dept. Administrative Services               5.75%          4/1/2010 (4)                      7,560              8,617
Oregon State Dept. Administrative Services               5.75%          4/1/2011 (4)                      8,715              9,878
Oregon State Dept. Administrative Services               5.75%          4/1/2012 (4)                      2,500              2,842
Oregon State Dept. Administrative Services               5.75%          4/1/2013 (4)                      3,000              3,393
Port Auth. of Portland OR Airport Rev.
  (Portland International Airport)                       5.00%          7/1/2013 (3)                      2,520              2,611
Port Auth. of Portland OR Airport Rev.
  (Portland International Airport)                       5.50%          7/1/2014 (2)                      5,325              5,663
Portland OR Sewer System Rev.                            6.00%          6/1/2007 (3)                      5,600              6,351
                                                                                                                        ----------
                                                                                                                           105,735
                                                                                                                        ----------
PENNSYLVANIA (4.7%)
Beaver County PA IDA PCR (Ohio Edison) PUT               4.65%          6/1/2004                         59,000             59,302
Delaware County PA IDA PCR (PECO Energy Co.) PUT         5.20%         10/1/2004                          1,500              1,542
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                        6.10%          1/1/2004                          5,000              5,016
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                        6.10%          1/1/2007                          7,955              8,535
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                        6.00%          1/1/2009                          5,355              5,772
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                        6.10%          7/1/2013                          9,750             10,345
Montgomery County PA IDA PCR (PECO Energy) PUT           5.20%         10/1/2004                         24,500             25,192
Pennsbury PA School Dist. GO                             5.50%         8/15/2014 (3)                      6,000              6,382
Pennsylvania Convention Center Auth. Rev.                6.25%          9/1/2004                          3,435              3,555
Pennsylvania Convention Center Auth. Rev.                6.70%          9/1/2014 (1)                      4,000              4,257
Pennsylvania Convention Center Auth. Rev.                6.70%          9/1/2016 (3)(ETM)                 3,000              3,701
Pennsylvania GO                                          5.50%          5/1/2005 (3)(Prere.)              8,025              8,655
Pennsylvania GO                                          5.25%        10/15/2005                         10,400             11,186
Pennsylvania GO                                         5.375%         5/15/2006 (3)(Prere.)              3,515              3,896
Pennsylvania GO                                          5.00%         4/15/2008                          1,370              1,393
Pennsylvania GO                                          6.00%          7/1/2008                          8,220              9,487
Pennsylvania GO                                          5.00%         9/15/2008                          7,150              7,981
Pennsylvania GO                                          5.00%          7/1/2009 (3)                     52,955             59,210
Pennsylvania GO                                          5.50%          5/1/2014 (4)                     10,000             11,179
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.05%         11/7/2003 (2)                      8,000              8,000
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.12%         11/7/2003 (2)                        500                500
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)            5.00%        11/15/2003 (1)                      7,380              7,390
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)            5.00%        11/15/2004 (1)                      9,295              9,626

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)            5.00%        11/15/2005 (1)              $       7,690    $         8,172
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)            5.00%        11/15/2006 (1)                      4,375              4,731
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                           1.12%         11/3/2003                         11,000             11,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pittsburgh Medical Center)                   5.25%          8/1/2011 (4)                      8,195              8,929
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pittsburgh Medical Center)                   5.25%          8/1/2012 (4)                      2,750              2,978
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pittsburgh Medical Center)                   5.25%          8/1/2013 (4)                      4,000              4,313
Pennsylvania Housing Finance Agency Rev.                 5.40%         10/1/2024                          3,765              3,817
Pennsylvania Intergovernmental Cooperation Auth. Rev.    5.25%         6/15/2010 (3)                      6,700              7,433
Pennsylvania Intergovernmental Cooperation Auth. Rev.    5.25%         6/15/2011 (3)                     10,000             11,039
Pennsylvania Intergovernmental Cooperation Auth. Rev.    5.25%         6/15/2012 (3)                      6,660              7,336
Pennsylvania Intergovernmental Cooperation Auth. Rev.    5.25%         6/15/2013 (3)                      5,000              5,472
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.       5.25%         12/1/2011 (2)(ETM)                 4,095              4,580
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.       5.25%         12/1/2011 (2)(ETM)                 2,875              3,216
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.       5.25%         12/1/2011 (2)                      2,125              2,355
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.       5.25%         12/1/2011 (2)                      1,905              2,111
Philadelphia PA Gas Works Rev.                           5.50%          7/1/2007 (4)                      8,025              8,986
Philadelphia PA Gas Works Rev.                           5.50%          7/1/2009 (4)                     10,820             12,077
Philadelphia PA Gas Works Rev.                           5.25%          7/1/2010 (4)                     10,180             11,307
Philadelphia PA Gas Works Rev.                           5.25%          7/1/2011 (4)                      5,000              5,504
Philadelphia PA GO                                      5.125%         5/15/2009 (3)                      2,000              2,240
Philadelphia PA GO                                       5.25%         3/15/2010 (4)                      1,755              1,957
Philadelphia PA GO                                      5.125%         5/15/2010 (3)                     11,695             12,993
Philadelphia PA GO                                       5.25%         3/15/2011 (4)                      3,610              3,964
Philadelphia PA GO                                      5.125%         5/15/2011 (3)                     12,290             13,432
Philadelphia PA GO                                       5.25%         3/15/2012 (4)                      3,000              3,294
Philadelphia PA GO                                      5.125%         5/15/2012 (3)                      4,975              5,424
Philadelphia PA GO                                      5.125%         5/15/2013 (3)                      5,000              5,408
Philadelphia PA IDA Rev. (Philadelphia Airport System)   5.75%         6/15/2011 (3)                      4,695              5,284
Philadelphia PA Parking Auth. Rev.                       5.25%          9/1/2010 (2)                      4,875              5,425
Philadelphia PA School Dist. GO                          6.25%          9/1/2005 (2)                      5,000              5,439
Philadelphia PA School Dist. GO                          6.25%          9/1/2006 (2)                      2,000              2,249
Philadelphia PA School Dist. GO                          6.25%          9/1/2008 (2)                      4,000              4,675
Philadelphia PA School Dist. GO                          6.25%          9/1/2009 (2)                      2,080              2,459
Philadelphia PA School Dist. GO                          5.25%          4/1/2011 (1)                      3,920              4,306
Philadelphia PA School Dist. GO                          5.50%          8/1/2012 (3)                     10,815             12,212
Philadelphia PA Water & Waste Water Rev.                 6.25%          8/1/2007 (1)                      5,000              5,737
Pittsburgh PA GO                                         5.20%          3/1/2010 (3)                     17,000             17,992
Pittsburgh PA Water & Sewer Auth. Rev.                   5.60%          9/1/2005 (3)(Prere.)              6,000              6,470
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                     12,000             12,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      8,200              8,200
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program) VRDO           1.05%         11/7/2003 (2)                      4,650              4,650
                                                                                                                        ----------
                                                                                                                           543,268
                                                                                                                        ----------
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO (1.0%)
Puerto Rico GO                                           5.50%          7/1/2011 (4)              $       8,500    $         9,767
Puerto Rico GO                                           5.50%          7/1/2013 (1)                      5,000              5,739
Puerto Rico GO                                           5.50%          7/1/2014 (1)                      5,000              5,739
Puerto Rico Highway & Transp. Auth. Rev.                 6.25%          7/1/2011 (1)                      2,835              3,396
Puerto Rico Highway & Transp. Auth. Rev.                 5.25%          7/1/2016 (3)                      8,885              9,820
Puerto Rico Muni. Finance Agency                         5.75%          8/1/2012 (4)                      2,470              2,813
Puerto Rico Muni. Finance Agency                        5.875%          8/1/2014 (4)                      4,000              4,614
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.       0.00%          7/1/2011 (3)                     48,810             37,059
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.       0.00%          7/1/2012 (3)                     34,465             24,770
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.       5.50%          7/1/2017 (2)                      6,390              7,326
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.       5.50%          7/1/2018 (2)                      6,430              7,346
                                                                                                                        ----------
                                                                                                                           118,389
                                                                                                                        ----------
RHODE ISLAND (0.3%)
Rhode Island Depositors Econ. Protection Corp.           6.55%          8/1/2010 (1)(ETM)                18,465             22,082
Rhode Island Depositors Econ. Protection Corp.           6.55%          8/1/2010 (1)(ETM)                 8,385              9,956
Rhode Island GO                                          6.00%          8/1/2005 (1)                      3,000              3,239
Rhode Island GO                                          6.00%          8/1/2006 (1)                      3,000              3,344
                                                                                                                        ----------
                                                                                                                            38,621
                                                                                                                        ----------
SOUTH CAROLINA (0.9%)
Berkeley County SC Water & Sewer System Rev.             5.00%          6/1/2007 (1)                      4,140              4,562
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev. 6.25%         8/15/2022                         13,000             13,570
Piedmont SC Muni. Power Agency Rev.                      5.40%          1/1/2007 (1)                      1,800              1,978
Piedmont SC Muni. Power Agency Rev.                      5.40%          1/1/2007 (1)(ETM)                 1,400              1,553
South Carolina Jobs Econ. Dev. Auth.
  Hosp. Improvement Rev. (Palmetto Health Alliance)      7.00%        12/15/2010 (ETM)                   10,500             12,039
South Carolina Jobs Econ. Dev. Auth.
  Hosp. Improvement Rev. (Palmetto Health Alliance)     7.125%        12/15/2010 (Prere.)                 7,000              8,794
South Carolina Public Service Auth. Rev.                5.375%          1/1/2013 (4)                      7,300              8,111
South Carolina Public Service Auth. Rev.                 5.50%          1/1/2013 (4)                      5,000              5,640
South Carolina Transp. Infrastructure Rev.               5.00%         10/1/2010 (1)                      8,000              8,748
South Carolina Transp. Infrastructure Rev.               5.75%         10/1/2011 (1)                      6,925              7,895
South Carolina Transp. Infrastructure Rev.               5.75%         10/1/2012 (1)                      6,245              7,105
South Carolina Transp. Infrastructure Rev.               5.75%         10/1/2013 (1)                      9,020             10,248
South Carolina Transp. Infrastructure Rev.               5.75%         10/1/2014 (1)                      8,495              9,677
                                                                                                                        ----------
                                                                                                                            99,920
                                                                                                                        ----------
SOUTH DAKOTA (0.1%)
South Dakota Building Auth. Lease Rev.                   5.25%         12/1/2010 (2)                      4,800              5,352
                                                                                                                        ----------
TENNESSEE (0.4%)
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                            5.40%          4/1/2011                          3,465              3,667
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                            5.50%          4/1/2012                          2,660              2,803
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                            5.50%          4/1/2013                          4,495              4,711
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                           5.625%          4/1/2014                          2,000              2,101
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                            5.75%          4/1/2019                         13,000             13,425
Metro. Govt. of Nashville & Davidson County TN
  Water & Sewer Rev.                                     7.70%          1/1/2012 (3)                      5,000              6,367

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Montgomery County TN Public Building Auth. Pooled
  Financial Rev. (Tennessee County Loan Pool) VRDO       1.15%         11/3/2003 LOC              $       5,000    $         5,000
Shelby County TN GO                                     5.625%          4/1/2005 (Prere.)                 1,245              1,335
Shelby County TN GO                                      0.00%         12/1/2011                         10,000              7,378
Shelby County TN GO                                     5.625%          4/1/2012                          3,755              4,006
                                                                                                                        ----------
                                                                                                                            50,793
                                                                                                                        ----------
TEXAS (11.4%)
Austin TX Combined Util. System Rev.                     5.20%        11/15/2003 (1)                      3,360              3,365
Austin TX Combined Util. System Rev.                     5.75%        11/15/2003 (4)(ETM)                   650                651
Austin TX Combined Util. System Rev.                     7.25%        11/15/2003 (ETM)                      395                396
Austin TX Combined Util. System Rev.                     5.30%         5/15/2004 (1)                      5,770              5,876
Austin TX Combined Util. System Rev.                     0.00%        11/15/2010 (2)                      5,000              3,896
Austin TX Combined Util. System Rev.                     0.00%        11/15/2011 (1)                     18,100             13,294
Austin TX Combined Util. System Rev.                     0.00%        11/15/2011 (2)                     16,050             11,788
Austin TX Combined Util. System Rev.                     0.00%         5/15/2018 (3)                     25,215             12,456
Austin TX Combined Util. System Rev.                     0.00%         5/15/2019 (3)                     28,160             13,033
Austin TX Independent School Dist. GO                    5.75%          8/1/2006 (Prere.)                 3,470              3,856
Austin TX Independent School Dist. GO                    5.75%          8/1/2012                          1,530              1,685
Board of Regents of the Univ. of Texas
  System Rev. Financing System                          5.375%         8/15/2012                          8,290              9,248
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                         4.95%          4/1/2004                         65,000             65,543
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT           5.20%         5/15/2008                         58,000             61,604
Carrollton TX Independent School Dist. GO                6.00%         2/15/2009 (Prere.)                 2,760              3,217
Carrollton TX Independent School Dist. GO                6.00%         2/15/2009 (Prere.)                 3,105              3,619
Dallas TX Independent School Dist. GO                    5.30%         8/15/2005 (Prere.)                 3,780              4,051
Dallas TX Independent School Dist. GO                    5.40%         8/15/2005 (Prere.)                 7,890              8,469
Dallas TX Independent School Dist. GO                    5.50%         8/15/2005 (Prere.)                18,300             19,675
Dallas TX Independent School Dist. GO                    5.30%         8/15/2008                          1,220              1,300
Harris County TX Health Fac. Dev. Corp. Rev.
  (Christus Health)                                      5.25%          7/1/2004                          9,000              9,209
Harris County TX Health Fac. Dev. Corp. Rev.
  (Methodist Hosp.) VRDO                                 1.12%         11/3/2003                         52,400             52,400
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) VRDO                      1.12%         11/3/2003                         64,305             64,305
Harris County TX Sports Auth. Rev.                       0.00%        11/15/2023 (1)                      7,000              2,416
Harris County TX Sports Auth. Rev.                       0.00%        11/15/2025 (1)                     11,000              3,306
Harris County TX Sports Auth. Rev.                       0.00%        11/15/2027 (1)                     11,000              2,934
Harris County TX Sports Auth. Rev.                       0.00%        11/15/2031 (1)                      7,570              1,596
Houston TX Airport System Rev.                           5.75%          7/1/2011 (4)                      6,560              7,246
Houston TX Airport System Rev.                           6.00%          7/1/2011 (3)                      4,200              4,689
Houston TX Airport System Rev.                          5.875%          7/1/2012 (4)                      7,015              7,707
Houston TX Airport System Rev.                           6.00%          7/1/2012 (3)                      4,460              4,973
Houston TX Airport System Rev.                          5.875%          7/1/2014 (4)                      5,000              5,428
Houston TX GO                                            7.00%          3/1/2006 (Prere.)                 4,125              4,637
Houston TX GO                                            7.00%          3/1/2008                         44,280             51,472
Houston TX GO                                            5.25%          3/1/2011                          6,000              6,578
Houston TX GO                                            5.50%          3/1/2011 (4)                     11,935             13,451
Houston TX GO                                            5.75%          3/1/2012 (4)                     12,555             14,131
Houston TX GO                                            5.75%          3/1/2013 (4)                      4,300              4,852
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                           5.25%          7/1/2005 (4)(Prere.)              7,085              7,623

                                       77
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                           5.50%          9/1/2010 (2)              $       9,155    $        10,434
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                          5.375%          9/1/2012 (2)                      9,995             11,090
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                          5.375%          9/1/2012 (2)                      4,460              4,949
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                          5.375%          9/1/2013 (2)                     10,545             11,598
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                           5.75%          9/1/2013 (2)                     13,840             15,570
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                          5.375%          9/1/2014 (2)                      6,190              6,814
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                          5.375%          9/1/2015 (2)                     10,750             11,834
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                           5.75%          9/1/2016 (2)                      5,540              6,279
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                           0.00%          9/1/2017 (2)                     13,760              7,024
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                           5.75%          9/1/2017 (2)                      5,855              6,609
Houston TX Independent School Dist. GO                   0.00%         8/15/2015                          5,355              3,140
Houston TX Water & Sewer System Rev.                     7.00%         12/1/2003 (2)                      1,500              1,507
Houston TX Water & Sewer System Rev.                     0.00%         12/1/2010 (2)                      5,000              3,890
Houston TX Water & Sewer System Rev.                     5.50%         12/1/2014 (4)                     22,500             25,107
Houston TX Water & Sewer System Rev.                     5.75%         12/1/2014 (2)                      8,000              9,142
Houston TX Water & Sewer System Rev.                     5.50%         12/1/2015 (4)                      7,250              8,085
Lower Colorado River Auth. Texas Rev.                    5.75%         5/15/2011 (4)                     14,200             16,099
Lower Colorado River Auth. Texas Rev.                    5.00%          1/1/2012 (4)(ETM)                 2,520              2,779
Lower Colorado River Auth. Texas Rev.                   5.375%         5/15/2012 (1)                      3,975              4,411
Lower Colorado River Auth. Texas Rev.                   5.375%         5/15/2013 (1)                      3,000              3,306
Lower Colorado River Auth. Texas Rev.                   5.375%         5/15/2014 (1)                      4,475              4,912
Lower Colorado River Auth. Texas Rev.                   5.875%         5/15/2014 (4)                      5,000              5,679
Lower Colorado River Auth. Texas Rev.                   5.875%         5/15/2015 (4)                     24,000             27,260
Lower Colorado River Auth. Texas Rev.                   5.375%         5/15/2016 (1)                      2,000              2,192
Lower Colorado River Auth. Texas Rev.                   5.375%         5/15/2017 (1)                      3,000              3,270
Lower Colorado River Auth. Texas Rev.                   5.375%         5/15/2019 (1)                      3,000              3,228
Lower Colorado River Auth. Texas Rev.                   5.375%         5/15/2020 (1)                      2,000              2,137
North Texas Health Fac. Dev.                             5.75%         2/15/2010 (1)                      4,115              4,622
San Antonio TX Electric & Gas Rev.                       5.80%          2/1/2006                          6,120              6,565
San Antonio TX Electric & Gas Rev.                       5.80%          2/1/2006 (ETM)                      345                371
San Antonio TX Electric & Gas Rev.                       5.80%          2/1/2006 (ETM)                    1,535              1,649
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2007 (Prere.)                   725                809
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2007 (Prere.)                   610                681
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2007 (Prere.)                 7,635              8,512
San Antonio TX Electric & Gas Rev.                       5.60%          2/1/2007 (Prere.)                   745                839
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2009 (Prere.)                 5,910              6,720
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2009 (Prere.)                 2,985              3,394
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2009 (Prere.)                 2,110              2,399
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2010                          6,140              6,781
San Antonio TX Electric & Gas Rev.                       5.75%          2/1/2010 (Prere.)                20,440             23,679
San Antonio TX Electric & Gas Rev.                       5.75%          2/1/2010 (Prere.)                10,205             11,822

                                       78
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
San Antonio TX Electric & Gas Rev.                       5.75%          2/1/2010 (Prere.)         $      12,100    $        14,017
San Antonio TX Electric & Gas Rev.                       5.75%          2/1/2010 (Prere.)                 9,200             10,658
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2012                          5,515              6,067
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2013                          3,890              4,240
San Antonio TX Electric & Gas Rev.                       5.25%          2/1/2013 +                        5,000              5,560
San Antonio TX Electric & Gas Rev.                      5.375%          2/1/2013                         10,000             11,192
San Antonio TX Electric & Gas Rev.                      5.375%          2/1/2015                          7,250              8,090
San Antonio TX Electric & Gas Rev.                      5.375%          2/1/2016                         23,315             25,394
San Antonio TX Electric & Gas Rev.                      5.375%          2/1/2017                         13,025             14,101
San Antonio TX Electric & Gas Rev.                      5.375%          2/1/2018                          8,140              8,759
San Antonio TX Electric & Gas Rev.                      5.375%          2/1/2019                         10,000             10,696
Tarrant County TX Health Resources                       5.75%         2/15/2013 (1)                      7,670              8,576
Texas A & M Univ. Permanent Univ. Fund                   5.25%          7/1/2016                         10,360             11,354
Texas A & M Univ. Permanent Univ. Fund                   5.25%          7/1/2017                         10,000             10,885
Texas A & M Univ. Permanent Univ. Fund                   5.25%          7/1/2018                         10,000             10,818
Texas GO                                                 8.00%         10/1/2007                         50,000             60,804
Texas GO Public Finance Auth.                            5.50%         10/1/2009                          7,000              8,018
Texas GO Public Finance Auth.                            5.50%         10/1/2012                         13,455             15,143
Texas GO Public Finance Auth.                            5.50%         10/1/2013                         19,175             21,392
Texas GO Public Finance Auth.                           5.375%         10/1/2014                         21,310             23,624
Texas Muni. Power Agency Rev.                            0.00%          9/1/2010 (2)                     11,340              8,906
Texas Muni. Power Agency Rev.                            0.00%          9/1/2010 (2)(ETM)                   500                395
Texas Muni. Power Agency Rev.                            0.00%          9/1/2012 (2)                      4,905              3,420
Texas Muni. Power Agency Rev.                            0.00%          9/1/2012 (2)(ETM)                   270                188
Texas Muni. Power Agency Rev.                            0.00%          9/1/2013 (1)                     11,440              7,534
Texas Muni. Power Agency Rev.                            0.00%          9/1/2013 (1)(ETM)                    60                 40
Texas Muni. Power Agency Rev.                            0.00%          9/1/2014 (1)                      5,575              3,461
Texas Muni. Power Agency Rev.                            0.00%          9/1/2014 (1)(ETM)                    90                 56
Texas Muni. Power Agency Rev.                            0.00%          9/1/2015 (1)                      9,955              5,827
Texas Muni. Power Agency Rev.                            0.00%          9/1/2015 (1)(ETM)                    45                 27
Texas Muni. Power Agency Rev.                            0.00%          9/1/2017 (1)                     11,645              6,035
Texas Muni. Power Agency Rev.                            0.00%          9/1/2017 (1)(ETM)                   185                 97
Texas TRAN                                               2.00%         8/31/2004                        125,000            125,880
Texas Turnpike Auth. Central Texas Turnpike System Rev.  5.00%          6/1/2008                         53,195             58,861
Tomball TX Hosp. Auth. Rev.                              5.75%          7/1/2014                          8,500              8,815
Tomball TX Hosp. Auth. Rev.                              6.00%          7/1/2019                          3,600              3,688
                                                                                                                        ----------
                                                                                                                         1,335,781
                                                                                                                        ----------
UTAH (0.6%)
Intermountain Power Agency Utah Power Supply Rev.        5.25%          7/1/2009 (1)                     36,060             40,173
Intermountain Power Agency Utah Power Supply Rev.        5.25%          7/1/2009 (1)(ETM)                 5,180              5,771
Salt Lake City UT Building Auth. Lease Rev.              5.90%         10/1/2004 (1)(Prere.)              4,000              4,217
Utah GO                                                  5.00%          7/1/2011                          7,550              8,416
Utah GO                                                  5.00%          7/1/2012                          5,000              5,541
Utah Muni. Finance Coop. Local Govt. Rev.                0.00%          3/1/2010 (4)                      7,000              5,603
                                                                                                                        ----------
                                                                                                                            69,721
                                                                                                                        ----------
VIRGIN ISLANDS (0.1%)
Virgin Islands Public Finance Auth. Rev.                6.375%         10/1/2019                          5,865              6,478
                                                                                                                        ----------
VIRGINIA (0.5%)
Chesapeake Bay Bridge & Tunnel Virginia                  5.40%          7/1/2005 (3)                      6,090              6,511

                                       79
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Virginia Beach VA Refunding & Public Improvement         5.25%          8/1/2008 (Prere.)         $       1,950    $         2,219
Virginia Beach VA Refunding & Public Improvement         5.25%          8/1/2008 (Prere.)                 1,010              1,150
Virginia Beach VA Refunding & Public Improvement         5.25%          8/1/2008 (Prere.)                   610                694
Virginia Beach VA Refunding & Public Improvement         5.25%          8/1/2008 (Prere.)                   580                660
Virginia Beach VA Refunding & Public Improvement         5.25%          8/1/2010                          7,740              8,695
Virginia Beach VA Refunding & Public Improvement         5.25%          8/1/2011                          3,990              4,464
Virginia Beach VA Refunding & Public Improvement         5.25%          8/1/2012                          2,390              2,668
Virginia Beach VA Refunding & Public Improvement         5.25%          8/1/2013                          1,170              1,300
Virginia College Building Auth. Educ. Fac. Rev.
  Public Higher Educ.                                    5.75%          9/1/2011                          4,085              4,669
Virginia College Building Auth. Educ. Fac. Rev.
  Public Higher Educ.                                    5.75%          9/1/2012                          4,310              4,913
Virginia Public School Auth. Rev.                        5.40%          6/1/2005 (Prere.)                 5,750              6,239
Virginia Public School Auth. Rev.                        5.00%          8/1/2008                          7,675              8,562
Virginia Public School Auth. Rev.                        5.25%          8/1/2008                          5,585              6,293
                                                                                                                        ----------
                                                                                                                            59,037
                                                                                                                        ----------
WASHINGTON (0.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)  0.00%          6/1/2015 (1)                     10,000              5,792
King County WA School Dist. GO                           5.50%         12/1/2016 (3)                      5,635              6,200
Seattle WA Muni. Light & Power Rev.                      5.10%         11/1/2003 (Prere.)                10,575             10,787
Snohomish County WA Mukilteo School Dist.                6.50%         12/1/2011                          5,825              7,058
Spokane WA Regional Solid Waste Management
  System Rev.                                            6.50%          1/1/2008 (2)                      3,500              4,021
Spokane WA Regional Solid Waste Management
  System Rev.                                            6.50%          1/1/2009 (2)                      3,000              3,471
Washington GO                                            5.75%          5/1/2004 (Prere.)                    85                 87
Washington GO                                            6.25%          2/1/2011                          6,680              7,861
Washington GO                                            5.50%          7/1/2011                          6,755              7,567
Washington GO                                            5.70%         10/1/2015 (4)                     10,000             11,546
Washington Health Care Fac. Auth. (Sisters of Providence)6.00%         10/1/2004 (2)                      5,515              5,756
Washington Health Care Fac. Auth. (Sisters of Providence)6.00%         10/1/2005 (2)                      4,830              5,237
                                                                                                                        ----------
                                                                                                                            75,383
                                                                                                                        ----------
WEST VIRGINIA (0.2%)
West Virginia Building Comm. Rev.                        5.25%          7/1/2008 (1)                      2,150              2,397
West Virginia GO                                         5.75%          6/1/2013                          5,000              5,634
West Virginia GO                                         5.25%          6/1/2016 (4)                     10,000             10,855
West Virginia School Building Auth. Rev.                 5.30%          7/1/2009 (2)                      8,000              8,919
                                                                                                                        ----------
                                                                                                                            27,805
                                                                                                                        ----------
WISCONSIN (1.8%)
Green Bay WI PCR (Procter & Gamble)                      5.15%          5/1/2004                          9,600              9,780
Wisconsin GO                                             5.20%          5/1/2006 (Prere.)                 4,150              4,516
Wisconsin GO                                             5.00%          5/1/2010 +                       14,420             16,019
Wisconsin GO                                             5.00%          5/1/2011 +                       15,180             16,783
Wisconsin GO                                             5.75%          5/1/2011 (Prere.)                20,315             23,613
Wisconsin GO                                             5.75%          5/1/2011 (Prere.)                20,000             23,247
Wisconsin GO                                             5.25%          5/1/2012 +                       15,975             17,837
Wisconsin GO                                             5.75%          5/1/2012                         18,000             20,432
Wisconsin GO                                             5.25%          5/1/2013 +                       16,810             18,757
Wisconsin GO                                             5.50%          5/1/2013 (1)                      7,000              7,949
Wisconsin GO                                             5.50%          5/1/2014 (1)                     18,000             20,429
Wisconsin GO                                             5.25%          5/1/2015 (1)                      5,000              5,459

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin GO                                             5.50%          5/1/2015 (1)              $      15,000    $        17,013
Wisconsin GO                                             5.50%         11/1/2016 (4)                      5,000              5,689
                                                                                                                        ----------
                                                                                                                           207,523
                                                                                                                        ----------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $11,030,723)                                                                                                    11,616,396
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                       177,574
Liabilities                                                                                                               (118,191)
                                                                                                                        ----------
                                                                                                                            59,383
                                                                                                                        ----------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                      $11,675,779
==================================================================================================================================
o See Note A in Notes to Financial Statements.
* Securities with a value of $24,457,000 have been segregated as initial margin for open future contracts.
**Non-income-producing security--Interest Payments in Default.
For key to abbreviations and other references, See page 112.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                     $11,191,784
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                        (103,229)
Unrealized Appreciation
  Investment Securities                                                 585,673
  Futures Contracts                                                       1,551
--------------------------------------------------------------------------------
NET ASSETS                                                          $11,675,779
================================================================================

Investor Shares---Net Assets
Applicable to 509,617,864 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)   $6,921,554
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $13.58
================================================================================

Admiral Shares--Net Assets
Applicable to 350,041,678 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)   $4,754,225
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---ADMIRAL SHARES                               $13.58
================================================================================

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

                                       81
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.8%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.5%)
Medical Clinic Board of Bessemer AL Rev.
  (Bessemer Carraway Hosp.)                              7.25%          4/1/2015 (1)              $       5,000    $         5,026
Medical Clinic Board of Montgomery AL Rev.
  (Jackson Hosp.)                                        6.00%          3/1/2026 (2)                      5,500              6,052
Mobile AL Water & Sewer Comm.                            5.50%          1/1/2010 (3)                      4,000              4,265
                                                                                                                        ----------
                                                                                                                            15,343
                                                                                                                        ----------
ALASKA (0.4%)
Anchorage AK Electric Rev.                               8.00%         12/1/2009 (1)                      2,565              3,291
Anchorage AK Electric Rev.                               8.00%         12/1/2010 (1)                      2,960              3,847
North Slope Borough AK GO                                0.00%         6/30/2010 (1)                      4,000              3,156
                                                                                                                        ----------
                                                                                                                            10,294
                                                                                                                        ----------
ARIZONA (3.2%)
Arizona State Univ. COP                                 5.375%          7/1/2013 (1)                      2,905              3,235
Arizona State Univ. COP                                 5.375%          7/1/2014 (1)                      4,340              4,797
Arizona State Univ. COP                                 5.375%          7/1/2015 (1)                      4,905              5,395
Arizona State Univ. COP                                 5.375%          7/1/2016 (1)                      5,345              5,850
Arizona State Univ. COP                                 5.375%          7/1/2017 (1)                      4,460              4,851
Arizona State Univ. COP                                 5.375%          7/1/2018 (1)                      5,520              5,966
Arizona State Univ. COP                                 5.375%          7/1/2019 (1)                      2,285              2,454
Maricopa County AZ Rev. (Samaritan Health Service)       7.00%         12/1/2016 (1)(ETM)                 8,650             10,988
  Mesa AZ Util. System Rev.                              5.25%          7/1/2014 (3)                     10,000             11,196
Phoenix AZ Civic Improvement Corp. Airport Rev.          5.75%          7/1/2015 (3)                      5,290              5,832
Phoenix AZ Civic Improvement Corp. Airport Rev.          5.75%          7/1/2016 (3)                      5,595              6,128
Phoenix AZ Civic Improvement Corp. Airport Rev.         5.875%          7/1/2017 (3)                      5,915              6,540
Phoenix AZ Civic Improvement Corp. Airport Rev.         5.875%          7/1/2019 (3)                      6,630              7,277
Phoenix AZ Civic Improvement Corp. Airport Rev.         5.875%          7/1/2020 (3)                      6,770              7,394
Tucson AZ Water System Rev.                              5.50%          7/1/2017 (3)                      4,850              5,398
                                                                                                                        ----------
                                                                                                                            93,301
                                                                                                                        ----------
ARKANSAS (0.3%)
North Little Rock AR Electric Rev.                       6.50%          7/1/2010 (1)                      3,500              4,199
North Little Rock AR Electric Rev.                       6.50%          7/1/2015 (1)                      4,500              5,542
                                                                                                                        ----------
                                                                                                                             9,741
                                                                                                                        ----------
CALIFORNIA (6.0%)
California Dept. of Water Resources Water System Rev.
  (Central Valley)                                       5.25%         12/1/2015 (3)                     14,740             16,281
California Dept. of Water Resources Water System Rev.
  (Central Valley)                                       5.25%         12/1/2016 (3)                     10,000             10,962
California Dept. of Water Resources Water System Rev.
  (Central Valley)                                       5.25%         12/1/2017 (3)                     10,050             10,941
California Dept. of Water Resources Water System Rev.
  (Central Valley)                                       5.25%         12/1/2018 (3)                      7,890              8,538
California Dept. of Water Resources Water System Rev.
  (Central Valley)                                       5.25%         12/1/2019 (3)                      5,310              5,707
California Health Fac. Finance Auth. Rev.
  (Pomona Valley Hosp.)                                  5.75%          7/1/2015 (1)                      8,205              9,215
Los Angeles CA USD GO                                    5.25%          7/1/2019 (4)                      9,000              9,677
Los Angeles CA USD GO                                    5.25%          7/1/2020 (4)                      9,000              9,611
Modesto CA Irrigation Dist. Finance Auth. Rev.
  (Woodland Project)                                     6.50%         10/1/2022 (2)(ETM)                20,225             25,073

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MSR California Public Power Agency (San Juan Project)   6.125%          7/1/2013 (2)              $       9,000    $        10,712
MSR California Public Power Agency (San Juan Project)    6.75%          7/1/2020 (1)(ETM)                12,785             15,742
Sacramento CA Muni. Util. Dist. Rev.                     6.50%          9/1/2013 (1)                      8,895             10,762
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                         0.00%         1/15/2032 (1)                     70,150             14,769
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                         0.00%         1/15/2034 (1)                      8,135              1,520
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                         0.00%         1/15/2036 (1)                      5,000                836
Santa Clara CA Redev. Agency (Bayshore North)            7.00%          7/1/2010 (2)                      2,000              2,407
Santa Rosa CA Waste Water Rev.                           6.00%          9/1/2015 (3)                      5,000              5,942
Ukiah CA Electric Rev.                                   6.25%          6/1/2018 (1)                      6,330              7,618
                                                                                                                        ----------
                                                                                                                           176,313
                                                                                                                        ----------
COLORADO (5.4%)
Colorado Springs CO Util. System Rev.                   5.375%        11/15/2016 (2)                     12,790             14,052
Colorado Springs CO Util. System Rev.                   5.375%        11/15/2017 (2)                     13,490             14,725
Colorado Springs CO Util. System Rev.                   5.375%        11/15/2018 (2)                     10,000             10,845
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2008 (1)                     14,355             12,460
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2009 (1)                     16,500             13,640
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2015 (1)                      5,795              3,378
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2019 (1)                      8,000              3,645
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2024 (1)                     17,000              5,523
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2025 (1)                      4,900              1,499
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2029 (1)                     23,500              5,713
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2030 (1)                     20,000              4,579
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2032 (1)                     41,000              8,371
E-470 Public Highway Auth. Colorado Rev.                 5.75%          9/1/2035 (1)                      9,750             10,693
Northern Colorado Water Conservation Dist. Rev.          6.50%         12/1/2012 (2)                     20,575             23,795
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation              0.00%         6/15/2018 (4)                      5,960              4,350
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation              0.00%         6/15/2021 (2)                     15,000             10,688
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation              0.00%         6/15/2025 (4)                     16,000             11,086
                                                                                                                        ----------
                                                                                                                           159,042
                                                                                                                        ----------
CONNECTICUT (0.7%)
Connecticut GO                                          5.125%        11/15/2016                         10,000             10,796
Connecticut GO                                          5.125%        11/15/2017                          5,000              5,360
Connecticut GO                                          5.125%        11/15/2018                          5,000              5,322
                                                                                                                        ----------
                                                                                                                            21,478
                                                                                                                        ----------
DELAWARE (0.5%)
Delaware Health Fac. Auth. (Delaware Medical Center)     7.00%         10/1/2015 (1)(Prere.)              6,000              6,204
Dover DE Electric Rev.                                   6.10%          7/1/2011 (3)                      2,000              2,048
Dover DE Electric Rev.                                   5.75%          7/1/2015 (3)                      5,225              5,347
                                                                                                                        ----------
                                                                                                                            13,599
                                                                                                                        ----------
FLORIDA (4.8%)
Broward County FL Airport System Rev.                    5.25%         10/1/2010 (1)                     11,365             12,366
Davie FL Water & Sewer Rev.                             6.375%         10/1/2012 (2)                      2,620              3,136
Hillsborough County FL Aviation Auth. Rev.
  (Tampa International Airport)                          5.00%         10/1/2017 (1)                      4,000              4,168
Hillsborough County FL Aviation Auth. Rev.
  (Tampa International Airport)                          5.25%         10/1/2017 (1)                      3,250              3,401
Hillsborough County FL Aviation Auth. Rev.
  (Tampa International Airport)                          5.00%         10/1/2018 (1)                      7,855              8,122

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Hillsborough County FL Aviation Auth. Rev.
  (Tampa International Airport)                          5.25%         10/1/2018 (1)              $       3,420    $         3,554
Hillsborough County FL Aviation Auth. Rev.
  (Tampa International Airport)                          5.00%         10/1/2019 (1)                      6,390              6,556
Hillsborough County FL Aviation Auth. Rev.
  (Tampa International Airport)                          5.25%         10/1/2019 (1)                      3,595              3,710
Hillsborough County FL Aviation Auth. Rev.
  (Tampa International Airport)                          5.25%         10/1/2021 (1)                      3,985              4,078
Hillsborough County FL Aviation Auth. Rev.
  (Tampa International Airport)                          5.25%         10/1/2022 (1)                      2,195              2,239
Hillsborough County FL Aviation Auth. Rev.
  (Tampa International Airport)                          5.25%         10/1/2023 (1)                      2,185              2,231
Miami-Dade County FL School Board COP                    6.00%         10/1/2017 (4)                      5,765              6,645
Orange County FL Health Fac. Auth. Rev.
  (Adventist Sunbelt Group)                              6.25%        11/15/2010 (2)                      4,000              4,445
Orange County FL School Board VRDO                       1.15%         11/3/2003 (1)                      3,885              3,885
Orlando & Orange County FL Expressway Auth.              8.25%          7/1/2013 (3)                      9,695             13,181
Palm Beach County FL Criminal Justice Fac. Rev.          7.20%          6/1/2015 (3)                      4,000              5,146
Sarasota County FL Public Hosp. Rev.
  (Sarasota Memorial Hosp.)                              5.75%         10/1/2017 (1)                     14,500             16,183
Tampa FL Util. Rev.                                      6.75%         10/1/2010 (2)                      9,330             11,422
Tampa FL Util. Rev.                                      6.75%         10/1/2011 (2)                      9,965             12,284
Tampa FL Util. Rev.                                      6.75%         10/1/2012 (2)                     10,635             13,147
                                                                                                                        ----------
                                                                                                                           139,899
                                                                                                                        ----------
GEORGIA (3.6%)
Atlanta GA Water & Wastewater Rev.                       5.50%         11/1/2015 (3)                      8,500              9,723
Atlanta GA Water & Wastewater Rev.                       5.50%         11/1/2016 (3)                      7,000              7,995
Atlanta GA Water & Wastewater Rev.                       5.50%         11/1/2017 (3)                      8,000              9,129
Atlanta GA Water & Wastewater Rev. VRDO                  1.15%         11/3/2003 (4)                      8,800              8,800
Burke County GA Dev. Auth. PCR
  (Oglethorpe Power Corp.) VRDO                          1.05%         11/7/2003 (3)                      5,310              5,310
Dalton County GA Dev. Auth.
  (Hamilton Health Care System)                          5.50%         8/15/2026 (1)                     12,000             12,895
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium)                                        5.70%          7/1/2013 (1)                      5,000              5,494
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium)                                        5.75%          7/1/2014 (1)                      5,000              5,469
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium)                                        5.75%          7/1/2015 (1)                      3,680              4,007
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium)                                        5.50%          7/1/2020 (1)                     24,740             25,968
Henry County GA School Dist. GO                          6.45%          8/1/2011 (1)                      4,000              4,779
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
  (Mercer Univ.)                                         6.50%         11/1/2015 (1)(ETM)                 5,000              6,118
                                                                                                                        ----------
                                                                                                                           105,687
                                                                                                                        ----------
HAWAII (4.3%)
Hawaii Airport System Rev.                               5.75%          7/1/2016 (3)                     16,245             17,505
Hawaii Airport System Rev.                               5.75%          7/1/2017 (3)                     12,175             13,070
Hawaii Dept. of Budget & Finance
  (Hawaii Electric Co. Inc.)                             4.95%          4/1/2012 (1)                     15,000             16,187
Hawaii Dept. of Budget & Finance
  (Hawaii Electric Co. Inc.)                             5.65%         10/1/2027 (1)                      9,750             10,284
Hawaii GO                                               5.875%          9/1/2009 (4)(Prere.)              5,110              6,024

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Hawaii GO                                                5.50%          7/1/2014 (4)              $      16,305    $        18,194
Hawaii Highway Rev.                                      5.25%          7/1/2011                          1,150              1,270
Honolulu HI City & County GO                             8.00%         10/1/2010 (ETM)                    2,305              3,014
Honolulu HI City & County GO                             8.00%         10/1/2010                          8,695             11,195
Univ of Hawaii Univ. System Rev.                         5.50%         7/15/2018 (3)                      4,615              5,048
Univ of Hawaii Univ. System Rev.                         5.50%         7/15/2019 (3)                      2,330              2,536
Univ of Hawaii Univ. System Rev.                         5.50%         7/15/2029 (3)                     21,000             22,249
                                                                                                                        ----------
                                                                                                                           126,576
                                                                                                                        ----------
ILLINOIS (7.3%)
Chicago IL Board of Educ. GO                             5.50%         12/1/2031 (3)                      7,000              7,383
Chicago IL GO                                            0.00%          1/1/2020 (1)                      5,000              3,604
Chicago IL GO                                            0.00%          1/1/2022 (1)                      5,000              3,539
Chicago IL GO                                            0.00%          1/1/2024 (1)                      9,490              6,634
Chicago IL GO                                            0.00%          1/1/2025 (1)                      5,000              3,486
Chicago IL GO                                            0.00%          1/1/2028 (1)                     10,805              7,478
Chicago IL GO                                            5.50%          1/1/2038 (1)                     24,845             26,041
Chicago IL Midway Airport Rev.                           5.50%          1/1/2014 (4)                      6,410              6,882
Chicago IL Midway Airport Rev.                           5.50%          1/1/2015 (4)                      4,760              5,089
Chicago IL Midway Airport Rev.                           5.50%          1/1/2016 (4)                      7,135              7,578
Chicago IL Midway Airport Rev.                           5.50%          1/1/2017 (4)                      7,525              7,944
Chicago IL Midway Airport Rev.                           5.50%          1/1/2018 (4)                      7,940              8,355
Chicago IL Neighborhoods Alive GO                        5.50%          1/1/2036 (3)                      4,950              5,169
Chicago IL Neighborhoods Alive GO                        5.75%          1/1/2040 (3)                      6,250              6,775
Chicago IL O'Hare International Airport Rev.             5.50%          1/1/2015 (2)                     10,000             10,620
Chicago IL Public Building Comm. GO                      7.00%          1/1/2020 (1)(ETM)*               21,500             28,042
Chicago IL Water Rev.                                    5.75%         11/1/2030 (2)                     12,000             13,656
Cook County IL GO                                        7.25%         11/1/2007 (1)(ETM)                 6,000              6,733
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)     7.40%         12/1/2024 (1)                     14,000             15,169
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO  1.05%         11/7/2003 LOC                        800                800
Illinois Regional Transp. Auth.
  (Cook, DuPage, and Kane Counties) GO                   7.20%         11/1/2020 (2)                     24,000             31,445
                                                                                                                        ----------
                                                                                                                           212,422
                                                                                                                        ----------
INDIANA (0.5%)
Indiana Muni. Power Agency Rev.                         6.125%          1/1/2013 (1)(ETM)                13,250             15,544
                                                                                                                        ----------
KANSAS (0.4%)
Kansas Health System Dev. Auth. (St. Luke Mission)      5.375%        11/15/2006 (1)(Prere.)              6,300              7,117
Kansas Health System Dev. Auth. (St. Luke Mission)       .375%        11/15/2016 (1)                      3,000              3,244
                                                                                                                        ----------
                                                                                                                            10,361
                                                                                                                        ----------
KENTUCKY (2.6%)
Jefferson County KY Health Fac. Rev.
  (Jewish Hosp. Health)                                  5.75%          1/1/2026 (2)                      3,000              3,191
Louisville & Jefferson County KY Metro. Sewer Dist.      6.00%         5/15/2031 (3)                     51,960             57,763
Louisville & Jefferson County KY Metro. Sewer Dist.      5.75%         5/15/2033 (3)                      2,335              2,539
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.50%          7/1/2011 (4)                      3,355              3,717
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.50%          7/1/2013 (4)                      2,600              2,860
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.50%          7/1/2015 (4)                      3,675              3,981

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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County KY Regional Airport Auth.
  Airport System Rev.                                    5.50%          7/1/2017 (4)              $       2,430    $         2,595
                                                                                                                        ----------
                                                                                                                            76,646
                                                                                                                        ----------
LOUISIANA (1.0%)
New Orleans LA GO                                        0.00%          9/1/2010 (2)                      8,500              6,698
New Orleans LA GO                                        0.00%          9/1/2011 (2)                     10,475              7,782
New Orleans LA GO                                        0.00%          9/1/2013 (2)                      9,000              5,956
Ouachita Parish LA Hosp. Service
  (Glenwood Medical Center)                              5.70%         5/15/2016 (4)                      4,900              5,431
Ouachita Parish LA Hosp. Service
  (Glenwood Medical Center)                              5.75%         5/15/2021 (4)                      2,950              3,203
                                                                                                                        ----------
                                                                                                                            29,070
                                                                                                                        ----------
MARYLAND (1.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Medlantic/Helix)                                      5.25%         8/15/2038 (4)                     30,000             31,535
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                     7.00%          7/1/2022 (3)                     12,025             15,244
                                                                                                                        ----------
                                                                                                                            46,779
                                                                                                                        ----------
MASSACHUSETTS (4.9%)
Massachusetts College Building Auth. Rev.                0.00%          5/1/2017 (1)(ETM)                 7,460              3,995
Massachusetts Dev. Finance Agency Rev.
  (Brooks School) VRDO                                   1.05%         11/7/2003 (1)                      2,500              2,500
Massachusetts GAN                                        5.75%         6/15/2012 (4)                     10,000             11,307
Massachusetts GAN                                        5.75%         6/15/2013                         10,000             11,288
Massachusetts GAN                                        5.75%         6/15/2014                         10,000             11,580
Massachusetts GO                                         7.00%          7/1/2009 (3)(ETM)                22,250             26,613
Massachusetts GO                                         5.50%         11/1/2012 (Prere.)                14,155             16,116
Massachusetts GO                                         5.50%         11/1/2012 (Prere.)                19,275             21,945
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston College)                                       6.75%         12/4/2003 (3)(Prere.)                210                211
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Massachusetts General Hosp.)                          6.25%          7/1/2012 (2)                     19,150             22,587
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                      5.25%          7/1/2014 (1)                     11,135             12,136
Massachusetts Water Resources Auth. Rev. VRDO            1.05%         11/7/2003 (3)                      2,200              2,200
                                                                                                                        ----------
                                                                                                                           142,478
                                                                                                                        ----------
MICHIGAN (3.4%)
Detroit MI Sewage Disposal System VRDO                   1.15%         11/3/2003 (4)                      7,700              7,700
Detroit MI Sewer System Rev.                             5.45%          7/1/2007 (3)(ETM)                 6,850              7,638
Detroit MI Sewer System Rev.                             5.75%          1/1/2010 (3)(Prere.)              5,000              5,826
Detroit MI Water Supply System                           5.50%          7/1/2033 (3)                     22,000             23,289
Michigan Strategic Fund (Detroit Edison)                 7.00%         7/15/2008 (1)                     18,375             21,992
Monroe County MI Econ. Dev. Corp. (Detroit Edison)       6.95%          9/1/2022 (3)                     25,000             32,065
                                                                                                                        ----------
                                                                                                                            98,510
                                                                                                                        ----------
MINNESOTA (1.7%)
Minneapolis & St. Paul MN Metro. Airport                 5.20%          1/1/2024 (2)                      7,000              7,171
St. Cloud MN Health Care Rev.
  (St. Cloud Hosp. Obligation Group)                     5.75%          5/1/2026 (4)                     37,665             40,446
St. Cloud MN Health Care Rev.
  (St. Cloud Hosp. Obligation Group)                    5.875%          5/1/2030 (4)                      2,500              2,722
                                                                                                                        ----------
                                                                                                                            50,339
                                                                                                                        ----------
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (Lester Cox Medical Center)                            5.25%          6/1/2015 (1)              $       5,000    $         5,502
                                                                                                                        ----------
NEBRASKA (0.5%)
Nebraska Public Power Dist. Rev.                         0.00%          1/1/2008 (1)                     15,000             13,331
                                                                                                                        ----------
NEVADA (0.2%)
Clark County NV GO                                       6.50%          6/1/2017 (2)                      5,000              6,134
                                                                                                                        ----------
NEW JERSEY (8.1%)
Atlantic County NJ Public Fac. COP                       7.40%          3/1/2012 (3)                      4,335              5,463
Delaware River & Bay Auth. New Jersey Rev. VRDO          1.09%         11/7/2003 (2)                     12,200             12,200
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.      6.25%          8/1/2014 (1)                     10,185             12,289
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.      6.25%          8/1/2015 (1)                     10,820             13,050
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)      5.875%          5/1/2009 (4)(Prere.)             10,000             11,613
New Jersey Econ. Dev. Auth. Water Fac. Rev.
  (United Water Co.) VRDO                                1.12%         11/3/2003 (2)                     10,000             10,000
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                             5.25%          7/1/2015 (1)                      5,750              6,247
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Clares Riverside Medical Center)                  5.75%          7/1/2014 (1)                      3,000              3,141
New Jersey Health Care Fac. Financing Auth. Rev.
  (Virtua Health)                                        5.25%          7/1/2014 (4)                     10,685             11,660
New Jersey Sports & Exposition Auth. Rev.                6.50%          3/1/2013 (1)                     18,795             22,652
New Jersey Transit Corp. Capital GAN                     5.50%          2/1/2010 (2)                     64,260             64,487
New Jersey Transit Corp. Capital GAN                     5.50%          2/1/2011 (2)                     22,315             22,394
New Jersey Turnpike Auth. Rev.                           6.50%          1/1/2013 (1)(ETM)                30,000             36,426
New Jersey Turnpike Auth. Rev.                           6.50%          1/1/2016 (1)(ETM)                 3,940              4,800
New Jersey Turnpike Auth. Rev.                           6.50%          1/1/2016 (1)                      1,060              1,290
                                                                                                                        ----------
                                                                                                                           237,712
                                                                                                                        ----------
NEW MEXICO (1.3%)
Albuquerque NM Hosp. System Rev.
  (Presbyterian Health)                                 6.375%          8/1/2007 (1)                      3,135              3,206
Farmington NM Util. System Rev.                          5.75%         5/15/2013 (3)(ETM)                 1,500              1,531
New Mexico Highway Comm. Tax Rev.                        5.25%         6/15/2010                          7,750              8,720
New Mexico Highway Comm. Tax Rev.                        5.25%         6/15/2012 (1)                     19,720             21,563
New Mexico Highway Comm. Tax Rev.                        6.00%         6/15/2015                          3,000              3,444
                                                                                                                        ----------
                                                                                                                            38,464
                                                                                                                        ----------
NEW YORK (10.5%)
Long Island NY Power Auth. Electric System Rev.          0.00%          6/1/2013 (4)                     17,500             11,984
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax)                              6.00%          4/1/2020 (1)(ETM)                18,000             21,465
Metro. New York Transp. Auth. Rev. VRDO                  1.10%         11/7/2003 (4)                      2,300              2,300
New York City NY GO VRDO                                 1.15%         11/3/2003 (1)                      2,600              2,600
New York City NY GO VRDO                                 1.15%         11/3/2003 (1)                      7,800              7,800
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                             5.375%         6/15/2016 (4)                     31,265             34,372
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.15%         11/3/2003 (3)                        800                800

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                         1.17%         11/3/2003 (3)              $      17,500    $        17,500
New York City NY Transitional Finance Auth. Rev.         5.50%         11/1/2013 (3)                     25,485             28,803
New York City NY Transitional Finance Auth. Rev.         5.50%         11/1/2014 (2)                     13,000             14,566
New York City NY Transitional Finance Auth. Rev.         5.50%         11/1/2014 (3)                     14,510             16,258
New York State Dormitory Auth. Rev.
  (Mental Health Services) VRDO                          1.00%         11/7/2003 (2)                     14,500             14,500
New York State Dormitory Auth. Rev.
  (Mental Health Services) VRDO                          1.05%         11/7/2003 (1)                     40,000             40,000
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                           4.70%         11/1/2008 (1)                      6,525              7,171
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                           4.80%         11/1/2009 (1)                     12,595             13,812
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                           4.90%         11/1/2010 (1)                      4,185              4,536
New York State Medical Care Fac. Finance Agency Rev.
  (Mental Health Services)                               6.00%         2/15/2005 (1)(Prere.)                195                211
New York State Thruway Auth. Rev. (Service Contract)     5.75%          4/1/2010 (2)(Prere.)              4,000              4,688
New York State Thruway Auth. Rev. (Service Contract)     5.75%          4/1/2010 (2)(Prere.)              2,500              2,930
New York State Thruway Auth. Rev. (Service Contract)     5.25%          4/1/2011 (Prere.)                 4,200              4,739
New York State Thruway Auth. Rev. (Service Contract)     5.25%          4/1/2011 (Prere.)                 7,275              8,228
New York State Thruway Auth. Rev. (Service Contract)     5.25%          4/1/2011 (Prere.)                14,125             15,976
Suffolk County NY Water Auth. Rev.                       5.75%          6/1/2013 (2)(ETM)                 7,345              7,514
Triborough Bridge & Tunnel Auth. New York Rev.           5.25%          1/1/2022 (Prere.)                12,325             13,447
Triborough Bridge & Tunnel Auth. New York Rev.           5.50%          1/1/2022 (Prere.)                 7,000              7,874
Triborough Bridge & Tunnel Auth. New York Rev. VRDO      1.10%         11/7/2003 (4)                      2,500              2,500
                                                                                                                        ----------
                                                                                                                           306,574
                                                                                                                        ----------
NORTH CAROLINA (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)     5.25%         10/1/2017 (1)                     13,750             14,690
                                                                                                                        ----------
NORTH DAKOTA (0.3%)
Mercer County ND PCR (Basin Electric Power)              6.05%          1/1/2019 (2)                      9,500             10,133
                                                                                                                        ----------
OHIO (1.7%)
Cleveland OH Airport System Rev. VRDO                    1.05%         11/7/2003 (4)                      6,700              6,700
Cuyahoga County OH Hosp. Refunding & Improvement Rev.
  (Univ. Hosp.)                                         5.625%         1/15/2021 (1)                     11,480             12,411
Franklin County OH Convention Center Rev.                0.00%         12/1/2006 (1)                      4,355              4,105
Kent State Univ. Ohio VRDO                               1.10%         11/7/2003 (1)                     14,000             14,000
Ohio GO                                                 7.625%          8/1/2009                          4,345              5,446
Ohio GO VRDO                                             1.05%         11/7/2003                          7,000              7,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO   1.20%         11/3/2003                          1,200              1,200
                                                                                                                        ----------
                                                                                                                            50,862
                                                                                                                        ----------
OREGON (1.3%)
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
  (Lewis & Clark College)                                6.00%         10/1/2013 (1)                      2,250              2,391
Oregon State Dept. Administrative Services               6.00%          5/1/2010 (2)(Prere.)              6,190              7,344
Oregon State Dept. Administrative Services               6.00%          5/1/2010 (2)(Prere.)              6,565              7,789
Oregon State Dept. Administrative Services               6.00%          5/1/2010 (2)(Prere.)              3,175              3,767
Portland OR Sewer System Rev.                            5.50%          6/1/2017 (1)                     14,250             15,335
                                                                                                                        ----------
                                                                                                                            36,626
                                                                                                                        ----------
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (6.1%)
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)                     5.75%          1/1/2013 (1)              $       4,000    $         4,394
Armstrong County PA Hosp. Auth. Rev.                     6.25%          6/1/2013 (2)                     18,400             18,657
Dauphin County PA General Auth. Health System Rev.
  (Pinnacle Health)                                      5.50%         8/15/2028 (1)                      9,415             10,141
Lehigh County PA General Purpose Hosp. Auth. Rev.
  (Lehigh Valley Health Network) VRDO                    1.13%         11/3/2003 (1)                      8,190              8,190
Pennsylvania Convention Center Auth. Rev.                6.70%          9/1/2016 (3)(ETM)                 9,970             12,300
Pennsylvania Convention Center Auth. Rev.                6.00%          9/1/2019 (3)(ETM)                10,000             11,890
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)           5.875%        11/15/2016 (1)                     10,000             11,230
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)           5.875%        11/15/2016 (1)                     10,000             11,230
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (State System of Higher Educ.)                         5.50%          7/1/2015 (2)                     20,805             23,267
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO                1.12%         11/3/2003 (1)                     10,200             10,200
Philadelphia PA Water & Waste Water Rev.                 7.00%         6/15/2010 (3)                     15,000             18,364
Philadelphia PA Water & Waste Water Rev.                 7.00%         6/15/2011 (3)                     16,500             20,331
Philadelphia PA Water & Waste Water Rev. VRDO            1.07%         11/7/2003 (2)                     11,700             11,700
Pittsburgh PA Water & Sewer Auth. Rev.                   7.25%          9/1/2014 (3)(ETM)                 5,000              6,231
                                                                                                                        ----------
                                                                                                                           178,125
                                                                                                                        ----------
PUERTO RICO (0.8%)
Puerto Rico Electric Power Auth. Rev.                    5.25%          7/1/2021 (1)                      5,000              5,498
Puerto Rico Electric Power Auth. Rev.                    5.25%          7/1/2022 (1)                      2,930              3,201
Puerto Rico Electric Power Auth. Rev.                    5.25%          7/1/2023 (1)                     10,500             11,405
Puerto Rico Govt. Dev. Bank VRDO                         0.91%         11/7/2003 (1)                      2,800              2,800
                                                                                                                        ----------
                                                                                                                            22,904
                                                                                                                        ----------
SOUTH DAKOTA (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev.
  (McKennan Hosp.)                                      7.625%          7/1/2014 (1)(Prere.)             10,065             12,074
                                                                                                                        ----------
TENNESSEE (1.4%)
Metro. Govt. of Nashville & Davidson County TN GO        5.50%        10/15/2011 (3)(Prere.)             16,950             18,937
Metro. Govt. of Nashville & Davidson County TN
  Health & Educ. Fac. Board Rev.
  (Meharry Medical College)                              6.00%         12/1/2012 (2)                      3,405              4,002
Shelby County TN GO                                      5.25%          4/1/2015                         12,750             13,884
Tennessee Health, Educ. & Housing Fac.
  (Methodist Health System)                              5.50%          8/1/2012 (1)                        815                879
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)                                5.50%          8/1/2012 (1)(ETM)                 1,685              1,923
                                                                                                                        ----------
                                                                                                                            39,625
                                                                                                                        ----------
TEXAS (8.7%)
Dallas-Fort Worth TX International Airport Rev.          5.75%         11/1/2015 (3)                     10,000             10,797
Harris County TX GO                                      0.00%         10/1/2015 (1)                     17,545             10,228
Harris County TX Health Fac. Dev. Corp. Rev.
  (Texas Medical Center) VRDO                            1.12%         11/3/2003 (1)                      6,300              6,300
Harris County TX Hosp. Dist. Rev.                        6.00%         2/15/2013 (1)                     12,910             14,692
Houston TX GO                                           5.375%          3/1/2013 (4)                      6,500              7,152

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                       COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Houston TX GO                                           5.375%          3/1/2015 (4)              $       6,485    $         7,103
Houston TX GO                                            5.50%          3/1/2015 (4)                      8,440              9,339
Houston TX GO                                           5.375%          3/1/2016 (4)                      4,210              4,610
Houston TX GO                                            5.50%          3/1/2016 (4)                      5,235              5,789
Houston TX Water & Sewer System Rev.                     5.50%         12/1/2016 (4)                      7,000              7,774
Houston TX Water & Sewer System Rev.                    5.375%         12/1/2027 (3)                     17,000             17,667
Houston TX Water & Sewer System Rev.                    5.375%         12/1/2027 (3)                      5,000              5,196
Houston TX Water Conveyance System COP                   6.80%        12/15/2010 (2)                      5,490              6,677
Lower Colorado River Auth. Texas Rev.                    6.00%         5/15/2013 (4)                     12,500             14,376
Lower Colorado River Auth. Texas Rev.                   5.625%          1/1/2015 (4)(Prere.)              3,055              3,522
Lower Colorado River Auth. Texas Rev.                   5.875%         5/15/2015 (4)                      8,000              9,087
Northeast Texas Hosp. Auth. (Northeast Medical Center)   6.00%         5/15/2009 (4)                      3,945              4,523
Northeast Texas Hosp. Auth. (Northeast Medical Center)   6.00%         5/15/2010 (4)                      2,000              2,292
Northeast Texas Hosp. Auth. (Northeast Medical Center)  5.625%         5/15/2017 (4)                      7,425              8,123
Northeast Texas Hosp. Auth. (Northeast Medical Center)  5.625%         5/15/2022 (4)                      7,110              7,607
Texas Muni. Power Agency Rev.                            0.00%          9/1/2014 (1)                     34,425             21,370
Texas Muni. Power Agency Rev.                            0.00%          9/1/2014 (1)(ETM)                   575                358
Texas Muni. Power Agency Rev.                            0.00%          9/1/2015 (1)                     16,745              9,801
Texas Muni. Power Agency Rev.                            0.00%          9/1/2015 (1)(ETM)                   255                150
Texas Muni. Power Agency Rev.                            0.00%          9/1/2016 (1)                     13,440              7,406
Texas Muni. Power Agency Rev.                            0.00%          9/1/2016 (1)(ETM)                   210                117
Texas Muni. Power Agency Rev.                            0.00%          9/1/2017 (1)                     19,685             10,202
Texas Muni. Power Agency Rev.                            0.00%          9/1/2017 (1)(ETM)                   315                165
Texas Turnpike Auth. Dallas Northway Rev.
  (President George Bush Turnpike)                       0.00%          1/1/2010 (2)(ETM)                 6,000              4,856
Texas Water Dev. Board GO                                5.75%          8/1/2026                          5,595              6,029
Texas Water Dev. Board GO                                5.75%          8/1/2032                         10,380             11,139
Texas Water Dev. Board Rev.                              5.50%         7/15/2021                          9,825             10,529
Texas Water Finance Assistance GO                        5.50%          8/1/2024                          7,850              8,290
                                                                                                                        ----------
                                                                                                                           253,266
                                                                                                                        ----------
UTAH (0.9%)
Intermountain Power Agency Utah Power Supply Rev.        5.75%          7/1/2019 (1)                     23,000             25,601
                                                                                                                        ----------
VIRGINIA (0.6%)
Metro. Washington Airports Auth. Airport System Rev.    5.625%         10/1/2013 (3)                      4,050              4,455
Metro. Washington Airports Auth. Airport System Rev.     5.75%         10/1/2014 (3)                      5,270              5,794
Metro. Washington Airports Auth. Airport System Rev.     5.75%         10/1/2015 (3)                      5,585              6,110
                                                                                                                        ----------
                                                                                                                            16,359
                                                                                                                        ----------
WASHINGTON (1.3%)
Chelan County WA Public Util.
Chelan Hydro Consolidated System Rev.                    6.05%          7/1/2032 (1)                     19,440             21,483
Chelan County WA Public Util. Dist. (Rock Island Hydro)  0.00%          6/1/2009 (1)                     10,950              9,076
Chelan County WA Public Util. Dist. (Rock Island Hydro)  0.00%          6/1/2015 (1)                     12,585              7,290
                                                                                                                        ----------
                                                                                                                            37,849
                                                                                                                        ----------
WEST VIRGINIA (0.9%)
West Virginia Building Comm. Rev.
  (Jail & Correction Fac.)                               7.00%          7/1/2011 (1)(ETM)                 7,325              9,133
West Virginia Building Comm. Rev.
  (Jail & Correction Fac.)                               7.00%          7/1/2012 (1)(ETM)                 7,840              9,825

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
West Virginia Hosp. Finance Auth. Rev.
  (Charleston Medical Center)                            5.75%          9/1/2013 (1)              $       8,000    $         8,704
                                                                                                                        ----------
                                                                                                                            27,662
                                                                                                                        ----------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $2,650,282)                                                                                                      2,886,915
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.2%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                        43,214
Liabilities                                                                                                                 (9,565)
                                                                                                                        ----------
                                                                                                                            33,649
                                                                                                                        ----------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                       $2,920,564
==================================================================================================================================
oSee Note A in Notes to Financial Statements.
*Securities with a value of $6,080,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 112.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,683,388
Undistributed Net Investment Income                                          --
Overdistributed Net Realized Gains                                         (186)
Unrealized Appreciation
  Investment Securities                                                 236,633
  Futures Contracts                                                         729
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,920,564
================================================================================

Investor Shares--Net Assets
Applicable to 148,350,436 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)   $1,912,341
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---INVESTOR SHARES                              $12.89
================================================================================

Admiral Shares--Net Assets
Applicable to 78,212,967 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)   $1,008,223
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $12.89
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.


                                       91
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LONG-TERM TAX-EXEMPT FUND                               COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.9%)
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA (1.1%)
Arizona School Fac. Board Rev. (State School Improvement)5.50%          7/1/2017                  $       9,610    $        10,645
Scottsdale AZ IDA (Memorial Hosp.)                       6.00%          9/1/2012 (2)                      4,000              4,568
Scottsdale AZ IDA (Memorial Hosp.)                      6.125%          9/1/2017 (2)                      4,700              5,352
                                                                                                                        ----------
                                                                                                                            20,565
                                                                                                                        ----------
CALIFORNIA (10.5%)
Anaheim CA Public Finance Auth. Lease Rev.               6.00%          9/1/2013 (4)                      7,000              8,285
Anaheim CA Public Finance Auth. Lease Rev.               6.00%          9/1/2014 (4)                      2,500              2,970
California Dept. of Veteran Affairs Rev.                 5.45%         12/1/2019 (2)                      3,780              3,996
California GO                                            6.25%          9/1/2012                          5,000              5,766
California GO                                            5.25%         11/1/2015 +                        5,000              5,316
California Health Fac. Finance Auth. Rev.
  (Cedars-Sinai Medical Center)                          6.25%         12/1/2034                          5,000              5,326
California Public Works Board Lease Rev.
  (Community College)                                   5.625%          3/1/2016 (2)                     11,370             12,551
California State Dept. Water Resources Power Supply Rev. 6.00%          5/1/2013                          5,000              5,662
California State Dept. Water Resources Power Supply Rev. 5.50%          5/1/2015 (2)                      6,000              6,672
California State Dept. Water Resources Power Supply Rev. 6.00%          5/1/2015                          2,500              2,839
California State Dept. Water Resources Power Supply Rev. 5.50%          5/1/2016 (2)                     10,000             11,059
California State Dept. Water Resources Power Supply Rev. 5.375%         5/1/2018 (2)                      5,000              5,422
California State Dept. Water Resources
  Power Supply Rev. VRDO                                 1.00%         11/7/2003 LOC                      5,000              5,000
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                                5.10%         5/17/2010                         10,000             10,551
Foothill/Eastern Corridor Agency California
  Toll Road Rev.                                         0.00%          1/1/2028 (ETM)                   24,000              6,653
Fresno CA Sewer Rev.                                     6.25%          9/1/2010 (2)                      6,395              7,682
Golden State Tobacco Securitization Corp. California     5.50%          6/1/2043                         10,000              9,492
Los Angeles CA Dept. of Water & Power Rev.               5.25%          7/1/2015                          5,140              5,621
Los Angeles CA Harbor Dept. Rev.                         5.50%          8/1/2015 (2)                      4,670              5,046
Los Angeles County CA Public Works Financing Auth. Rev.  5.50%         10/1/2011                          5,000              5,593
Los Angeles County CA Public Works Financing Auth. Rev.  5.50%         10/1/2012                          6,750              7,522
San Bernardino County CA Medical Center COP              5.50%          8/1/2024 (1)                     11,295             11,780
San Bernardino County CA Medical Center COP             6.875%          8/1/2024 (ETM)                   18,000             22,864
San Diego CA USD GO                                      0.00%          7/1/2012 (3)                      5,420              3,826
San Diego CA USD GO                                      0.00%          7/1/2013 (3)                      7,160              4,768
San Francisco CA City & County International
  Airport Rev.                                           5.50%          5/1/2017 (1)                      6,570              6,941
San Francisco CA City & County International
  Airport Rev.                                           5.50%          5/1/2018 (1)                      6,945              7,311
Southern California Public Power Auth. Rev.
  (Transmission Project)                                 0.00%          7/1/2014                          8,500              5,266
                                                                                                                        ----------
                                                                                                                           201,780
                                                                                                                        ----------
COLORADO (4.6%)
Colorado Dept. of Transp. Rev.                           6.00%         6/15/2010 (2)(Prere.)             20,000             23,670
Colorado Dept. of Transp. Rev.                           5.50%         6/15/2011 (1)(Prere.)              6,000              6,932
Colorado Springs CO Util. System Rev. VRDO               1.00%         11/7/2003                          1,900              1,900
Denver CO City & County Airport Rev.                     6.00%        11/15/2013 (2)                      7,090              7,835
Denver CO City & County Airport Rev.                     5.50%        11/15/2016 (3)                     10,000             10,633
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2013 (1)                     10,000              6,560
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2016 (1)                     10,185              5,596
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2020 (1)                     15,165              6,471
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2025 (1)                      9,700              2,967

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2030 (1)              $      10,000    $         2,290
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2031 (1)                     15,000              3,245
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2032 (1)                     10,000              2,042
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2033 (1)                     45,760              8,834
                                                                                                                        ----------
                                                                                                                            88,975
                                                                                                                        ----------
CONNECTICUT (0.2%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)   5.95%          9/1/2028                          3,700              3,850
                                                                                                                        ----------
DISTRICT OF COLUMBIA (1.5%)
District of Columbia GO                                  6.75%          6/1/2005 (1)                         40                 40
District of Columbia GO                                  6.00%          6/1/2011 (1)                      5,905              6,868
District of Columbia GO                                  6.00%          6/1/2011 (1)(ETM)                 3,085              3,641
District of Columbia GO                                  0.00%          6/1/2012 (1)                     19,000             13,323
District of Columbia GO                                  5.40%          6/1/2012 (2)                      5,000              5,504
                                                                                                                        ----------
                                                                                                                            29,376
                                                                                                                        ----------
FLORIDA (2.6%)
Dade County FL Water & Sewer System Rev. VRDO            1.09%         11/7/2003 (3)                     14,975             14,975
Orange County FL School Board COP                       5.375%          8/1/2007 (1)(Prere.)              5,000              5,471
Orlando FL Util. Comm. Water & Electric Rev. VRDO        1.00%         11/7/2003                          7,200              7,200
Sunrise FL Util. System Rev.                             5.50%         10/1/2018 (2)                     12,000             13,545
Sunshine State Florida Govt. Financing Comm. Rev. VRDO   1.10%         11/7/2003 (2)                      4,500              4,500
Tallahassee FL Health Fac. Rev.
  (Tallahassee Memorial Healthcare, Inc.)               6.375%         12/1/2030                          5,000              4,771
                                                                                                                        ----------
                                                                                                                            50,462
                                                                                                                        ----------
GEORGIA (3.7%)
Atlanta GA Airport Fac. Rev.                             6.25%          1/1/2013 (3)                      8,000              8,940
Atlanta GA Airport Fac. Rev.                            5.875%          1/1/2015 (3)                      7,750              8,738
Atlanta GA Airport Fac. Rev.                            5.875%          1/1/2017 (3)                      7,500              8,444
Atlanta GA Water & Wastewater Rev.                       5.50%         11/1/2022 (3)                     10,000             11,105
College Park GA IDA Lease Rev. (Civic Center)            7.00%          9/1/2010 (ETM)                   11,500             13,756
Fulton County GA COP                                     6.00%         11/1/2015 (2)                      4,815              5,580
Metro. Atlanta GA Rapid Transp. Auth.
  Georgia Sales Tax Rev.                                 6.25%          7/1/2018                         12,170             14,611
                                                                                                                        ----------
                                                                                                                            71,174
                                                                                                                        ----------
HAWAII (2.3%)
Hawaii Airport System Rev.                               5.75%          7/1/2016 (3)                      5,000              5,388
Hawaii Airport System Rev.                               5.75%          7/1/2017 (3)                      5,000              5,368
Hawaii Dept. of Budget & Finance
  (Hawaii Electric Co. Inc.)                             5.75%         12/1/2018 (2)                     12,470             13,563
Hawaii GO                                               5.875%         10/1/2010 (1)(Prere.)              3,220              3,793
Hawaii GO                                               5.875%         10/1/2010 (1)(Prere.)              2,860              3,369
Univ of Hawaii Univ. System Rev.                         5.50%         7/15/2029 (3)                     12,980             13,752
                                                                                                                        ----------
                                                                                                                            45,233
                                                                                                                        ----------
ILLINOIS (7.3%)
Chicago IL (City Colleges Improvement) GO                0.00%          1/1/2016 (3)                      8,500              4,830
Chicago IL Board of Educ. GO                             0.00%         12/1/2013 (2)                      5,000              3,246
Chicago IL Board of Educ. GO                             0.00%         12/1/2014 (2)                      5,000              3,064
Chicago IL Board of Educ. GO                             0.00%         12/1/2029 (3)                     10,000              2,346
Chicago IL Metro. Water Reclamation Dist. GO             7.00%          1/1/2011 (ETM)                   20,000             24,396
Chicago IL Neighborhoods Alive GO                        5.50%          1/1/2036 (3)                      6,400              6,683
Chicago IL Neighborhoods Alive GO                        5.75%          1/1/2040 (3)                     16,690             18,092
Chicago IL Public Building Comm. GO                      7.00%          1/1/2020 (1)(ETM)                 6,000              7,826

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LONG-TERM TAX-EXEMPT FUND                               COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Chicago IL School Finance Auth. GO                       5.50%          1/1/2031 (2)              $       8,750    $         9,220
Chicago IL Water Rev. VRDO                               1.00%         11/7/2003 LOC                      8,040              8,040
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)     7.40%         12/1/2024 (1)                      8,150              8,831
Illinois GO                                              5.25%         10/1/2014                         10,000             11,023
Illinois Sales Tax Rev.                                 6.125%         6/15/2010 (Prere.)                 4,500              5,338
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      6.75%          6/1/2010 (1)                      6,000              7,189
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%        12/15/2014 (1)                     16,100              9,868
Univ. of Illinois Rev.                                   0.00%          4/1/2012 (1)                      5,795              4,113
Will County IL Community School Dist.                    0.00%         11/1/2013 (4)                     10,000              6,526
                                                                                                                        ----------
                                                                                                                           140,631
                                                                                                                        ----------
INDIANA (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)     6.90%          7/1/2011                         16,875             20,248
                                                                                                                        ----------
KENTUCKY (1.4%)
Kentucky Property & Building Comm. Rev.                  5.75%         10/1/2014                          6,405              7,216
Kentucky Property & Building Comm. Rev.                 5.375%          8/1/2016 (4)                     13,870             15,278
Louisville & Jefferson County KY Metro. Sewer Dist.      5.75%         5/15/2033 (3)                      5,000              5,437
                                                                                                                        ----------
                                                                                                                            27,931
                                                                                                                        ----------
LOUISIANA (2.7%)
De Soto Parish LA PCR (Southwestern Electric Power Co.)  7.60%          1/1/2019                         24,300             25,153
Louisiana GO                                             5.50%         5/15/2014 (3)                      6,180              6,872
Louisiana GO                                             5.75%        11/15/2014 (3)                      9,855             11,162
Louisiana State Gas and Fuels Tax Rev.                  5.375%          6/1/2018 (2)                      5,000              5,408
New Orleans LA GO                                        0.00%          9/1/2016 (2)                      5,785              3,215
                                                                                                                        ----------
                                                                                                                            51,810
                                                                                                                        ----------
MARYLAND (0.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                     6.75%          7/1/2030                          7,500              8,209
                                                                                                                        ----------
MASSACHUSETTS (6.3%)
Massachusetts Bay Transp. Auth. Rev.                     7.00%          3/1/2021                         15,000             19,248
Massachusetts GAN                                        5.75%         6/15/2014                         10,000             11,580
Massachusetts GO                                        5.375%         10/1/2010 (Prere.)                10,000             11,382
Massachusetts GO                                         5.50%         11/1/2017 (4)                     13,250             15,090
Massachusetts GO                                         5.50%         11/1/2017 (1)                      7,000              7,972
Massachusetts GO VRDO                                    1.10%         11/7/2003                          4,000              4,000
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                      5.70%          7/1/2015                          9,205              8,644
Massachusetts Port Auth. Rev.                            5.00%          7/1/2018                          3,500              3,629
Massachusetts Water Resources Auth. Rev.                 6.50%         7/15/2019 *                       32,000             39,077
Massachusetts Water Resources Auth. Rev. VRDO            1.05%         11/7/2003 (3)                      1,000              1,000
                                                                                                                        ----------
                                                                                                                           121,622
                                                                                                                        ----------
MICHIGAN (4.9%)
Detroit MI GO                                           6.375%          4/1/2007                          4,500              4,780
Detroit MI Sewer System Rev.                             5.75%          1/1/2010 (3)(Prere.)              5,000              5,826
Detroit MI Sewer System Rev.                             5.50%          7/1/2029 (3)                     18,000             19,819
Grand Rapids MI Tax Increment Rev.
  (Downtown Project)                                    6.875%          6/1/2024 (1)                      7,500              7,886
Michigan Building Auth. Rev.                             5.25%        10/15/2016 (4)                     20,000             21,881

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Michigan Building Auth. Rev.                             5.50%        10/15/2016                  $       5,500    $         6,127
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                          5.875%         10/1/2010 (Prere.)                 9,250             10,983
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)                          5.875%         10/1/2010 (Prere.)                 7,980              9,464
Univ. of Michigan Hosp. Rev. VRDO                        1.20%         11/3/2003                          5,800              5,800
Univ. of Michigan Hosp. Rev. VRDO                        1.03%         11/7/2003                          1,700              1,700
                                                                                                                        ----------
                                                                                                                            94,266
                                                                                                                        ----------
MISSISSIPPI (1.1%)
Mississippi GO                                           6.00%         11/1/2009 (Prere.)                10,800             12,755
Mississippi GO                                           6.00%         11/1/2009 (Prere.)                 7,250              8,563
                                                                                                                        ----------
                                                                                                                            21,318
                                                                                                                        ----------
MISSOURI (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Episcopal - Presbyterian Hosp.)            5.50%         12/1/2016 (4)                      4,195              4,579
                                                                                                                        ----------
NEVADA (0.3%)
Truckee Meadows NV Water Auth. Rev.                      5.50%          7/1/2016 (4)                      5,000              5,550
New Hampshire (1.8%)
Manchester NH General Airport Rev.                      5.625%          1/1/2030 (4)                     23,000             24,559
New Hampshire Business Finance Auth. PCR
  (Public Service Co. of New Hampshire)                  6.00%          5/1/2021 (2)                     10,000             10,617
                                                                                                                        ----------
                                                                                                                            35,176
                                                                                                                        ----------
NEW JERSEY (2.3%)
New Jersey Sports & Exposition Auth. Rev.                6.50%          3/1/2013 (4)                     10,000             12,075
New Jersey Transp. Corp. COP                             6.00%         9/15/2010 (2)(Prere.)             13,000             15,401
New Jersey Transp. Corp. COP                             5.50%         9/15/2012 (2)                      5,000              5,636
New Jersey Turnpike Auth. Rev.                          5.625%          1/1/2010 (1)(Prere.)              7,940              9,129
New Jersey Turnpike Auth. Rev.                          5.625%          1/1/2015 (1)                      2,060              2,285
                                                                                                                        ----------
                                                                                                                            44,526
                                                                                                                        ----------
NEW MEXICO (0.7%)
New Mexico Highway Comm. Tax Rev.                        6.00%         6/15/2013                          3,000              3,458
New Mexico Hosp. Equipment Loan Council Hosp.
  System Rev. (Presbyterian Healthcare Services)         5.50%          8/1/2030                         10,000             10,054
                                                                                                                        ----------
                                                                                                                            13,512
                                                                                                                        ----------
NEW YORK (11.5%)
Babylon NY Waste Water Fac. GO                           9.00%          8/1/2008 (3)                      4,900              6,288
Babylon NY Waste Water Fac. GO                           9.00%          8/1/2009 (3)                      2,800              3,688
Babylon NY Waste Water Fac. GO                           9.00%          8/1/2010 (3)                      4,900              6,582
Long Island NY Power Auth. Electric System Rev.          5.25%          6/1/2014                          7,350              7,867
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax)                              5.25%         10/1/2010 (1)(Prere.)              4,675              5,341
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax)                              6.00%          4/1/2020 (1)(ETM)                 6,165              7,352
Metro. New York Transp. Auth. Rev. (Transit Rev.)        5.50%        11/15/2014 (2)                     10,000             11,405
New York City NY GO                                      5.25%          8/1/2012                          8,535              9,236
New York City NY GO                                      5.25%          8/1/2014                          5,500              5,867
New York City NY GO                                      5.75%          8/1/2015 (2)                     12,000             13,632
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                              5.75%         6/15/2026                          3,500              3,793

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LONG-TERM TAX-EXEMPT FUND                               COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New York City NY Transitional Finance Auth. Rev.         5.00%          5/1/2017                  $       2,500    $         2,598
New York City NY Transitional Finance Auth. Rev.         6.25%        11/15/2017                            265                310
New York City NY Transitional Finance Auth. Rev. VRDO    1.15%         11/3/2003                          2,600              2,600
New York City NY Transitional Finance Auth. Rev. VRDO    1.03%         11/7/2003                          6,600              6,600
New York State Dormitory Auth. Rev.
  (Sloan-Kettering Cancer Center)                        5.75%          7/1/2020 (1)                      7,500              8,581
New York State Dormitory Auth. Rev. (State Univ.)        7.50%         5/15/2011 (Prere.)                 6,135              7,748
New York State Dormitory Auth. Rev. (State Univ.)        7.50%         5/15/2011                         12,765             15,568
New York State Environmental Fac. Corp. Rev.
  (Clean Water & Drinking Revolving Funds)               5.25%         6/15/2020                         37,090             39,577
New York State Local Govt. Assistance Corp.             5.375%          4/1/2012                          5,275              5,782
New York State Local Govt. Assistance Corp.              5.40%          4/1/2013                         13,125             14,348
New York State Local Govt. Assistance Corp.              5.40%          4/1/2015                          5,700              6,235
Triborough Bridge & Tunnel Auth. New York Rev.           5.25%        11/15/2017                         10,000             10,822
Triborough Bridge & Tunnel Auth. New York Rev.          6.125%          1/1/2021 (ETM)                   10,000             11,977
Triborough Bridge & Tunnel Auth. New York Rev.           5.50%          1/1/2022 (Prere.)                 7,750              8,718
                                                                                                                        ----------
                                                                                                                           222,515
                                                                                                                        ----------
NORTH CAROLINA (0.8%)
North Carolina Eastern Muni. Power Agency Rev.           7.50%          1/1/2010 (ETM)                    4,935              6,197
North Carolina Eastern Muni. Power Agency Rev.           6.50%          1/1/2018 (ETM)                    4,625              5,769
Winston-Salem NC Water & Sewer System Rev.               5.50%          6/1/2011 (Prere.)                 1,220              1,409
Winston-Salem NC Water & Sewer System Rev.               5.50%          6/1/2016                          1,780              1,967
                                                                                                                        ----------
                                                                                                                            15,342
                                                                                                                        ----------
OHIO (0.9%)
Hamilton OH Electric System Rev. VRDO                    1.05%         11/7/2003 (4)                      1,600              1,600
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                        5.625%         10/1/2016                          3,000              3,213
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)                        5.625%         10/1/2017                          2,260              2,408
Ohio GO VRDO 1.05% 11/7/2003 4,400 4,400
Ohio State Univ. General Receipts Rev. VRDO              1.05%         11/7/2003                          6,100              6,100
                                                                                                                        ----------
                                                                                                                            17,721
                                                                                                                        ----------
OREGON (0.8%)
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.50%         2/15/2014                          5,580              5,993
Port Auth. of Portland OR Airport Rev.
  (Portland International Airport)                       5.50%          7/1/2014 (3)                      3,865              4,172
Port Auth. of Portland OR Airport Rev.
  (Portland International Airport)                       5.50%          7/1/2016 (3)                      4,305              4,598
                                                                                                                        ----------
                                                                                                                            14,763
                                                                                                                        ----------
PENNSYLVANIA (2.7%)
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                        6.10%          7/1/2013                          5,000              5,305
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO              1.12%         11/3/2003                          4,600              4,600
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                                 1.05%         11/7/2003 (2)                        700                700
Philadelphia PA Water & Waste Water Rev.                 7.00%         6/15/2010 (3)                     20,000             24,486
Pittsburgh PA GO                                         5.25%          9/1/2016 (3)                      3,845              4,062
Pittsburgh PA Water & Sewer Auth. Rev.                   6.50%          9/1/2013 (3)                     10,000             12,186
                                                                                                                        ----------
                                                                                                                            51,339
                                                                                                                        ----------

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO (0.9%)
Puerto Rico Electric Power Auth. Rev.                    5.25%          7/1/2014 (1)              $       2,000    $         2,202
Puerto Rico Electric Power Auth. Rev.                    5.25%          7/1/2014 (4)                      2,000              2,202
Puerto Rico Public Finance Corp.                         6.00%          8/1/2026                         11,000             12,403
                                                                                                                        ----------
                                                                                                                            16,807
                                                                                                                        ----------
SOUTH CAROLINA (2.3%)
Medical Univ. South Carolina Hosp. Auth.
  Hosp. Fac. Rev.                                       6.375%         8/15/2027                          7,750              8,036
Piedmont SC Muni. Power Agency Rev.                      6.50%          1/1/2015 (3)                     12,210             14,668
Piedmont SC Muni. Power Agency Rev.                      6.50%          1/1/2015 (3)(ETM)                 2,035              2,512
South Carolina Jobs Econ. Dev. Auth.
Hosp. Improvement Rev. (Palmetto Health Alliance)       7.125%        12/15/2010 (Prere.)                 5,000              6,281
South Carolina Transp. Infrastructure Rev.               5.75%         10/1/2015 (1)                     10,790             12,291
                                                                                                                        ----------
                                                                                                                            43,788
                                                                                                                        ----------
TEXAS (16.7%)
Austin TX Combined Util. System Rev.                     0.00%         5/15/2017 (3)                      4,900              2,578
Brazos County TX Health Dev. (Franciscan Service Corp.) 5.375%          1/1/2022 (1)                      5,750              6,005
Brazos River TX Harbor Navigation Dist. Brazoria County
  Environmental (Dow Chemical Co. Project) PUT           5.20%         5/15/2008                         10,000             10,621
Harris County TX GO                                      0.00%         10/1/2014 (1)                      5,550              3,433
Harris County TX Health Fac. Dev. Corp. Rev.
  (Methodist Hosp.) VRDO                                 1.12%         11/3/2003                         17,300             17,300
Harris County TX Health Fac. Dev. Corp. Rev.
  (St. Luke's Episcopal Hosp.) VRDO                      1.12%         11/3/2003                         15,500             15,500
Houston TX GO                                            5.75%          3/1/2014 (4)                      3,000              3,380
Houston TX GO                                            5.75%          3/1/2015 (4)                      3,000              3,380
Houston TX GO                                            5.75%          3/1/2016 (4)                      4,500              5,070
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                           5.50%          7/1/2005 (4)(Prere.)             16,760             18,101
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                           0.00%          9/1/2018 (2)                     16,285              7,812
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                           0.00%          9/1/2021 (2)                     22,720              8,954
Houston TX Independent School Dist. Lease Rev.           0.00%         9/15/2012 (2)                      6,150              4,263
Houston TX Water & Sewer System Rev.                     0.00%         12/1/2012 (2)                     20,500             14,144
Houston TX Water & Sewer System Rev.                     5.50%         12/1/2015 (4)                     10,000             11,151
Lewisville TX Independent School Dist.                   0.00%         8/15/2016                          5,630              3,112
Lewisville TX Independent School Dist.                   0.00%         8/15/2017                          6,940              3,608
Lower Colorado River Auth. Texas Rev.                    6.00%         5/15/2011 (4)                     12,605             14,496
Lower Colorado River Auth. Texas Rev.                   5.875%         5/15/2015 (4)                      5,500              6,247
Lower Colorado River Auth. Texas Rev.                   5.875%         5/15/2016 (4)                     27,500             31,236
Round Rock TX Independent School Dist. GO                0.00%         8/15/2011 (1)                      5,000              3,710
San Antonio TX Electric & Gas Rev.                       5.75%          2/1/2010 (Prere.)                11,435             13,247
San Antonio TX Electric & Gas Rev.                      5.375%          2/1/2020                         10,000             10,646
Texas City TX IDA (ARCO Pipeline)                       7.375%         10/1/2020                         17,000             21,651
Texas Muni. Power Agency Rev.                            0.00%          9/1/2013 (1)                     38,955             25,655
Texas Muni. Power Agency Rev.                            0.00%          9/1/2013 (1)(ETM)                   715                472
Texas Muni. Power Agency Rev.                            0.00%          9/1/2015 (1)                     16,485              9,649
Texas Muni. Power Agency Rev.                            0.00%          9/1/2015 (1)(ETM)                   255                150
Texas Muni. Power Agency Rev.                            0.00%          9/1/2017 (1)                     39,350             20,394
Texas Muni. Power Agency Rev.                            0.00%          9/1/2017 (1)(ETM)                   620                325

                                       97
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
LONG-TERM TAX-EXEMPT FUND                               COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Texas Water Dev. Board Rev.                              6.50%         7/15/2010                  $      17,425    $        20,895
Texas Water Dev. Board Rev.                              7.05%          8/1/2025                          5,655              5,891
                                                                                                                        ----------
                                                                                                                           323,076
                                                                                                                        ----------
UTAH (0.2%)
Intermountain Power Agency Utah Power Supply Rev.        5.75%          7/1/2019 (1)                      3,000              3,339
                                                                                                                        ----------
VIRGIN ISLANDS (0.3%)
Virgin Islands Public Finance Auth. Rev.                 6.50%         10/1/2024                          5,000              5,497
                                                                                                                        ----------
VIRGINIA (0.6%)
Virginia College Building Auth. Educ. Fac. Rev.
  (Washington & Lee Univ.)                               5.75%          1/1/2034                          9,540             11,060
                                                                                                                        ----------
WASHINGTON (1.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)  0.00%          6/1/2014 (1)                      5,000              3,074
Chelan County WA Public Util. Dist. (Rock Island Hydro)  0.00%          6/1/2017 (1)                     11,685              5,974
Chelan County WA Public Util. Dist. (Rock Island Hydro)  0.00%          6/1/2018 (1)                     10,000              4,795
Port of Seattle WA Rev.                                 5.625%          2/1/2030 (1)                      7,735              8,248
Washington GO                                            6.75%          2/1/2015                          3,450              4,267
Washington GO                                           5.625%          7/1/2025                          7,030              7,491
                                                                                                                        ----------
                                                                                                                            33,849
                                                                                                                        ----------
WEST VIRGINIA (0.6%)
West Virginia Building Comm. Rev.
  (Jail & Correction Fac.)                               7.00%          7/1/2014 (1)(ETM)                 8,975             11,446
                                                                                                                        ----------
WISCONSIN (2.9%)
Wisconsin Clean Water Rev.                              6.875%          6/1/2011                         20,500             24,879
Wisconsin GO                                             5.75%          5/1/2011 (Prere.)                10,000             11,623
Wisconsin GO                                             5.25%          5/1/2014 +                       17,695             19,689
                                                                                                                        ----------
                                                                                                                            56,191
                                                                                                                        ----------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $1,760,821)                                                                                                      1,927,526
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                        33,324
Liabilities                                                                                                                (30,936)
                                                                                                                        ----------
                                                                                                                             2,388
                                                                                                                        ----------
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                       $1,929,914
==================================================================================================================================
oSee Note A in Notes to Financial Statements.
*Securities with a value of $4,880,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 112.


--------------------------------------------------------------------------------
                                                                         Amount
                                                                          (000)
--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $1,789,376
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                         (26,348)
Unrealized Appreciation
  Investment Securities                                                 166,705
  Futures Contracts                                                         181
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,929,914
================================================================================

Investor Shares--Net Assets
Applicable to 99,266,679 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)   $1,131,055
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $11.39
================================================================================

Admiral Shares--Net Assets
Applicable to 70,111,452 outstanding $.001
  par value shares of bene?cial interest (unlimited authorization)     $798,859
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $11.39
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

                                       99
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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.1%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.9%)
Alabama Special Care Fac. (Baptist Health System)       5.875%        11/15/2026 (1)              $       5,000    $         5,429
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)             6.125%         12/1/2024                          3,000              3,141
Courtland AL Dev. Board Solid Waste Disposal Rev.
  (Champion International Corp.)                         6.70%         11/1/2029                          9,500             10,015
McIntosh AL IDR (Environmental Improvement)             5.375%          6/1/2028                         17,000             17,004
                                                                                                                        ----------
                                                                                                                            35,589
                                                                                                                        ----------
ARIZONA (2.0%)
Maricopa County AZ Pollution Control Corp. PCR
  (El Paso Electric Co.) PUT                             6.25%          8/1/2005                         10,800             11,208
Maricopa County AZ Pollution Control Corp. PCR
  (El Paso Electric Co.) PUT                            6.375%          8/1/2005                         31,000             32,235
Pima County AZ IDA Multi Family Mortgage
  (La Cholla Project)                                    8.50%          7/1/2020                          4,635              4,707
Pima County AZ IDA Multi Family Mortgage
  (La Cholla Project)                                    8.50%          7/1/2020                          1,520              1,543
Univ. of Arizona Board of Regents                        6.20%          6/1/2016                         26,660             32,003
                                                                                                                        ----------
                                                                                                                            81,696
                                                                                                                        ----------
ARKANSAS (0.1%)
North Little Rock AR Electric Rev.                       6.50%          7/1/2015 (1)                      3,450              4,249
                                                                                                                        ----------
CALIFORNIA (10.0%)
ABAG Finance Auth. for Non-Pro?t Corp.
California Multifamily Rev. (Housing Archstone Redwood)  5.30%         10/1/2008                         10,000             10,713
California Dept. of Water Resources Water System Rev.    5.50%         12/1/2015                          5,000              5,594
California Dept. of Water Resources Water System Rev.    5.50%         12/1/2017                         10,000             11,101
California GO                                            5.50%          2/1/2025                         25,000             25,956
California PCR Financing Auth. Rev.
  (Southern California Edison Co.) PUT                   7.00%          3/1/2005                         30,000             30,363
California Pollution Control Financing Auth.
  Solid Waste Disposal Rev. (Waste Management) PUT       4.85%        11/30/2007                          7,000              7,359
California State Dept. Water Resources Power Supply Rev. 5.50%          5/1/2012 (1)                     25,000             28,223
California Statewide Community Dev. Auth. Multifamily Rev.
  (Archstone/LeClub) PUT                                 5.30%          6/1/2008                          5,000              5,334
California Statewide Community Dev. Auth. Multifamily Rev.
  (Archstone/Oak Ridge) PUT                              5.30%          6/1/2008                          5,650              6,028
California Statewide Community Dev. Auth. Multifamily Rev.
  (Archstone/Pelican Hill) PUT                           5.30%          6/1/2008                          5,000              5,334
California Statewide Community Dev. Auth. Multifamily Rev.
  (Archstone/River Meadows) PUT                          5.30%          6/1/2008                          5,000              5,334
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                                5.10%         5/17/2010                         22,000             23,213
California Statewide Community Dev. Auth. Rev.
  (Irvine Apartments) PUT                                5.25%         5/15/2013                         37,785             39,109
California Statewide Community Dev. Auth. Rev.
  (Kaiser Permanente) PUT                                4.35%          3/1/2007                         13,500             14,199
California Veterans GO                                   5.20%         12/1/2010                         22,000             23,420
California Veterans GO                                   5.25%         12/1/2011                         43,000             45,296
Golden State Tobacco Securitization Corp. California     5.50%          6/1/2043                         30,000             28,475
Roseville CA North Central Roseville
  Community Fac. Dist.                                   5.40%          9/1/2008                          1,885              2,038

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
                                                        COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Sacramento CA Muni. Util. Dist. Rev.                     5.25%          7/1/2004 (Prere.)         $       5,110    $         5,304
Sacramento CA Muni. Util. Dist. Rev.                     5.25%          7/1/2004 (Prere.)                12,890             13,382
San Bernardino County CA Medical Center COP              7.00%          8/1/2020                         12,180             15,239
San Bernardino County CA Medical Center COP             6.875%          8/1/2024 (ETM)                   25,220             32,035
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                         0.00%         1/15/2009 (1)                      3,000              2,567
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                         0.00%         1/15/2025 (1)                     12,900              4,074
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                         0.00%         1/15/2026 (1)                     28,135              8,397
San Joaquin Hills CA Transp. Corridor Agency
  Toll Road Rev.                                         0.00%         1/15/2036 (1)                      4,025                673
Santa Margarita CA Water Dist. Special Tax
  Community Fac. Dist. No. 99-1                          6.00%          9/1/2030                          3,000              2,964
Southern California Public Power Auth. Rev.              6.00%          7/1/2018                          3,985              3,990
                                                                                                                        ----------
                                                                                                                           405,714
                                                                                                                        ----------
COLORADO (3.4%)
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                          5.50%          9/1/2011                          7,775              8,589
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                          5.50%          9/1/2012                          8,200              8,968
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                          5.50%          9/1/2013                          3,000              3,256
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                          5.50%          9/1/2015                          5,130              5,490
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                          5.50%          9/1/2017                          5,215              5,510
Colorado Health Fac. Auth. Rev.
  (Catholic Health Initiatives)                          5.25%          9/1/2024                         10,000             10,102
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2008 (1)                     14,000             12,152
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2009 (1)                     16,195             13,388
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2010 (1)                      7,185              5,624
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2012 (1)                     26,795             18,604
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2013 (1)                      5,000              3,280
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2014 (1)                      8,000              4,945
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2015 (1)                      5,000              2,915
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2018 (1)                      5,000              2,423
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2023 (1)                      7,500              2,607
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2025 (1)                     10,000              3,059
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2030 (1)                     50,200             11,494
E-470 Public Highway Auth. Colorado Rev.                 0.00%          9/1/2033 (1)                     50,000              9,652
Northwest Parkway Public Highway Auth.
  Colorado Convertible Capital Appreciation              0.00%         6/15/2025 (4)                     10,000              6,929
                                                                                                                        ----------
                                                                                                                           138,987
                                                                                                                        ----------
CONNECTICUT (2.2%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)   5.85%          9/1/2028                         33,250             34,825
Connecticut Dev. Auth. PCR
  (Connecticut Power & Light) PUT                        3.35%         10/1/2008 (2)                      8,000              8,119
Connecticut GO                                          5.375%         4/15/2014                          7,180              7,958
Connecticut GO                                          5.375%         4/15/2015                         10,000             11,061
Connecticut GO                                          5.375%         4/15/2016                          5,000              5,500
Connecticut GO                                          5.375%         4/15/2017                          5,000              5,470
Connecticut GO                                          5.375%        11/15/2019                          5,000              5,422
Connecticut GO                                          5.375%        11/15/2021                          5,000              5,368
Connecticut Special Tax Obligation Rev.
  (Transp. Infrastructure)                               5.25%         11/1/2008 (4)(Prere.)              5,880              6,720
                                                                                                                        ----------
                                                                                                                            90,443
                                                                                                                        ----------
FLORIDA (2.9%)
Beacon Lakes FL Community Dev.                           6.90%          5/1/2035                         18,500             18,568
Broward County FL School Board COP                      5.375%          7/1/2016 (4)                      8,240              9,055
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO                                 1.12%         11/3/2003                          1,000              1,000

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Lee County FL IDA Health Care Fac. Rev.
  (Shell Point Village)                                  5.75%        11/15/2011                  $       1,475    $         1,557
Lee County FL IDA Health Care Fac. Rev.
  (Shell Point Village)                                  5.75%        11/15/2014                          1,000              1,033
Lee County FL School Board COP                           6.00%          8/1/2007 (4)                      5,820              6,575
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.                    5.85%          8/1/2013                          2,075              2,149
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.                    6.00%          8/1/2029                          2,000              2,019
Orlando FL Special Assessment Rev.
  (Conroy Road Interchange)                              5.25%          5/1/2005                            555                555
Orlando FL Special Assessment Rev.
  (Conroy Road Interchange)                              5.50%          5/1/2010                          1,000              1,003
Orlando FL Special Assessment Rev.
  (Conroy Road Interchange)                              5.80%          5/1/2026                          3,000              2,956
Orlando FL Util. Comm. Water & Electric Rev.             6.75%         10/1/2017 (ETM)                    2,200              2,710
Palm Beach County FL Airport System Rev.                 5.75%         10/1/2012 (1)                      9,560             11,080
Palm Beach County FL Airport System Rev.                 5.75%         10/1/2014 (1)                      8,500              9,870
Sunshine State Florida Govt. Financing Comm. Rev. VRDO   1.10%         11/7/2003 (2)                     28,100             28,100
Tallahassee FL Health Fac. Rev.
 (Tallahassee Memorial Healthcare, Inc.)                6.375%         12/1/2030                         18,000             17,175
                                                                                                                   ---------------
                                                                                                                           115,405
                                                                                                                   ---------------
GEORGIA (0.4%)
Cartersville GA Water & Waste Water Fac.
  (Anheuser-Busch Cos., Inc.)                            7.40%         11/1/2010                          5,000              6,091
Dalton County GA Dev. Auth.
  (Hamilton Health Care System)                          5.50%         8/15/2017 (1)                      5,000              5,564
Georgia Muni. Electric Power Auth. Rev.                  6.60%          1/1/2018 (1)                      4,155              5,083
Georgia Muni. Electric Power Auth. Rev.                  6.60%          1/1/2018 (1)(ETM)                   845              1,047
                                                                                                                   ---------------
                                                                                                                            17,785
                                                                                                                   ---------------
HAWAII (0.6%)
Hawaii Harbor Capital Improvement Rev.                   5.50%          7/1/2027 (1)                     18,500             18,919
Honolulu HI City & County GO                             0.00%          7/1/2017 (3)                      6,000              3,117
Honolulu HI City & County GO                             0.00%          7/1/2018 (3)                      2,000                975
                                                                                                                   ---------------
                                                                                                                            23,011
                                                                                                                   ---------------
ILLINOIS (5.3%)
Chicago IL GO                                            0.00%          1/1/2026 (1)                     10,550              7,336
Chicago IL GO                                            0.00%          1/1/2027 (1)                     10,075              6,994
Chicago IL Metro. Water Reclamation Dist. GO VRDO        1.10%         11/7/2003                         45,000             45,000
Chicago IL O'Hare International Airport Special Fac. Rev.
  (United Airlines) PUT                                  5.80%          5/1/2007 **                      17,570              4,568
Chicago IL Public Building Comm. GO                      7.00%          1/1/2015 (1)(ETM)                 8,715             10,437
Chicago IL Public Building Comm. GO                      7.00%          1/1/2020 (1)(ETM)                10,000             13,043
Chicago IL School Finance Auth. GO                       5.50%          1/1/2031 (2)                     20,000             21,073
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)     7.40%         12/1/2024 (1)                     20,000             21,670
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management)                                     5.85%          2/1/2007                         10,000             10,624
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
  (Waste Management)                                     5.05%          1/1/2010                          4,000              4,108
Illinois Health Fac. Auth. Rev.
  (Centegra Health System)                               5.10%          9/1/2011 (2)                      3,105              3,327
Illinois Health Fac. Auth. Rev.
  (Centegra Health System)                               5.25%          9/1/2018 (2)                      2,500              2,618
Illinois Sales Tax Rev.                                  5.50%         6/15/2016 (3)                      3,000              3,392
Illinois Sales Tax Rev.                                  5.75%         6/15/2019 (3)                      5,000              5,738

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%        12/15/2033 (1)              $      26,195    $         4,916
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%         6/15/2034 (1)                     34,000              6,199
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%        12/15/2034 (1)                     36,695              6,495
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%        12/15/2035 (1)                     63,695             10,624
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%         6/15/2036 (1)                     20,000              3,237
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%        12/15/2036 (1)                     45,695              7,178
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%         6/15/2037 (1)                     10,100              1,540
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%        12/15/2037 (1)                     81,000             11,985
Metro. Pier & Exposition Auth.
  Illinois Dedicated Sales Tax Rev.                      0.00%         6/15/2038 (1)                     30,000              4,315
                                                                                                                   ---------------
                                                                                                                           216,417
                                                                                                                   ---------------
INDIANA (1.7%)
Indiana Health Fac. Finance Auth. Rev.
  (Ancilla System, Inc.)                                7.375%          7/1/2023 (ETM)                   19,400             25,507
Indiana Of?ce Building Comm. Rev. (Capitol Complex)      6.90%          7/1/2011                         15,660             18,790
Indianapolis IN Local Public Improvement Rev.            6.75%          2/1/2014 (ETM)                   21,500             26,264
                                                                                                                   ---------------
                                                                                                                            70,561
                                                                                                                   ---------------
KANSAS (0.7%)
Overland Park KS Convention Center & Hotel Project      7.375%          1/1/2032                          9,000              9,008
Overland Park KS Convention Center & Hotel Project       9.00%          1/1/2032                         21,100             21,127
                                                                                                                   ---------------
                                                                                                                            30,135
                                                                                                                   ---------------
KENTUCKY (0.8%)
Jefferson County KY Health Fac. Rev.
  (Jewish Hosp. Health)                                  5.65%          1/1/2017 (2)                      8,000              8,800
Jefferson County KY Health Fac. Rev.
  (Jewish Hosp. Health)                                  5.70%          1/1/2021 (2)                      2,000              2,159
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
  (Revitalization Project)                               5.25%          7/1/2015 (4)                      6,000              6,529
Russell KY Rev. Bon Secours Health System               5.625%        11/15/2030                         16,000             16,129
                                                                                                                   ---------------
                                                                                                                            33,617
                                                                                                                   ---------------
LOUISIANA (0.7%)
Calcasieu Parish LA IDR PCR
  (Entergy Gulf States Inc.)                             5.45%          7/1/2010                          5,000              5,004
West Feliciana Parish LA PCR
  (Entergy Gulf States Inc.) PUT                         5.65%          9/1/2004                         19,000             19,349
West Feliciana Parish LA PCR (Gulf States Util.)         9.00%          5/1/2015                          4,000              4,114
                                                                                                                   ---------------
                                                                                                                            28,467
                                                                                                                   ---------------
MAINE (0.2%)
Jay ME Solid Waste Disposal Rev.                         6.20%          9/1/2019                          9,250              9,687
                                                                                                                   ---------------
MARYLAND (2.8%)
Maryland Econ. Dev. Corp.
  (Chesapeake Bay Conference Center)                     7.75%         12/1/2031                         25,000             21,750
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Medlantic/Helix)                                      5.25%         8/15/2038 (4)                     32,055             33,696
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                     5.75%          7/1/2021                          3,930              4,133

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                     6.00%          7/1/2022                  $       3,000    $         3,202
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                     5.25%          7/1/2028                          9,570              9,581
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                     6.75%          7/1/2030                         15,000             16,419
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                     6.00%          7/1/2032                          6,500              6,812
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                     5.25%          7/1/2034                         18,250             18,180
                                                                                                                   ---------------
                                                                                                                           113,773
                                                                                                                   ---------------
MASSACHUSETTS (4.1%)
Massachusetts Dev. Finance Agency
  Resource Recovery Rev. (Waste Management Inc.) PUT     6.90%         12/1/2009                          2,000              2,277
Massachusetts GO                                         5.50%          8/1/2018 (2)                     10,000             11,335
Massachusetts GO                                         5.50%          8/1/2019 (1)                     15,000             16,951
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                      5.70%          7/1/2015                         22,500             21,129
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Univ. of Massachusetts Memorial Health Care Inc.)     6.50%          7/1/2011                          6,900              7,547
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Univ. of Massachusetts Memorial Health Care Inc.)    6.625%          7/1/2032                         17,000             17,330
Massachusetts Housing Finance Agency Rev.                5.95%         10/1/2008 (2)                      1,560              1,594
Massachusetts Ind. Finance Agency
  Resource Recovery Rev. (Refusetech Inc.)               6.30%          7/1/2005                         25,875             26,433
Massachusetts Ind. Finance Agency
Solid Waste Disposal Rev. (Massachusetts Paper Co.)      8.50%         11/1/2012 **                       5,098                472
Massachusetts Muni. Wholesale Electric Co.
  Power System Rev.                                      5.25%          7/1/2015 (1)                      7,535              8,174
Massachusetts Water Resources Auth. Rev.                 6.50%         7/15/2019                         43,700             53,364
Massachusetts Water Resources Auth. Rev. VRDO            1.05%         11/7/2003 (3)                        990                990
                                                                                                                   ---------------
                                                                                                                           167,596
                                                                                                                   ---------------
MICHIGAN (0.5%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)    6.25%         4/15/2027                         11,000             11,401
Dickinson County MI Memorial Hosp. System Rev.          7.625%         11/1/2004 (Prere.)                   440                463
Dickinson County MI Memorial Hosp. System Rev.           8.00%         11/1/2004 (Prere.)                 5,700              6,191
Michigan Strategic Fund Limited Obligation Rev.
  (UTD Waste Systems)                                    5.20%          4/1/2010                          1,500              1,555
                                                                                                                   ---------------
                                                                                                                            19,610
                                                                                                                   ---------------
MINNESOTA (2.1%)
Minneapolis & St. Paul MN Metro. Airport                 5.20%          1/1/2024 (2)                      7,000              7,172
Minneapolis MN Health Care System
  (Allina Health System)                                 6.00%        11/15/2023                          7,000              7,405
Minneapolis MN Health Care System
  (Allina Health System)                                 5.75%        11/15/2032                         39,000             40,106
Rochester MN Health Care Fac. Rev. (Mayo Foundation)    5.375%        11/15/2018                          8,850              9,558
Rochester MN Health Care Fac. Rev. (Mayo Foundation)     5.50%        11/15/2027                          4,500              4,735
Washington County MN Housing & Redev. Auth. Rev.
  (Woodland Park)                                        0.00%          5/1/2005 (Prere.)                13,457              3,258
Washington County MN Housing & Redev. Auth. Rev.
  (Woodland Park)                                        9.75%          5/1/2005 (Prere.)                10,035             11,587
                                                                                                                   ---------------
                                                                                                                            83,821
                                                                                                                   ---------------
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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Missouri (0.4%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Luke's Mission Health System)                    5.375%        11/15/2016 (1)              $       7,000    $         7,570
Sugar Creek MO IDR Lafarge North America                 5.65%          6/1/2037                         11,000             10,667
                                                                                                                   ---------------
                                                                                                                            18,237
                                                                                                                   ---------------
NEBRASKA (1.3%)
Lancaster County NE Hosp. Auth. Rev.
 (BryanLGH Medical Center)                               5.25%          6/1/2031 (2)                      5,500              5,544
Lincoln NE Lincoln Electric System Rev.                  5.25%          9/1/2016                         21,345             23,262
Lincoln NE Lincoln Electric System Rev.                  5.25%          9/1/2017                         22,370             24,226
                                                                                                                   ---------------
                                                                                                                            53,032
                                                                                                                   ---------------
NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Auth. PCR
  (United Illuminating) PUT                              4.55%          2/1/2004                         10,000             10,048

NEW JERSEY (7.1%)
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev. PUT                          6.85%         12/1/2009                          5,000              5,722
Gloucester County NJ Improvement Auth.
  Solid Waste Resource Rev. PUT                          7.00%         12/1/2009                          1,500              1,716
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                              6.125%          1/1/2019                          2,000              1,903
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                               6.00%          1/1/2029                          7,500              6,980
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                              6.125%          1/1/2029                          6,000              5,508
Hudson County NJ Improvement Auth.
  Solid Waste Systems Rev.                              6.125%          1/1/2029                         10,000              9,381
New Jersey Econ. Dev. Auth. Market Transition
  Fac. Rev.                                             5.875%          7/1/2004 (1)(Prere.)              8,000              8,417
New Jersey Econ. Dev. Auth. Rev.
  (Kapkowski Road Land?ll - DST Project Elizabeth)      6.375%         5/15/2014 (Prere.)                 2,250              2,736
New Jersey Econ. Dev. Auth. Rev.
  (Kapkowski Road Land?ll - DST Project Elizabeth)      6.375%         5/15/2014 (Prere.)                30,500             37,327
New Jersey Econ. Dev. Auth. Rev.
  (Presbyterian Home at Montgomery)                     6.375%         11/1/2031                         10,000              9,830
New Jersey Econ. Dev. Auth. Special Fac. Rev.
  (Continental Airlines, Inc.)                          6.625%         9/15/2012                         26,400             24,871
New Jersey Econ. Dev. Auth. Special Fac. Rev.
  (Continental Airlines, Inc.)                           7.00%        11/15/2030                          5,000              4,562
New Jersey Sports & Exposition Auth. Rev.                6.50%          3/1/2013                         15,000             18,078
New Jersey Transit Corp. Capital GAN                     5.50%          2/1/2009 (2)                     61,405             61,622
New Jersey Transp. Corp. COP                             5.75%         9/15/2015                         26,620             29,503
New Jersey Transp. Trust Fund Auth. Rev.                 5.50%         6/15/2015                         16,000             17,860
New Jersey Transp. Trust Fund Auth. Rev.                 5.50%         6/15/2016                         20,000             22,173
New Jersey Turnpike Auth. Rev. VRDO                      1.12%         11/7/2003 (3)LOC                  17,700             17,700
                                                                                                                   ---------------
                                                                                                                           285,889
                                                                                                                   ---------------
NEW MEXICO (1.9%)
Farmington NM PCR (El Paso Electric Co. Project) PUT    6.375%          8/1/2005                          5,000              5,199
Farmington NM PCR
  (Public Service - San Juan Project) PUT                2.75%          4/1/2004                         31,250             31,226
New Mexico Highway Comm. Tax Rev.                        6.00%         6/15/2014                         11,000             12,626


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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Hosp. Equipment Loan Council Hosp.
  System Rev. (Presbyterian Healthcare Services)         5.50%          8/1/2030                  $      27,550    $        27,699
                                                                                                                   ---------------
                                                                                                                            76,750
                                                                                                                   ---------------
NEW YORK (11.8%)
Long Island NY Power Auth. Electric System Rev.          0.00%          6/1/2012 (4)                     10,000              7,213
Long Island NY Power Auth. Electric System Rev.          0.00%          6/1/2015 (4)                     10,000              6,151
Long Island NY Power Auth. Electric System Rev. VRDO     1.12%         11/3/2003 LOC                      4,000              4,000
Long Island NY Power Auth. Electric System Rev. VRDO     1.15%         11/3/2003 LOC                      6,400              6,400
Long Island NY Power Auth. Electric System Rev. VRDO     1.17%         11/3/2003 LOC                      5,400              5,400
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                               6.00%          4/1/2020 (1)(ETM)                18,000             21,466
Metro. New York Transp. Auth. Rev. (Service Contract)   7.375%          7/1/2008 (ETM)                   19,715             22,567
Metro. New York Transp. Auth. Rev. (Service Contract)    5.50%          7/1/2014                         15,460             17,385
Metro. New York Transp. Auth. Rev. (Service Contract)    5.50%          7/1/2015                         28,165             31,485
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO   1.10%         11/7/2003 (4)                     29,265             29,265
New York City NY GO                                     5.625%          6/1/2013 (1)                      9,625             10,901
New York City NY GO                                     5.625%          8/1/2013 (1)                     15,760             17,883
New York City NY GO                                     5.625%          6/1/2014 (1)                      5,825              6,543
New York City NY GO                                     5.625%          8/1/2014 (1)                      8,605              9,682
New York City NY GO                                     5.625%          8/1/2014 (1)                     34,810             39,168
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                           1.15%         11/3/2003                          4,100              4,100
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                           1.17%         11/3/2003 (3)                      2,900              2,900
New York City NY Transitional Finance Auth. Rev.
  Future Tax                                             5.00%          8/1/2008                          1,580              1,758
New York City NY Transitional Finance Auth. Rev.
  Future Tax                                             5.00%          8/1/2009                          2,885              3,215
New York City NY Transitional Finance Auth. Rev.
  Future Tax                                             5.25%          8/1/2012                         10,000             11,143
New York City NY Transitional Finance Auth. Rev. VRDO    1.17%         11/3/2003                         10,000             10,000
New York City NY Transitional Finance Auth. Rev. VRDO    1.03%         11/7/2003                         16,725             16,725
New York State Dormitory Auth. Rev. (City Univ.)         7.50%          7/1/2010                          5,500              6,620
New York State Dormitory Auth. Rev. (State Univ.)        7.50%         5/15/2013                         13,380             17,149
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                           4.90%         11/1/2010 (1)                      9,045              9,803
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                           5.00%         11/1/2011 (1)                      8,150              8,766
New York State Housing Finance Agency Rev.
  (Nursing Home & Health Care)                           5.10%         11/1/2012 (1)                      9,925             10,606
New York State Local Govt. Assistance Corp.              6.00%          4/1/2005 (Prere.)                 5,245              5,703
New York State Thruway Auth. Rev. (Service Contract)     5.00%         3/15/2009 +                        7,000              7,713
New York State Thruway Auth. Rev. (Service Contract)     5.00%         3/15/2010 +                        5,185              5,680
Port Auth. of New York & New Jersey Rev.                 5.50%         7/15/2014                         13,620             14,343
Port Auth. of New York & New Jersey Rev.                 5.50%         7/15/2015                         14,315             15,031
Port Auth. of New York & New Jersey Special
  Obligation Rev. (JFK International Airport)            6.25%         12/1/2008 (1)                      4,000              4,587
Triborough Bridge & Tunnel Auth. New York Rev.           5.50%          1/1/2017 (ETM)                   10,000             11,415
Triborough Bridge & Tunnel Auth. New York Rev.           5.25%        11/15/2018                         15,000             16,139
Triborough Bridge & Tunnel Auth. New York Rev.
  (Convention Center)                                    7.25%          1/1/2010                         13,500             15,704
Triborough Bridge & Tunnel Auth. New York Rev. VRDO      1.05%         11/7/2003                          3,300              3,300
Westchester County NY Health Care Corp. Rev.            5.875%         11/1/2025                         17,500             18,144
Westchester County NY Health Care Corp. Rev.             6.00%         11/1/2030                         21,000             21,863
                                                                                                                   ---------------
                                                                                                                           477,916
                                                                                                                   ---------------

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
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
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA (3.2%)
New Hanover County NC Hosp. Rev.
  (New Haven Regional Medical Center)                    5.75%         10/1/2016 (2)              $      12,500    $        13,898
North Carolina Capital Fac. Finance Agency Rev.
  (Duke Univ.)                                           5.25%         10/1/2039                         35,000             35,836
North Carolina Eastern Muni. Power Agency Rev.          5.375%          1/1/2013                         17,455             18,350
North Carolina Eastern Muni. Power Agency Rev.           5.50%          1/1/2014                          6,000              6,379
North Carolina Eastern Muni. Power Agency Rev.           5.50%          1/1/2015                          8,000              8,405
North Carolina Eastern Muni. Power Agency Rev.           5.50%          1/1/2016                          3,000              3,131
North Carolina Eastern Muni. Power Agency Rev.           5.50%          1/1/2017                          2,000              2,073
North Carolina Eastern Muni. Power Agency Rev.           6.50%          1/1/2018 (ETM)                    6,665              8,313
North Carolina Medical Care Comm. Health Care Fac.
  (The Presbyterian Homes, Inc.)                        6.875%         10/1/2021                          4,000              4,278
North Carolina Medical Care Comm. Health Care Fac.
  (The Presbyterian Homes, Inc.)                         7.00%         10/1/2031                         15,000             15,964
North Carolina Medical Care Comm. Retirement Fac.
First Mortgage Rev. (United Methodist Retirement Home)   7.25%         10/1/2032                         13,000             13,562
                                                                                                                   ---------------
                                                                                                                           130,189
                                                                                                                   ---------------
NORTHERN MARIANA ISLANDS (0.3%)
Northern Mariana Islands GO                             7.375%          6/1/2030 *                       10,500             10,726

OHIO (3.0%)
Butler County OH Transp. Improvement Dist. Rev.          5.50%          4/1/2009 (4)                      3,000              3,392
Hamilton OH Electric System Rev. VRDO                    1.05%         11/7/2003 (4)                      1,400              1,400
Kent State Univ. Ohio VRDO                               1.10%         11/7/2003 (1)                      1,500              1,500
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)   5.25%         12/1/2004 (9)(ETM)                 2,250              2,349
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)  5.375%         12/1/2005 (9)(ETM)                 2,400              2,594
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)   5.20%         12/1/2006 (9)(ETM)                 5,000              5,522
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)   5.75%         12/1/2007 (9)(ETM)                 3,300              3,762
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)   5.35%         12/1/2008 (9)(ETM)                 4,615              5,232
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)   5.40%         12/1/2009 (9)(ETM)                 3,850              4,395
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) PUT    5.80%         12/1/2004                         10,000             10,215
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO  1.10%         11/7/2003                          3,800              3,800
Ohio PCR (Sohio Air British Petroleum Co.) VRDO          1.12%         11/3/2003                          5,600              5,600
Ohio Solid Waste Rev. (General Motors Corp.)             6.30%         12/1/2032                         12,000             12,678
Ohio Solid Waste Rev. (Waste Management Inc.) PUT        4.85%         11/1/2007                         15,465             16,185
Ohio Water Dev. Auth. PCR (Pennsylvania Power Co.) PUT   5.90%         12/1/2004                          5,200              5,321
Ohio Water Dev. Auth. PCR (Toledo-Edison) PUT            5.58%         6/15/2004                         18,800             19,009
Parma OH Hosp. Improvement Rev.
  (Parma Community General Hosp.)                        5.35%         11/1/2018                          2,500              2,559
Scioto County OH Marine Terminal Fac.
  (Norfolk Southern Corp.)                               5.30%         8/15/2013                         14,750             15,039
                                                                                                                   ---------------
                                                                                                                           120,552
                                                                                                                   ---------------
OKLAHOMA (1.0%)
Jackson County OK Memorial Hosp. Auth. Rev.
  (Jackson Memorial)                                     6.75%          8/1/2004                            805                803
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)      5.625%         8/15/2029                         17,850             11,948
Tulsa OK Muni. Airport Transp. Rev.
  (American Airlines) PUT                                5.65%         12/1/2008                         32,500             27,337
                                                                                                                   ---------------
                                                                                                                            40,088
                                                                                                                   ---------------
OREGON (1.1%)
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                 5.25%          5/1/2021                          5,000              5,166

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Klamath Falls OR Electric Rev.                           5.50%          1/1/2007                  $      11,000    $        11,486
Klamath Falls OR Electric Rev.                           5.75%          1/1/2013                         20,000             19,939
Portland OR Sewer System Rev.                            5.50%          6/1/2017 (1)                      5,000              5,381
Umatilla County OR Hosp. Fac. Auth. Rev.
  (Catholic Health Initiative)                           5.75%         12/1/2020                          3,000              3,173
                                                                                                                   ---------------
                                                                                                                            45,145
                                                                                                                   ---------------
PENNSYLVANIA (4.6%)
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)                     5.75%          1/1/2011 (1)                      6,000              6,609
Bucks County PA IDA (Chandler Health Care)               5.70%          5/1/2009                          1,425              1,388
Bucks County PA IDA (Chandler Health Care)               6.20%          5/1/2019                          1,000                939
Delaware County PA Hosp. Auth. Rev.
  (Crozer-Chester Medical Center)                        5.30%         12/1/2027                          8,905              7,729
Delaware County PA IDA PCR (PECO Energy Co.) PUT         5.20%         10/1/2004                          1,250              1,285
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                        6.10%          1/1/2006                          5,500              5,833
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System)                   5.50%         8/15/2023                         27,700             29,497
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO              1.12%         11/3/2003                         10,200             10,200
Montgomery County PA IDA PCR (PECO Energy) PUT           5.20%         10/1/2004                         16,275             16,735
Pennsylvania Convention Center Auth. Rev.                6.60%          9/1/2009 (4)                      2,500              2,660
Pennsylvania Convention Center Auth. Rev.                6.70%          9/1/2014 (4)                      3,500              3,725
Pennsylvania Convention Center Auth. Rev.                6.75%          9/1/2019 (4)                      3,695              3,934
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)      7.05%         12/1/2010                          2,500              2,582
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)     7.125%         12/1/2015                         14,000             14,451
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                   1.05%         11/7/2003 (2)                      5,700              5,700
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pennsylvania Health System
    Obligated Group) VRDO                                1.10%         11/7/2003 LOC                      3,900              3,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO                1.12%         11/3/2003 LOC                     18,300             18,300
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Methodist Hosp.)                                      7.75%          7/1/2004 (Prere.)                11,125             11,724
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Roxborough Memorial Hosp.)                            7.25%        12/31/2007                            185                135
Philadelphia PA Muni. Auth. Rev.                        6.125%         7/15/2008                          4,000              4,091
Philadelphia PA Muni. Auth. Rev.                         6.25%         7/15/2013                          5,785              5,909
Philadelphia PA Muni. Auth. Rev.                         6.30%         7/15/2017                          1,750              1,787
Philadelphia PA Water & Waste Water Rev.                 7.00%         6/15/2011 (3)                     21,500             26,492
Sayre PA Health Care Fac. Auth. Rev.
  (VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO                                  1.05%         11/7/2003 (2)                        700                700
                                                                                                                   ---------------
                                                                                                                           186,305
                                                                                                                   ---------------
PUERTO RICO (0.2%)
Puerto Rico Electric Power Auth. Rev.                    5.50%          7/1/2020                          5,300              5,805

SOUTH CAROLINA (1.7%)

Richland County SC (International Paper)                 6.10%          4/1/2023                         22,750             23,637
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)             7.375%        12/15/2010 (Prere.)                19,500             24,803

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Auth. Rev.                 5.00%          1/1/2019 (2)              $       9,120    $         9,532
South Carolina Public Service Auth. Rev.                 5.00%          1/1/2021 (2)                      9,000              9,285
                                                                                                                   ---------------
                                                                                                                            67,257
                                                                                                                   ---------------
TENNESSEE (1.9%)
Memphis-Shelby County TN Airport Auth. Rev.              5.05%          9/1/2012                          5,100              5,417
Memphis-Shelby County TN Airport Auth. Rev.              6.00%          3/1/2024 (2)                      7,450              8,042
Metro. Govt. of Nashville & Davidson County
TN Electric Rev. 5.20% 5/15/2023 17,000 17,504
Metro. Govt. of Nashville & Davidson County TN GO        5.50%        10/15/2015 (3)                     14,935             16,686
Metro. Govt. of Nashville & Davidson County TN GO        5.50%        10/15/2016 (3)                     13,545             15,089
Metro. Govt. of Nashville & Davidson County
TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO           1.15%         11/3/2003                         11,300             11,300
Spring?eld TN Health & Educ. Fac. Board Hosp. Rev.
  (Northcrest Medical Center)                            4.90%          8/1/2008                          3,020              3,033
                                                                                                                   ---------------
                                                                                                                            77,071
                                                                                                                   ---------------
TEXAS (9.3%)
Austin TX Airport System Rev.                            6.45%        11/15/2020 (1)                     17,040             18,882
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                         5.40%          5/1/2006                         10,970             11,524
Brazos River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                         5.40%          5/1/2006                         24,770             26,021
Brazos River Auth. Texas Rev.
  (Reliant Energy Inc.)                                 5.375%          4/1/2019                          6,000              5,550
Brazos River Auth. Texas Rev.
  (Reliant Energy Inc.) PUT                              7.75%         12/1/2018                          5,000              5,411
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
  (Dow Chemical Co. Project) PUT                         5.20%         5/15/2008                         35,200             37,387
Harris County TX GO                                      0.00%         10/1/2013 (1)                      9,630              6,318
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                                   1.12%         11/3/2003                         53,300             53,300
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO                        1.12%         11/3/2003                         10,000             10,000
Harris County TX Health Fac. Dev. Corp. Rev.
  (Texas Medical Center) VRDO                            1.12%         11/3/2003 (1)                     16,200             16,200
Harris County TX Hosp. Dist. Rev.                        7.40%         2/15/2010 (2)                     10,165             11,868
Harris County TX Hosp. Dist. Rev.                        7.40%         2/15/2010 (2)(ETM)                 7,335              8,254
Harris County TX Hosp. Dist. Rev.                        6.00%         2/15/2014 (1)                     13,985             15,918
Harris County TX Sports Auth. Rev.                       0.00%        11/15/2026 (1)                     10,000              2,827
Harris County TX Sports Auth. Rev.                       0.00%        11/15/2028 (1)                     10,000              2,516
Harris County TX Sports Auth. Rev.                       0.00%        11/15/2030 (1)                     10,000              2,234
Houston TX Water & Sewer System Rev.                     0.00%         12/1/2010 (2)                      5,000              3,890
Houston TX Water & Sewer System Rev.                     0.00%         12/1/2011 (2)                     24,810             18,188
Houston TX Water & Sewer System Rev.                     0.00%         12/1/2012 (2)                     26,000             17,939
Lower Colorado River Auth. Texas PCR
  (Samsung Austin Semiconductor LLC)                     6.95%          4/1/2030                         11,000             12,054
Lower Colorado River Auth. Texas Rev.                    6.00%         5/15/2013 (4)                      9,700             11,156
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT                              2.15%         11/1/2004                         18,000             18,020
Odessa TX Junior College Dist. Rev.                     8.125%          6/1/2005 (Prere.)                 9,180             10,296
Sabine River Auth. Texas PCR
  (Texas Util. Electric Co.) PUT                         5.75%         11/1/2011                         11,000             11,494
San Antonio TX Electric & Gas Rev.                       5.00%          2/1/2017 (ETM)                    2,560              2,786
Texas Muni. Power Agency Rev.                            0.00%          9/1/2016 (1)                     13,785              7,596
Texas Muni. Power Agency Rev.                            0.00%          9/1/2016 (1)(ETM)                   215                119
Texas Turnpike Auth. Dallas Northway Rev.
 (President George Bush Turnpike)                        0.00%          1/1/2011 (2)(ETM)                 7,000              5,345

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
Texas Water Dev. Board GO                                5.75%          8/1/2031                  $      21,395    $     22,968
                                                                                                                   ---------------
                                                                                                                           376,061
                                                                                                                   ---------------
UTAH (0.7%)
Intermountain Power Agency Utah Power Supply Rev.        5.70%          7/1/2017 (1)                     12,000             13,259
Intermountain Power Agency Utah Power Supply Rev.        5.00%          7/1/2021                         12,500             12,655
                                                                                                                   ---------------
                                                                                                                           25,914
                                                                                                                   ---------------
VIRGIN ISLANDS (1.4%)
Virgin Islands Public Finance Auth. Rev.                 5.50%         10/1/2007                          6,530              7,131
Virgin Islands Public Finance Auth. Rev.                 6.00%         10/1/2008                          4,915              5,329
Virgin Islands Public Finance Auth. Rev.                 5.20%         10/1/2009                          3,065              3,275
Virgin Islands Public Finance Auth. Rev.                 5.75%         10/1/2013                         11,000             11,200
Virgin Islands Public Finance Auth. Rev.                5.875%         10/1/2018                         19,000             19,333
Virgin Islands Public Finance Auth. Rev.                6.375%         10/1/2019                         10,000             11,045
                                                                                                                   ---------------
                                                                                                                            57,313
                                                                                                                   ---------------
VIRGINIA (4.0%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West) 7.25%         10/1/2031                          5,840              5,527
Alexandria VA Redev. & Housing Auth. Rev. (Portals West) 8.25%          4/1/2032                            475                448
Charles City County VA IDA Solid Waste Disposal Rev.
  (Waste Management)                                    4.875%          2/1/2009                          7,750              7,979
Chester?eld County VA Mortgage Rev. (Brandermill Woods)  6.50%          1/1/2028                         15,586             14,528
Henrico County VA Econ. Dev. (Bon Secours)               5.60%        11/15/2030                          7,600              7,751
Lynchburg VA IDA Healthcare Facs. Rev. (Centra Health)   5.20%          1/1/2018                          3,500              3,572
Metro. Washington Airports Auth. Airport System Rev.     5.70%         10/1/2007 (1)                     12,900             13,608
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2009 (3)                      6,795              7,505
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2010 (3)                      7,270              7,992
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2013 (1)                      2,500              2,723
Metro. Washington Airports Auth. Airport System Rev.    5.875%         10/1/2015 (1)                      7,400              7,828
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2016 (1)                      2,775              2,964
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2017 (1)                      2,000              2,123
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2018 (1)                      2,000              2,114
Metro. Washington Airports Auth. Airport System Rev.     5.50%         10/1/2027 (1)                     24,000             24,882
Pocahontas Parkway Assoc.
Virginia Route 895 Connector Toll Road Rev.              5.25%         8/15/2007                          4,600              4,448
Pocahontas Parkway Assoc.
Virginia Route 895 Connector Toll Road Rev.              5.25%         8/15/2009                          6,000              5,618
Pocahontas Parkway Assoc.
Virginia Route 895 Connector Toll Road Rev.              5.00%         8/15/2010                          6,100              5,483
Pocahontas Parkway Assoc.
Virginia Route 895 Connector Toll Road Rev.              5.00%         8/15/2011                          3,900              3,418
Pocahontas Parkway Assoc.
Virginia Route 895 Connector Toll Road Rev.              5.50%         8/15/2028                         30,000             23,176
Virginia Beach VA Dev. Auth. Residential Care Fac.
Mortgage Rev. (Westminster Canterbury)                   7.25%         11/1/2032                          9,000              9,456
                                                                                                                   ---------------
                                                                                                                           163,143
                                                                                                                   ---------------
WASHINGTON (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)  0.00%          6/1/2010 (1)                     19,550             15,281
Chelan County WA Public Util. Dist. (Rock Island Hydro)  0.00%          6/1/2011 (1)                     11,400              8,391
Chelan County WA Public Util. Dist. (Rock Island Hydro)  0.00%          6/1/2012 (1)                     19,650             13,595
Port of Seattle WA Rev. 5.75% 5/1/2014 15,600 16,011
Spokane WA Downtown Parking Rev. (River Park Square)     5.60%          8/1/2019 **                       6,000              2,618
Washington (Motor Vehicle Fuel Tax) GO                   5.75%          7/1/2018 (3)                      6,790              7,381
                                                                                                                   ---------------
                                                                                                                            63,277
                                                                                                                   ---------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE             MARKET
                                                                        MATURITY                         AMOUNT             VALUE*
HIGH-YIELD TAX-EXEMPT FUND                              COUPON              DATE                          (000)              (000)
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA (0.8%)
Mason County WV PCR Appalachian Power Co. Project        5.50%         10/1/2022                  $      20,000    $        19,813
West Virginia Building Comm. Rev.
  (Jail & Correction Fac.)                               7.00%          7/1/2013 (1)(ETM)                 8,390             10,615
                                                                                                                   ----------------
                                                                                                                            30,428
                                                                                                                   ----------------
WYOMING (0.2%)
Converse County WY Environmental Improvement Rev.
  (Paci?corp Project) PUT                               4.125%          6/3/2013                          2,500              2,437
Lincoln County WY Environmental Improvement Rev.
  (Paci?corp Project) PUT                               4.125%          6/3/2013                          5,500              5,299
                                                                                                                   ----------------
                                                                                                                             7,736
                                                                                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $3,831,994)                                                                                                $     4,015,445
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                        99,415
Liabilities                                                                                                                (61,108)
                                                                                                                   ----------------
                                                                                                                   $        38,307
                                                                                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                  $     4,053,752
===================================================================================================================================
oSee Note A in Notes to Financial Statements.
*Securities  with a value of $9,000,000  have been  segregated as initial margin for open future contracts.
**Non-income-producing security--Interest Payments in Default.
For key to abbreviations and other references, See page 112.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                               $       3,968,526
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                        (100,304)
Unrealized Appreciation
  Investment Securities                                                 183,451
  Futures Contracts                                                       2,079
--------------------------------------------------------------------------------
NET ASSETS                                                    $       4,053,752
================================================================================

Investor Shares--Net Assets
Applicable to 243,606,289 outstanding $.001
  par value shares of bene?cial interest
    (unlimited authorization)                                 $       2,604,978
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                    $           10.69
================================================================================

Admiral Shares--Net Assets
Applicable to 135,482,399 outstanding $.001
  par value shares of bene?cial interest
    (unlimited authorization)                                 $       1,448,774
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                     $           10.69
================================================================================

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certi?cate of Participation.
CP--Commercial Paper.
FR--Floating Rate.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
UFSD--Union Free School District.
USD--United School District.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

+ Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2003.

SCHEDULED PRINCIPAL AND INTEREST PAYMENTS ARE GUARANTEED BY:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.
LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

(C)2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

F950 122003

ITEM 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

ITEM 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.


ITEM 4: Not applicable.

ITEM 5: Not applicable.

ITEM 6: Reserved.

ITEM 7: Not applicable.

ITEM 8: Reserved.

ITEM 9: CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant's internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:
         (a) code of ethics
         (b) certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      VANGUARD MUNICIPAL BOND FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: December 12, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      VANGUARD MUNICIPAL BOND FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: December 12, 2003

      VANGUARD MUNICIPAL BOND FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
               TREASURER

Date: December 12, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.